UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

MoA Funds Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue,

New York, NY 10022

(Address of principal executive offices) (Zip code)

Joseph R. Gaffoglio

Chief Executive Officer and Principal Exective Officer

MoA Funds Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Shareholder Report  December 31, 2025

MoA Equity Index Fund

MAEIX

This Annual Shareholder Report contains important information about the MoA Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Equity Index Fund	$15	0.14%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.68%, compared to 17.88% for the S&P 500® Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Equity Index Fund	S&P 500 Index
2015	10,000	10,000
2016	11,178	11,196
2017	13,592	13,640
2018	13,000	13,042
2019	17,053	17,149
2020	20,154	20,304
2021	25,903	26,132
2022	21,175	21,399
2023	26,706	27,025
2024	33,337	33,786
2025	39,232	39,827

EQID-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Equity Index Fund	17.68%	14.25%	14.65%
S&P 500 Index	17.88%	14.42%	14.82%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$6,173,800,926
  Number of Portfolio Holdings511
  Portfolio Turnover Rate2.55%
  Investment Advisory Fees Paid$4,367,760

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	32.2%
Communications	16.8%
Financial	14.0%
Consumer, Non-cyclical	13.8%
Consumer, Cyclical	8.1%
Industrial	7.4%
Energy	2.8%
Utilities	2.2%
Other	2.7%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAEIX

Annual Shareholder Report  December 31, 2025

MoA All America Fund

MAAKX

This Annual Shareholder Report contains important information about the MoA All America Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA All America Fund	$57	0.54%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 11.96%, compared to 17.15% for the Russell 3000® Index.

  Performance was primarily driven by favorable economic and market conditions and the strategic allocations of the Fund,  a portion of which is actively managed and a portion that is passively managed.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  A long-term view and potential overall portfolio diversification benefits, which include holding companies of various market capitalizations, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA All America Fund	Russell 3000 Index
2015	10,000	10,000
2016	11,138	11,274
2017	13,281	13,656
2018	12,201	12,940
2019	15,637	16,954
2020	18,289	20,495
2021	23,239	25,754
2022	19,126	20,808
2023	23,015	26,209
2024	27,415	32,448
2025	30,694	38,012

AMER-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA All America Fund	11.96%	10.91%	11.87%
Russell 3000 Index	17.15%	13.15%	14.29%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$296,419,036
  Number of Portfolio Holdings671
  Portfolio Turnover Rate20.64%
  Investment Advisory Fees Paid$1,188,228

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	23.0%
Financial	16.8%
Consumer, Non-cyclical	15.8%
Industrial	14.0%
Communications	10.7%
Consumer, Cyclical	8.2%
Energy	3.8%
Utilities	3.6%
Basic Materials	1.8%
Other	2.3%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	4.5%
Apple, Inc.	4.0%
Microsoft Corp.	3.6%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	2.3%
Broadcom, Inc.	1.6%
Meta Platforms, Inc.	1.4%
Tesla, Inc.	1.3%
Berkshire Hathaway, Inc.	0.9%
JPMorgan Chase & Co.	0.9%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA All America Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAAKX

Annual Shareholder Report  December 31, 2025

MoA Small Cap Value Fund

MAVKX

This Annual Shareholder Report contains important information about the MoA Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Value Fund	$85	0.84%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 2.00%, compared to 12.59% for the Russell 2000® Value Index.

  Performance was primarily driven by stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. In general, smaller capitalization companies responded positively to the Federal Reserve’s first rate cut in four years. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding smaller market capitalization companies, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Small Cap Value Fund	Russell 3000 Index	Russell 2000 Value Index
2015	10,000	10,000	10,000
2016	12,005	11,274	13,174
2017	13,021	13,656	14,207
2018	11,111	12,940	12,379
2019	13,204	16,954	15,151
2020	12,685	20,495	15,853
2021	16,781	25,754	20,335
2022	15,133	20,808	17,390
2023	16,584	26,209	19,937
2024	18,456	32,448	21,543
2025	18,825	38,012	24,256

SMVA-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Small Cap Value Fund	2.00%	8.22%	6.53%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$366,683,362
  Number of Portfolio Holdings81
  Portfolio Turnover Rate37.96%
  Investment Advisory Fees Paid$2,811,233

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	39.6%
Industrial	14.7%
Consumer, Non-cyclical	14.0%
Consumer, Cyclical	7.6%
Utilities	6.1%
Energy	5.9%
Basic Materials	3.8%
Technology	3.0%
Communications	2.3%
Other	3.0%

Top 10 Investments (as a % of Net Assets)

American Healthcare REIT, Inc.	3.1%
Mueller Industries, Inc.	3.1%
Telephone and Data Systems, Inc.	2.3%
VSE Corp.	2.2%
Enpro, Inc.	2.2%
UMB Financial Corp.	2.0%
Mercury Systems, Inc.	2.0%
Stock Yards Bancorp, Inc.	2.0%
Hancock Whitney Corp.	2.0%
Janus Henderson Group PLC	2.0%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Small Cap Value Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAVKX

Annual Shareholder Report  December 31, 2025

MoA Small Cap Growth Fund

MAGKX

This Annual Shareholder Report contains important information about the MoA Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Growth Fund	$87	0.84%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 8.52%, compared to 13.01% for the Russell 2000® Growth Index.

  Performance was primarily driven by favorable economic and market conditions and stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. In general, smaller capitalization companies responded positively to the Federal Reserve’s first rate cut in four years. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding smaller market capitalization companies, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Small Cap Growth Fund	Russell 3000 Index	Russell 2000 Growth Index
2015	10,000	10,000	10,000
2016	10,814	11,274	11,132
2017	13,358	13,656	13,599
2018	11,698	12,940	12,334
2019	14,804	16,954	15,847
2020	21,259	20,495	21,335
2021	23,452	25,754	21,939
2022	16,809	20,808	16,157
2023	19,436	26,209	19,171
2024	21,364	32,448	22,077
2025	23,184	38,012	24,949

SMGW-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Small Cap Growth Fund	8.52%	1.75%	8.77%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$425,558,359
  Number of Portfolio Holdings92
  Portfolio Turnover Rate32.89%
  Investment Advisory Fees Paid$3,002,025

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Industrial	28.4%
Consumer, Non-cyclical	26.8%
Technology	14.1%
Financial	10.9%
Consumer, Cyclical	7.8%
Communications	3.5%
Energy	3.2%
Basic Materials	2.1%
Utilities	1.4%
Other	1.8%

Top 10 Investments (as a % of Net Assets)

ESCO Technologies, Inc.	2.7%
Sterling Infrastructure, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.6%
Fabrinet	2.3%
Federal Signal Corp.	2.2%
Modine Manufacturing Co.	2.0%
Agilysys, Inc.	1.9%
Rambus, Inc.	1.9%
PJT Partners, Inc.	1.9%
Workiva, Inc.	1.8%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Small Cap Growth Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAGKX

Annual Shareholder Report  December 31, 2025

MoA Small Cap Equity Index Fund

MASOX

This Annual Shareholder Report contains important information about the MoA Small Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Equity Index Fund	$16	0.16%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 5.80%, compared to 6.02% for the S&P SmallCap® 600 Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. In general, smaller capitalization companies responded positively to the Federal Reserve’s first rate cut in four years. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding smaller market capitalization companies, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Small Cap Equity Index Fund	S&P 500 Index	S&P SmallCap 600 Index
7/2/18	10,000	10,000	10,000
2018	8,368	9,286	8,286
2019	10,190	12,210	10,173
2020	11,301	14,456	11,322
2021	14,303	18,606	14,358
2022	11,970	15,236	12,047
2023	13,870	19,241	13,980
2024	15,055	24,056	15,196
2025	15,929	28,357	16,110

SMEQ-I-1225

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/2/18
MoA Small Cap Equity Index Fund	5.80%	7.11%	6.41%
S&P 500 Index	17.88%	14.42%	14.91%
S&P SmallCap 600 Index	6.02%	7.31%	6.57%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$170,481,309
  Number of Portfolio Holdings606
  Portfolio Turnover Rate39.23%
  Investment Advisory Fees Paid$136,005

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	26.7%
Industrial	17.6%
Consumer, Non-cyclical	17.4%
Consumer, Cyclical	14.2%
Technology	7.7%
Energy	5.3%
Communications	5.0%
Basic Materials	4.0%
Utilities	2.2%
Other	-0.1%

Top 10 Investments (as a % of Net Assets)

iShares Core S&P Small-Cap ETF	1.4%
Arrowhead Pharmaceuticals, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.6%
Sanmina Corp.	0.6%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corp.	0.5%
SiTime Corp.	0.5%
LKQ Corp.	0.5%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Small Cap Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MASOX

Annual Shareholder Report  December 31, 2025

MoA Mid Cap Value Fund

MAMVX

This Annual Shareholder Report contains important information about the MoA Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Value Fund	$70	0.69%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 2.48%, compared to 11.05% for the Russell Midcap® Value Index.

  Performance was primarily driven by stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding mid-sized market capitalization companies, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Mid Cap Value Fund	Russell 1000 Index	Russell Mid Cap Value Index
2015	10,000	10,000	10,000
2016	11,568	11,205	12,000
2017	13,304	13,636	13,601
2018	11,449	12,983	11,930
2019	14,570	17,063	15,158
2020	14,947	20,640	15,910
2021	20,081	26,101	20,419
2022	17,938	21,108	17,962
2023	19,187	26,708	20,246
2024	21,256	33,255	22,892
2025	21,783	39,030	25,421

MIDVA-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Mid Cap Value Fund	2.48%	7.82%	8.10%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell Mid Cap Value Index	11.05%	9.83%	9.78%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$185,295,544
  Number of Portfolio Holdings79
  Portfolio Turnover Rate36.07%
  Investment Advisory Fees Paid$1,061,498

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Industrial	27.2%
Financial	23.1%
Consumer, Non-cyclical	15.0%
Utilities	9.9%
Energy	7.5%
Consumer, Cyclical	7.2%
Technology	5.8%
Basic Materials	2.0%
Communications	0.5%
Other	1.8%

Top 10 Investments (as a % of Net Assets)

Crown Holdings, Inc.	2.7%
Crane Co.	2.6%
AMETEK, Inc.	2.5%
Evergy, Inc.	2.4%
Entergy Corp.	2.3%
Ameriprise Financial, Inc.	2.2%
Williams Cos., Inc.	2.2%
East West Bancorp, Inc.	2.2%
Teledyne Technologies, Inc.	2.2%
Take-Two Interactive Software, Inc.	2.1%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Mid Cap Value Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMVX

Annual Shareholder Report  December 31, 2025

MoA Mid Cap Growth Fund

MOAGX

This Annual Shareholder Report contains important information about the MoA Mid Cap Growth Fund (the "Fund") for the period of September 8, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Growth Fund	$19Footnote Reference(a)	0.63%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 8, 2025 (commencement of operations) through December 31, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

How did the Fund perform in the past 12 months?

  Since its inception on September 8, 2025, through December 31, 2025, the Fund returned -3.73%, compared to -4.48% for the Russell Midcap® Growth Index.

  Performance was primarily driven by a short operating period and stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding mid-sized market capitalization companies, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Mid Cap Growth Fund	Russell 1000 Index	Russell Mid Cap Growth Index
9/8/25	10,000	10,000	10,000
9/30/2025	9,960	10,275	9,920
10/31/2025	10,002	10,496	9,892
11/30/2025	9,952	10,522	9,682
12/31/25	9,627	10,523	9,552

MCGF-I-1225

Average Annual Total Returns

Since Inception 9/8/25
MoA Mid Cap Growth Fund	-3.73%
Russell 1000 Index	5.23%
Russell Mid Cap Growth Index	-4.48%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$106,483,839
  Number of Portfolio Holdings73
  Portfolio Turnover Rate3.91%
  Investment Advisory Fees Paid$119,140

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Industrial	25.1%
Consumer, Non-cyclical	21.1%
Consumer, Cyclical	15.5%
Technology	15.4%
Financial	10.0%
Utilities	4.2%
Energy	2.5%
Communications	2.4%
Other	3.8%

Top 10 Investments (as a % of Net Assets)

Vertiv Holdings Co.	3.2%
Hilton Worldwide Holdings, Inc.	3.1%
IDEXX Laboratories, Inc.	3.1%
Howmet Aerospace, Inc.	2.6%
Amphenol Corp.	2.4%
HEICO Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.4%
NRG Energy, Inc.	2.3%
Alnylam Pharmaceuticals, Inc.	2.2%
Ameriprise Financial, Inc.	2.2%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Mid Cap Growth Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MOAGX

Annual Shareholder Report  December 31, 2025

MoA Mid Cap Equity Index Fund

MAMEX

This Annual Shareholder Report contains important information about the MoA Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Equity Index Fund	$17	0.16%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 7.28%, compared to 7.50% for the S&P MidCap 400® Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding mid-sized market capitalization companies, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Mid Cap Equity Index Fund	S&P 500 Index	S&P MidCap 400 Index
2015	10,000	10,000	10,000
2016	12,061	11,196	12,074
2017	13,966	13,640	14,035
2018	12,396	13,042	12,480
2019	15,661	17,149	15,749
2020	17,739	20,304	17,900
2021	22,104	26,132	22,332
2022	19,172	21,399	19,416
2023	22,288	27,025	22,607
2024	25,358	33,786	25,756
2025	27,203	39,827	27,688

MIDIN-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Mid Cap Equity Index Fund	7.28%	8.93%	10.52%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,331,547,839
  Number of Portfolio Holdings406
  Portfolio Turnover Rate15.18%
  Investment Advisory Fees Paid$1,074,652

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Industrial	22.7%
Financial	22.1%
Consumer, Non-cyclical	14.8%
Consumer, Cyclical	13.5%
Technology	10.5%
Energy	4.3%
Basic Materials	4.1%
Communications	3.4%
Utilities	3.2%
Other	1.4%

Top 10 Investments (as a % of Net Assets)

Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc.	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Mid Cap Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMEX

Annual Shareholder Report  December 31, 2025

MoA Balanced Fund

MACHX

This Annual Shareholder Report contains important information about the MoA Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Balanced Fund	$62	0.56%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.82%, compared to 14.02% for the 60% S&P 500 / 40% Bloomberg U.S. Aggregate Bond Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 60% in equities and 40% in fixed income.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the blended Indices should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Balanced Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000	10,000	10,000	10,000
2016	10,799	11,196	10,265	10,027	10,841
2017	12,238	13,640	10,628	10,111	12,385
2018	11,805	13,042	10,630	10,300	12,103
2019	14,150	17,149	11,556	10,532	14,785
2020	15,796	20,304	12,424	10,593	17,104
2021	18,391	26,132	12,232	10,598	19,822
2022	16,188	21,399	10,641	10,757	16,737
2023	18,628	27,025	11,229	11,323	19,719
2024	21,900	33,786	11,369	11,939	22,705
2025	26,021	39,827	12,199	12,464	25,888

BAL-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Balanced Fund	18.82%	10.50%	10.04%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index	14.02%	8.64%	9.98%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$212,421,334
  Number of Portfolio Holdings405
  Portfolio Turnover Rate30.65%
  Investment Advisory Fees Paid$814,072

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	18.5%
Consumer, Non-cyclical	9.1%
Financial	8.6%
Communications	8.0%
Industrial	6.2%
Consumer, Cyclical	4.4%
Energy	2.1%
Utilities	1.6%
Basic Materials	1.5%
Other	40.0%

Credit Rating Table*

AAA	4.0%
AA	20.6%
A	3.9%
BBB	10.6%
BB	0.1%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Balanced Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACHX

Annual Shareholder Report  December 31, 2025

MoA International Fund

MAIFX

This Annual Shareholder Report contains important information about the MoA International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA International Fund	$37	0.31%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 37.20%, compared to 31.22% for the MSCI EAFE Index.

  Performance was primarily driven by favorable market conditions, stock selection, and geographic allocation.

  International equity markets posted strong overall performance in 2025, driven by expanding valuations, improving investor sentiment, and currency effects.

  A long-term view and potential overall portfolio diversification benefits, which include high-quality companies with varying geographic exposure, should be considered when reviewing the performance of international stocks relative to domestic stocks.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA International Fund	MSCI EAFE Index
2015	10,000	10,000
2016	10,085	10,100
2017	12,548	12,628
2018	10,980	10,887
2019	13,291	13,284
2020	14,303	14,322
2021	15,787	15,935
2022	14,036	13,632
2023	16,780	16,118
2024	17,650	16,735
2025	24,216	21,959

INTL-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA International Fund	37.20%	11.10%	9.25%
MSCI EAFE Index	31.22%	8.92%	8.18%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$2,214,397,419
  Number of Portfolio Holdings148
  Portfolio Turnover Rate22.34%
  Investment Advisory Fees Paid$4,884,129

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	30.0%
Industrial	17.6%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	11.2%
Technology	8.3%
Communications	5.0%
Energy	3.3%
Basic Materials	3.1%
Utilities	2.8%
Other	1.7%

Country Weightings (as a % of Net Assets)

Japan	21.3%
United States	13.6%
United Kingdom	10.5%
Germany	9.6%
France	8.9%
Italy	5.7%
Spain	5.1%
Australia	4.7%
Other Countries	18.9%
Other Assets and Liabilities	1.7%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA International Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAIFX

Annual Shareholder Report  December 31, 2025

MoA Catholic Values Index Fund

MACCX

This Annual Shareholder Report contains important information about the MoA Catholic Values Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Catholic Values Index Fund	$25	0.23%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.33%, compared to 17.52% for the S&P 500® Catholic Values Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  A long-term view and potential overall portfolio diversification benefits, which include holding companies of various market capitalizations, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Catholic Values Index Fund	S&P 500 Index	S&P 500 Catholic Values Index
9/30/20	10,000	10,000	10,000
2020	11,212	11,215	11,233
2021	14,463	14,434	14,527
2022	11,556	11,820	11,639
2023	14,603	14,927	14,754
2024	17,964	18,662	18,223
2025	21,078	21,999	21,415

CATH-I-1225

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/30/20
MoA Catholic Values Index Fund	17.33%	13.46%	15.25%
S&P 500 Index	17.88%	14.42%	16.20%
S&P 500 Catholic Values Index	17.52%	13.77%	15.61%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$9,867,708
  Number of Portfolio Holdings448
  Portfolio Turnover Rate23.23%
  Investment Advisory Fees Paid$12,537

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	32.5%
Communications	16.9%
Financial	15.5%
Consumer, Non-cyclical	13.2%
Consumer, Cyclical	8.8%
Industrial	6.9%
Energy	2.8%
Utilities	2.2%
Basic Materials	1.2%
Other	-%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	8.0%
Apple, Inc.	7.1%
Microsoft Corp.	6.4%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.7%
Global X S&P 500 Catholic Values ETF	1.6%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Catholic Values Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACCX

Annual Shareholder Report  December 31, 2025

MoA Retirement Income Fund

MARMX

This Annual Shareholder Report contains important information about the MoA Retirement Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Retirement Income Fund	$28	0.27%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 10.53%, compared to 10.05% for the Morningstar Lifetime Allocation Conservative Income Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s allocation which generally includes 75% in fixed income and 25% in equities.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Retirement Income Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar Lifetime Allocation Conservative Income Index
2015	10,000	10,000	10,000	10,000
2016	10,566	11,196	10,265	10,503
2017	11,417	13,640	10,628	11,177
2018	11,268	13,042	10,630	11,043
2019	12,597	17,149	11,556	12,205
2020	13,537	20,304	12,424	13,353
2021	14,306	26,132	12,232	14,032
2022	12,726	21,399	10,641	12,464
2023	13,987	27,025	11,229	13,481
2024	14,995	33,786	11,369	14,208
2025	16,573	39,827	12,199	15,636

CPRT-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Retirement Income Fund	10.53%	4.13%	5.18%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Lifetime Allocation Conservative Income Index	10.05%	3.21%	4.57%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$298,007,733
  Number of Portfolio Holdings7
  Portfolio Turnover Rate18.89%
  Investment Advisory Fees Paid$133,831

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.3%
MoA Intermediate Bond Fund	27.6%
MoA Equity Index Fund	22.7%
MoA International Fund	6.0%
MoA US Government Money Market Fund	5.4%
MoA Mid Cap Equity Index Fund	4.0%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Retirement Income Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MARMX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2020 Fund

MURGX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2020 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2020 Fund	$25	0.23%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 11.18%, compared to 12.86% for the Morningstar Lifetime Allocation Moderate 2020 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the fixed income and equity holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2020 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2020 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	10,795	11,196	10,265	10,027	10,758
2017	12,222	13,640	10,628	10,111	12,125
2018	11,630	13,042	10,630	10,300	11,611
2019	13,704	17,149	11,556	10,532	13,660
2020	14,982	20,304	12,424	10,593	15,468
2021	16,451	26,132	12,232	10,598	16,856
2022	14,302	21,399	10,641	10,757	14,019
2023	15,994	27,025	11,229	11,323	15,593
2024	17,291	33,786	11,369	11,939	16,751
2025	19,224	39,827	12,199	12,464	18,905

CP2020-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Clear Passage 2020 Fund	11.18%	5.11%	6.75%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2020 Index	12.86%	4.09%	6.58%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$407,652,345
  Number of Portfolio Holdings9
  Portfolio Turnover Rate14.83%
  Investment Advisory Fees Paid$214,453

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.8%
MoA Equity Index Fund	23.1%
MoA Intermediate Bond Fund	22.9%
MoA International Fund	8.5%
MoA US Government Money Market Fund	4.7%
MoA Mid Cap Equity Index Fund	4.3%
MoA Small Cap Value Fund	1.1%
MoA Small Cap Growth Fund	0.6%
MoA Small Cap Equity Index Fund	-%
MoA Mid Cap Value Fund	-%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2020 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURGX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2025 Fund

MURHX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2025 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2025 Fund	$22	0.21%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 12.81%, compared to 13.64% for the Morningstar Lifetime Allocation Moderate 2025 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2025 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2025 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	10,935	11,196	10,265	10,027	10,829
2017	12,542	13,640	10,628	10,111	12,393
2018	11,861	13,042	10,630	10,300	11,774
2019	14,183	17,149	11,556	10,532	14,041
2020	15,693	20,304	12,424	10,593	15,947
2021	17,571	26,132	12,232	10,598	17,544
2022	15,188	21,399	10,641	10,757	14,447
2023	17,253	27,025	11,229	11,323	16,189
2024	18,927	33,786	11,369	11,939	17,466
2025	21,352	39,827	12,199	12,464	19,848

CP2025-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Clear Passage 2025 Fund	12.81%	6.35%	7.88%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2025 Index	13.64%	4.47%	7.10%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,067,045,437
  Number of Portfolio Holdings10
  Portfolio Turnover Rate15.85%
  Investment Advisory Fees Paid$533,946

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	32.0%
MoA Equity Index Fund	29.2%
MoA Intermediate Bond Fund	16.6%
MoA International Fund	12.3%
MoA Mid Cap Equity Index Fund	4.6%
MoA US Government Money Market Fund	2.8%
MoA Small Cap Value Fund	1.5%
MoA Small Cap Growth Fund	1.0%
MoA Small Cap Equity Index Fund	-%
MoA Mid Cap Value Fund	-%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2025 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURHX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2030 Fund

MURIX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2030 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2030 Fund	$22	0.20%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 13.85%, compared to 14.69% for the Morningstar Lifetime Allocation Moderate 2030 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2030 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2030 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,084	11,196	10,265	10,027	10,914
2017	12,796	13,640	10,628	10,111	12,711
2018	12,024	13,042	10,630	10,300	11,957
2019	14,594	17,149	11,556	10,532	14,480
2020	16,319	20,304	12,424	10,593	16,446
2021	18,814	26,132	12,232	10,598	18,352
2022	16,153	21,399	10,641	10,757	15,044
2023	18,617	27,025	11,229	11,323	17,031
2024	20,695	33,786	11,369	11,939	18,518
2025	23,562	39,827	12,199	12,464	21,238

CP2030-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Clear Passage 2030 Fund	13.85%	7.62%	8.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2030 Index	14.69%	5.25%	7.82%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,501,207,115
  Number of Portfolio Holdings10
  Portfolio Turnover Rate19.33%
  Investment Advisory Fees Paid$716,190

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	34.1%
MoA Core Bond Fund	26.4%
MoA International Fund	14.3%
MoA Intermediate Bond Fund	12.7%
MoA Mid Cap Equity Index Fund	3.7%
MoA US Government Money Market Fund	2.7%
MoA Small Cap Value Fund	1.9%
MoA Mid Cap Value Fund	1.5%
MoA Mid Cap Growth Fund	1.4%
MoA Small Cap Growth Fund	1.3%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2030 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURIX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2035 Fund

MURJX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2035 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2035 Fund	$22	0.20%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 15.32%, compared to 16.15% for the Morningstar Lifetime Allocation Moderate 2035 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2035 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2035 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,121	11,196	10,265	10,027	10,992
2017	13,031	13,640	10,628	10,111	13,011
2018	12,059	13,042	10,630	10,300	12,108
2019	14,948	17,149	11,556	10,532	14,877
2020	16,818	20,304	12,424	10,593	16,846
2021	19,818	26,132	12,232	10,598	19,122
2022	16,806	21,399	10,641	10,757	15,706
2023	19,706	27,025	11,229	11,323	18,013
2024	22,278	33,786	11,369	11,939	19,825
2025	25,692	39,827	12,199	12,464	23,026

CP2035-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Clear Passage 2035 Fund	15.32%	8.84%	9.90%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2035 Index	16.15%	6.45%	8.70%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,552,629,486
  Number of Portfolio Holdings11
  Portfolio Turnover Rate18.46%
  Investment Advisory Fees Paid$726,395

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	39.0%
MoA Core Bond Fund	21.2%
MoA International Fund	17.5%
MoA Intermediate Bond Fund	8.2%
MoA Mid Cap Equity Index Fund	5.5%
MoA US Government Money Market Fund	2.6%
MoA Small Cap Growth Fund	1.6%
MoA Small Cap Value Fund	1.6%
MoA Mid Cap Value Fund	1.2%
MoA Mid Cap Growth Fund	1.2%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2035 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURJX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2040 Fund

MURLX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2040 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2040 Fund	$22	0.20%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 16.95%, compared to 17.85% for the Morningstar Lifetime Allocation Moderate 2040 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2040 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2040 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,169	11,196	10,265	10,027	11,045
2017	13,134	13,640	10,628	10,111	13,220
2018	12,027	13,042	10,630	10,300	12,189
2019	14,998	17,149	11,556	10,532	15,133
2020	16,994	20,304	12,424	10,593	17,091
2021	20,374	26,132	12,232	10,598	19,689
2022	17,242	21,399	10,641	10,757	16,244
2023	20,496	27,025	11,229	11,323	18,870
2024	23,437	33,786	11,369	11,939	21,050
2025	27,410	39,827	12,199	12,464	24,808

CP2040-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Clear Passage 2040 Fund	16.95%	10.03%	10.61%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2040 Index	17.85%	7.74%	9.51%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,347,775,212
  Number of Portfolio Holdings10
  Portfolio Turnover Rate17.06%
  Investment Advisory Fees Paid$628,656

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	43.1%
MoA International Fund	21.6%
MoA Core Bond Fund	13.6%
MoA Mid Cap Equity Index Fund	7.8%
MoA Intermediate Bond Fund	5.6%
MoA US Government Money Market Fund	1.8%
MoA Small Cap Equity Index Fund	1.7%
MoA Small Cap Growth Fund	1.5%
MoA Small Cap Value Fund	1.5%
MoA Mid Cap Value Fund	0.9%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2040 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURLX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2045 Fund

MURMX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2045 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2045 Fund	$22	0.20%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.70%, compared to 19.36% for the Morningstar Lifetime Allocation Moderate 2045 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2045 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2045 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,184	11,196	10,265	10,027	11,067
2017	13,139	13,640	10,628	10,111	13,318
2018	11,981	13,042	10,630	10,300	12,210
2019	14,951	17,149	11,556	10,532	15,233
2020	16,965	20,304	12,424	10,593	17,178
2021	20,455	26,132	12,232	10,598	19,960
2022	17,267	21,399	10,641	10,757	16,525
2023	20,658	27,025	11,229	11,323	19,366
2024	23,736	33,786	11,369	11,939	21,823
2025	27,936	39,827	12,199	12,464	26,048

CP2045-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Clear Passage 2045 Fund	17.70%	10.49%	10.82%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2045 Index	19.36%	8.68%	10.05%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,401,922,825
  Number of Portfolio Holdings11
  Portfolio Turnover Rate13.10%
  Investment Advisory Fees Paid$648,057

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	46.3%
MoA International Fund	23.5%
MoA Core Bond Fund	8.9%
MoA Mid Cap Equity Index Fund	8.7%
MoA Intermediate Bond Fund	3.4%
MoA Small Cap Growth Fund	2.0%
MoA Small Cap Equity Index Fund	1.9%
MoA Small Cap Value Fund	1.8%
MoA US Government Money Market Fund	1.8%
MoA Mid Cap Value Fund	0.9%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2045 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURMX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2050 Fund

MURNX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2050 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2050 Fund	$23	0.21%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.82%, compared to 20.33% for the Morningstar Lifetime Allocation Moderate 2050 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2050 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2050 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,164	11,196	10,265	10,027	11,071
2017	13,194	13,640	10,628	10,111	13,350
2018	12,000	13,042	10,630	10,300	12,207
2019	15,023	17,149	11,556	10,532	15,241
2020	17,009	20,304	12,424	10,593	17,181
2021	20,551	26,132	12,232	10,598	20,003
2022	17,334	21,399	10,641	10,757	16,589
2023	20,789	27,025	11,229	11,323	19,514
2024	23,989	33,786	11,369	11,939	22,086
2025	28,265	39,827	12,199	12,464	26,575

CP2050-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Clear Passage 2050 Fund	17.82%	10.69%	10.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2050 Index	20.33%	9.12%	10.27%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,103,902,396
  Number of Portfolio Holdings11
  Portfolio Turnover Rate16.52%
  Investment Advisory Fees Paid$510,871

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.0%
MoA International Fund	23.7%
MoA Mid Cap Equity Index Fund	8.4%
MoA Core Bond Fund	7.1%
MoA Intermediate Bond Fund	2.4%
MoA Small Cap Growth Fund	2.2%
MoA Small Cap Value Fund	2.1%
MoA Small Cap Equity Index Fund	1.9%
MoA Mid Cap Value Fund	1.8%
MoA Mid Cap Growth Fund	1.7%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2050 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURNX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2055 Fund

MUROX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2055 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2055 Fund	$24	0.22%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.27%, compared to 20.76% for the Morningstar Lifetime Allocation Moderate 2055 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2055 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2055 Index
10/1/16	10,000	10,000	10,000	10,000	10,000
2016	10,400	10,325	9,702	10,008	10,163
2017	12,300	12,331	10,046	10,092	12,272
2018	11,158	11,561	10,047	10,280	11,200
2019	13,894	14,900	10,923	10,512	13,980
2020	15,845	17,323	11,743	10,573	15,758
2021	19,190	21,981	11,562	10,578	18,330
2022	16,164	17,708	10,058	10,737	15,197
2023	19,394	21,998	10,614	11,301	17,884
2024	22,432	27,126	10,746	11,917	20,235
2025	26,531	31,571	11,531	12,441	24,434

CP2055-I-1225

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/1/16
MoA Clear Passage 2055 Fund	18.27%	10.86%	11.13%
S&P 500 Index	17.88%	14.42%	15.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.55%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.39%
Morningstar Lifetime Allocation Moderate 2055 Index	20.76%	9.17%	10.14%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$673,194,607
  Number of Portfolio Holdings11
  Portfolio Turnover Rate14.68%
  Investment Advisory Fees Paid$302,106

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	48.1%
MoA International Fund	25.2%
MoA Mid Cap Equity Index Fund	9.0%
MoA Core Bond Fund	6.0%
MoA Small Cap Growth Fund	2.3%
MoA Small Cap Value Fund	2.3%
MoA Small Cap Equity Index Fund	1.9%
MoA Mid Cap Value Fund	1.8%
MoA Mid Cap Growth Fund	1.7%
MoA US Government Money Market Fund	0.9%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2055 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MUROX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2060 Fund

MURPX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2060 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2060 Fund	$27	0.25%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.45%, compared to 20.94% for the Morningstar Lifetime Allocation Moderate 2060 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2060 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2060 Index
7/2/18	10,000	10,000	10,000	10,000	10,000
2018	8,900	9,286	10,174	10,107	9,145
2019	11,123	12,210	11,061	10,335	11,406
2020	12,709	14,456	11,892	10,394	12,854
2021	15,454	18,606	11,708	10,399	14,929
2022	13,025	15,236	10,185	10,555	12,369
2023	15,654	19,241	10,748	11,110	14,551
2024	18,117	24,056	10,882	11,716	16,435
2025	21,460	28,357	11,677	12,231	19,877

CP2060-I-1225

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/2/18
MoA Clear Passage 2060 Fund	18.45%	11.05%	10.72%
S&P 500 Index	17.88%	14.42%	14.91%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.09%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.72%
Morningstar Lifetime Allocation Moderate 2060 Index	20.94%	9.11%	9.59%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$396,647,756
  Number of Portfolio Holdings11
  Portfolio Turnover Rate14.42%
  Investment Advisory Fees Paid$173,836

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.0%
MoA International Fund	26.4%
MoA Mid Cap Equity Index Fund	9.5%
MoA Core Bond Fund	4.2%
MoA Small Cap Growth Fund	2.9%
MoA Small Cap Value Fund	2.8%
MoA Small Cap Equity Index Fund	2.0%
MoA Mid Cap Value Fund	2.0%
MoA Mid Cap Growth Fund	1.9%
MoA US Government Money Market Fund	0.8%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2060 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURPX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2065 Fund

MURQX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2065 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2065 Fund	$35	0.32%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.17%, compared to 21.08% for the Morningstar Lifetime Allocation Moderate 2065 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2065 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2065 Index
8/3/20	10,000	10,000	10,000	10,000	10,000
2020	11,816	11,481	9,990	10,004	11,768
2021	14,383	14,777	9,836	10,009	13,640
2022	12,148	12,101	8,556	10,159	11,298
2023	14,639	15,282	9,029	10,694	13,280
2024	16,983	19,105	9,142	11,276	14,968
2025	20,068	22,521	9,810	11,772	18,123

CP2065-I-1225

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/3/20
MoA Clear Passage 2065 Fund	18.17%	11.18%	13.74%
S&P 500 Index	17.88%	14.42%	16.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.35%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	3.06%
Morningstar Lifetime Allocation Moderate 2065 Index	21.08%	9.02%	11.62%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$184,385,550
  Number of Portfolio Holdings11
  Portfolio Turnover Rate12.97%
  Investment Advisory Fees Paid$75,390

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.0%
MoA International Fund	25.8%
MoA Mid Cap Equity Index Fund	9.2%
MoA Core Bond Fund	3.2%
MoA Small Cap Growth Fund	3.0%
MoA Small Cap Value Fund	3.0%
MoA Mid Cap Value Fund	2.7%
MoA Mid Cap Growth Fund	2.6%
MoA Small Cap Equity Index Fund	2.0%
MoA US Government Money Market Fund	0.8%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2065 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURQX

Annual Shareholder Report  December 31, 2025

MoA Clear Passage 2070 Fund

MURUX

This Annual Shareholder Report contains important information about the MoA Clear Passage 2070 Fund (the "Fund") for the period of May 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2070 Fund	$17Footnote Reference(a)	0.23%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2025 (commencement of operations) through December 31, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

How did the Fund perform in the past 12 months?

  Since its inception on May 1, 2025, through December 31, 2025, the Fund returned 19.49%, compared to 20.77% for the Morningstar Lifetime Allocation Moderate 2070 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Clear Passage 2070 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2070 Index
5/1/25	10,000	10,000	10,000	10,000	10,000
5/31/2025	10,490	10,563	9,961	10,036	10,495
6/30/2025	10,921	11,100	10,115	10,072	10,929
7/31/2025	11,042	11,349	10,088	10,109	11,047
8/31/2025	11,374	11,579	10,209	10,147	11,364
9/30/2025	11,656	12,002	10,320	10,183	11,712
10/31/2025	11,805	12,283	10,384	10,220	11,916
11/30/2025	11,906	12,313	10,449	10,254	11,963
12/31/25	11,949	12,320	10,433	10,288	12,077

CP2070-I-1225

Average Annual Total Returns

Since Inception 5/1/25
MoA Clear Passage 2070 Fund	19.49%
S&P 500 Index	23.20%
Bloomberg U.S. Aggregate Bond Index	4.33%
FTSE 3-Month Treasury Bill Index	2.88%
Morningstar Lifetime Allocation Moderate 2070 Index	20.77%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$4,828,737
  Number of Portfolio Holdings11
  Portfolio Turnover Rate7.53%
  Investment Advisory Fees Paid$777

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.7%
Short-Term and Other	-0.7%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	45.7%
MoA International Fund	25.5%
MoA Mid Cap Equity Index Fund	11.0%
MoA Small Cap Growth Fund	3.5%
MoA Small Cap Value Fund	3.4%
MoA Mid Cap Value Fund	2.9%
MoA Mid Cap Growth Fund	2.8%
MoA Small Cap Equity Index Fund	2.0%
MoA Core Bond Fund	1.9%
MoA Intermediate Bond Fund	1.0%

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2070 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURUX

Annual Shareholder Report  December 31, 2025

MoA Conservative Allocation Fund

MACAX

This Annual Shareholder Report contains important information about the MoA Conservative Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Conservative Allocation Fund	$17	0.16%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 11.06%, compared to 12.35% for the Morningstar U.S. Moderately Conservative Target Allocation Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 60% in fixed income and 40% in equities.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Conservative Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar U.S. Moderately Conservative Target Allocation Index
2015	10,000	10,000	10,000	10,000
2016	10,616	11,196	10,265	10,577
2017	11,586	13,640	10,628	11,688
2018	11,390	13,042	10,630	11,407
2019	12,922	17,149	11,556	13,220
2020	14,134	20,304	12,424	14,741
2021	15,240	26,132	12,232	15,801
2022	13,343	21,399	10,641	13,580
2023	14,841	27,025	11,229	15,350
2024	16,042	33,786	11,369	16,749
2025	17,817	39,827	12,199	18,817

CONAL-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Conservative Allocation Fund	11.06%	4.74%	5.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$146,451,024
  Number of Portfolio Holdings6
  Portfolio Turnover Rate16.94%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.0%
MoA Equity Index Fund	30.2%
MoA Intermediate Bond Fund	20.0%
MoA International Fund	6.2%
MoA Mid Cap Equity Index Fund	5.1%
MoA US Government Money Market Fund	4.5%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Conservative Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACAX

Annual Shareholder Report  December 31, 2025

MoA Moderate Allocation Fund

MAMOX

This Annual Shareholder Report contains important information about the MoA Moderate Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Moderate Allocation Fund	$9	0.08%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 15.40%, compared to 14.60% for the Morningstar U.S. Moderate Target Allocation Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 60% in equities and 40% in fixed income.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Moderate Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar U.S. Moderate Target Allocation Index
2015	10,000	10,000	10,000	10,000
2016	10,941	11,196	10,265	10,760
2017	12,434	13,640	10,628	12,296
2018	11,893	13,042	10,630	11,846
2019	14,114	17,149	11,556	14,255
2020	15,769	20,304	12,424	16,288
2021	18,007	26,132	12,232	18,303
2022	15,503	21,399	10,641	15,499
2023	17,881	27,025	11,229	18,095
2024	19,897	33,786	11,369	20,439
2025	22,961	39,827	12,199	23,424

MODAL-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Moderate Allocation Fund	15.40%	7.80%	8.67%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$394,597,291
  Number of Portfolio Holdings5
  Portfolio Turnover Rate13.39%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	35.9%
MoA Core Bond Fund	24.0%
MoA International Fund	16.1%
MoA Intermediate Bond Fund	14.0%
MoA Mid Cap Equity Index Fund	10.0%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Moderate Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMOX

Annual Shareholder Report  December 31, 2025

MoA Aggressive Allocation Fund

MAANX

This Annual Shareholder Report contains important information about the MoA Aggressive Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Aggressive Allocation Fund	$10	0.09%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 16.16%, compared to 17.72% for the Morningstar U.S. Moderately Aggressive Target Allocation Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 80% in equities and 20% in fixed income.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Aggressive Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar U.S. Moderately Aggressive Target Allocation Index
2015	10,000	10,000	10,000	10,000
2016	11,107	11,196	10,265	10,856
2017	12,947	13,640	10,628	12,813
2018	12,036	13,042	10,630	12,105
2019	14,803	17,149	11,556	14,971
2020	16,797	20,304	12,424	17,333
2021	19,867	26,132	12,232	20,046
2022	16,831	21,399	10,641	16,777
2023	19,779	27,025	11,229	20,042
2024	22,394	33,786	11,369	23,079
2025	26,012	39,827	12,199	27,168

AGGAL-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Aggressive Allocation Fund	16.16%	9.14%	10.03%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$338,364,604
  Number of Portfolio Holdings7
  Portfolio Turnover Rate13.91%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	36.2%
MoA International Fund	21.5%
MoA Mid Cap Equity Index Fund	15.6%
MoA Core Bond Fund	13.8%
MoA Small Cap Growth Fund	4.7%
MoA Small Cap Value Fund	4.3%
MoA Intermediate Bond Fund	3.9%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Aggressive Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAANX

Annual Shareholder Report  December 31, 2025

MoA US Government Money Market Fund

MAAXX

This Annual Shareholder Report contains important information about the MoA US Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA U.S. Government Money Market Fund	$23	0.22%

Fund Statistics

  Total Net Assets$509,426,350
  Number of Portfolio Holdings24
  Portfolio Turnover Rate0.00%
  Investment Advisory Fees Paid$784,423

What did the Fund invest in?

Maturity Weightings (as % of investments)

Less than one month	29.4%
1-3 Months	47.3%
3-6 Months	23.3%

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA US Government Money Market Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAAXX

Annual Shareholder Report  December 31, 2025

MoA Intermediate Bond Fund

MAMBX

This Annual Shareholder Report contains important information about the MoA Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Intermediate Bond Fund	$48	0.46%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 6.65%, compared to 6.97% for the Bloomberg U.S. Intermediate Government/Credit Bond Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocations.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view and the potential benefits of including a portfolio of diversified fixed income securities should be considered when reviewing the performance of various fixed income indices.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
2015	10,000	10,000	10,000
2016	10,378	10,265	10,208
2017	10,620	10,628	10,426
2018	10,647	10,630	10,518
2019	11,303	11,556	11,233
2020	11,911	12,424	11,956
2021	11,670	12,232	11,784
2022	10,776	10,641	10,813
2023	11,274	11,229	11,380
2024	11,588	11,369	11,722
2025	12,359	12,199	12,538

INBD-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Intermediate Bond Fund	6.65%	0.74%	2.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$1,060,993,983
  Number of Portfolio Holdings191
  Portfolio Turnover Rate66.41%
  Investment Advisory Fees Paid$3,767,217

What did the Fund invest in?

Maturity Weightings (as % of investments)

Less than 1 year	0.8%
1-3 years	28.2%
3-5 years	41.6%
5-10 years	29.4%

Credit Rating Table*

AAA	1.5%
AA	53.8%
A	10.5%
BBB	34.0%
BB	0.2%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Changes

Effective September 8, 2025, the Fund's principal investment strategies were revised to allow the Fund to purchase up to 20% of the Fund's total assets in bonds rated below investment grade.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Intermediate Bond Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMBX

Annual Shareholder Report  December 31, 2025

MoA Core Bond Fund

MABDX

This Annual Shareholder Report contains important information about the MoA Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Core Bond Fund	$46	0.44%

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 7.58%, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocations.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view and the potential benefits of including a portfolio of diversified fixed income securities should be considered when reviewing the performance of various fixed income indices.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	MoA Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,437	10,265
2017	10,823	10,628
2018	10,888	10,630
2019	11,718	11,556
2020	12,439	12,424
2021	12,126	12,232
2022	10,583	10,641
2023	11,114	11,229
2024	11,245	11,369
2025	12,097	12,199

CORE-I-1225

Average Annual Total Returns

	1 Year	5 Years	10 Years
MoA Core Bond Fund	7.58%	-0.56%	1.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information can be found at https://moafunds.com/resources/pricing-performance.

Fund Statistics

  Total Net Assets$2,213,315,266
  Number of Portfolio Holdings561
  Portfolio Turnover Rate34.27%
  Investment Advisory Fees Paid$8,689,776

What did the Fund invest in?

Maturity Weightings (as % of investments)

Less than 1 year	0.7%
1-3 years	6.4%
3-5 years	23.0%
5-10 years	27.1%
More than 10 years	42.8%

Credit Rating Table*

AAA	0.1%
AA	57.0%
A	10.9%
BBB	31.7%
BB	0.3%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Changes

Effective September 8, 2025, the Fund's principal investment strategies were revised to allow the Fund to purchase up to 20% of the Fund's total assets in bonds rated below investment grade.

Change in or Disagreements with Accountants

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP ("KPMG") as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https:/moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Core Bond Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MABDX

(b) Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not, during the period covered by the report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Margaret M. Smyth. Ms. Smyth is considered an independent director.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a) Aggregate Audit Fees:

2024: $962,820

2025: $1,062,100

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the audit committee in advance.

(f), (g), (h), (i), (j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable. The complete Schedules of Investments are included as part of Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

December 31, 2025

MoA Funds Annual Financial

Statements and Additional

Information

Equity Funds

•	MoA Equity Index Fund (MAEIX)

•	MoA All America Fund (MAAKX)

•	MoA Small Cap Value Fund (MAVKX)

•	MoA Small Cap Growth Fund (MAGKX)

•	MoA Small Cap Equity Index Fund (MASOX)

•	MoA Mid Cap Value Fund (MAMVX)

•	MoA Mid Cap Growth Fund (MOAGX)

•	MoA Mid Cap Equity Index Fund (MAMEX)

•	MoA International Fund (MAIFX)

•	MoA Catholic Values Index FundTM (MACCX)

Fixed Income Funds

•	MoA Intermediate Bond Fund (MAMBX)

•	MoA Core Bond FundTM (MABDX)

•	MoA US Government Money Market Fund (MAAXX)

Asset Allocation Funds

•	MoA Conservative Allocation Fund (MACAX)

•	MoA Moderate Allocation Fund (MAMOX)

•	MoA Aggressive Allocation Fund (MAANX)

•	MoA Balanced Fund (MACHX)

Target Date Funds

•	MoA Retirement Income Fund (MARMX)

•	MoA Clear Passage 2020 FundTM (MURGX)

•	MoA Clear Passage 2025 FundTM (MURHX)

•	MoA Clear Passage 2030 FundTM (MURIX)

•	MoA Clear Passage 2035 FundTM (MURJX)

•	MoA Clear Passage 2040 FundTM (MURLX)

•	MoA Clear Passage 2045 FundTM (MURMX)

•	MoA Clear Passage 2050 FundTM (MURNX)

•	MoA Clear Passage 2055 FundTM (MUROX)

•	MoA Clear Passage 2060 FundTM (MURPX)

•	MoA Clear Passage 2065 FundTM (MURQX)

•	MoA Clear Passage 2070 FundTM (MURUX)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. MoA Funds distributed by Foreside Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

MoAFunds.com

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (98.7%):
Basic Materials (1.4%)
Air Products and Chemicals, Inc.	23,195	$5,729,629
Albemarle Corp.	12,267	1,735,044
CF Industries Holdings, Inc.	16,256	1,257,239
Dow, Inc.	74,075	1,731,874
DuPont de Nemours, Inc.	43,665	1,755,333
Ecolab, Inc.	26,567	6,974,369
Freeport-McMoRan, Inc.	149,652	7,600,825
International Flavors & Fragrances, Inc.	26,691	1,798,706
International Paper Co.	55,032	2,167,710
Linde PLC	48,666	20,750,696
LyondellBasell Industries NV Cl A	26,836	1,161,999
Mosaic Co.	33,081	796,921
Newmont Corp.	113,731	11,356,040
Nucor Corp.	23,852	3,890,500
PPG Industries, Inc.	23,387	2,396,232
Qnity Electronics, Inc.	21,827	1,782,175
Sherwin-Williams Co.	24,027	7,785,469
Steel Dynamics, Inc.	14,307	2,424,321

		83,095,082

Communications (16.8%)
Airbnb, Inc. Cl A*	44,324	6,015,653
Alphabet, Inc. Cl A	606,348	189,786,924
Alphabet, Inc. Cl C	484,622	152,074,384
Amazon.com, Inc.*	1,013,854	234,017,780
AppLovin Corp. Cl A*	28,211	19,009,136
Arista Networks, Inc.*	107,618	14,101,187
AT&T, Inc.	738,858	18,353,233
Booking Holdings, Inc.	3,360	17,993,909
CDW Corp.	13,569	1,848,098
Charter Communications, Inc. Cl A*	9,172	1,914,655
Cisco Systems, Inc.	410,700	31,636,221
Comcast Corp. Cl A	378,780	11,321,734
Corning, Inc.	81,311	7,119,591
DoorDash, Inc. Cl A*	38,960	8,823,661
eBay, Inc.	47,108	4,103,107
Expedia Group, Inc.	12,195	3,454,965
F5, Inc.*	6,011	1,534,368
FactSet Research Systems, Inc.	3,904	1,132,902
Fox Corp. Cl A	21,716	1,586,788
Fox Corp. Cl B	15,468	1,004,337
Gen Digital, Inc.	58,489	1,590,316
GoDaddy, Inc. Cl A*	14,085	1,747,667
Match Group, Inc.	24,604	794,463
Meta Platforms, Inc. Cl A	226,977	149,825,248
Motorola Solutions, Inc.	17,359	6,654,052
Netflix, Inc.*	441,611	41,405,447

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
News Corp. Cl A	39,029	$1,019,437
News Corp. Cl B	12,865	381,190
Omnicom Group, Inc.	33,244	2,684,453
Palo Alto Networks, Inc.*	71,284	13,130,513
Paramount Skydance Corp. Cl B	32,389	434,013
Robinhood Markets, Inc. Cl A*	81,953	9,268,884
T-Mobile US, Inc.	50,126	10,177,583
Trade Desk, Inc. Cl A*	45,890	1,741,984
Uber Technologies, Inc.*	216,550	17,694,300
VeriSign, Inc.	8,696	2,112,693
Verizon Communications, Inc.	439,433	17,898,106
Walt Disney Co.	186,062	21,168,274
Warner Bros Discovery, Inc.*	258,252	7,442,823

		1,034,004,079

Consumer, Cyclical (8.1%)
Aptiv PLC*	22,520	1,713,547
AutoZone, Inc.*	1,734	5,880,861
Best Buy Co., Inc.	20,364	1,362,962
Carnival Corp.*	113,163	3,455,998
Carvana Co.*	14,738	6,219,731
Chipotle Mexican Grill, Inc.*	137,807	5,098,859
Copart, Inc.*	92,797	3,633,003
Costco Wholesale Corp.	46,188	39,829,760
Cummins, Inc.	14,386	7,343,334
Darden Restaurants, Inc.	12,123	2,230,874
Deckers Outdoor Corp.*	15,190	1,574,747
Delta Air Lines, Inc.	67,601	4,691,509
Dollar General Corp.	22,940	3,045,744
Dollar Tree, Inc.*	19,770	2,431,908
Domino’s Pizza, Inc.	3,240	1,350,497
DR Horton, Inc.	28,542	4,110,904
Fastenal Co.	119,647	4,801,434
Ford Motor Co.	407,877	5,351,346
General Motors Co.	97,223	7,906,174
Genuine Parts Co.	14,499	1,782,797
Hasbro, Inc.	13,894	1,139,308
Hilton Worldwide Holdings, Inc.	24,225	6,958,631
Home Depot, Inc.	103,738	35,696,246
Las Vegas Sands Corp.	31,709	2,063,939
Lennar Corp. Cl A	22,486	2,311,561
Live Nation Entertainment, Inc.*	16,456	2,344,980
Lowe’s Cos., Inc.	58,448	14,095,320
Lululemon Athletica, Inc.*	11,247	2,337,239
Marriott International, Inc. Cl A	23,213	7,201,601

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
McDonald’s Corp.	74,221	$22,684,164
MGM Resorts International*	21,378	780,083
NIKE, Inc. Cl B	123,949	7,896,791
Norwegian Cruise Line Holdings Ltd.*	47,446	1,058,995
NVR, Inc.*	296	2,158,660
O’Reilly Automotive, Inc.*	87,972	8,023,926
PACCAR, Inc.	54,737	5,994,249
Pool Corp.	3,417	781,639
PulteGroup, Inc.	20,315	2,382,137
Ralph Lauren Corp.	4,039	1,428,231
Ross Stores, Inc.	33,895	6,105,845
Royal Caribbean Cruises Ltd.	26,432	7,372,413
Southwest Airlines Co.	53,898	2,227,604
Starbucks Corp.	118,487	9,977,790
Tapestry, Inc.	21,329	2,725,206
Target Corp.	47,358	4,629,244
Tesla, Inc.*	292,850	131,700,502
TJX Cos., Inc.	115,990	17,817,224
TKO Group Holdings, Inc.	6,910	1,444,190
Tractor Supply Co.	55,070	2,754,051
Ulta Beauty, Inc.*	4,673	2,827,212
United Airlines Holdings, Inc.*	33,740	3,772,807
Walmart, Inc.	457,009	50,915,373
Williams-Sonoma, Inc.	12,693	2,266,843
WW Grainger, Inc.	4,560	4,601,268
Wynn Resorts Ltd.	8,799	1,058,784
Yum! Brands, Inc.	28,936	4,377,438

		497,727,483

Consumer, Non-cyclical (13.8%)
Abbott Laboratories	181,224	22,705,555
AbbVie, Inc.	184,195	42,086,716
Agilent Technologies, Inc.	29,547	4,020,460
Align Technology, Inc.*	6,955	1,086,023
Altria Group, Inc.	174,950	10,087,617
Amgen, Inc.	56,121	18,368,964
Archer-Daniels-Midland Co.	50,085	2,879,387
Automatic Data Processing, Inc.	42,152	10,842,759
Avery Dennison Corp.	8,056	1,465,225
Baxter International, Inc.	53,574	1,023,799
Becton Dickinson & Co.	29,873	5,797,453
Biogen, Inc.*	15,289	2,690,711
Bio-Techne Corp.	16,239	955,016
Block, Inc.*	57,078	3,715,207
Boston Scientific Corp.*	154,498	14,731,384
Bristol-Myers Squibb Co.	212,165	11,444,180
Brown-Forman Corp. Cl B	18,353	478,279

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Bunge Global S.A.	14,107	$1,256,652
Cardinal Health, Inc.	24,762	5,088,591
Cencora, Inc.	20,206	6,824,576
Centene Corp.*	48,664	2,002,524
Charles River Laboratories International, Inc.*	5,130	1,023,332
Church & Dwight Co., Inc.	25,027	2,098,514
Cigna Group	27,839	7,662,128
Cintas Corp.	35,600	6,695,292
Clorox Co.	12,713	1,281,852
Coca-Cola Co.	403,480	28,207,287
Colgate-Palmolive Co.	84,008	6,638,312
Conagra Brands, Inc.	49,854	862,973
Constellation Brands, Inc. Cl A	14,693	2,027,046
Cooper Cos., Inc.*	20,720	1,698,211
Corpay, Inc.*	7,291	2,194,081
Corteva, Inc.	70,425	4,720,588
CVS Health Corp.	132,299	10,499,249
Danaher Corp.	65,518	14,998,381
DaVita, Inc.*	3,679	417,971
Dexcom, Inc.*	40,648	2,697,808
Edwards Lifesciences Corp.*	60,479	5,155,835
Elevance Health, Inc.	23,162	8,119,439
Eli Lilly & Co.	82,763	88,943,741
Equifax, Inc.	12,756	2,767,797
Estee Lauder Cos., Inc. Cl A	25,623	2,683,241
GE HealthCare Technologies, Inc.	47,475	3,893,899
General Mills, Inc.	55,593	2,585,074
Gilead Sciences, Inc.	129,303	15,870,650
Global Payments, Inc.	24,674	1,909,768
HCA Healthcare, Inc.	16,648	7,772,285
Henry Schein, Inc.*	10,429	788,224
Hershey Co.	15,442	2,810,135
Hologic, Inc.*	23,195	1,727,796
Hormel Foods Corp.	30,380	720,006
Humana, Inc.	12,535	3,210,590
IDEXX Laboratories, Inc.*	8,323	5,630,759
Incyte Corp.*	17,186	1,697,461
Insulet Corp.*	7,332	2,084,048
Intuitive Surgical, Inc.*	36,946	20,924,737
IQVIA Holdings, Inc.*	17,748	4,000,577
J M Smucker Co.	11,119	1,087,549
Johnson & Johnson	251,094	51,963,903
Kenvue, Inc.	199,664	3,444,204
Keurig Dr Pepper, Inc.	141,591	3,965,964
Kimberly-Clark Corp.	34,586	3,489,381
Kraft Heinz Co.	88,820	2,153,885

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Kroger Co.	63,538	$3,969,854
Labcorp Holdings, Inc.	8,640	2,167,603
Lamb Weston Holdings, Inc.	14,524	608,410
McCormick & Co., Inc.	26,392	1,797,559
McKesson Corp.	12,864	10,552,211
Medtronic PLC.	133,673	12,840,628
Merck & Co., Inc.	258,675	27,228,130
Moderna, Inc.*	36,237	1,068,629
Molina Healthcare, Inc.*	5,357	929,654
Molson Coors Beverage Co. Cl B	17,645	823,669
Mondelez International, Inc. Cl A	134,481	7,239,112
Monster Beverage Corp.*	74,331	5,698,958
Moody’s Corp.	15,990	8,168,491
PayPal Holdings, Inc.	97,513	5,692,809
PepsiCo, Inc.	142,504	20,452,174
Pfizer, Inc.	592,561	14,754,769
Philip Morris International, Inc.	162,232	26,022,013
Procter & Gamble Co.	243,533	34,900,714
Quanta Services, Inc.	15,540	6,558,812
Quest Diagnostics, Inc.	11,594	2,011,907
Regeneron Pharmaceuticals, Inc.	10,504	8,107,722
ResMed, Inc.	15,213	3,664,355
Revvity, Inc.	11,816	1,143,198
Rollins, Inc.	30,589	1,835,952
S&P Global, Inc.	32,308	16,883,838
Solventum Corp.*	15,365	1,217,523
STERIS PLC	10,229	2,593,256
Stryker Corp.	35,870	12,607,229
Sysco Corp.	49,906	3,677,573
The Campbell’s Company	20,478	570,722
Thermo Fisher Scientific, Inc.	39,157	22,689,524
Tyson Foods, Inc. Cl A	29,499	1,729,231
United Rentals, Inc.	6,632	5,367,410
UnitedHealth Group, Inc.	94,406	31,164,365
Universal Health Services, Inc. Cl B	5,757	1,255,141
Verisk Analytics, Inc.	14,526	3,249,321
Vertex Pharmaceuticals, Inc.*	26,443	11,988,198
Viatris, Inc.	120,037	1,494,461
Waters Corp.*	6,205	2,356,845
West Pharmaceutical Services, Inc.	7,497	2,062,725
Zimmer Biomet Holdings, Inc.	20,654	1,857,208

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Zoetis, Inc.	45,929	$5,778,787

		849,455,741

Energy (2.8%)
APA Corp.	36,964	904,139
Baker Hughes Co.	102,840	4,683,334
Chevron Corp.	197,257	30,063,939
ConocoPhillips	128,786	12,055,657
Coterra Energy, Inc.	79,351	2,088,518
Devon Energy Corp.	65,377	2,394,760
Diamondback Energy, Inc.	19,410	2,917,905
EOG Resources, Inc.	56,550	5,938,316
EQT Corp.	65,040	3,486,144
Expand Energy Corp.	24,822	2,739,356
Exxon Mobil Corp.	439,510	52,890,633
First Solar, Inc.*	11,183	2,921,335
Halliburton Co.	87,714	2,478,798
Kinder Morgan, Inc.	204,039	5,609,032
Marathon Petroleum Corp.	31,329	5,095,035
Occidental Petroleum Corp.	74,954	3,082,109
ONEOK, Inc.	65,579	4,820,057
Phillips 66	41,993	5,418,777
SLB Ltd.	155,695	5,975,574
Targa Resources Corp.	22,372	4,127,634
Texas Pacific Land Corp.	6,036	1,733,660
Valero Energy Corp.	31,788	5,174,769
Williams Cos., Inc.	127,275	7,650,500

		174,249,981

Financial (14.0%)
Aflac, Inc.	49,161	5,420,983
Alexandria Real Estate Equities, Inc.	16,211	793,366
Allstate Corp.	27,273	5,676,875
American Express Co.	55,998	20,716,460
American International Group, Inc.	56,235	4,810,904
American Tower Corp.	48,790	8,566,060
Ameriprise Financial, Inc.	9,683	4,747,962
Aon PLC Cl A	22,401	7,904,865
Apollo Global Management, Inc.	48,393	7,005,371
Arch Capital Group Ltd.*	37,634	3,609,853
Ares Management Corp. Cl A	21,470	3,470,196
Arthur J Gallagher & Co.	26,764	6,926,256
Assurant, Inc.	5,220	1,257,237
AvalonBay Communities, Inc.	14,740	2,672,509
Bank of America Corp.	700,176	38,509,680

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Bank of New York Mellon Corp.	72,678	$8,437,189
Berkshire Hathaway, Inc. Cl B*	191,111	96,061,944
Blackrock, Inc.	15,037	16,094,703
Blackstone, Inc.	76,960	11,862,614
Brown & Brown, Inc.	30,601	2,438,900
BXP, Inc.	15,359	1,036,425
Camden Property Trust	11,089	1,220,677
Capital One Financial Corp.	66,256	16,057,804
Cboe Global Markets, Inc.	10,906	2,737,406
CBRE Group, Inc. Cl A*	30,551	4,912,295
Charles Schwab Corp.	174,080	17,392,333
Chubb Ltd.	38,145	11,905,817
Cincinnati Financial Corp.	16,261	2,655,746
Citigroup, Inc.	186,480	21,760,351
Citizens Financial Group, Inc.	44,761	2,614,490
CME Group, Inc.	37,581	10,262,619
Coinbase Global, Inc. Cl A*	23,778	5,377,157
CoStar Group, Inc.*	44,170	2,969,991
Crown Castle, Inc.	45,386	4,033,454
Digital Realty Trust, Inc.	33,651	5,206,146
Equinix, Inc.	10,232	7,839,349
Equity Residential	36,085	2,274,798
Erie Indemnity Co. Cl A	2,648	759,049
Essex Property Trust, Inc.	6,713	1,756,658
Everest Group Ltd.	4,374	1,484,317
Extra Space Storage, Inc.	22,121	2,880,597
Federal Realty Investment Trust	8,182	824,746
Fifth Third Bancorp	68,891	3,224,788
Franklin Resources, Inc.	32,034	765,292
Globe Life, Inc.	8,297	1,160,418
Goldman Sachs Group, Inc.	31,259	27,476,661
Hartford Insurance Group, Inc.	29,041	4,001,850
Healthpeak Properties, Inc.	72,428	1,164,642
Host Hotels & Resorts, Inc.	66,654	1,181,775
Huntington Bancshares, Inc.	163,852	2,842,832
Interactive Brokers Group, Inc. Cl A	46,416	2,985,013
Intercontinental Exchange, Inc.	59,424	9,624,311
Invesco Ltd.	46,388	1,218,613
Invitation Homes, Inc.	58,778	1,633,441

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Iron Mountain, Inc.	30,806	$2,555,358
JPMorgan Chase & Co.	283,713	91,418,003
KeyCorp	96,818	1,998,324
Kimco Realty Corp.	70,577	1,430,596
KKR & Co., Inc.	71,530	9,118,644
Loews Corp.	17,662	1,859,985
M&T Bank Corp.	16,018	3,227,307
Marsh & McLennan Cos., Inc.	51,059	9,472,466
Mastercard, Inc. Cl A	85,456	48,785,121
MetLife, Inc.	57,683	4,553,496
Mid-America Apartment Communities, Inc.	12,203	1,695,119
Morgan Stanley	125,884	22,348,187
Nasdaq, Inc.	47,012	4,566,276
Northern Trust Corp.	19,710	2,692,189
PNC Financial Services Group, Inc.	40,871	8,531,004
Principal Financial Group, Inc.	20,836	1,837,944
Progressive Corp.	61,113	13,916,652
Prologis, Inc.	96,805	12,358,126
Prudential Financial, Inc.	36,477	4,117,524
Public Storage	16,458	4,270,851
Raymond James Financial, Inc.	18,375	2,950,841
Realty Income Corp.	95,871	5,404,248
Regency Centers Corp.	17,155	1,184,210
Regions Financial Corp.	91,388	2,476,615
SBA Communications Corp.	11,105	2,148,040
Simon Property Group, Inc.	34,024	6,298,183
State Street Corp.	29,110	3,755,481
Synchrony Financial	37,537	3,131,712
T Rowe Price Group, Inc.	22,745	2,328,633
Travelers Cos., Inc.	23,248	6,743,315
Truist Financial Corp.	133,323	6,560,825
UDR, Inc.	31,344	1,149,698
US Bancorp	162,002	8,644,427
Ventas, Inc.	48,955	3,788,138
VICI Properties, Inc.	111,390	3,132,287
Visa, Inc. Cl A	175,884	61,684,278
W R Berkley Corp.	31,288	2,193,915
Wells Fargo & Co.	327,154	30,490,753
Welltower, Inc.	71,528	13,276,312
Weyerhaeuser Co.	75,128	1,779,782
Willis Towers Watson PLC	9,979	3,279,099

		865,379,752

Industrial (7.4%)
3M Co.	55,364	8,863,776

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
A O Smith Corp.	11,816	$790,254
Allegion PLC	8,966	1,427,567
Amcor PLC	240,575	2,006,395
AMETEK, Inc.	23,992	4,925,798
Amphenol Corp. Cl A	127,570	17,239,810
Axon Enterprise, Inc.*	8,223	4,670,088
Ball Corp.	27,930	1,479,452
Boeing Co.*	81,608	17,718,729
Builders FirstSource, Inc.*	11,524	1,185,704
Carrier Global Corp.	82,509	4,359,776
Caterpillar, Inc.	48,773	27,940,589
CH Robinson Worldwide, Inc.	12,312	1,979,277
Comfort Systems USA, Inc.	3,667	3,422,374
CRH PLC	69,855	8,717,904
CSX Corp.	194,071	7,035,074
Deere & Co.	26,202	12,198,865
Dover Corp.	14,294	2,790,761
Eaton Corp. PLC	40,479	12,892,966
EMCOR Group, Inc.	4,666	2,854,612
Emerson Electric Co.	58,551	7,770,889
Expeditors International of Washington, Inc.	13,968	2,081,372
FedEx Corp.	22,624	6,535,169
Fortive Corp.	33,102	1,827,561
Garmin Ltd.	17,039	3,456,361
GE Vernova, Inc.	28,277	18,480,999
Generac Holdings, Inc.*	6,117	834,175
General Dynamics Corp.	26,423	8,895,567
General Electric Co.	109,932	33,862,354
Honeywell International, Inc.	66,168	12,908,715
Howmet Aerospace, Inc.	41,903	8,590,953
Hubbell, Inc.	5,539	2,459,925
Huntington Ingalls Industries, Inc.	4,090	1,390,886
IDEX Corp.	7,801	1,388,110
Illinois Tool Works, Inc.	27,513	6,776,452
Ingersoll Rand, Inc.	37,473	2,968,611
Jabil, Inc.	11,135	2,539,003
Jacobs Solutions, Inc.	12,458	1,650,187
JB Hunt Transport Services, Inc.	7,840	1,523,626
Johnson Controls International PLC	63,693	7,627,237
Keysight Technologies, Inc.*	17,911	3,639,336
L3Harris Technologies, Inc.	19,495	5,723,147
Lennox International, Inc.	3,327	1,615,525
Lockheed Martin Corp.	21,223	10,264,928

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Martin Marietta Materials, Inc.	6,286	$3,914,041
Masco Corp.	21,646	1,373,655
Mettler-Toledo International, Inc.*	2,129	2,968,230
Nordson Corp.	5,563	1,337,512
Norfolk Southern Corp.	23,386	6,752,006
Northrop Grumman Corp.	13,982	7,972,676
Old Dominion Freight Line, Inc.	19,177	3,006,954
Otis Worldwide Corp.	40,616	3,547,808
Packaging Corp. of America	9,315	1,921,032
Parker-Hannifin Corp.	13,152	11,560,082
Pentair PLC	17,055	1,776,108
Republic Services, Inc.	20,971	4,444,384
Rockwell Automation, Inc.	11,702	4,552,897
RTX Corp.	139,734	25,627,216
Smurfit WestRock PLC	54,422	2,104,499
Snap-on, Inc.	5,421	1,868,077
Stanley Black & Decker, Inc.	16,141	1,198,953
TE Connectivity PLC	30,661	6,975,684
Teledyne Technologies, Inc.*	4,893	2,499,002
Textron, Inc.	18,366	1,600,964
Trane Technologies PLC	23,110	8,994,412
TransDigm Group, Inc.	5,870	7,806,219
Trimble, Inc.*	24,796	1,942,767
Union Pacific Corp.	61,819	14,299,971
United Parcel Service, Inc. Cl B	77,016	7,639,217
Veralto Corp.	25,877	2,582,007
Vulcan Materials Co.	13,771	3,927,765
Waste Management, Inc.	38,628	8,486,958
Westinghouse Air Brake Technologies Corp.	17,818	3,803,252
Xylem, Inc.	25,375	3,455,567

		459,250,774

Technology (32.2%)
Accenture PLC Cl A	64,631	17,340,497
Adobe, Inc.*	43,627	15,269,014
Advanced Micro Devices, Inc.*	169,673	36,337,170
Akamai Technologies, Inc.*	14,993	1,308,139
Analog Devices, Inc.	51,272	13,904,966
Apple, Inc.	1,539,981	418,659,235
Applied Materials, Inc.	83,026	21,336,852
Autodesk, Inc.*	22,199	6,571,126
Broadcom, Inc.	492,161	170,336,922

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Broadridge Financial Solutions, Inc.	12,166	$2,715,086
Cadence Design Systems, Inc.*	28,369	8,867,582
Cognizant Technology Solutions Corp. Cl A	50,302	4,175,066
Crowdstrike Holdings, Inc. Cl A*	26,154	12,259,949
Datadog, Inc. Cl A*	33,917	4,612,373
Dayforce, Inc.*	16,678	1,153,450
Dell Technologies, Inc. Cl C	31,412	3,954,143
Electronic Arts, Inc.	23,394	4,780,096
EPAM Systems, Inc.*	5,758	1,179,699
Fair Isaac Corp.*	2,471	4,177,522
Fidelity National Information Services, Inc.	53,971	3,586,913
Fiserv, Inc.*	56,055	3,765,214
Fortinet, Inc.*	65,878	5,231,372
Gartner, Inc.*	7,512	1,895,127
Hewlett Packard Enterprise Co.	137,512	3,303,038
HP, Inc.	97,414	2,170,384
Intel Corp.*	467,298	17,243,296
International Business Machines Corp.	97,417	28,855,890
Intuit, Inc.	29,057	19,247,938
Jack Henry & Associates, Inc.	7,544	1,376,629
KLA Corp.	13,694	16,639,306
Lam Research Corp.	130,903	22,407,976
Leidos Holdings, Inc.	13,325	2,403,830
Microchip Technology, Inc.	56,324	3,588,965
Micron Technology, Inc.	116,982	33,387,833
Microsoft Corp.	774,597	374,610,601
Monolithic Power Systems, Inc.	4,993	4,525,456
MSCI, Inc.	7,832	4,493,453
NetApp, Inc.	20,805	2,228,007
NVIDIA Corp.	2,532,528	472,316,472
NXP Semiconductors NV	26,230	5,693,484
ON Semiconductor Corp.*	41,936	2,270,834
Oracle Corp.	175,293	34,166,359
Palantir Technologies, Inc. Cl A*	238,071	42,317,120
Paychex, Inc.	33,758	3,786,972
Paycom Software, Inc.	5,093	811,620
PTC, Inc.*	12,485	2,175,012
QUALCOMM, Inc.	111,619	19,092,430
Roper Technologies, Inc.	11,218	4,993,468

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Salesforce, Inc.	99,217	$26,283,575
Sandisk Corp.*	14,509	3,444,146
Seagate Technology Holdings PLC	22,706	6,253,005
ServiceNow, Inc.*	108,119	16,562,750
Skyworks Solutions, Inc.	15,495	982,538
Super Micro Computer, Inc.*	52,262	1,529,709
Synopsys, Inc.*	19,358	9,092,840
Take-Two Interactive Software, Inc.*	18,102	4,634,655
Teradyne, Inc.	16,322	3,159,286
Texas Instruments, Inc.	94,697	16,428,983
Tyler Technologies, Inc.*	4,485	2,035,966
Western Digital Corp.	35,633	6,138,497
Workday, Inc. Cl A*	22,615	4,857,250
Zebra Technologies Corp. Cl A*	5,280	1,282,090

		1,990,209,176

Utilities (2.2%)
AES Corp.	74,217	1,064,272
Alliant Energy Corp.	26,789	1,741,553
Ameren Corp.	28,191	2,815,153
American Electric Power Co., Inc.	55,785	6,432,568
American Water Works Co., Inc.	20,336	2,653,848
Atmos Energy Corp.	16,730	2,804,450
CenterPoint Energy, Inc.	68,042	2,608,730
CMS Energy Corp.	31,716	2,217,900
Consolidated Edison, Inc.	37,616	3,736,021
Constellation Energy Corp.	32,547	11,497,879
Dominion Energy, Inc.	88,994	5,214,159
DTE Energy Co.	21,644	2,791,643
Duke Energy Corp.	81,048	9,499,636
Edison International	40,103	2,406,982
Entergy Corp.	46,544	4,302,062
Evergy, Inc.	23,993	1,739,253
Eversource Energy	39,101	2,632,670
Exelon Corp.	105,292	4,589,678
FirstEnergy Corp.	54,183	2,425,773
NextEra Energy, Inc.	217,048	17,424,613
NiSource, Inc.	49,733	2,076,850
NRG Energy, Inc.	19,973	3,180,501
PG&E Corp.	229,065	3,681,075
Pinnacle West Capital Corp.	12,474	1,106,444
PPL Corp.	77,096	2,699,902
Public Service Enterprise Group, Inc.	52,022	4,177,367
Sempra	68,022	6,005,662

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Southern Co.	114,756	$10,006,723
Vistra Corp.	33,194	5,355,188

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
WEC Energy Group, Inc.	33,901	$3,575,199
Xcel Energy, Inc.	61,650	4,553,469

		137,017,223

Total Common Stocks (Cost: $2,628,152,656) .		6,090,389,291

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.4%):
U.S. Government (1.4%)
U.S. Treasury Bill	A-1+	3.51	01/27/26	$5,500,000	$5,486,084
U.S. Treasury Bill	A-1+	3.57	03/12/26	1,000,000	993,231
U.S. Treasury Bill	A-1+	3.65	01/06/26	29,400,000	29,385,144
U.S. Treasury Bill(1)	A-1+	3.74	02/17/26	22,500,000	22,391,349
U.S. Treasury Bill	A-1+	3.76	01/29/26	14,500,000	14,457,589
U.S. Treasury Bill	A-1+	3.85	01/13/26	15,000,000	14,980,871

Total Short-Term Debt Securities (Cost: $87,694,152)					87,694,268

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(2)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$417,886	$417,886

Total Temporary Cash Investment (Cost: $417,886)			417,886

Total Investments (Cost: $2,716,264,694) 100.1%			6,178,501,445

Other Net Assets -0.1%			(4,700,519)

Net Assets 100.0%			$6,173,800,926

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini S&P 500 Stock Index	263	P	March 2026	$90,636,375	$(24,066)	1.5%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (97.7%):
Basic Materials (1.8%)
Air Products and Chemicals, Inc.	661	$163,280
Albemarle Corp.	350	49,504
CF Industries Holdings, Inc.	463	35,808
Commercial Metals Co.	5,146	356,206
Dow, Inc.	2,112	49,379
DuPont de Nemours, Inc.	9,767	392,633
Ecolab, Inc.	757	198,728
Freeport-McMoRan, Inc.	13,680	694,807
Innospec, Inc.	6,091	466,205
International Flavors & Fragrances, Inc.	761	51,284
International Paper Co.	1,569	61,803
Linde PLC	1,388	591,829
LyondellBasell Industries NV Cl A	765	33,124
Mosaic Co.	943	22,717
Newmont Corp.	3,243	323,813
Nucor Corp.	680	110,915
PPG Industries, Inc.	667	68,341
Qnity Electronics, Inc.	4,591	374,855
Quaker Chemical Corp.	7,018	963,642
Sherwin-Williams Co.	685	221,961
Steel Dynamics, Inc.	408	69,136

		5,299,970

Communications (10.7%)
Airbnb, Inc. Cl A*	1,264	171,550
Alphabet, Inc. Cl A	17,288	5,411,144
Alphabet, Inc. Cl C	13,817	4,335,775
Amazon.com, Inc.*	28,906	6,672,083
AppLovin Corp. Cl A*	804	541,751
Arista Networks, Inc.*	3,068	402,000
AT&T, Inc.	21,066	523,280
Booking Holdings, Inc.	115	615,863
CDW Corp.	387	52,709
Charter Communications, Inc. Cl A*	261	54,484
Cisco Systems, Inc.	11,710	902,021
Comcast Corp. Cl A	10,800	322,812
Corning, Inc.	2,318	202,964
Credo Technology Group Holding Ltd.*	5,173	744,343
DoorDash, Inc. Cl A*	1,111	251,619
eBay, Inc.	1,343	116,975
Expedia Group, Inc.	348	98,592
F5, Inc.*	171	43,650
FactSet Research Systems, Inc.	111	32,211
Fox Corp. Cl A	619	45,230
Fox Corp. Cl B	441	28,634
Gen Digital, Inc.	1,668	45,353

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
GoDaddy, Inc. Cl A*	402	$49,880
Match Group, Inc.	701	22,635
Meta Platforms, Inc. Cl A	6,471	4,271,442
Motorola Solutions, Inc.	495	189,743
Netflix, Inc.*	12,591	1,180,532
News Corp. Cl A	1,113	29,072
News Corp. Cl B	367	10,874
Omnicom Group, Inc.	948	76,551
Palo Alto Networks, Inc.*	2,032	374,295
Paramount Skydance Corp. Cl B	923	12,368
Q2 Holdings, Inc.*	3,658	263,961
Reddit, Inc. Cl A*	1,284	295,153
Robinhood Markets, Inc. Cl A*	2,337	264,315
Telephone and Data Systems, Inc.	17,660	724,060
T-Mobile US, Inc.	1,429	290,144
Trade Desk, Inc. Cl A*	1,308	49,652
Uber Technologies, Inc.*	6,174	504,478
VeriSign, Inc.	248	60,252
Verizon Communications, Inc.	12,529	510,306
Walt Disney Co.	5,305	603,550
Warner Bros Discovery, Inc.*	7,363	212,202

		31,610,508

Consumer, Cyclical (8.2%)
Aptiv PLC*	642	48,850
AutoZone, Inc.*	164	556,206
Best Buy Co., Inc.	581	38,886
Carnival Corp.*	3,226	98,522
Carvana Co.*	420	177,248
Chipotle Mexican Grill, Inc.*	3,929	145,373
Copart, Inc.*	2,646	103,591
Costco Wholesale Corp.	1,317	1,135,702
Cummins, Inc.	410	209,285
Darden Restaurants, Inc.	346	63,671
Deckers Outdoor Corp.*	433	44,889
Delta Air Lines, Inc.	1,927	133,734
Dollar General Corp.	654	86,832
Dollar Tree, Inc.*	564	69,378
Domino’s Pizza, Inc.	92	38,347
DR Horton, Inc.	814	117,240
Fastenal Co.	3,411	136,883
First Watch Restaurant Group, Inc.*	26,611	401,294
Flutter Entertainment PLC*	1,726	371,159
Ford Motor Co.	11,629	152,572
General Motors Co.	2,772	225,419

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Genuine Parts Co.	413	$50,782
Hasbro, Inc.	396	32,472
Hilton Worldwide Holdings, Inc.	3,395	975,214
Home Depot, Inc.	2,958	1,017,848
IMAX Corp.*	5,313	196,368
Installed Building Products, Inc.	2,882	747,562
Las Vegas Sands Corp.	904	58,841
Lennar Corp. Cl A	641	65,895
Live Nation Entertainment, Inc.*	469	66,833
LKQ Corp.	5,859	176,942
Lowe’s Cos., Inc.	1,666	401,773
Lululemon Athletica, Inc.*	321	66,707
Marriott International, Inc. Cl A	662	205,379
McDonald’s Corp.	2,116	646,713
MGM Resorts International*	610	22,259
Murphy USA, Inc.	2,388	963,606
NIKE, Inc. Cl B	3,534	225,151
Norwegian Cruise Line Holdings Ltd.*	1,353	30,199
NVR, Inc.*	73	532,372
Ollie’s Bargain Outlet Holdings, Inc.*	1,768	193,790
OneSpaWorld Holdings Ltd.	10,862	225,278
O’Reilly Automotive, Inc.*	2,508	228,755
PACCAR, Inc.	1,561	170,945
Pool Corp.	425	97,219
PulteGroup, Inc.	579	67,894
Ralph Lauren Corp.	116	41,019
Ross Stores, Inc.	966	174,015
Royal Caribbean Cruises Ltd.	2,531	705,947
Southwest Airlines Co.	1,537	63,524
Starbucks Corp.	3,378	284,461
Tapestry, Inc.	608	77,684
Target Corp.	1,350	131,963
Taylor Morrison Home Corp.*	14,760	868,921
Tesla, Inc.*	8,350	3,755,162
TJX Cos., Inc.	3,307	507,988
TKO Group Holdings, Inc.	197	41,173
Tractor Supply Co.	16,254	812,863
Ulta Beauty, Inc.*	133	80,466
United Airlines Holdings, Inc.*	962	107,571
Vail Resorts, Inc.	8,352	1,109,146
VSE Corp.	3,933	679,504

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Walmart, Inc.	13,030	$1,451,672
Williams-Sonoma, Inc.	362	64,650
Wingstop, Inc.	1,294	308,606
WW Grainger, Inc.	130	131,176
Wyndham Hotels & Resorts, Inc.	13,109	990,516
Wynn Resorts Ltd.	251	30,203
Yum! Brands, Inc.	825	124,806

		24,364,914

Consumer, Non-cyclical (15.8%)
Abbott Laboratories	5,167	647,373
AbbVie, Inc.	5,252	1,200,030
Addus HomeCare Corp.*	3,685	395,732
Agilent Technologies, Inc.	842	114,571
Align Technology, Inc.*	198	30,918
Alkermes PLC*	3,725	104,226
Alnylam Pharmaceuticals, Inc.*	1,941	771,839
Altria Group, Inc.	4,988	287,608
Amgen, Inc.	1,600	523,696
Amicus Therapeutics, Inc.*	16,573	236,000
Annexon, Inc.*	45,146	226,633
Archer-Daniels-Midland Co.	1,428	82,096
Arlo Technologies, Inc.*	46,478	650,227
Automatic Data Processing, Inc.	1,202	309,190
Avery Dennison Corp.	230	41,832
Axsome Therapeutics, Inc.*	2,642	482,535
Baxter International, Inc.	1,527	29,181
Becton Dickinson & Co.	852	165,348
Biogen, Inc.*	436	76,732
BioLife Solutions, Inc.*	40,436	977,743
Bio-Techne Corp.	4,373	257,176
Block, Inc.*	1,627	105,901
Boston Scientific Corp.*	4,405	420,017
Bristol-Myers Squibb Co.	6,049	326,283
Brown-Forman Corp. Cl B	523	13,629
Bunge Global S.A.	402	35,810
Cardinal Health, Inc.	706	145,083
Cencora, Inc.	2,139	722,447
Centene Corp.*	1,387	57,075
Charles River Laboratories International, Inc.*	146	29,124
Church & Dwight Co., Inc.	714	59,869
Cigna Group	794	218,533
Cintas Corp.	1,015	190,891
Clorox Co.	362	36,500
Coca-Cola Co.	11,504	804,245

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Coca-Cola Consolidated, Inc.	1,844	$282,685
Colgate-Palmolive Co.	2,395	189,253
Conagra Brands, Inc.	1,421	24,598
Concentra Group Holdings Parent, Inc.	22,321	439,277
Constellation Brands, Inc. Cl A	419	57,805
Cooper Cos., Inc.*	1,555	127,448
Corpay, Inc.*	208	62,593
Corteva, Inc.	9,331	625,457
Crimson Wine Group Ltd.*	37,390	183,211
CVS Health Corp.	3,772	299,346
Cytokinetics, Inc.*	3,444	218,832
Danaher Corp.	5,772	1,321,326
DaVita, Inc.*	105	11,929
Dexcom, Inc.*	1,159	76,923
Edwards Lifesciences Corp.*	1,724	146,971
Elevance Health, Inc.	660	231,363
Eli Lilly & Co.	2,360	2,536,245
Encompass Health Corp.	2,698	286,366
Equifax, Inc.	364	78,981
Estee Lauder Cos., Inc. Cl A	731	76,550
First Advantage Corp.*	27,546	400,243
GE HealthCare Technologies, Inc.	1,354	111,055
General Mills, Inc.	1,585	73,703
Gilead Sciences, Inc.	3,687	452,542
Global Payments, Inc.	703	54,412
HCA Healthcare, Inc.	475	221,759
HealthEquity, Inc.*	6,752	618,551
Henry Schein, Inc.*	297	22,447
Hershey Co.	440	80,071
Hologic, Inc.*	661	49,238
Hormel Foods Corp.	866	20,524
Humana, Inc.	1,259	322,468
Huron Consulting Group, Inc.*	2,474	427,779
IDEXX Laboratories, Inc.*	2,146	1,451,833
Incyte Corp.*	490	48,397
Insmed, Inc.*	6,082	1,058,511
Insulet Corp.*	813	231,087
Intuitive Surgical, Inc.*	1,053	596,377
Ionis Pharmaceuticals, Inc.*	4,464	353,147
IQVIA Holdings, Inc.*	3,703	834,693
iRhythm Technologies, Inc.*	1,366	242,383
J M Smucker Co.	317	31,006

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Johnson & Johnson	7,159	$1,481,555
Kenvue, Inc.	5,693	98,204
Keurig Dr Pepper, Inc.	4,037	113,076
Kimberly-Clark Corp.	986	99,478
Kraft Heinz Co.	2,532	61,401
Kroger Co.	1,812	113,214
Krystal Biotech, Inc.*	2,296	566,056
Labcorp Holdings, Inc.	246	61,717
Lamb Weston Holdings, Inc.	15,143	634,340
Lantheus Holdings, Inc.*	1,602	106,613
Legend Biotech Corp.*	5,641	122,635
LeMaitre Vascular, Inc.	3,658	296,664
Madrigal Pharmaceuticals, Inc.*	785	457,137
McCormick & Co., Inc.	752	51,219
McKesson Corp.	367	301,046
Medtronic PLC	3,811	366,085
Merck & Co., Inc.	7,375	776,293
Moderna, Inc.*	1,033	30,463
Molina Healthcare, Inc.*	153	26,552
Molson Coors Beverage Co. Cl B	503	23,480
Mondelez International, Inc. Cl A	3,834	206,384
Monster Beverage Corp.*	2,119	162,464
Moody’s Corp.	456	232,948
Neogen Corp.*	23,100	161,469
Nomad Foods Ltd.	13,534	169,310
Omnicell, Inc.*	7,548	341,924
Option Care Health, Inc.*	4,906	156,305
OrthoPediatrics Corp.* .	11,287	200,457
Paylocity Holding Corp.*	1,572	239,730
PayPal Holdings, Inc.	2,780	162,296
PepsiCo, Inc.	4,063	583,122
Performance Food Group Co.*	9,024	811,438
Pfizer, Inc.	16,895	420,686
Philip Morris International, Inc.	4,625	741,850
Procter & Gamble Co.	6,943	995,001
Quanta Services, Inc.	443	186,973
Quest Diagnostics, Inc.	331	57,438
Regeneron Pharmaceuticals, Inc.	299	230,789
ResMed, Inc.	434	104,538
Revvity, Inc.	337	32,605
Rollins, Inc.	872	52,337
S&P Global, Inc.	921	481,305
Shift4 Payments, Inc. Cl A*	10,075	634,423

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Soleno Therapeutics, Inc.*	5,676	$262,799
Solventum Corp.*	438	34,707
STERIS PLC	1,258	318,928
Stevanato Group SpA	46,088	927,291
Stryker Corp.	1,023	359,554
Supernus Pharmaceuticals, Inc.*	13,033	647,740
Sysco Corp.	1,423	104,861
Tarsus Pharmaceuticals, Inc.*	7,625	624,335
Tenet Healthcare Corp.*	1,610	319,939
The Campbell’s Company	584	16,276
Thermo Fisher Scientific, Inc.	1,116	646,666
TransUnion	2,495	213,946
Tyson Foods, Inc. Cl A .	841	49,299
United Rentals, Inc.	189	152,962
United Therapeutics Corp.*	938	457,041
UnitedHealth Group, Inc.	2,692	888,656
Universal Health Services, Inc. Cl B	164	35,755
Vericel Corp.*	10,948	394,237
Verisk Analytics, Inc.	1,832	409,800
Vertex Pharmaceuticals, Inc.*	754	341,833
Viatris, Inc.	3,422	42,604
Waters Corp.*	177	67,230
West Pharmaceutical Services, Inc.	214	58,880
Xenon Pharmaceuticals, Inc.*	8,038	360,263
Zimmer Biomet Holdings, Inc.	589	52,963
Zoetis, Inc.	1,309	164,698

		46,861,761

Energy (3.8%)
APA Corp.	1,054	25,781
Baker Hughes Co.	8,627	392,874
Cheniere Energy, Inc.	3,036	590,168
Chevron Corp.	5,624	857,154
ConocoPhillips	3,672	343,736
Coterra Energy, Inc.	2,262	59,536
Devon Energy Corp.	11,221	411,025
Diamondback Energy, Inc.	553	83,132
EOG Resources, Inc.	1,612	169,276
EQT Corp.	1,854	99,374
Expand Energy Corp.	10,924	1,205,573
Exxon Mobil Corp.	12,531	1,507,981
First Solar, Inc.*	319	83,332

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Halliburton Co.	2,501	$70,678
Kinder Morgan, Inc.	5,817	159,909
Marathon Petroleum Corp.	893	145,229
MPLX LP	5,252	280,299
Noble Corp. PLC	6,438	181,809
Northern Oil & Gas, Inc.	31,649	679,504
Occidental Petroleum Corp	2,137	87,873
ONEOK, Inc.	1,870	137,445
Ovintiv, Inc.	10,787	422,743
Permian Resources Corp.	32,689	458,627
Phillips 66	1,197	154,461
SLB Ltd.	4,439	170,369
Targa Resources Corp.	638	117,711
Texas Pacific Land Corp.	172	49,402
Tidewater, Inc.*	12,707	641,831
Valaris Ltd.*	3,501	176,450
Valero Energy Corp.	906	147,488
Williams Cos., Inc.	19,894	1,195,828

		11,106,598

Financial (16.8%)
Aflac, Inc.	1,402	154,599
Alexandria Real Estate Equities, Inc.	462	22,610
Allstate Corp.	1,467	305,356
American Express Co.	1,597	590,810
American Financial Group, Inc.	1,502	205,293
American Healthcare REIT, Inc.	20,556	967,365
American International Group, Inc.	1,603	137,137
American Tower Corp.	1,391	244,218
Ameriprise Financial, Inc.	2,638	1,293,517
Aon PLC Cl A	639	225,490
Apollo Global Management, Inc.	1,380	199,769
Arch Capital Group Ltd.*	8,721	836,518
Ares Management Corp. Cl A	612	98,918
Arthur J Gallagher & Co.	763	197,457
Assurant, Inc.	149	35,887
AvalonBay Communities, Inc.	420	76,150
BancFirst Corp.	2,478	262,718
Bank of America Corp.	19,963	1,097,965
Bank of New York Mellon Corp.	2,072	240,538
Berkshire Hathaway, Inc. Cl B*	5,449	2,738,940
Blackrock, Inc.	429	459,176

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Blackstone, Inc.	2,194	$338,183
Brixmor Property Group, Inc.	24,324	637,775
Brown & Brown, Inc.	6,451	514,145
BXP, Inc.	438	29,556
Camden Property Trust	8,851	974,318
Capital One Financial Corp.	1,889	457,818
Cboe Global Markets, Inc.	311	78,061
CBRE Group, Inc. Cl A*	3,298	530,285
Charles Schwab Corp.	4,963	495,853
Chubb Ltd.	1,088	339,587
Cincinnati Financial Corp.	464	75,780
Citigroup, Inc.	5,317	620,441
Citizens Financial Group, Inc.	1,276	74,531
CME Group, Inc.	1,071	292,469
Coinbase Global, Inc. Cl A*	678	153,323
Core Scientific, Inc.*	39,951	581,687
CoStar Group, Inc.*	4,602	309,438
Cousins Properties, Inc.	10,258	264,451
Crown Castle, Inc.	1,294	114,998
Curbline Properties Corp.	34,113	791,763
Digital Realty Trust, Inc.	959	148,367
East West Bancorp, Inc.	3,991	448,548
Enterprise Financial Services Corp.	9,959	537,786
Equinix, Inc.	292	223,719
Equity Residential	1,029	64,868
Erie Indemnity Co. Cl A	76	21,785
Essent Group Ltd.	8,607	559,541
Essential Properties Realty Trust, Inc.	6,576	195,044
Essex Property Trust, Inc.	191	49,981
Everest Group Ltd.	125	42,419
Extra Space Storage, Inc.	631	82,169
Federal Realty Investment Trust	233	23,486
Fifth Third Bancorp	19,374	906,897
First Financial Bankshares, Inc.	30,956	924,656
Franklin Resources, Inc.	913	21,812
Gaming and Leisure Properties, Inc.	4,609	205,976
German American Bancorp, Inc.	13,111	513,689
Globe Life, Inc.	237	33,147
Goldman Sachs Group, Inc.	891	783,189
Hancock Whitney Corp.	9,598	611,201

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Hartford Insurance Group, Inc.	3,463	$477,201
Healthpeak Properties, Inc.	17,122	275,322
Host Hotels & Resorts, Inc.	1,900	33,687
Houlihan Lokey, Inc.	2,072	360,922
Huntington Bancshares, Inc.	4,672	81,059
Interactive Brokers Group, Inc. Cl A	1,323	85,082
Intercontinental Exchange, Inc.	1,694	274,360
Invesco Ltd.	1,323	34,755
Invitation Homes, Inc.	1,676	46,576
Iron Mountain, Inc.	878	72,830
Janus Henderson Group PLC	20,143	958,203
JPMorgan Chase & Co.	8,089	2,606,438
KeyCorp	2,760	56,966
Kimco Realty Corp.	2,012	40,783
Kite Realty Group Trust	18,442	442,055
KKR & Co., Inc.	2,039	259,932
Loews Corp.	504	53,076
LPL Financial Holdings, Inc.	1,088	388,601
M&T Bank Corp.	4,881	983,424
Marsh & McLennan Cos., Inc.	1,456	270,117
Mastercard, Inc. Cl A	2,436	1,390,664
MetLife, Inc.	1,645	129,856
Mid-America Apartment Communities, Inc.	348	48,341
Morgan Stanley	3,589	637,155
Nasdaq, Inc.	1,340	130,154
Northern Trust Corp.	562	76,764
Phillips Edison & Co., Inc.	5,616	199,761
PJT Partners, Inc. Cl A	5,414	905,221
PNC Financial Services Group, Inc.	1,165	243,170
PotlatchDeltic Corp.	6,967	277,147
Primerica, Inc.	2,874	742,527
Principal Financial Group, Inc.	594	52,397
Progressive Corp.	1,742	396,688
Prologis, Inc.	2,760	352,342
Prudential Financial, Inc.	1,040	117,395
Public Storage	469	121,705
Raymond James Financial, Inc.	524	84,149
Realty Income Corp.	2,733	154,059
Regency Centers Corp.	489	33,756

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Regions Financial Corp.	2,606	$70,623
Riot Platforms, Inc.*	16,179	204,988
RLI Corp.	12,232	782,603
Ryman Hospitality Properties, Inc.	1,584	149,878
Sabra Health Care REIT, Inc.	22,961	434,881
SBA Communications Corp.	317	61,317
ServisFirst Bancshares, Inc.	10,031	720,125
Simon Property Group, Inc.	970	179,557
Southstate Bank Corp.	5,516	519,111
State Street Corp.	830	107,078
Stifel Financial Corp.	2,608	326,574
Stock Yards Bancorp, Inc.	9,226	599,229
Synchrony Financial	1,070	89,270
T Rowe Price Group, Inc.	648	66,342
Terreno Realty Corp.	6,447	378,503
Travelers Cos., Inc.	663	192,310
TriCo Bancshares	8,897	421,451
Truist Financial Corp.	3,801	187,047
UDR, Inc.	894	32,792
UMB Financial Corp.	5,392	620,296
US Bancorp	4,619	246,470
Ventas, Inc.	4,585	354,787
VICI Properties, Inc.	3,176	89,309
Visa, Inc. Cl A	5,015	1,758,811
W R Berkley Corp.	892	62,547
Wells Fargo & Co.	9,328	869,370
Welltower, Inc.	4,531	840,999
Weyerhaeuser Co.	9,435	223,515
Willis Towers Watson PLC	285	93,651
Wintrust Financial Corp.	4,219	589,901
Xenia Hotels & Resorts, Inc.	19,086	269,876

		49,901,024

Industrial (14.0%)
3M Co.	1,578	252,638
A O Smith Corp.	337	22,539
Advanced Energy Industries, Inc.	2,266	474,432
Allegion PLC	256	40,760
Amcor PLC	6,859	57,204
AMETEK, Inc.	7,153	1,468,582
Amphenol Corp. Cl A	13,438	1,816,011
Applied Industrial Technologies, Inc.	7,270	1,866,718
AptarGroup, Inc.	994	121,228
Arcosa, Inc.	3,801	404,122

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Axon Enterprise, Inc.*	234	$132,896
Ball Corp.	796	42,164
Boeing Co.*	2,327	505,238
Builders FirstSource, Inc.*	4,980	512,392
Carlisle Cos., Inc.	1,520	486,187
Carrier Global Corp.	2,352	124,280
Casella Waste Systems, Inc. Cl A*	4,139	405,374
Caterpillar, Inc.	1,391	796,862
CH Robinson Worldwide, Inc.	351	56,427
Chart Industries, Inc.*	1,484	306,045
Clean Harbors, Inc.*	2,344	549,621
Comfort Systems USA, Inc.	469	437,713
Crane Co.	4,460	822,558
CRH PLC	1,992	248,602
Crown Holdings, Inc.	12,113	1,247,276
CSX Corp.	5,533	200,571
Deere & Co.	747	347,781
Dover Corp.	408	79,658
Eaton Corp. PLC	1,154	367,561
EMCOR Group, Inc.	1,898	1,161,177
Emerson Electric Co.	1,669	221,510
Enpro, Inc.	3,015	645,602
ESCO Technologies, Inc.	6,590	1,287,620
Expeditors International of Washington, Inc.	398	59,306
Exponent, Inc.	3,480	241,721
Fabrinet*	1,503	684,286
Federal Signal Corp.	6,053	657,295
FedEx Corp.	645	186,315
Fortive Corp.	944	52,118
Garmin Ltd.	486	98,585
GE Vernova, Inc.	806	526,777
Generac Holdings, Inc.*	174	23,728
General Dynamics Corp.	753	253,505
General Electric Co.	3,134	965,366
Graco, Inc.	8,273	678,138
HEICO Corp. Cl A	2,589	653,541
Honeywell International, Inc.	1,887	368,135
Howmet Aerospace, Inc.	1,195	244,999
Hubbell, Inc.	158	70,169
Huntington Ingalls Industries, Inc.	117	39,788
Ichor Holdings Ltd.*	7,376	135,940
IDEX Corp.	222	39,503
Illinois Tool Works, Inc.	784	193,099
Ingersoll Rand, Inc.	1,068	84,607
Jabil, Inc.	317	72,282
Jacobs Solutions, Inc.	355	47,023

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
JB Hunt Transport Services, Inc.	224	$43,532
Johnson Controls International PLC	1,816	217,466
Keysight Technologies, Inc.*	511	103,830
L3Harris Technologies, Inc.	3,203	940,305
Lennox International, Inc.	95	46,130
Lockheed Martin Corp.	605	292,620
Martin Marietta Materials, Inc.	902	561,639
Masco Corp.	617	39,155
Materion Corp.	3,573	444,195
Mercury Systems, Inc.*	14,998	1,095,004
Mettler-Toledo International, Inc.*	61	85,046
Modine Manufacturing Co.*	4,322	577,030
Mueller Industries, Inc.	11,354	1,303,439
Nordson Corp.	159	38,228
Norfolk Southern Corp.	667	192,576
Northrop Grumman Corp.	399	227,514
Novanta, Inc.*	3,806	452,876
Old Dominion Freight Line, Inc.	547	85,770
Otis Worldwide Corp.	1,158	101,151
Packaging Corp. of America	266	54,857
Parker-Hannifin Corp.	375	329,610
Pentair PLC	486	50,612
Powell Industries, Inc.	695	221,552
RBC Bearings, Inc.*	2,645	1,186,097
Republic Services, Inc.	598	126,734
Rockwell Automation, Inc.	334	129,949
RTX Corp.	3,984	730,666
Saia, Inc.*	2,030	662,836
Simpson Manufacturing Co., Inc.	2,257	364,438
Smurfit WestRock PLC	1,552	60,016
Snap-on, Inc.	155	53,413
SPX Technologies, Inc.*	1,123	224,667
Stanley Black & Decker, Inc.	460	34,169
Sterling Infrastructure, Inc.*	2,581	790,380
TE Connectivity PLC	874	198,844
Teledyne Technologies, Inc.*	2,016	1,029,632
Textron, Inc.	524	45,677
Trane Technologies PLC	659	256,483
TransDigm Group, Inc.	167	222,085

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Trimble, Inc.*	707	$55,394
TTM Technologies, Inc.*	1,786	123,234
UFP Industries, Inc.	7,617	693,528
Union Pacific Corp.	1,763	407,817
United Parcel Service, Inc. Cl B	2,196	217,821
Veralto Corp.	3,190	318,298
Vertiv Holdings Co. Cl A	5,275	854,603
Vontier Corp.	16,427	610,756
Vulcan Materials Co.	393	112,092
Waste Management, Inc.	1,101	241,901
Westinghouse Air Brake Technologies Corp.	508	108,433
Xylem, Inc.	1,611	219,386

		41,469,061

Technology (23.0%)
Accenture PLC Cl A	1,843	494,477
Adobe, Inc.*	1,244	435,388
Advanced Micro Devices, Inc.*	4,838	1,036,106
Agilysys, Inc.*	4,671	555,102
Akamai Technologies, Inc.*	427	37,256
Alkami Technology, Inc.*	4,629	106,791
Analog Devices, Inc.	1,462	396,494
Apple, Inc.	43,907	11,936,557
Applied Materials, Inc.	2,367	608,295
Atlassian Corp. Cl A*	2,506	406,323
Autodesk, Inc.*	633	187,374
BlackLine, Inc.*	7,762	429,161
Broadcom, Inc.	14,032	4,856,475
Broadridge Financial Solutions, Inc.	347	77,440
Cadence Design Systems, Inc.*	809	252,877
Cloudflare, Inc. Cl A*	3,353	661,044
Cognizant Technology Solutions Corp. Cl A	1,434	119,022
Crowdstrike Holdings, Inc. Cl A*	746	349,695
CyberArk Software Ltd.*	1,733	773,022
Datadog, Inc. Cl A*	5,298	720,475
Dayforce, Inc.*	476	32,920
Dell Technologies, Inc. Cl C	896	112,789
Digi International, Inc.*	7,267	314,588
Electronic Arts, Inc.	667	136,288
EPAM Systems, Inc.*	961	196,890
ExlService Holdings, Inc.*	8,093	343,467
Fair Isaac Corp.*	70	118,343

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Fidelity National Information Services, Inc.	1,539	$102,282
Fiserv, Inc.*	1,598	107,338
Fortinet, Inc.*	1,878	149,132
Gartner, Inc.*	214	53,988
Grid Dynamics Holdings, Inc.*	30,557	275,930
Guidewire Software, Inc.*	1,653	332,270
Hewlett Packard Enterprise Co.	3,921	94,182
HP, Inc.	2,777	61,872
I3 Verticals, Inc. Cl A*	8,067	203,208
Intel Corp.*	13,323	491,619
International Business Machines Corp.	2,777	822,575
Intuit, Inc.	828	548,484
Jack Henry & Associates, Inc.	215	39,233
KLA Corp.	390	473,881
Lam Research Corp.	3,732	638,844
Leidos Holdings, Inc.	380	68,552
Microchip Technology, Inc.	1,606	102,334
Micron Technology, Inc.	3,335	951,842
Microsoft Corp.	22,085	10,680,748
MKS, Inc.	1,597	255,201
Monolithic Power Systems, Inc.	473	428,708
MSCI, Inc.	890	510,620
NetApp, Inc.	593	63,504
NVIDIA Corp.	72,206	13,466,419
NXP Semiconductors NV	748	162,361
ON Semiconductor Corp.*	7,306	395,620
Onto Innovation, Inc.*	2,258	356,448
Oracle Corp.	4,998	974,160
Palantir Technologies, Inc. Cl A*	6,788	1,206,567
Paychex, Inc.	962	107,917
Paycom Software, Inc.	145	23,107
PDF Solutions, Inc.*	6,243	178,113
PTC, Inc.*	356	62,019
QUALCOMM, Inc.	3,182	544,281
Rambus, Inc.*	5,899	542,059
Red Violet, Inc.	5,241	298,475
Roper Technologies, Inc.	2,546	1,133,301
Salesforce, Inc.	2,829	749,430
Sandisk Corp.*	414	98,275
Seagate Technology Holdings PLC	647	178,177
ServiceNow, Inc.*	3,083	472,285
Skyworks Solutions, Inc.	442	28,027

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Super Micro Computer, Inc.*	1,490	$43,612
Synaptics, Inc.*	4,807	355,814
Synopsys, Inc.*	552	259,286
Take-Two Interactive Software, Inc.*	5,348	1,369,248
Teradyne, Inc.	465	90,005
Texas Instruments, Inc.	2,700	468,423
Tyler Technologies, Inc.*	128	58,106
Veeva Systems, Inc. Cl A*	2,539	566,781
Western Digital Corp.	1,016	175,026
Workday, Inc. Cl A*	645	138,533
Workiva, Inc.*	6,291	542,599
Zebra Technologies Corp. Cl A*	151	36,666

		68,232,146

Utilities (3.6%)
AES Corp.	2,116	30,343
Alliant Energy Corp.	764	49,668
Ameren Corp.	804	80,287
American Electric Power Co., Inc.	1,591	183,458
American Water Works Co., Inc.	580	75,690
Atmos Energy Corp.	2,463	412,873
Black Hills Corp.	6,915	480,039
CenterPoint Energy, Inc.	1,940	74,380
Chesapeake Utilities Corp.	3,190	397,984
CMS Energy Corp.	904	63,217
Consolidated Edison, Inc.	1,072	106,471
Constellation Energy Corp.	928	327,835
Dominion Energy, Inc.	2,537	148,643
DTE Energy Co.	617	79,581
Duke Energy Corp.	2,311	270,872
Edison International	1,143	68,603
Entergy Corp.	6,311	583,326
Evergy, Inc.	14,980	1,085,900
Eversource Energy	1,115	75,073
Exelon Corp.	3,002	130,857
FirstEnergy Corp.	1,545	69,170
H2O America	8,048	394,272
NextEra Energy, Inc.	6,188	496,773
NiSource, Inc.	25,775	1,076,364
Northwestern Energy Group, Inc.	7,225	466,301
NRG Energy, Inc.	10,556	1,680,937
PG&E Corp.	6,531	104,953
Pinnacle West Capital Corp.	356	31,577
PPL Corp.	2,198	76,974

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Public Service Enterprise Group, Inc.	1,483	$119,085
Sempra	1,939	171,194
Southern Co.	3,272	285,318
Spire, Inc.	5,925	489,998
Vistra Corp.	946	152,618
WEC Energy Group, Inc.	967	101,980

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Xcel Energy, Inc.	1,758	$129,846

		10,572,460

Total Common Stocks (Cost: $197,449,187)		289,418,442

RIGHTS (–%):
Consumer, Non-cyclical (–%)
Blueprint Medicines Corp. — contingent value rights*	1,898	0	‡

Total Rights (Cost: $—)		0

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.4%):
U.S. Government (1.4%)
U.S. Treasury Bill	A-1+	3.52	01/27/26	$1,250,000	$1,246,826
U.S. Treasury Bill	A-1+	3.60	01/06/26	2,300,000	2,298,853
U.S. Treasury Bill(1)	A-1+	3.81	02/17/26	750,000	746,310

Total Short-Term Debt Securities (Cost: $4,291,989)					4,291,989

			Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.9%)
Dreyfus Treasury Securities Cash Management, Institutional Shares			3.63	$2,705,987	$2,705,987

Total Temporary Cash Investment (Cost: $2,705,987)					2,705,987

Total Investments (Cost: $204,447,163) 100.0%					296,416,418

Other Net Assets 0.0%(2)					2,618

Net Assets 100.0%					$296,419,036

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
‡	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini S&P 500 Stock Index	10	P	March 2026	$3,446,250	$(15,283)	1.2%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (97.0%):
Basic Materials (3.8%)
Commercial Metals Co.	61,147	$4,232,595
Innospec, Inc.	49,175	3,763,855
Quaker Chemical Corp.	43,783	6,011,844

		14,008,294

Communications (2.3%)
Telephone and Data Systems, Inc.	208,215	8,536,814

Consumer, Cyclical (7.6%)
First Watch Restaurant Group, Inc.*	138,729	2,092,033
Installed Building Products, Inc.	16,047	4,162,431
Taylor Morrison Home Corp.*	86,000	5,062,820
Vail Resorts, Inc.	29,754	3,951,331
VSE Corp.	46,814	8,088,054
Wyndham Hotels & Resorts, Inc.	57,172	4,319,916

		27,676,585

Consumer, Non-cyclical (14.0%)
Alkermes PLC*	16,812	470,400
Annexon, Inc.*	270,119	1,355,997
Arlo Technologies, Inc.*	275,891	3,859,715
BioLife Solutions, Inc.*	240,421	5,813,380
Concentra Group Holdings Parent, Inc.	265,189	5,218,920
Crimson Wine Group Ltd.*	482,675	2,365,108
Cytokinetics, Inc.*	40,903	2,598,977
First Advantage Corp.*	104,495	1,518,312
Krystal Biotech, Inc.*	12,274	3,026,032
Legend Biotech Corp.*	34,752	755,508
Nomad Foods Ltd.	163,425	2,044,447
Omnicell, Inc.*	73,889	3,347,172
Soleno Therapeutics, Inc.*	23,816	1,102,681
Stevanato Group SpA	274,809	5,529,157
Supernus Pharmaceuticals, Inc.*	104,947	5,215,866
Tarsus Pharmaceuticals, Inc.*	39,813	3,259,888
Vericel Corp.*	62,395	2,246,844
Xenon Pharmaceuticals, Inc.*	38,896	1,743,319

		51,471,723

Energy (5.9%)
Noble Corp. PLC	78,693	2,222,290
Northern Oil & Gas, Inc.	203,782	4,375,200
Ovintiv, Inc.	133,637	5,237,234
Permian Resources Corp.	392,721	5,509,876

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Tidewater, Inc.*	87,795	$4,434,525

		21,779,125

Financial (39.6%)
American Healthcare REIT, Inc.	244,731	11,517,040
BancFirst Corp.	29,736	3,152,611
Core Scientific, Inc.*	228,426	3,325,883
Cousins Properties, Inc.	123,929	3,194,890
Curbline Properties Corp.	255,789	5,936,863
Enterprise Financial Services Corp.	120,079	6,484,266
Essent Group Ltd.	102,638	6,672,496
Essential Properties Realty Trust, Inc.	81,149	2,406,879
First Financial Bankshares, Inc.	177,391	5,298,669
German American Bancorp, Inc.	158,328	6,203,291
Hancock Whitney Corp.	115,318	7,343,450
Janus Henderson Group PLC	151,538	7,208,663
Kite Realty Group Trust	223,449	5,356,073
PJT Partners, Inc. Cl A	25,344	4,237,517
PotlatchDeltic Corp.	83,698	3,329,506
Riot Platforms, Inc.*	193,412	2,450,530
RLI Corp.	107,120	6,853,538
Sabra Health Care REIT, Inc.	282,865	5,357,463
ServisFirst Bancshares, Inc.	65,514	4,703,250
SouthState Bank Corp.	66,511	6,259,350
Stifel Financial Corp.	31,298	3,919,136
Stock Yards Bancorp, Inc.	113,522	7,373,254
Terreno Realty Corp.	51,029	2,995,913
TriCo Bancshares	108,864	5,156,888
UMB Financial Corp.	65,020	7,479,901
Wintrust Financial Corp.	51,357	7,180,736
Xenia Hotels & Resorts, Inc.	226,526	3,203,078

		144,601,134

Industrial (14.7%)
Applied Industrial Technologies, Inc.	18,993	4,876,833
Arcosa, Inc.	46,797	4,975,457
Enpro, Inc.	37,126	7,949,790
Materion Corp.	26,318	3,271,854
Mercury Systems, Inc.*	102,071	7,452,204
Mueller Industries, Inc.	99,201	11,388,274
Simpson Manufacturing Co., Inc.	26,618	4,298,008
TTM Technologies, Inc.*	21,350	1,473,150

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
UFP Industries, Inc.	44,121	$4,017,217
Vontier Corp.	117,198	4,357,422

		54,060,209

Technology (3.0%)
Digi International, Inc.* .	90,772	3,929,520
I3 Verticals, Inc. Cl A*	96,595	2,433,228

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Synaptics, Inc.*	57,114	$4,227,578

		10,590,326

Utilities (6.1%)
Black Hills Corp.	86,159	5,981,158
H2O America	100,987	4,947,353
Northwestern Energy Group, Inc.	90,021	5,809,955
Spire, Inc.	72,574	6,001,870

		22,740,336

Total Common Stocks (Cost: $295,624,193)		355,464,546

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.6%):
U.S. Government (2.6%)
U.S. Treasury Bill	A-1+	3.53	01/27/26	$800,000	$797,965
U.S. Treasury Bill	A-1+	3.63	01/06/26	7,300,000	7,296,325
U.S. Treasury Bill	A-1+	3.79	02/17/26	1,500,000	1,492,673

Total Short-Term Debt Securities (Cost: $9,586,963)					9,586,963

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$415,237	$415,237

Total Temporary Cash Investment (Cost: $415,237)			415,237

Total Investments (Cost: $305,626,393) 99.7%			365,466,746

Other Net Assets 0.3%			1,216,616

Net Assets 100.0%			$366,683,362

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (98.2%):
Basic Materials (2.1%)
Innospec, Inc.	29,823	$2,282,653
Quaker Chemical Corp.	49,410	6,784,487

		9,067,140

Communications (3.5%)
Credo Technology Group Holding Ltd.*	76,800	11,050,752
Q2 Holdings, Inc.*	54,886	3,960,574

		15,011,326

Consumer, Cyclical (7.8%)
First Watch Restaurant Group, Inc.*	218,620	3,296,790
IMAX Corp.*	77,693	2,871,533
Installed Building Products, Inc.	22,129	5,740,041
Murphy USA, Inc.	11,877	4,792,607
Ollie’s Bargain Outlet Holdings, Inc.*	25,161	2,757,897
OneSpaWorld Holdings Ltd.	158,798	3,293,470
Taylor Morrison Home Corp.*	41,510	2,443,694
Vail Resorts, Inc.	35,989	4,779,339
Wingstop, Inc.	6,679	1,592,875
Wyndham Hotels & Resorts, Inc.	21,019	1,588,196

		33,156,442

Consumer, Non-cyclical (26.8%)
Addus HomeCare Corp.*	53,571	5,752,990
Alkermes PLC*	33,458	936,155
Amicus Therapeutics, Inc.*	259,471	3,694,867
Annexon, Inc.*	326,773	1,640,400
Arlo Technologies, Inc.*	349,824	4,894,038
Axsome Therapeutics, Inc.*	39,398	7,195,651
BioLife Solutions, Inc.*	290,149	7,015,803
Coca-Cola Consolidated, Inc.	27,326	4,189,076
First Advantage Corp.*	262,427	3,813,064
HealthEquity, Inc.*	41,905	3,838,917
Huron Consulting Group, Inc.*	34,468	5,959,862
Insmed, Inc.*	32,112	5,588,773
iRhythm Technologies, Inc.*	19,785	3,510,650
Krystal Biotech, Inc.*	19,749	4,868,918
Lantheus Holdings, Inc.*	22,988	1,529,851
Legend Biotech Corp.*	39,970	868,948
LeMaitre Vascular, Inc.	52,433	4,252,316

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Madrigal Pharmaceuticals, Inc.*	11,315	$6,589,177
Neogen Corp.*	332,893	2,326,922
Omnicell, Inc.*	31,137	1,410,506
Option Care Health, Inc.*	71,625	2,281,973
OrthoPediatrics Corp.*	166,985	2,965,654
Soleno Therapeutics, Inc.*	53,674	2,485,106
Stevanato Group SpA	328,158	6,602,539
Supernus Pharmaceuticals, Inc.*	69,039	3,431,238
Tarsus Pharmaceuticals, Inc.*	67,022	5,487,761
Tenet Healthcare Corp.*	24,149	4,798,889
Vericel Corp.*	82,747	2,979,720
Xenon Pharmaceuticals, Inc.*	69,154	3,099,482

		114,009,246

Energy (3.2%)
Expand Energy Corp.	24,462	2,699,626
Northern Oil & Gas, Inc.	214,965	4,615,299
Tidewater, Inc.*	76,217	3,849,721
Valaris Ltd.*	51,201	2,580,530

		13,745,176

Financial (10.9%)
Core Scientific, Inc.*	315,539	4,594,248
Curbline Properties Corp.	185,600	4,307,776
First Financial Bankshares, Inc.	241,346	7,209,005
Houlihan Lokey, Inc.	30,140	5,250,087
Phillips Edison & Co., Inc.	83,002	2,952,381
PJT Partners, Inc. Cl A .	47,003	7,858,901
Primerica, Inc.	15,233	3,935,598
RLI Corp.	46,664	2,985,563
Ryman Hospitality Properties, Inc.	24,798	2,346,387
ServisFirst Bancshares, Inc.	67,779	4,865,854

		46,305,800

Industrial (28.4%)
Advanced Energy Industries, Inc.	32,388	6,781,076
Applied Industrial Technologies, Inc.	28,293	7,264,794
Casella Waste Systems, Inc. Cl A*	59,291	5,806,960
Chart Industries, Inc.*	21,251	4,382,594
EMCOR Group, Inc.	9,138	5,590,537
ESCO Technologies, Inc.	59,745	11,673,576
Exponent, Inc.	51,920	3,606,363

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Fabrinet*	21,521	$9,798,081
Federal Signal Corp.	86,871	9,433,322
Materion Corp.	21,353	2,654,605
Mercury Systems, Inc.*	96,249	7,027,139
Modine Manufacturing Co.*	64,616	8,626,882
Novanta, Inc.*	54,526	6,488,049
Powell Industries, Inc.	9,968	3,177,599
RBC Bearings, Inc.*	16,653	7,467,705
Saia, Inc.*	7,593	2,479,266
SPX Technologies, Inc.*	16,466	3,294,188
Sterling Infrastructure, Inc.*	37,797	11,574,575
UFP Industries, Inc.	41,153	3,746,981

		120,874,292

Technology (14.1%)
Agilysys, Inc.*	66,738	7,931,144
Alkami Technology, Inc.*	68,620	1,583,063
BlackLine, Inc.*	110,910	6,132,214

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
CyberArk Software Ltd.*	15,981	$7,128,485
ExlService Holdings, Inc.*	117,900	5,003,676
Grid Dynamics Holdings, Inc.*	445,663	4,024,337
Onto Innovation, Inc.*	34,322	5,418,071
PDF Solutions, Inc.*	97,748	2,788,750
Rambus, Inc.*	85,690	7,874,054
Red Violet, Inc.	75,125	4,278,369
Workiva, Inc.*	89,877	7,751,891

		59,914,054

Utilities (1.4%)
Chesapeake Utilities Corp.	46,767	5,834,651

Total Common Stocks (Cost: $317,908,109)		417,918,127

RIGHTS (–%):
Consumer, Non-cyclical (–%)
Blueprint Medicines Corp. — contingent value rights*	24,797	0	‡

Total Rights (Cost: $—)		0

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.8%):
U.S. Government (1.8%)
U.S. Treasury Bill	A-1+	3.54	01/27/26	$1,250,000	$1,246,818
U.S. Treasury Bill	A-1+	3.66	01/06/26	6,600,000	6,596,656

Total Short-Term Debt Securities (Cost: $7,843,474)					7,843,474

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$656,720	$656,720

Total Temporary Cash Investment (Cost: $656,720)			656,720

Total Investments (Cost: $326,408,303) 100.2%			426,418,321

Other Net Assets -0.2%			(859,962)

Net Assets 100.0%			$425,558,359

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

‡	Level 3 Security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (100.1%):
Basic Materials (4.0%)
Balchem Corp.	3,702	$567,739
Celanese Corp.	12,516	529,177
Century Aluminum Co.*	6,081	238,254
Chemours Co.	17,132	201,986
Eastman Chemical Co.	13,037	832,152
Element Solutions, Inc.	25,999	649,715
FMC Corp.	14,278	198,036
Hawkins, Inc.	2,388	339,239
HB Fuller Co.	6,182	367,582
Ingevity Corp.*	4,110	243,230
Innospec, Inc.	2,832	216,761
Kaiser Aluminum Corp.	1,835	210,768
Koppers Holdings, Inc.	2,242	60,713
Minerals Technologies, Inc.	3,558	216,860
Quaker Chemical Corp.	1,566	215,027
Rogers Corp.*	1,912	175,082
Sensient Technologies Corp.	4,855	456,127
Solstice Advanced Materials, Inc.*	18,141	881,290
Stepan Co.	2,456	116,316
Sylvamo Corp.	3,786	182,296

		6,898,350

Communications (5.0%)
A10 Networks, Inc.	8,198	145,023
Angi, Inc.*	4,093	52,922
Cable One, Inc.	528	59,585
Calix, Inc.*	6,893	364,846
Cargurus, Inc.*	9,285	356,080
Cars.com, Inc.*	6,358	77,568
Cogent Communications Holdings, Inc.	5,425	116,963
ePlus, Inc.	2,994	262,574
Etsy, Inc.*	11,281	625,419
Extreme Networks, Inc.*	15,283	254,462
Gogo, Inc.*	8,873	41,348
Harmonic, Inc.*	12,827	126,859
HealthStream, Inc.	2,713	62,589
IAC, Inc.*	7,451	291,334
InterDigital, Inc.	2,942	936,674
Iridium Communications, Inc.	11,972	208,073
Liquidity Services, Inc.*	2,713	82,231
Lumen Technologies, Inc.*	107,846	837,963
Q2 Holdings, Inc.*	7,147	515,728
QuinStreet, Inc.*	6,486	93,204
Scholastic Corp.	2,584	76,564
Shenandoah Telecommunications Co.	5,208	60,204

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Shutterstock, Inc.	2,760	$52,716
Sprinklr, Inc. Cl A*	13,836	107,644
TEGNA, Inc.	18,408	357,299
Telephone and Data Systems, Inc.	11,233	460,553
TripAdvisor, Inc.*	13,362	194,551
Uniti Group, Inc.*	20,490	143,635
Upwork, Inc.*	14,933	295,972
Viasat, Inc.*	15,460	532,752
Viavi Solutions, Inc.*	25,510	454,588
Yelp, Inc.*	6,677	202,914
Ziff Davis, Inc.*	4,515	158,702

		8,609,539

Consumer, Cyclical (14.2%)
Academy Sports & Outdoors, Inc.	7,615	380,445
Acushnet Holdings Corp.	3,151	251,513
Adient PLC*	9,052	173,527
Advance Auto Parts, Inc.	6,860	269,598
Allegiant Travel Co.*	1,538	131,145
American Axle & Manufacturing Holdings, Inc.*	13,566	86,958
American Eagle Outfitters, Inc.	17,999	474,634
Asbury Automotive Group, Inc.*	2,222	516,682
BJ’s Restaurants, Inc.* .	2,416	95,190
Bloomin’ Brands, Inc.	8,766	54,086
Boot Barn Holdings, Inc.*	3,484	614,821
Brinker International, Inc.*	5,078	728,795
Buckle, Inc.	3,442	183,872
Caesars Entertainment, Inc.*	23,328	545,642
CarMax, Inc.*	16,783	648,495
Carter’s, Inc.	4,166	135,103
Cavco Industries, Inc.*	892	526,940
Central Garden & Pet Co.*	926	29,771
Central Garden & Pet Co. Cl A*	5,900	172,221
Century Communities, Inc.	2,922	173,421
Champion Homes, Inc.*	6,384	539,448
Cheesecake Factory, Inc.	5,241	264,566
Cinemark Holdings, Inc.	11,794	274,093
Cracker Barrel Old Country Store, Inc.	2,545	64,643
Dana, Inc.	13,354	317,291
Dave & Buster’s Entertainment, Inc.*	3,091	50,105
Dorman Products, Inc.*	3,179	391,621

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Dream Finders Homes, Inc. Cl A*	3,283	$56,139
Ethan Allen Interiors, Inc.	2,647	60,457
Fox Factory Holding Corp.*	4,778	81,752
Freshpet, Inc.*	5,578	339,867
Gentherm, Inc.*	3,489	126,895
G-III Apparel Group Ltd.	4,246	122,964
Golden Entertainment, Inc.	2,244	61,014
Green Brick Partners, Inc.*	3,485	218,370
Group 1 Automotive, Inc.	1,414	556,126
Guess?, Inc.	3,508	58,759
HNI Corp.	7,870	330,855
Installed Building Products, Inc.	2,589	671,561
Interface, Inc.	6,674	186,338
JetBlue Airways Corp.*	33,256	151,315
Kohl’s Corp.	12,809	261,432
Kontoor Brands, Inc.	5,846	357,132
La-Z-Boy, Inc.	4,710	175,542
LCI Industries	2,766	335,626
Leggett & Platt, Inc.	15,479	170,269
LGI Homes, Inc.*	2,321	99,710
LKQ Corp.	29,255	883,501
M/I Homes, Inc.*	2,989	382,443
Madison Square Garden Sports Corp.*	2,054	531,267
MarineMax, Inc.*	2,159	52,313
Marriott Vacations Worldwide Corp.	3,165	182,589
Meritage Homes Corp.	8,047	529,493
MillerKnoll, Inc.	7,831	143,151
Monarch Casino & Resort, Inc.	1,418	135,703
National Vision Holdings, Inc.*	9,065	234,058
Newell Brands, Inc.	47,912	178,233
OPENLANE, Inc.*	12,145	361,678
Oxford Industries, Inc.	1,597	54,617
Papa John’s International, Inc.	3,748	144,260
Patrick Industries, Inc.	3,803	412,359
PC Connection, Inc.	1,298	74,972
Penn Entertainment, Inc.*	14,600	215,350
Phinia, Inc.	4,394	275,460
PriceSmart, Inc.	2,892	354,762
Pursuit Attractions and Hospitality, Inc.*	2,457	82,752
Red Rock Resorts, Inc. Cl A	5,548	343,699

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Resideo Technologies, Inc.*	15,742	$552,859
Rush Enterprises, Inc. Cl A	6,931	373,858
Sabre Corp.*	45,133	61,381
Sally Beauty Holdings, Inc.*	11,143	158,899
ScanSource, Inc.*	2,307	90,111
Shake Shack, Inc. Cl A*	4,601	373,463
Signet Jewelers Ltd.	4,680	387,878
Six Flags Entertainment Corp.*	11,598	177,913
SkyWest, Inc.*	4,584	460,279
Sonic Automotive, Inc. Cl A	1,696	104,915
Sonos, Inc.*	13,816	242,609
Standard Motor Products, Inc.	2,389	88,035
Steven Madden Ltd.	8,304	345,779
Sun Country Airlines Holdings, Inc.*	6,025	86,700
Titan International, Inc.*	5,482	42,924
Topgolf Callaway Brands Corp.*	15,973	186,405
Tri Pointe Homes, Inc.*	9,824	309,161
Under Armour, Inc. Cl A*	21,582	107,263
Under Armour, Inc. Cl C*	13,527	64,930
UniFirst Corp.	1,665	321,178
United Parks & Resorts, Inc.*	3,117	113,147
Urban Outfitters, Inc.*	6,151	462,924
Victoria’s Secret & Co.*	9,162	496,306
Wendy’s Co.	18,056	150,406
Winnebago Industries, Inc.	3,224	130,636
Wolverine World Wide, Inc.	9,368	170,029
XPEL, Inc.*	2,879	143,691

		24,293,088

Consumer, Non-cyclical (17.4%)
ABM Industries, Inc.	6,999	296,058
Acadia Healthcare Co., Inc.*	10,544	149,619
ACADIA Pharmaceuticals, Inc.*	14,309	382,193
AdaptHealth Corp.*	12,266	122,169
Addus HomeCare Corp.*	2,085	223,908
ADMA Biologics, Inc.*	27,202	496,164
Adtalem Global Education, Inc.*	4,152	429,607
Alarm.com Holdings, Inc.*	5,701	290,865
Alkermes PLC*	18,872	528,039

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
AMN Healthcare Services, Inc.*	4,390	$69,186
Amphastar Pharmaceuticals, Inc.*	4,044	108,298
Andersons, Inc.	3,840	204,173
ANI Pharmaceuticals, Inc.*	2,055	162,222
Arcus Biosciences, Inc.*	9,758	232,533
Arlo Technologies, Inc.*	12,114	169,475
Arrowhead Pharmaceuticals, Inc.*	15,802	1,049,095
Artivion, Inc.*	4,765	217,332
Astrana Health, Inc.*	4,931	122,338
Avanos Medical, Inc.*	5,305	59,575
Azenta, Inc.*	4,663	155,091
BioLife Solutions, Inc.*	4,457	107,770
BrightSpring Health Services, Inc.*	12,986	486,326
Cal-Maine Foods, Inc.	5,211	414,639
Catalyst Pharmaceuticals, Inc.*	13,205	308,205
Certara, Inc.*	13,653	120,283
Chefs’ Warehouse, Inc.*	4,139	257,984
Collegium Pharmaceutical, Inc.*	3,613	167,282
Concentra Group Holdings Parent, Inc.	13,624	268,120
CONMED Corp.	3,539	143,683
Corcept Therapeutics, Inc.*	10,700	372,360
CoreCivic, Inc.*	11,953	228,422
CorVel Corp.*	3,573	241,785
Cytek Biosciences, Inc.*	12,568	63,468
Deluxe Corp.	5,144	114,866
Dynavax Technologies Corp.*	11,408	175,455
Edgewell Personal Care Co.	5,311	90,553
Embecta Corp.	6,684	79,406
Enovis Corp.*	6,536	174,119
EVERTEC, Inc.	7,313	212,735
Fortrea Holdings, Inc.*	10,561	182,177
Fresh Del Monte Produce, Inc.	3,768	134,254
GEO Group, Inc.*	15,627	251,907
Glaukos Corp.*	6,564	741,141
Grocery Outlet Holding Corp.*	11,216	113,282
Harmony Biosciences Holdings, Inc.*	4,542	169,962
Healthcare Services Group, Inc.*	8,053	153,973

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Hertz Global Holdings, Inc.*	14,245	$73,219
ICU Medical, Inc.*	2,822	402,615
Indivior PLC*	14,270	512,008
Innoviva, Inc.*	8,118	162,279
Insperity, Inc.	4,094	158,520
Inspire Medical Systems, Inc.*	3,022	278,719
Integer Holdings Corp.*	4,005	314,112
Integra LifeSciences Holdings Corp.*	7,656	95,088
Interparfums, Inc.	2,089	177,210
J & J Snack Foods Corp.	1,780	160,859
John B Sanfilippo & Son, Inc.	1,034	73,000
John Wiley & Sons, Inc. Cl A	4,672	143,103
Korn Ferry	5,988	395,328
Krystal Biotech, Inc.*	2,950	727,293
LeMaitre Vascular, Inc.	2,385	193,424
Ligand Pharmaceuticals, Inc.*	2,250	425,408
ManpowerGroup, Inc.	5,291	157,301
MarketAxess Holdings, Inc.	4,249	770,131
Matthews International Corp. Cl A	3,519	91,916
Merit Medical Systems, Inc.*	6,776	597,237
Mister Car Wash, Inc.*	11,232	62,450
Monro, Inc.	3,431	68,757
Myriad Genetics, Inc.*	10,654	65,522
National Beverage Corp.*	2,675	85,306
National HealthCare Corp.	1,419	194,531
Neogen Corp.*	24,836	173,604
NeoGenomics, Inc.*	14,788	173,907
Omnicell, Inc.*	5,129	232,344
Organon & Co.	29,714	213,049
Pacira BioSciences, Inc.*	4,917	127,252
Payoneer Global, Inc.*	32,998	185,449
Pediatrix Medical Group, Inc.*	9,621	205,793
Perdoceo Education Corp.	6,910	202,670
Perrigo Co. PLC	15,729	218,948
Phibro Animal Health Corp. Cl A	2,337	87,310
Prestige Consumer Healthcare, Inc.*	5,496	339,048
Privia Health Group, Inc.*	13,215	313,328
PROG Holdings, Inc.	4,520	133,295

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Progyny, Inc.*	9,164	$235,332
Protagonist Therapeutics, Inc.*	6,716	586,575
PTC Therapeutics, Inc.*	9,176	697,009
Quanex Building Products Corp.	5,214	80,191
QuidelOrtho Corp.*	7,764	221,740
RadNet, Inc.*	7,936	566,234
Reynolds Consumer Products, Inc.	6,250	143,250
Robert Half, Inc.	11,376	308,972
Sarepta Therapeutics, Inc.*	11,976	257,724
Select Medical Holdings Corp.	12,595	187,036
Sezzle, Inc.*	1,952	123,903
Simply Good Foods Co.*	10,500	210,840
STAAR Surgical Co.*	5,685	131,267
Strategic Education, Inc.	2,656	213,011
Stride, Inc.*	4,947	321,209
Supernus Pharmaceuticals, Inc.*	6,553	325,684
Tandem Diabetes Care, Inc.*	7,749	170,323
Teleflex, Inc.	5,051	616,424
TG Therapeutics, Inc.*	15,540	463,247
Tootsie Roll Industries, Inc.	2,247	82,308
TransMedics Group, Inc.*	3,906	475,165
TreeHouse Foods, Inc.*	5,079	119,814
UFP Technologies, Inc.*	881	195,608
United Natural Foods, Inc.*	6,932	233,400
Universal Corp.	2,848	150,232
Upbound Group, Inc.	5,956	104,587
US Physical Therapy, Inc.	1,738	135,720
Veracyte, Inc.*	9,035	380,374
Vericel Corp.*	5,780	208,138
Verra Mobility Corp.*	18,237	408,691
Vestis Corp.	12,808	85,429
Vir Biotechnology, Inc.*	10,813	65,202
Vital Farms, Inc.*	4,248	135,681
WD-40 Co.	1,546	304,407
WillScot Holdings Corp.	20,795	391,570
Xencor, Inc.*	8,162	124,960

		29,694,687

Energy (5.3%)
Alpha Metallurgical Resources, Inc.*	1,234	246,652
Archrock, Inc.	20,044	521,545
Atlas Energy Solutions, Inc.	8,786	82,764

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Bristow Group, Inc.*	2,876	$105,319
California Resources Corp.	8,977	401,362
Comstock Resources, Inc.*	9,043	209,617
Core Laboratories, Inc.	5,322	85,312
Core Natural Resources, Inc.	5,856	518,314
Crescent Energy Co. Cl A	27,631	231,824
CVR Energy, Inc.*	3,447	87,692
DNOW, Inc.*	21,220	281,165
Enphase Energy, Inc.* .	14,956	479,340
Helix Energy Solutions Group, Inc.*	15,634	98,025
Helmerich & Payne, Inc.	11,365	325,948
Innovex International, Inc.*	4,412	96,490
Kinetik Holdings, Inc.	5,196	187,316
Kodiak Gas Services, Inc.	9,499	355,263
Liberty Energy, Inc.	18,512	341,731
Magnolia Oil & Gas Corp. Cl A	20,933	458,223
Noble Corp. PLC	14,343	405,046
Northern Oil & Gas, Inc.	11,102	238,360
Oceaneering International, Inc.*	11,404	274,038
Par Pacific Holdings, Inc.*	5,748	201,985
Patterson-UTI Energy, Inc.	39,444	241,003
Peabody Energy Corp.	13,898	412,771
REX American Resources Corp.*	3,249	105,008
RPC, Inc.	10,163	55,287
SM Energy Co.	13,093	244,839
SolarEdge Technologies, Inc.*	6,835	197,190
SunCoke Energy, Inc.	9,677	69,674
Sunrun, Inc.*	26,521	487,986
Talos Energy, Inc.*	14,377	158,434
Tidewater, Inc.*	5,268	266,087
Warrior Met Coal, Inc.	6,008	529,725

		9,001,335

Financial (26.7%)
Acadia Realty Trust	14,976	307,607
Acadian Asset Management, Inc.	3,020	141,940
Adamas Trust, Inc.	9,599	70,073
Air Lease Corp.	12,008	771,274
Alexander & Baldwin, Inc.	8,316	171,642
American Assets Trust, Inc.	5,398	102,184
Ameris Bancorp	7,311	542,988

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
AMERISAFE, Inc.	2,162	$83,042
Apollo Commercial Real Estate Finance, Inc.	14,928	144,503
Apple Hospitality REIT, Inc.	25,146	297,980
Arbor Realty Trust, Inc.	22,368	173,576
Armada Hoffler Properties, Inc.	9,161	60,646
ARMOUR Residential REIT, Inc.	12,789	226,237
Artisan Partners Asset Management, Inc. Cl A	8,053	328,079
Assured Guaranty Ltd.	4,951	444,946
Atlantic Union Bankshares Corp.	16,289	575,002
Axos Financial, Inc.*	6,474	557,800
Banc of California, Inc.	15,342	295,947
BancFirst Corp.	2,362	250,419
Bancorp, Inc.*	5,020	338,950
Bank of Hawaii Corp.	4,547	310,878
BankUnited, Inc.	8,588	382,767
Banner Corp.	3,896	244,123
Beacon Financial Corp.	9,590	252,888
BGC Group, Inc. Cl A	41,065	366,710
Blackstone Mortgage Trust, Inc. Cl A	18,020	344,723
Brandywine Realty Trust	19,853	57,971
Bread Financial Holdings, Inc.	5,219	386,363
Capitol Federal Financial, Inc.	13,901	94,666
CareTrust REIT, Inc.	25,522	922,876
Cathay General Bancorp	7,776	376,281
Centerspace	1,909	127,368
Central Pacific Financial Corp.	3,066	95,537
City Holding Co.	1,647	196,322
Cleanspark, Inc.*	32,126	325,115
Cohen & Steers, Inc.	3,148	197,631
Community Financial System, Inc.	6,019	345,731
Curbline Properties Corp.	11,079	257,144
Cushman & Wakefield, Ltd.*	26,471	428,565
Customers Bancorp, Inc.*	3,632	265,572
CVB Financial Corp.	14,698	273,383
DiamondRock Hospitality Co.	23,282	208,607
Dime Community Bancshares, Inc.	4,666	140,400
Douglas Emmett, Inc.	19,140	210,349
Eagle Bancorp, Inc.	3,159	67,666

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Easterly Government Properties, Inc.	5,001	$105,971
Ellington Financial, Inc.	12,265	166,559
Elme Communities	10,076	175,322
Employers Holdings, Inc.	2,569	110,904
Enact Holdings, Inc.	3,301	130,852
Encore Capital Group, Inc.*	2,549	138,538
Enova International, Inc.*	2,835	445,662
Essential Properties Realty Trust, Inc.	22,647	671,710
eXp World Holdings, Inc.	10,348	93,649
EZCORP, Inc. Cl A*	6,620	128,560
FB Financial Corp.	4,613	257,405
First Bancorp	4,739	240,694
First BanCorp	17,933	371,751
First Commonwealth Financial Corp.	11,821	199,302
First Financial Bancorp	11,747	293,910
First Hawaiian, Inc.	14,140	357,742
First Interstate BancSystem, Inc. Cl A	10,231	353,993
Four Corners Property Trust, Inc.	12,124	279,579
Franklin BSP Realty Trust, Inc.	9,327	93,550
Fulton Financial Corp.	20,641	398,991
Genworth Financial, Inc.*	45,647	412,192
Getty Realty Corp.	6,072	166,191
Global Net Lease, Inc.	22,534	193,792
Goosehead Insurance, Inc. Cl A	2,847	209,682
HA Sustainable Infrastructure Capital, Inc.	14,410	452,906
Hanmi Financial Corp.	3,394	91,740
HCI Group, Inc.	1,228	235,395
Heritage Financial Corp.	3,881	91,786
Highwoods Properties, Inc.	12,560	324,299
Hilltop Holdings, Inc.	4,907	166,544
Hope Bancorp, Inc.	14,651	160,575
Horace Mann Educators Corp.	4,650	214,737
Independent Bank Corp.	5,666	414,071
Innovative Industrial Properties, Inc.	3,203	151,694
iShares Core S&P Small- Cap ETF	20,410	2,452,874
Jackson Financial, Inc. Cl A	7,769	828,564
JBG SMITH Properties	6,764	115,056

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Kennedy-Wilson Holdings, Inc.	13,712	$132,595
KKR Real Estate Finance Trust, Inc.	6,213	51,071
Lakeland Financial Corp.	2,918	166,501
Lincoln National Corp.	19,321	860,364
LTC Properties, Inc.	5,442	187,096
LXP Industrial Trust	6,761	335,210
Macerich Co.	29,273	540,380
MARA Holdings, Inc.*	43,224	388,152
Marcus & Millichap, Inc.	2,757	75,239
Medical Properties Trust, Inc.	56,373	281,865
Mercury General Corp.	3,039	285,848
Millrose Properties, Inc.	17,622	526,369
Moelis & Co. Cl A	8,457	581,334
National Bank Holdings Corp. Cl A	4,323	164,317
Navient Corp.	7,690	99,970
NBT Bancorp, Inc.	5,979	248,248
NexPoint Residential Trust, Inc.	2,493	75,039
NMI Holdings, Inc.*	8,785	358,340
Northwest Bancshares, Inc.	16,698	200,376
OFG Bancorp	5,024	205,884
Outfront Media, Inc.	16,629	400,759
Palomar Holdings, Inc.*	3,029	408,188
Park National Corp.	1,635	248,814
Pathward Financial, Inc.	2,603	184,813
Pebblebrook Hotel Trust	12,983	146,968
PennyMac Mortgage Investment Trust	9,945	124,810
Phillips Edison & Co., Inc.	14,378	511,425
Piper Sandler Cos	1,901	645,789
PJT Partners, Inc. Cl A	2,778	464,482
PRA Group, Inc.*	4,459	78,880
Preferred Bank	1,296	122,381
ProAssurance Corp.*	5,876	141,964
Provident Financial Services, Inc.	14,929	294,848
Radian Group, Inc.	15,485	557,305
Redwood Trust, Inc.	14,479	80,069
Renasant Corp.	10,860	382,489
Ryman Hospitality Properties, Inc.	7,201	681,359
S&T Bancorp, Inc.	4,369	171,920
Safehold, Inc.	5,249	71,859
Safety Insurance Group, Inc.	1,702	132,603
Saul Centers, Inc.	1,423	44,867

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Seacoast Banking Corp. of Florida	11,072	$347,882
ServisFirst Bancshares, Inc.	5,743	412,290
Simmons First National Corp. Cl A	16,540	311,779
SiriusPoint Ltd.*	11,883	260,119
SL Green Realty Corp.	8,118	372,373
Southside Bancshares, Inc.	3,230	98,160
St Joe Co.	4,554	270,371
Stellar Bancorp, Inc.	5,265	162,899
StepStone Group, Inc. Cl A	8,320	533,894
Stewart Information Services Corp.	3,203	225,043
StoneX Group, Inc.*	5,307	504,855
Summit Hotel Properties, Inc.	12,104	58,946
Sunstone Hotel Investors, Inc.	21,705	194,043
Tanger, Inc.	13,156	439,016
Terreno Realty Corp.	11,817	693,776
Tompkins Financial Corp.	1,452	105,299
Triumph Financial, Inc.*	2,580	161,585
Trupanion, Inc.*	3,851	143,912
TrustCo Bank Corp.	2,106	87,041
Trustmark Corp.	6,853	266,924
Two Harbors Investment Corp.	11,904	124,992
United Community Banks, Inc.	13,893	433,739
United Fire Group, Inc.	2,508	91,166
Universal Health Realty Income Trust	1,459	57,207
Urban Edge Properties	14,384	276,029
Veris Residential, Inc.	9,283	138,131
Victory Capital Holdings, Inc. Cl A	5,492	346,490
Virtu Financial, Inc. Cl A	9,122	303,945
Virtus Investment Partners, Inc.	726	118,447
WaFd, Inc.	9,005	288,430
Walker & Dunlop, Inc.	3,893	234,164
Westamerica BanCorp	2,850	136,316
Western Union Co.	36,328	338,214
Whitestone REIT	5,131	71,270
WisdomTree, Inc.	13,131	160,067
World Acceptance Corp.*	329	46,188
WSFS Financial Corp.	6,249	345,195

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Xenia Hotels & Resorts, Inc.	10,836	$153,221

		45,435,421

Industrial (17.6%)
AAR Corp.*	4,460	369,243
Advanced Energy Industries, Inc.	4,314	903,222
Alamo Group, Inc.	1,232	206,816
Albany International Corp. Cl A	3,280	166,296
American Woodmark Corp.*	1,665	89,744
Apogee Enterprises, Inc.	2,459	89,532
ArcBest Corp.	2,573	190,891
Arcosa, Inc.	5,606	596,030
Armstrong World Industries, Inc.	4,929	941,932
Astec Industries, Inc.	2,615	113,282
AZZ, Inc.	3,435	368,163
Badger Meter, Inc.	3,368	587,413
Benchmark Electronics, Inc.	4,078	174,375
Boise Cascade Co.	4,234	311,622
Brady Corp. Cl A	4,978	390,126
Cactus, Inc. Cl A	7,868	359,410
Casella Waste Systems, Inc. Cl A*	7,144	699,683
CSW Industrials, Inc.	1,907	559,762
CTS Corp.	3,320	142,328
Dorian LPG Ltd.	4,211	102,496
DXP Enterprises, Inc.*	1,452	159,415
Energizer Holdings, Inc.	6,944	138,116
Enerpac Tool Group Corp.	6,055	231,543
Enpro, Inc.	2,408	515,625
Enviri Corp.*	9,218	165,187
ESCO Technologies, Inc.	2,952	576,791
Everus Construction Group, Inc.*	5,830	498,815
Federal Signal Corp.	6,950	754,701
Forward Air Corp.*	2,536	63,400
Franklin Electric Co., Inc.	4,375	417,944
Frontdoor, Inc.*	8,242	475,481
Gates Industrial Corp. PLC*	29,520	633,794
Gibraltar Industries, Inc.*	3,377	166,959
Granite Construction, Inc.	4,989	575,481
Greenbrier Cos., Inc.	3,539	165,413
Griffon Corp.	4,470	329,216
Hayward Holdings, Inc.*	22,803	352,306
Heartland Express, Inc.	5,223	47,164
Hillenbrand, Inc.	8,056	255,536

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Hub Group, Inc. Cl A	6,924	$295,032
Ichor Holdings Ltd.*	3,930	72,430
Insteel Industries, Inc.	2,219	70,276
International Seaways, Inc.	4,629	224,738
Itron, Inc.*	5,235	486,122
JBT Marel Corp.	5,940	894,980
Kadant, Inc.	1,346	383,637
Kennametal, Inc.	8,697	247,082
Knowles Corp.*	9,732	208,557
Lindsay Corp.	1,235	145,569
Marten Transport Ltd.	6,615	75,279
Masterbrand, Inc.*	14,490	159,970
Materion Corp.	2,370	294,638
Matson, Inc.	3,564	440,332
Mercury Systems, Inc.*	6,045	441,345
Metallus, Inc.*	4,094	70,253
Mirion Technologies, Inc.*	28,324	663,348
Mohawk Industries, Inc.*	5,935	648,696
Moog, Inc. Cl A	3,249	791,294
Mueller Water Products, Inc. Cl A	17,868	425,616
MYR Group, Inc.*	1,774	387,619
National Presto Industries, Inc.	605	64,590
O-I Glass, Inc.*	17,555	259,112
OSI Systems, Inc.*	1,824	465,229
Plexus Corp.*	3,084	453,348
Powell Industries, Inc.	1,076	343,007
Primoris Services Corp.	6,175	766,565
Proto Labs, Inc.*	2,706	136,897
Ralliant Corp.	12,893	656,383
RXO, Inc.*	18,757	237,088
Sanmina Corp.*	6,236	935,837
Schneider National, Inc. Cl B	5,695	151,088
Sealed Air Corp.	16,815	696,645
Standex International Corp.	1,385	300,933
Tennant Co.	2,072	152,706
Trinity Industries, Inc.	9,164	242,296
TTM Technologies, Inc.*	11,810	814,890
Vicor Corp.*	2,597	284,631
Vishay Intertechnology, Inc.	14,114	204,512
Werner Enterprises, Inc.	6,838	205,208
World Kinect Corp.	6,350	148,781
Worthington Enterprises, Inc.	3,576	184,414
Worthington Steel, Inc.	3,718	128,717

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Zurn Elkay Water Solutions Corp.	17,023	$791,399

		29,936,342

Technology (7.7%)
ACI Worldwide, Inc.*	11,782	563,297
ACM Research, Inc. Cl A*	6,089	240,211
Adeia, Inc.	12,516	215,901
Agilysys, Inc.*	2,900	344,636
Alpha & Omega Semiconductor Ltd.*	2,852	56,498
Amentum Holdings, Inc.*	17,521	508,109
Axcelis Technologies, Inc.*	3,543	284,645
BlackLine, Inc.*	5,711	315,761
Box, Inc. Cl A*	16,559	495,280
Clear Secure, Inc. Cl A	10,134	355,501
Cohu, Inc.*	5,337	124,192
Corsair Gaming, Inc.*	5,360	31,838
CSG Systems International, Inc.	3,105	238,122
Digi International, Inc.*	4,243	183,680
DigitalOcean Holdings, Inc.*	7,843	377,405
Diodes, Inc.*	5,301	261,551
Donnelley Financial Solutions, Inc.*	3,033	141,611
DoubleVerify Holdings, Inc.*	15,283	174,838
DXC Technology Co.*	19,902	291,564
FormFactor, Inc.*	8,860	494,211
Grid Dynamics Holdings, Inc.*	7,560	68,267
Impinj, Inc.*	3,063	532,993
Insight Enterprises, Inc.*	3,541	288,485
Kulicke & Soffa Industries, Inc.	5,960	271,538
LiveRamp Holdings, Inc.*	7,275	213,667
MaxLinear, Inc.*	9,387	163,615
N-able, Inc.*	8,519	63,722
NCR Atleos Corp.*	8,447	321,915
NCR Voyix Corp.*	15,829	161,456
NetScout Systems, Inc.*	7,839	212,123
PDF Solutions, Inc.*	3,658	104,363
Penguin Solutions, Inc.*	5,498	107,541
Photronics, Inc.*	6,744	215,808

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Pitney Bowes, Inc.	16,920	$178,844
Power Integrations, Inc.	6,325	224,791
Progress Software Corp.*	4,904	210,676
Qorvo, Inc.*	9,610	812,141
Schrodinger, Inc.*	6,414	114,682
Semtech Corp.*	9,918	730,857
SiTime Corp.*	2,506	885,094
SPS Commerce, Inc.*	4,310	384,150
Teradata Corp.*	10,652	324,247
Ultra Clean Holdings, Inc.*	5,187	131,387
Veeco Instruments, Inc.*	6,876	196,516
Waystar Holding Corp.*	13,120	429,680

		13,047,409

Utilities (2.2%)
American States Water Co.	4,425	320,724
Avista Corp.	9,300	358,422
California Water Service Group	6,811	295,121
Chesapeake Utilities Corp.	2,703	337,226
Clearway Energy, Inc. Cl A	3,956	124,298
Clearway Energy, Inc. Cl C	9,697	322,522
H2O America	3,806	186,456
Hawaiian Electric Industries, Inc.*	19,729	242,667
MDU Resources Group, Inc.	23,354	455,870
MGE Energy, Inc.	4,177	327,560
Middlesex Water Co.	2,096	105,680
Northwest Natural Holding Co.	4,744	221,735
Otter Tail Corp.	4,790	387,080
Unitil Corp.	2,048	99,205

		3,784,566

Total Common Stocks (Cost: $153,819,841)		170,700,737

EARNOUT SHARES (–%):
Consumer, Non-cyclical (–%)
OmniAb, Inc. Cl CR3*	1,207	0	‡
OmniAb, Inc. Cl CR4*	1,207	0	‡

		0

Total Earnout Shares (Cost: $—)		0

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

Total Investments (Cost: $153,819,841) 100.1%	$170,700,737

Other Net Assets -0.1%	(219,428)

Net Assets 100.0%	$170,481,309

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

‡	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (98.2%):
Basic Materials (2.0%)
DuPont de Nemours, Inc.	29,967	$1,204,673
Freeport-McMoRan, Inc.	30,778	1,563,215
Qnity Electronics, Inc.	12,186	994,987

		3,762,875

Communications (0.5%)
Booking Holdings, Inc.	180	963,959

Consumer, Cyclical (7.2%)
Flutter Entertainment PLC*	3,114	669,635
LKQ Corp.	52,558	1,587,252
Murphy USA, Inc.	4,574	1,845,700
Pool Corp.	2,961	677,329
Royal Caribbean Cruises Ltd.	3,026	844,012
Taylor Morrison Home Corp.*	44,905	2,643,557
Tractor Supply Co.	34,677	1,734,197
Vail Resorts, Inc.	12,409	1,647,915
Wyndham Hotels & Resorts, Inc.	22,332	1,687,406

		13,337,003

Consumer, Non-cyclical (15.0%)
Alnylam Pharmaceuticals, Inc.*	4,605	1,831,178
Bio-Techne Corp.	35,639	2,095,930
Cooper Cos., Inc.*	8,682	711,577
Corteva, Inc.	24,024	1,610,329
Danaher Corp.	15,322	3,507,512
Humana, Inc.	8,392	2,149,443
IDEXX Laboratories, Inc.*	3,184	2,154,071
Ionis Pharmaceuticals, Inc.*	13,992	1,106,907
IQVIA Holdings, Inc.*	10,109	2,278,670
Lamb Weston Holdings, Inc.	44,493	1,863,812
Performance Food Group Co.*	29,721	2,672,512
Shift4 Payments, Inc. Cl A*	26,674	1,679,662
STERIS PLC	8,722	2,211,201
United Therapeutics Corp.*	3,969	1,933,895

		27,806,699

Energy (7.5%)
Baker Hughes Co.	52,015	2,368,763
Devon Energy Corp.	84,750	3,104,392
Expand Energy Corp.	15,961	1,761,456
MPLX LP	48,380	2,582,041

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Williams Cos., Inc.	67,669	$4,067,584

		13,884,236

Financial (23.1%)
Allstate Corp.	6,235	1,297,815
American Financial Group, Inc.	13,572	1,855,021
Ameriprise Financial, Inc.	8,385	4,111,501
Arch Capital Group Ltd.*	32,203	3,088,912
Brixmor Property Group, Inc.	92,755	2,432,036
Camden Property Trust	27,967	3,078,607
CBRE Group, Inc. Cl A*	8,646	1,390,190
East West Bancorp, Inc.	36,069	4,053,795
Fifth Third Bancorp	51,968	2,432,622
Gaming and Leisure Properties, Inc.	41,637	1,860,758
Hartford Insurance Group, Inc.	24,060	3,315,468
Healthpeak Properties, Inc.	136,448	2,194,084
Janus Henderson Group PLC	73,354	3,489,450
M&T Bank Corp.	15,596	3,142,282
Terreno Realty Corp.	20,806	1,221,520
Ventas, Inc.	28,754	2,224,985
Weyerhaeuser Co.	65,883	1,560,768

		42,749,814

Industrial (27.2%)
AMETEK, Inc.	22,746	4,669,981
Amphenol Corp. Cl A	27,398	3,702,566
Applied Industrial Technologies, Inc.	13,938	3,578,860
AptarGroup, Inc.	9,085	1,108,007
Builders FirstSource, Inc.*	18,221	1,874,759
Carlisle Cos., Inc.	5,603	1,792,176
Clean Harbors, Inc.*	6,627	1,553,899
Crane Co.	25,950	4,785,959
Crown Holdings, Inc.	48,928	5,038,116
EMCOR Group, Inc.	3,750	2,294,212
Graco, Inc.	16,226	1,330,045
L3Harris Technologies, Inc.	11,041	3,241,306
Martin Marietta Materials, Inc.	2,435	1,516,177
Mueller Industries, Inc.	27,157	3,117,624
Saia, Inc.*	3,234	1,055,966
Teledyne Technologies, Inc.*	7,910	4,039,874
Veralto Corp.	22,574	2,252,434
Vontier Corp.	65,025	2,417,629

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Xylem, Inc.	8,030	$1,093,525

		50,463,115

Technology (5.8%)
MKS, Inc.	14,397	2,300,640
ON Semiconductor Corp.*	20,799	1,126,266
Roper Technologies, Inc.	7,774	3,460,441

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Take-Two Interactive Software, Inc.*	14,960	$3,830,209

		10,717,556

Utilities (9.9%)
Atmos Energy Corp.	18,077	3,030,247
Entergy Corp.	45,695	4,223,589
Evergy, Inc.	62,238	4,511,633
NiSource, Inc.	79,482	3,319,168
NRG Energy, Inc.	20,328	3,237,031

		18,321,668

Total Common Stocks (Cost: $160,939,052)		182,006,925

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.5%):
U.S. Government (1.5%)
U.S. Treasury Bill	A-1+	3.64	01/06/26	$2,750,000	$2,748,615

Total Short-Term Debt Securities (Cost: $2,748,615)					2,748,615

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$624,641	$624,641

Total Temporary Cash Investment (Cost: $624,641)			624,641

Total Investments (Cost: $164,312,308) 100.0%			185,380,181

Other Net Assets -0.0%(1)			(84,637)

Net Assets 100.0%			$185,295,544

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (96.2%):
Communications (2.4%)
Booking Holdings, Inc.	229	$1,226,371
Reddit, Inc. Cl A*	5,746	1,320,833

		2,547,204

Consumer, Cyclical (15.5%)
AutoZone, Inc.*	346	1,173,459
Flutter Entertainment PLC*	8,511	1,830,205
Hilton Worldwide Holdings, Inc.	11,388	3,271,203
Murphy USA, Inc.	2,112	852,234
Ralph Lauren Corp.	4,483	1,585,234
Ross Stores, Inc.	5,520	994,373
Royal Caribbean Cruises Ltd.	9,030	2,518,648
Tractor Supply Co.	32,549	1,627,775
Vail Resorts, Inc.	7,362	977,674
Wingstop, Inc.	3,682	878,120
Wyndham Hotels & Resorts, Inc.	11,054	835,240

		16,544,165

Consumer, Non-cyclical (21.1%)
Alnylam Pharmaceuticals, Inc.*	5,991	2,382,321
Cencora, Inc.	6,484	2,189,971
Danaher Corp.	8,511	1,948,338
Encompass Health Corp.	6,509	690,865
HealthEquity, Inc.*	12,076	1,106,282
IDEXX Laboratories, Inc.*	4,829	3,266,963
Insmed, Inc.*	9,390	1,634,236
Insulet Corp.*	2,418	687,292
Ionis Pharmaceuticals, Inc.*	10,406	823,219
Paylocity Holding Corp.*	4,829	736,423
Performance Food Group Co.*	16,062	1,444,295
Quanta Services, Inc.	1,782	752,111
Repligen Corp.*	4,600	753,756
Rollins, Inc.	22,303	1,338,626
Shift4 Payments, Inc. Cl A*	9,447	594,878
United Therapeutics Corp.*	1,381	672,892
Verisk Analytics, Inc.	6,326	1,415,063

		22,437,531

Energy (2.5%)
Cheniere Energy, Inc.	3,565	693,000
Expand Energy Corp.	7,803	861,139
Williams Cos., Inc.	18,635	1,120,150

		2,674,289

	Shares	Value
COMMON STOCKS (Continued):
Financial (10.0%)
Ameriprise Financial, Inc.	4,716	$2,312,443
Arch Capital Group Ltd.*	12,308	1,180,583
Camden Property Trust	10,120	1,114,010
CoStar Group, Inc.*	9,431	634,140
Fifth Third Bancorp	24,612	1,152,088
LPL Financial Holdings, Inc.	5,866	2,095,159
M&T Bank Corp.	5,637	1,135,743
Primerica, Inc.	4,027	1,040,416

		10,664,582

Industrial (25.1%)
AMETEK, Inc.	10,699	2,196,612
Amphenol Corp. Cl A	19,209	2,595,904
Applied Industrial Technologies, Inc.	6,326	1,624,327
Axon Enterprise, Inc.*	1,510	857,574
Builders FirstSource, Inc.*	3,980	409,502
Carlisle Cos., Inc.	1,531	489,706
Comfort Systems USA, Inc.	1,235	1,152,613
Crown Holdings, Inc.	11,846	1,219,783
EMCOR Group, Inc.	2,239	1,369,798
ESCO Technologies, Inc.	6,784	1,325,526
Graco, Inc.	13,344	1,093,808
HEICO Corp. Cl A	10,133	2,557,873
Howmet Aerospace, Inc.	13,484	2,764,490
RBC Bearings, Inc.*	4,370	1,959,639
Teledyne Technologies, Inc.*	3,365	1,718,606
Vertiv Holdings Co. Cl A	20,936	3,391,841

		26,727,602

Technology (15.4%)
Atlassian Corp. Cl A*	4,283	694,446
Cloudflare, Inc. Cl A*	9,202	1,814,174
CyberArk Software Ltd.*	4,256	1,898,431
Datadog, Inc. Cl A*	14,836	2,017,548
Guidewire Software, Inc.*	6,556	1,317,822
HubSpot, Inc.*	1,912	767,286
Monolithic Power Systems, Inc.	1,381	1,251,683
MSCI, Inc.	2,529	1,450,963
Roper Technologies, Inc.	2,908	1,294,438
Synopsys, Inc.*	1,223	574,467
Take-Two Interactive Software, Inc.*	6,763	1,731,531
Veeva Systems, Inc. Cl A*	7,130	1,591,630

		16,404,419

Utilities (4.2%)
NRG Energy, Inc.	15,644	2,491,150

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Vistra Corp.	12,308	$1,985,650

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)

		$4,476,800

Total Common Stocks (Cost: $105,957,520)		102,476,592

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.6%):
U.S. Government (2.6%)
U.S. Treasury Bill	A-1+	3.65	01/06/26	$2,750,000	$2,748,609

Total Short-Term Debt Securities (Cost: $2,748,609)					2,748,609

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$707,489	$707,489

Total Temporary Cash Investment (Cost: $707,489)			707,489

Total Investments (Cost: $109,413,618) 99.5%			105,932,690

Other Net Assets 0.5%			551,149

Net Assets 100.0%			$106,483,839

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (98.6%):
Basic Materials (4.1%)
Alcoa Corp.	106,192	$5,643,043
Ashland, Inc.	18,742	1,099,593
Axalta Coating Systems Ltd.*	87,483	2,826,576
Cabot Corp.	21,817	1,446,031
Carpenter Technology Corp.	20,429	6,431,866
Cleveland-Cliffs, Inc.*	233,617	3,102,434
Commercial Metals Co.	45,504	3,149,787
Hecla Mining Co.	274,784	5,273,105
MP Materials Corp.*	55,234	2,790,422
NewMarket Corp.	3,198	2,197,857
Olin Corp.	46,797	974,781
Reliance, Inc.	21,441	6,193,662
Royal Gold, Inc.	33,224	7,385,363
RPM International, Inc.	52,578	5,468,112
Westlake Corp.	13,676	1,011,203

		54,993,835

Communications (3.4%)
Chewy, Inc. Cl A*	92,290	3,050,185
Ciena Corp.*	57,842	13,527,509
EchoStar Corp. Cl A*	55,200	6,000,240
Frontier Communications Parent, Inc.*	102,655	3,908,076
Hims & Hers Health, Inc.*	85,419	2,773,555
Maplebear, Inc.*	75,359	3,389,648
New York Times Co. Cl A	66,253	4,599,283
Nexstar Media Group, Inc.	11,689	2,373,451
Pinterest, Inc. Cl A*	244,332	6,325,755

		45,947,702

Consumer, Cyclical (13.5%)
Abercrombie & Fitch Co. Cl A*	19,302	2,429,543
Alaska Air Group, Inc.*	47,563	2,392,419
American Airlines Group, Inc.*	270,678	4,149,494
Aramark	107,786	3,972,992
Autoliv, Inc.	28,658	3,401,705
AutoNation, Inc.*	11,217	2,316,086
Bath & Body Works, Inc.	84,550	1,697,764
BJ’s Wholesale Club Holdings, Inc.*	54,027	4,864,051
BorgWarner, Inc.	87,724	3,952,843
Boyd Gaming Corp.	23,706	2,020,699
Brunswick Corp.	26,669	1,979,907
Burlington Stores, Inc.*	25,535	7,375,785
Capri Holdings Ltd.*	48,856	1,192,086
Casey’s General Stores, Inc.	15,247	8,427,169
Cava Group, Inc.*	40,903	2,400,597

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Choice Hotels International, Inc.	8,475	$807,329
Churchill Downs, Inc.	27,164	3,090,720
Columbia Sportswear Co.	10,386	572,165
Core & Main, Inc. Cl A*	78,195	4,063,794
Crocs, Inc.*	21,289	1,820,635
Dick’s Sporting Goods, Inc.	27,108	5,366,571
Dolby Laboratories, Inc. Cl A	25,089	1,611,216
FirstCash Holdings, Inc.	15,926	2,538,286
Five Below, Inc.*	22,613	4,259,385
Floor & Decor Holdings, Inc. Cl A*	44,187	2,690,546
GameStop Corp. Cl A*	168,978	3,393,078
Gap, Inc.	92,813	2,376,013
Gentex Corp.	89,781	2,089,204
Goodyear Tire & Rubber Co.*	117,344	1,027,933
Harley-Davidson, Inc.	48,446	992,659
Hilton Grand Vacations, Inc.*	24,555	1,098,836
Hyatt Hotels Corp. Cl A	17,148	2,749,167
KB Home	26,558	1,498,137
Lear Corp.	21,270	2,437,542
Lithia Motors, Inc.	9,944	3,304,690
Macy’s, Inc.	110,105	2,427,815
Mattel, Inc.*	127,448	2,528,568
MSC Industrial Direct Co., Inc. Cl A	18,760	1,577,716
Murphy USA, Inc.	6,991	2,821,008
Ollie’s Bargain Outlet Holdings, Inc.*	25,141	2,755,705
Penske Automotive Group, Inc.	7,562	1,196,989
Planet Fitness, Inc. Cl A*	34,028	3,691,017
Polaris, Inc.	21,912	1,385,934
PVH Corp.	19,732	1,322,439
RB Global, Inc.	76,146	7,833,139
RH*	6,303	1,129,182
Scotts Miracle-Gro Co.	18,231	1,063,779
Somnigroup International, Inc.	86,076	7,684,865
Taylor Morrison Home Corp.*	40,074	2,359,156
Texas Roadhouse, Inc.	27,124	4,502,584
Thor Industries, Inc.	21,583	2,215,927
Toll Brothers, Inc.	39,523	5,344,300
Travel + Leisure Co.	26,377	1,860,370
Vail Resorts, Inc.	14,743	1,957,870
VF Corp.	134,587	2,433,333
Visteon Corp.	11,189	1,064,074

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Warner Music Group Corp. Cl A	59,823	$1,834,771
Watsco, Inc.	14,321	4,825,461
WESCO International, Inc.	19,948	4,880,079
Whirlpool Corp.	23,025	1,661,024
Wingstop, Inc.	11,394	2,717,355
Wyndham Hotels & Resorts, Inc.	30,981	2,340,924
YETI Holdings, Inc.*	31,906	1,409,288

		179,185,718

Consumer, Non-cyclical (14.8%)
Albertsons Cos., Inc. Cl A	162,181	2,784,648
API Group Corp.*	151,788	5,807,409
Avantor, Inc.*	279,588	3,204,078
Avis Budget Group, Inc.*	6,928	889,001
BellRing Brands, Inc.*	51,659	1,380,845
BioMarin Pharmaceutical, Inc.*	78,779	4,681,836
Bio-Rad Laboratories, Inc. Cl A*	7,456	2,259,093
Booz Allen Hamilton Holding Corp.	49,741	4,196,151
Boston Beer Co., Inc. Cl A*	3,154	615,440
Brink’s Co.	17,037	1,988,729
Bruker Corp.	45,483	2,142,704
Celsius Holdings, Inc.*	65,539	2,997,754
Chemed Corp.	5,808	2,485,011
Coca-Cola Consolidated, Inc.	23,196	3,555,947
Coty, Inc. Cl A*	150,633	463,950
Cytokinetics, Inc.*	50,137	3,185,705
Darling Ingredients, Inc.*	64,866	2,335,176
DENTSPLY SIRONA, Inc.	81,829	935,305
Elanco Animal Health, Inc.*	203,746	4,610,772
elf Beauty, Inc.*	24,455	1,859,558
Encompass Health Corp.	41,259	4,379,230
Ensign Group, Inc.	23,586	4,108,681
Envista Holdings Corp.*	67,425	1,463,797
Euronet Worldwide, Inc.*	16,034	1,220,348
Exelixis, Inc.*	109,943	4,818,802
Flowers Foods, Inc.	86,597	942,175
FTI Consulting, Inc.*	12,411	2,120,171
Globus Medical, Inc. Cl A*	45,685	3,988,757
Graham Holdings Co. Cl B	1,393	1,530,350
Grand Canyon Education, Inc.*	11,330	1,884,292
H&R Block, Inc.	51,842	2,259,274
Haemonetics Corp.*	19,195	1,538,479

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Halozyme Therapeutics, Inc.*	48,222	$3,245,341
HealthEquity, Inc.*	35,329	3,236,490
Illumina, Inc.*	62,658	8,218,223
Ingredion, Inc.	26,051	2,872,383
Jazz Pharmaceuticals PLC*	24,918	4,236,060
Lancaster Colony Corp.	8,341	1,371,427
Lantheus Holdings, Inc.*	27,192	1,809,628
LivaNova PLC*	22,392	1,377,780
Masimo Corp.*	18,722	2,434,983
Medpace Holdings, Inc.*	9,125	5,125,056
Morningstar, Inc.	9,782	2,125,726
Neurocrine Biosciences, Inc.*	40,886	5,798,861
Option Care Health, Inc.*	65,091	2,073,799
Paylocity Holding Corp.*	18,063	2,754,608
Penumbra, Inc.*	16,059	4,992,904
Performance Food Group Co.*	64,303	5,782,126
Pilgrim’s Pride Corp.	17,534	683,651
Post Holdings, Inc.*	19,602	1,941,578
Repligen Corp.*	21,698	3,555,434
Roivant Sciences Ltd.*	179,674	3,898,926
Service Corp. International	57,483	4,481,950
Shift4 Payments, Inc. Cl A*	27,706	1,744,647
Sotera Health Co.*	85,043	1,500,159
Sprouts Farmers Market, Inc.*	39,928	3,181,064
Tenet Healthcare Corp.*	36,039	7,161,670
TransUnion	79,634	6,828,616
UL Solutions, Inc. Cl A	30,859	2,433,541
United Therapeutics Corp.*	17,656	8,602,886
US Foods Holding Corp.*	91,420	6,885,754
Valvoline, Inc.*	52,125	1,514,752
WEX, Inc.*	14,061	2,094,808

		196,598,299

Energy (4.3%)
Antero Midstream Corp.	136,712	2,432,107
Antero Resources Corp.*	120,177	4,141,300
Chord Energy Corp.	23,318	2,161,579
Civitas Resources, Inc.	31,482	852,847
CNX Resources Corp.*	55,290	2,033,013
DT Midstream, Inc.	41,693	4,989,818
HF Sinclair Corp.	64,116	2,954,465
Matador Resources Co.	47,902	2,032,961
Murphy Oil Corp.	55,020	1,719,375
NEXTracker, Inc. Cl A*	60,848	5,300,469
NOV, Inc.	149,572	2,337,810

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Ovintiv, Inc.	103,852	$4,069,960
PBF Energy, Inc. Cl A	33,728	914,703
Permian Resources Corp.	284,736	3,994,846
Range Resources Corp.	97,159	3,425,826
TechnipFMC PLC	165,879	7,391,568
Valaris Ltd.*	26,534	1,337,314
Viper Energy, Inc. Cl A	69,068	2,668,097
Weatherford International PLC	29,414	2,301,940

		57,059,998

Financial (22.1%)
Affiliated Managers Group, Inc.	11,535	3,325,310
Agree Realty Corp.	47,051	3,389,084
Ally Financial, Inc.	114,953	5,206,221
American Financial Group, Inc.	28,387	3,879,935
American Homes 4 Rent Cl A	133,687	4,291,353
Annaly Capital Management, Inc.	280,087	6,262,745
Associated Banc-Corp.	67,043	1,727,028
Bank OZK	43,419	1,998,142
Brighthouse Financial, Inc.*	23,444	1,518,937
Brixmor Property Group, Inc.	125,521	3,291,161
Cadence Bank	76,383	3,272,248
Carlyle Group, Inc.	106,410	6,289,895
CNO Financial Group, Inc.	39,101	1,660,619
Columbia Banking System, Inc.	122,659	3,428,319
Comerica, Inc.	52,383	4,553,654
Commerce Bancshares, Inc.	53,023	2,775,224
COPT Defense Properties	46,325	1,287,835
Corebridge Financial, Inc.	109,627	3,307,447
Cousins Properties, Inc.	68,876	1,775,623
CubeSmart	93,509	3,370,999
Cullen/Frost Bankers, Inc.	26,220	3,320,239
East West Bancorp, Inc.	56,419	6,340,931
EastGroup Properties, Inc.	21,840	3,890,578
EPR Properties	31,222	1,557,978
Equitable Holdings, Inc.	117,497	5,598,732
Equity LifeStyle Properties, Inc.	79,482	4,817,404
Essent Group Ltd.	39,639	2,576,931
Evercore, Inc. Cl A	15,860	5,396,365
Federated Hermes, Inc.	30,304	1,577,929

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Fidelity National
Financial, Inc.	104,507	$5,705,037
First American Financial Corp.	41,786	2,567,332
First Financial Bankshares, Inc	53,439	1,596,223
First Horizon Corp.	201,913	4,825,721
First Industrial Realty Trust, Inc.	54,302	3,109,876
Flagstar Financial, Inc.	122,750	1,545,422
FNB Corp.	146,859	2,511,289
Gaming and Leisure Properties, Inc.	116,051	5,186,319
Glacier Bancorp, Inc.	52,751	2,323,682
Hamilton Lane, Inc. Cl A	16,767	2,251,976
Hancock Whitney Corp.	34,287	2,183,396
Hanover Insurance Group, Inc.	14,592	2,666,980
Healthcare Realty Trust, Inc.	144,191	2,444,037
Home BancShares, Inc.	74,953	2,082,194
Houlihan Lokey, Inc.	22,355	3,894,017
Independence Realty Trust, Inc.	97,894	1,711,187
International Bancshares Corp.	22,177	1,473,440
Janus Henderson Group PLC	50,676	2,410,657
Jefferies Financial Group, Inc.	67,670	4,193,510
Jones Lang LaSalle, Inc.*	19,353	6,511,704
Kemper Corp.	24,008	973,284
Kilroy Realty Corp.	44,632	1,667,898
Kinsale Capital Group, Inc.	9,062	3,544,329
Kite Realty Group Trust	88,781	2,128,081
Lamar Advertising Co. Cl A	35,619	4,508,653
MGIC Investment Corp.	91,748	2,680,877
National Storage Affiliates Trust	29,025	818,795
NNN REIT, Inc.	77,880	3,086,384
Old National Bancorp	142,615	3,181,741
Old Republic International Corp.	93,353	4,260,631
Omega Healthcare Investors, Inc.	121,186	5,373,387
Park Hotels & Resorts, Inc.	81,971	857,417
Pinnacle Financial Partners, Inc.	31,542	3,009,422
PotlatchDeltic Corp.	29,159	1,159,945

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Primerica, Inc.	13,088	$3,381,416
Prosperity Bancshares, Inc.	38,953	2,692,042
Rayonier, Inc.	60,890	1,318,268
Reinsurance Group of America, Inc.	26,947	5,482,637
RenaissanceRe Holdings Ltd.	18,908	5,316,173
Rexford Industrial Realty, Inc.	95,257	3,688,351
RLI Corp.	37,659	2,409,423
Ryan Specialty Holdings, Inc.	46,470	2,399,246
Sabra Health Care REIT, Inc.	102,250	1,936,615
SEI Investments Co.	38,158	3,129,719
Selective Insurance Group, Inc.	24,772	2,072,673
SLM Corp.	83,259	2,252,989
Southstate Bank Corp.	41,218	3,879,026
STAG Industrial, Inc.	76,580	2,815,081
Starwood Property Trust, Inc.	142,748	2,570,891
Stifel Financial Corp.	41,756	5,228,686
Synovus Financial Corp.	56,924	2,849,046
Texas Capital Bancshares, Inc.*	18,717	1,694,637
UMB Financial Corp.	29,278	3,368,141
United Bankshares, Inc.	57,445	2,205,888
Unum Group	63,127	4,892,343
Valley National Bancorp	196,653	2,296,907
Vornado Realty Trust	66,154	2,201,605
Voya Financial, Inc.	39,023	2,906,823
Webster Financial Corp.	66,139	4,162,789
Western Alliance Bancorp	42,327	3,558,431
Wintrust Financial Corp.	27,462	3,839,737
WP Carey, Inc.	89,864	5,783,647
Zions Bancorp NA	60,542	3,544,129

		294,011,068

Industrial (22.7%)
AAON, Inc.	27,749	2,115,861
Acuity, Inc.	12,471	4,490,059
Advanced Drainage Systems, Inc.	29,337	4,248,878
AECOM	54,311	5,177,468
AeroVironment, Inc.*	13,046	3,155,697
AGCO Corp.	25,399	2,649,624
Applied Industrial Technologies, Inc.	15,467	3,971,462
AptarGroup, Inc.	26,908	3,281,700
Arrow Electronics, Inc.*	21,123	2,327,332
ATI, Inc.*	55,713	6,393,624

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Avient Corp.	37,547	$1,172,968
Avnet, Inc.	33,350	1,603,468
Belden, Inc.	16,116	1,878,320
BWX Technologies, Inc.	37,491	6,479,944
Carlisle Cos., Inc.	17,094	5,467,687
Chart Industries, Inc.*	18,122	3,737,300
Clean Harbors, Inc.*	20,596	4,829,350
CNH Industrial NV	362,885	3,345,800
Cognex Corp.	68,726	2,472,761
Coherent Corp.*	64,443	11,894,245
Crane Co.	20,076	3,702,617
Crown Holdings, Inc.	46,755	4,814,362
Curtiss-Wright Corp.	15,121	8,335,754
Donaldson Co., Inc.	47,498	4,211,173
Dycom Industries, Inc.*	11,873	4,011,887
Eagle Materials, Inc.	13,148	2,717,429
EnerSys	15,135	2,221,061
Entegris, Inc.	62,166	5,237,485
Esab Corp.	23,402	2,614,471
Exponent, Inc.	20,457	1,420,943
Fabrinet*	14,691	6,688,518
Flex Ltd.*	151,638	9,161,968
Flowserve Corp.	52,126	3,616,502
Fluor Corp.*	66,095	2,619,345
Fortune Brands Innovations, Inc.	49,264	2,464,185
GATX Corp.	14,639	2,482,774
Graco, Inc.	67,986	5,572,812
Graphic Packaging Holding Co.	121,019	1,822,546
Greif, Inc. Cl A	10,731	726,489
GXO Logistics, Inc.*	46,947	2,471,290
Hexcel Corp.	32,644	2,412,392
ITT, Inc.	34,855	6,047,691
Kirby Corp.*	22,225	2,448,751
Knife River Corp.*	23,236	1,634,653
Knight-Swift Transportation Holdings, Inc.	66,569	3,480,227
Kratos Defense & Security Solutions, Inc.*	69,236	5,255,705
Landstar System, Inc.	14,084	2,023,871
Lincoln Electric Holdings, Inc.	22,564	5,407,237
Littelfuse, Inc.	10,211	2,582,566
Louisiana-Pacific Corp.	25,988	2,098,791
MasTec, Inc.*	25,152	5,467,290
Middleby Corp.*	19,003	2,825,176
MSA Safety, Inc.	15,092	2,416,833
Mueller Industries, Inc.	45,523	5,226,040
Novanta, Inc.*	14,670	1,745,583

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
nVent Electric PLC	66,168	$6,747,151
Oshkosh Corp.	25,938	3,258,591
Owens Corning	33,704	3,771,815
RBC Bearings, Inc.*	12,908	5,788,334
Regal Rexnord Corp.	27,224	3,820,072
Ryder System, Inc.	16,557	3,168,844
Saia, Inc.*	10,925	3,567,231
Sensata Technologies Holding PLC	59,738	1,988,678
Silgan Holdings, Inc.	35,964	1,451,867
Simpson Manufacturing Co., Inc.	17,001	2,745,151
Sonoco Products Co.	40,446	1,765,063
SPX Technologies, Inc.*	20,436	4,088,426
Sterling Infrastructure, Inc.*	12,597	3,857,579
TD SYNNEX Corp.	31,057	4,665,693
Terex Corp.	26,900	1,435,922
Tetra Tech, Inc.	107,198	3,595,421
Timken Co.	25,993	2,186,791
TopBuild Corp.*	11,445	4,774,740
Toro Co.	40,130	3,159,034
Trex Co., Inc.*	43,981	1,542,853
UFP Industries, Inc.	23,889	2,175,093
Universal Display Corp.	18,131	2,117,338
Valmont Industries, Inc.	8,078	3,249,941
Vontier Corp.	59,500	2,212,210
Watts Water Technologies, Inc. Cl A	11,239	3,102,189
Woodward, Inc.	24,590	7,434,049
XPO, Inc.*	48,135	6,542,028

		302,892,069

Technology (10.5%)
Allegro MicroSystems, Inc.*	50,860	1,341,687
Amkor Technology, Inc.	46,628	1,840,873
Appfolio, Inc. Cl A*	9,461	2,201,102
ASGN, Inc.*	17,510	843,457
Bentley Systems, Inc. Cl B	61,071	2,330,775
BILL Holdings, Inc.*	36,553	1,993,601
Blackbaud, Inc.*	15,039	952,269
CACI International, Inc. Cl A*	9,054	4,824,062
Cirrus Logic, Inc.*	20,926	2,479,731
Commvault Systems, Inc.*	18,081	2,266,634
Concentrix Corp.	18,126	753,679
Crane NXT Co.	20,250	953,167
Docusign, Inc.*	82,466	5,640,674
Doximity, Inc. Cl A*	56,332	2,494,381
Dropbox, Inc. Cl A*	71,525	1,988,395

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Duolingo, Inc.*	16,408	$2,879,604
Dynatrace, Inc.*	123,629	5,358,081
ExlService Holdings, Inc.*	65,078	2,761,910
Genpact Ltd.	65,752	3,075,879
Guidewire Software, Inc.*	34,863	7,007,812
IPG Photonics Corp.*	10,364	742,062
KBR, Inc.	52,074	2,093,375
Kyndryl Holdings, Inc.*	93,726	2,489,363
Lattice Semiconductor Corp.*	56,091	4,127,176
Lumentum Holdings, Inc.*	29,074	10,716,386
MACOM Technology Solutions Holdings, Inc.*	26,263	4,498,327
Manhattan Associates, Inc.*	24,710	4,282,490
Maximus, Inc.	23,107	1,994,596
MKS, Inc.	27,544	4,401,531
Nutanix, Inc. Cl A*	111,040	5,739,658
Okta, Inc.*	69,079	5,973,261
Onto Innovation, Inc.*	20,098	3,172,670
Parsons Corp.*	21,834	1,349,341
Pegasystems, Inc.	37,583	2,244,457
Pure Storage, Inc. Cl A*	128,024	8,578,888
Qualys, Inc.*	14,704	1,954,162
Rambus, Inc.*	44,143	4,056,300
Science Applications International Corp.	18,872	1,899,655
Silicon Laboratories, Inc.*	13,472	1,760,790
Synaptics, Inc.*	15,988	1,183,432
Twilio, Inc. Cl A*	62,171	8,843,203
UiPath, Inc. Cl A*	170,990	2,802,526
ZoomInfo Technologies, Inc.*	112,440	1,143,515

		140,034,937

Utilities (3.2%)
Black Hills Corp.	30,949	2,148,479
Essential Utilities, Inc.	116,038	4,451,218
IDACORP, Inc.	22,162	2,804,823
National Fuel Gas Co.	37,055	2,966,623
New Jersey Resources Corp.	41,191	1,899,729
Northwestern Energy Group, Inc.	25,181	1,625,182
OGE Energy Corp.	82,612	3,527,532
ONE Gas, Inc.	24,603	1,900,582
Ormat Technologies, Inc.	24,925	2,753,465
Portland General Electric Co.	46,128	2,213,683
Southwest Gas Holdings, Inc.	26,344	2,108,047
Spire, Inc.	24,204	2,001,671

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Talen Energy Corp.*	18,735	$7,022,627
TXNM Energy, Inc.	40,198	2,366,858

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
UGI Corp.	88,133	$3,298,818

		43,089,337

Total Common Stocks (Cost: $ 1,049,314,425)		1,313,812,963

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.4%):
U.S. Government (1.4%)
U.S. Treasury Bill	A-1+	3.52	01/27/26	$8,000,000	$7,979,688
U.S. Treasury Bill	A-1+	3.63	01/15/26	1,100,000	1,098,448
U.S. Treasury Bill(1)	A-1+	3.79	02/17/26	9,500,000	9,453,595

Total Short-Term Debt Securities (Cost: $18,531,731)					18,531,731

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$1,005,198	$1,005,198

Total Temporary Cash Investment (Cost: $1,005,198)			1,005,198

Total Investments (Cost: $1,068,851,354) 100.1%			1,333,349,892

Other Net Assets -0.1%			(1,802,053)

Net Assets 100.0%			$1,331,547,839

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini S&P 400 Stock Index	55	P	March 2026	$18,288,600	$(281,900)	1.4%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (59.8%):
Basic Materials (1.5%)
Freeport-McMoRan, Inc.	23,443	$1,190,670
Newmont Corp.	20,629	2,059,806

		3,250,476

Communications (7.9%)
Alphabet, Inc. Cl A	19,957	6,246,541
Amazon.com, Inc.*	5,547	1,280,359
Arista Networks, Inc.*	10,114	1,325,237
AT&T, Inc.	52,641	1,307,602
Booking Holdings, Inc.	368	1,970,761
Comcast Corp. Cl A	37,395	1,117,737
Fox Corp. Cl A	15,615	1,140,988
Gen Digital, Inc.	17,551	477,212
Palo Alto Networks, Inc.*	5,240	965,208
T-Mobile US, Inc.	5,077	1,030,834

		16,862,479

Consumer, Cyclical (4.4%)
AutoZone, Inc.*	255	864,832
Home Depot, Inc.	3,306	1,137,595
Ralph Lauren Corp.	5,757	2,035,733
Tapestry, Inc.	19,199	2,453,056
TJX Cos., Inc.	6,948	1,067,282
Walmart, Inc.	15,590	1,736,882

		9,295,380

Consumer, Non-cyclical (9.0%)
AbbVie, Inc.	8,284	1,892,811
Becton Dickinson & Co.	2,604	505,358
Bristol-Myers Squibb Co.	30,772	1,659,842
Cigna Group	2,915	802,295
Colgate-Palmolive Co.	12,652	999,761
Corpay, Inc.*	3,566	1,073,116
CVS Health Corp.	8,264	655,831
Danaher Corp.	2,540	581,457
Eli Lilly & Co.	1,961	2,107,448
Gilead Sciences, Inc.	12,496	1,533,759
HCA Healthcare, Inc.	3,061	1,429,059
Johnson & Johnson	10,897	2,255,134
McKesson Corp.	1,349	1,106,571
Philip Morris International, Inc.	10,543	1,691,097
Quanta Services, Inc.	2,151	907,851

		19,201,390

Energy (2.1%)
Baker Hughes Co.	15,239	693,984
ConocoPhillips	8,101	758,334
Coterra Energy, Inc.	14,234	374,639
Expand Energy Corp.	4,888	539,440
Valero Energy Corp.	5,316	865,392
Williams Cos., Inc.	22,300	1,340,453

		4,572,242

	Shares	Value
COMMON STOCKS (Continued):
Financial (8.6%)
Charles Schwab Corp.	11,100	$1,109,001
Citigroup, Inc.	20,440	2,385,144
Crown Castle, Inc.	5,268	468,167
Digital Realty Trust, Inc.	7,756	1,199,931
Goldman Sachs Group, Inc.	2,049	1,801,071
JPMorgan Chase & Co.	10,542	3,396,843
M&T Bank Corp.	4,234	853,066
Mastercard, Inc. Cl A	2,738	1,563,069
Morgan Stanley	9,815	1,742,457
Visa, Inc. Cl A	6,784	2,379,217
Wells Fargo & Co.	14,068	1,311,138

		18,209,104

Industrial (6.2%)
AMETEK, Inc.	1,761	361,551
Amphenol Corp. Cl A	11,448	1,547,083
Builders FirstSource, Inc.*	4,981	512,495
Caterpillar, Inc.	3,124	1,789,646
Eaton Corp. PLC	2,545	810,608
FedEx Corp.	4,908	1,417,725
GE Vernova, Inc.	2,041	1,333,936
General Electric Co.	4,927	1,517,664
RTX Corp.	7,415	1,359,911
Snap-on, Inc.	2,211	761,910
Trane Technologies PLC	2,290	891,268
Union Pacific Corp.	3,387	783,481

		13,087,278

Technology (18.5%)
Adobe, Inc.*	3,339	1,168,617
Apple, Inc.	34,286	9,320,992
Broadcom, Inc.	16,951	5,866,741
Intuit, Inc.	1,631	1,080,407
Lam Research Corp.	14,774	2,529,013
Microsoft Corp.	17,098	8,268,935
NetApp, Inc.	7,183	769,227
NVIDIA Corp.	52,591	9,808,222
Roper Technologies, Inc.	896	398,836

		39,210,990

Utilities (1.6%)
NextEra Energy, Inc.	11,590	930,445
NRG Energy, Inc.	6,874	1,094,616
Vistra Corp.	8,041	1,297,255

		3,322,316

Total Common Stocks (Cost: $61,755,146)		127,011,655

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (35.1%):
U.S. Government (8.5%)
U.S. Treasury Bond	AA+	1.38	11/15/40	$750,000	$488,789
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,287,250
U.S. Treasury Bond	AA+	1.88	02/15/41	1,400,000	981,750
U.S. Treasury Bond	AA+	3.00	11/15/45	600,000	460,312
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	378,176
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	539,981
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	1,862,586
U.S. Treasury Bond	AA+	4.25	02/15/54	615,000	558,497
U.S. Treasury Bond	AA+	4.63	05/15/44	50,000	49,281
U.S. Treasury Bond	AA+	4.88	08/15/45	1,200,000	1,216,313
U.S. Treasury Note	AA+	2.63	01/31/26	750,000	749,368
U.S. Treasury Note	AA+	3.50	11/30/30	1,000,000	990,938
U.S. Treasury Note	AA+	3.63	10/31/30	890,000	887,149
U.S. Treasury Note	AA+	3.88	06/30/30	1,395,000	1,406,770
U.S. Treasury Note	AA+	3.88	08/31/32	3,370,000	3,366,314
U.S. Treasury Note	AA+	3.88	08/15/34	300,000	295,969
U.S. Treasury Note	AA+	4.00	02/15/34	550,000	549,313
U.S. Treasury Note	AA+	4.13	05/31/32	70,000	71,023
U.S. Treasury Note	AA+	4.13	11/15/32	400,000	405,188
U.S. Treasury Note	AA+	4.25	11/15/34	330,000	334,228
U.S. Treasury Note	AA+	4.25	05/15/35	370,000	373,873
U.S. Treasury Strip(1)	AA+	0.00	02/15/42	1,625,000	738,583

					17,991,651

U.S. Government Agencies (11.8%)
Mortgage-Backed Obligations (11.8%)
FHLMC	AA+	1.50	10/01/36	310,077	281,445
FHLMC	AA+	2.50	09/01/27	12,940	12,783
FHLMC	AA+	2.50	06/01/35	110,113	105,185
FHLMC	AA+	2.50	04/01/50	138,531	117,813
FHLMC	AA+	2.50	06/01/50	143,209	122,862
FHLMC	AA+	2.50	11/01/50	585,053	506,113
FHLMC	AA+	2.50	10/01/51	226,266	192,923
FHLMC	AA+	3.00	06/01/27	9,730	9,653
FHLMC	AA+	3.00	08/01/27	1,015	1,011
FHLMC	AA+	3.00	11/01/42	95,345	88,426
FHLMC	AA+	3.00	04/01/43	67,920	62,807
FHLMC	AA+	3.00	11/01/49	333,676	299,779
FHLMC	AA+	3.00	10/01/51	318,724	282,396
FHLMC	AA+	3.00	06/01/52	551,487	493,515
FHLMC	AA+	3.50	02/01/32	60,484	59,881
FHLMC	AA+	3.50	01/01/43	85,094	81,263
FHLMC	AA+	3.50	06/01/45	109,732	104,391
FHLMC	AA+	3.50	07/01/45	135,406	128,985
FHLMC	AA+	4.00	11/01/33	34,960	35,007
FHLMC	AA+	4.00	01/01/38	55,849	55,526
FHLMC	AA+	4.00	03/01/41	25,253	24,819
FHLMC	AA+	4.00	07/01/41	38,243	37,586

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	4.00	11/01/42	$16,764	$16,419
FHLMC	AA+	4.00	01/01/43	87,621	85,817
FHLMC	AA+	4.00	10/01/44	29,997	29,155
FHLMC	AA+	4.00	06/01/45	112,287	109,203
FHLMC	AA+	4.00	04/01/52	360,033	345,072
FHLMC	AA+	4.00	08/01/52	241,375	231,886
FHLMC	AA+	4.23	05/01/30	475,000	475,796
FHLMC	AA+	4.50	02/01/44	31,586	31,531
FHLMC	AA+	4.50	05/01/48	45,945	45,694
FHLMC	AA+	5.00	02/01/26	3	3
FHLMC	AA+	5.00	08/01/35	32,656	33,366
FHLMC	AA+	5.00	07/01/39	6,209	6,364
FHLMC	AA+	5.00	01/01/52	182,993	183,705
FHLMC	AA+	5.00	06/01/52	663,116	666,348
FHLMC	AA+	5.00	12/01/52	448,722	452,838
FHLMC	AA+	5.00	06/01/54	167,780	168,311
FHLMC	AA+	5.00	12/01/55	950,000	949,822
FHLMC	AA+	5.50	07/01/32	7,123	7,321
FHLMC	AA+	5.50	05/01/33	5,439	5,636
FHLMC	AA+	5.50	06/01/37	32,980	34,392
FHLMC	AA+	5.50	06/01/53	85,342	87,163
FHLMC	AA+	5.50	07/01/53	620,954	634,870
FHLMC	AA+	6.00	09/01/53	159,790	165,351
FHLMC	AA+	6.00	02/01/54	235,759	243,585
FHLMC ARM SOFR30A + 2.29%(2)	AA+	1.93	10/01/51	547,651	499,259
FHLMC Strip	AA+	3.00	06/01/42	134,960	126,085
FHLMC Strip	AA+	3.00	01/01/43	42,243	39,292
FNMA	AA+	2.00	11/01/35	308,888	288,707
FNMA	AA+	2.00	07/01/36	554,792	518,715
FNMA	AA+	2.00	09/01/50	580,717	475,442
FNMA	AA+	2.00	10/01/50	165,660	137,106
FNMA	AA+	2.00	02/01/51	390,632	316,450
FNMA	AA+	2.00	03/01/51	223,540	181,100
FNMA	AA+	2.34	05/01/36	543,014	452,421
FNMA	AA+	2.50	02/01/33	85,043	81,814
FNMA	AA+	2.50	06/01/35	272,577	260,378
FNMA	AA+	2.50	04/01/42	950,816	856,654
FNMA	AA+	2.50	03/01/51	734,046	635,934
FNMA	AA+	2.50	04/01/51	138,067	118,064
FNMA	AA+	2.50	05/01/51	621,752	537,873
FNMA	AA+	2.50	05/01/52	780,955	669,503
FNMA	AA+	3.00	06/01/33	86,448	84,094
FNMA	AA+	3.00	09/01/33	49,554	48,168
FNMA	AA+	3.00	01/01/43	174,022	161,188
FNMA	AA+	3.00	02/01/43	45,806	42,422
FNMA	AA+	3.00	03/01/43	90,849	83,902
FNMA	AA+	3.00	09/01/43	95,246	87,685
FNMA	AA+	3.00	12/01/47	26,592	24,099

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	3.00	03/01/48	$36,166	$32,663
FNMA	AA+	3.00	01/01/52	477,428	425,666
FNMA	AA+	3.00	04/01/52	475,549	421,347
FNMA	AA+	3.10	06/01/29	175,000	169,641
FNMA	AA+	3.50	08/01/38	60,925	58,049
FNMA	AA+	3.50	10/01/41	39,075	37,126
FNMA	AA+	3.50	11/01/41	66,317	63,434
FNMA	AA+	3.50	12/01/41	44,700	42,470
FNMA	AA+	3.50	04/01/42	68,159	64,593
FNMA	AA+	3.50	08/01/42	76,842	73,294
FNMA	AA+	3.50	08/01/43	292,660	278,584
FNMA	AA+	3.50	10/01/44	23,291	22,241
FNMA	AA+	3.50	04/01/45	132,929	126,332
FNMA	AA+	3.50	05/01/45	3,564	3,385
FNMA	AA+	3.50	09/01/47	44,801	42,363
FNMA	AA+	3.50	06/01/51	490,550	455,967
FNMA	AA+	3.50	05/01/52	539,330	503,528
FNMA	AA+	3.75	08/01/28	199,005	197,920
FNMA	AA+	4.00	01/01/31	21,317	21,313
FNMA	AA+	4.00	07/01/40	51,107	50,173
FNMA	AA+	4.00	11/01/40	29,124	28,590
FNMA	AA+	4.00	05/01/41	25,094	24,518
FNMA	AA+	4.00	11/01/45	51,316	49,968
FNMA	AA+	4.00	02/01/47	50,440	49,042
FNMA	AA+	4.00	04/01/49	193,467	186,529
FNMA	AA+	4.00	03/01/50	183,315	175,977
FNMA	AA+	4.00	07/01/52	127,419	122,612
FNMA	AA+	4.00	07/01/56	281,139	269,955
FNMA	AA+	4.50	05/01/30	5,502	5,540
FNMA	AA+	4.50	06/01/34	9,789	9,873
FNMA	AA+	4.50	08/01/35	8,084	8,150
FNMA	AA+	4.50	05/01/39	36,586	36,766
FNMA	AA+	4.50	05/01/40	32,903	33,036
FNMA	AA+	4.50	10/01/40	106,609	107,301
FNMA	AA+	4.50	10/01/41	8,463	8,481
FNMA	AA+	4.50	11/01/47	55,635	55,284
FNMA	AA+	4.50	05/01/50	281,574	279,481
FNMA	AA+	5.00	06/01/33	10,987	11,212
FNMA	AA+	5.00	10/01/33	12,420	12,674
FNMA	AA+	5.00	11/01/33	39,110	39,912
FNMA	AA+	5.00	03/01/34	4,569	4,663
FNMA	AA+	5.00	04/01/34	8,037	8,213
FNMA	AA+	5.00	09/01/35	4,155	4,250
FNMA	AA+	5.00	08/01/37	39,714	40,661
FNMA	AA+	5.00	05/01/39	18,229	18,661
FNMA	AA+	5.50	07/01/27	21,343	21,455
FNMA	AA+	5.50	06/01/48	3,891	4,017
FNMA	AA+	5.50	03/01/53	302,587	308,268

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	5.50	02/01/55	$954,899	$973,167
FNMA	AA+	5.50	09/01/55	382,861	389,659
FNMA	AA+	6.00	05/01/32	2,422	2,521
FNMA	AA+	6.00	04/01/33	13,640	14,264
FNMA	AA+	6.00	05/01/33	5,784	6,049
FNMA	AA+	6.00	06/01/34	3,069	3,223
FNMA	AA+	6.00	09/01/34	742	780
FNMA	AA+	6.00	10/01/34	8,000	8,403
FNMA	AA+	6.00	01/01/37	3,776	4,001
FNMA	AA+	6.00	05/01/37	1,313	1,396
FNMA	AA+	6.00	11/01/52	516,673	538,794
FNMA	AA+	6.00	09/01/53	40,311	42,097
FNMA	AA+	6.00	09/01/54	212,288	218,510
FNMA	AA+	6.50	05/01/32	12,726	13,426
FNMA	AA+	6.50	07/01/34	2,461	2,621
FNMA	AA+	6.50	05/01/37	14,468	15,563
FNMA	AA+	7.00	04/01/32	434	462
FNMA	AA+	7.50	06/01/31	786	826
FNMA	AA+	7.50	02/01/32	1,136	1,209
FNMA	AA+	7.50	06/01/32	804	865
FNMA	AA+	8.00	04/01/32	869	907
FNMA ARM SOFR30A + 2.29%(2)	AA+	4.39	02/01/53	229,792	229,119
FNMA ARM SOFR30A + 2.37%(2)	AA+	1.81	09/01/51	661,684	603,494
FNMA Strip	AA+	3.00	08/01/42	38,989	36,449
FRESB Multifamily Mortgage(3)	AA+	2.37	10/01/26	38,859	38,396
GNMA(4)	AA+	1.50	02/01/37	239,240	218,355
GNMA(4)	AA+	2.00	09/01/35	236,982	222,879
GNMA(4)	AA+	2.50	10/01/51	168,287	144,668
GNMA(4)	AA+	2.50	08/01/52	157,685	136,282
GNMA(4)	AA+	2.50	03/01/53	816,033	705,591
GNMA(4)	AA+	2.50	06/01/53	368,463	318,578
GNMA(4)	AA+	3.00	10/01/51	210,470	187,847
GNMA(4)	AA+	4.00	01/01/42	95,598	93,153
GNMA(4)	AA+	4.00	08/01/42	31,508	30,705
GNMA(4)	AA+	4.50	04/01/31	14,377	14,487
GNMA(4)	AA+	4.50	10/01/40	38,408	38,534
GNMA(4)	AA+	4.50	10/01/43	62,768	62,634
GNMA(4)	AA+	5.00	06/01/39	32,317	33,176
GNMA(4)	AA+	6.50	04/01/31	961	994
GNMA(4)	AA+	6.50	10/01/31	432	452
GNMA(4)	AA+	6.50	12/01/31	83	83
GNMA(4)	AA+	6.50	05/01/32	1,428	1,461
GNMA(4)	AA+	7.00	05/01/31	437	459
GNMA(4)	AA+	7.00	05/01/32	14	14

					25,211,903

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (14.8%)
Basic Materials (0.1%)
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	$290,000	$278,259

					278,259

Communications (0.9%)
AT&T, Inc.	BBB	2.75	06/01/31	400,000	367,723
Expedia Group, Inc.	BBB	5.40	02/15/35	170,000	174,695
Meta Platforms, Inc.	AA-	4.88	11/15/35	335,000	335,131
Motorola Solutions, Inc.	BBB	5.55	08/15/35	160,000	166,526
T-Mobile USA, Inc.	BBB	2.70	03/15/32	250,000	225,098
T-Mobile USA, Inc.	BBB	3.38	04/15/29	165,000	160,942
Uber Technologies, Inc.†	BBB	4.50	08/15/29	180,000	180,327
VeriSign, Inc.	BBB	2.70	06/15/31	325,000	295,643
Verizon Communications, Inc.	BBB+	4.75	01/15/33	110,000	110,041

					2,016,126

Consumer, Cyclical (0.7%)
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	64,073
AutoZone, Inc.	BBB	6.25	11/01/28	175,000	184,988
Darden Restaurants, Inc.	BBB	3.85	05/01/27	110,000	109,734
Ford Motor Credit Co. LLC	BBB-	6.80	11/07/28	200,000	209,937
General Motors Financial Co., Inc.	BBB	3.10	01/12/32	175,000	159,773
Lennar Corp.	BBB	5.00	06/15/27	110,000	110,948
Lowe’s Cos., Inc.	BBB+	2.63	04/01/31	185,000	169,794
Lowe’s Cos., Inc.	BBB+	4.50	10/15/32	220,000	219,053
Toll Brothers Finance Corp.	BBB	4.88	03/15/27	200,000	201,551

					1,429,851

Consumer, Non-cyclical (1.5%)
AbbVie, Inc.	A-	5.05	03/15/34	545,000	560,853
Amgen, Inc.	BBB+	5.25	03/02/33	335,000	347,102
Block Financial LLC	BBB	5.38	09/15/32	225,000	226,754
Bunge Ltd. Finance Corp.	A-	2.75	05/14/31	235,000	215,986
Bunge Ltd. Finance Corp.	A-	4.20	09/17/29	150,000	150,209
Constellation Brands, Inc.	BBB	4.80	01/15/29	230,000	233,750
CVS Health Corp.	BBB	3.75	04/01/30	389,000	379,927
Elevance Health, Inc.	A-	2.88	09/15/29	255,000	243,159
Equifax, Inc.	BBB	4.80	09/15/29	280,000	284,763
Global Payments, Inc.	BBB-	5.20	11/15/32	230,000	230,202
J M Smucker Co.	BBB	6.20	11/15/33	245,000	265,878

					3,138,583

Energy (1.5%)
Antero Resources Corp.†	BBB-	7.63	02/01/29	110,000	111,685
Cheniere Energy Partners LP	BBB+	4.50	10/01/29	295,000	295,919
Diamondback Energy, Inc.	BBB	5.15	01/30/30	360,000	370,652
Energy Transfer LP	BBB	5.25	07/01/29	105,000	108,149
Energy Transfer LP	BBB	5.55	02/15/28	241,000	247,481
EQT Corp.	BBB-	3.90	10/01/27	203,000	202,102
HF Sinclair Corp.	BBB-	5.75	01/15/31	360,000	372,295
Kinder Morgan, Inc.	BBB	5.10	08/01/29	350,000	360,177
Occidental Petroleum Corp.	BB+	6.38	09/01/28	170,000	178,265

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
ONEOK, Inc.	BBB	4.40	10/15/29	$70,000	$70,273
ONEOK, Inc.†	BBB	5.63	01/15/28	180,000	183,715
Plains All American Pipeline LP / PAA Finance Corp.	BBB	4.70	01/15/31	115,000	115,786
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	150,000	152,551
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	75,000	75,894
Western Midstream Operating LP	BBB-	4.75	08/15/28	295,000	298,655

					3,143,599

Financial (7.1%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	360,000	347,160
Alleghany Corp.	AA	3.63	05/15/30	160,000	156,484
American Express Co.(3)(5)	A-	4.92	07/20/33	560,000	570,618
American Tower Corp.	BBB+	2.90	01/15/30	140,000	133,061
American Tower Corp.	BBB+	5.80	11/15/28	180,000	187,923
Aon North America, Inc.	A-	5.45	03/01/34	350,000	364,221
Arthur J. Gallagher & Co.	BBB	5.00	02/15/32	305,000	312,212
Bank of America Corp.(3)(5)	A-	2.97	02/04/33	985,000	901,400
Bank of New York Mellon Corp.(3)(5)	A	4.97	04/26/34	115,000	117,375
Bank of New York Mellon Corp.(3)(5)	A	5.06	07/22/32	345,000	357,582
BankUnited, Inc.	BBB-	5.13	06/11/30	200,000	201,095
Boston Properties LP	BBB	3.25	01/30/31	300,000	281,541
Boston Properties LP	BBB	5.75	01/15/35	85,000	87,539
Brown & Brown, Inc.	BBB-	5.25	06/23/32	100,000	102,258
Capital One Financial Corp.(3)(5)	BBB	4.93	05/10/28	165,000	167,036
Capital One Financial Corp.	BBB	6.70	11/29/32	200,000	221,597
Citigroup, Inc.(3)(5)	BBB+	3.79	03/17/33	195,000	185,983
Citigroup, Inc.(3)(5)	BBB+	3.98	03/20/30	220,000	218,132
Citigroup, Inc.(3)(5)	BBB	5.83	02/13/35	300,000	312,542
Citizens Financial Group, Inc.(3)(5)	BBB+	5.84	01/23/30	340,000	355,070
Digital Realty Trust LP	BBB+	5.55	01/15/28	215,000	221,004
Equinix, Inc.	BBB+	3.20	11/18/29	145,000	139,299
Fairfax Financial Holdings Ltd.	A-	6.00	12/07/33	160,000	169,936
Fifth Third Bancorp(3)(5)	BBB+	4.90	09/06/30	125,000	127,097
Fifth Third Bancorp(3)(5)	BBB+	6.34	07/27/29	155,000	163,230
First Horizon Bank	BBB	5.75	05/01/30	250,000	258,525
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	423,111
Goldman Sachs Group, Inc.(3)(5)	BBB+	5.33	07/23/35	235,000	241,733
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	275,000	284,413
JPMorgan Chase & Co.(3)(5)	A	5.00	07/22/30	200,000	205,412
JPMorgan Chase & Co.(3)(5)	A	5.35	06/01/34	200,000	207,940
JPMorgan Chase & Co.(3)(5)	A	5.50	01/24/36	300,000	314,248
Kemper Corp.	BBB-	3.80	02/23/32	145,000	134,164
KeyCorp	BBB	2.55	10/01/29	400,000	378,014
Kimco Realty OP LLC	A-	4.85	03/01/35	135,000	134,615
Kimco Realty OP LLC	A-	6.40	03/01/34	200,000	220,966
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	365,000	367,032

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	$250,000	$253,551
Mercury General Corp.	BBB-	4.40	03/15/27	125,000	124,870
Morgan Stanley(3)(5)	A-	2.70	01/22/31	450,000	422,506
Morgan Stanley(3)(5)	A-	5.17	01/16/30	40,000	41,095
Morgan Stanley(3)(5)	A-	5.45	07/20/29	210,000	216,754
NNN REIT, Inc.	BBB+	2.50	04/15/30	145,000	134,602
NNN REIT, Inc.	BBB+	4.60	02/15/31	165,000	166,173
PNC Bank N.A.	A-	2.70	10/22/29	250,000	236,209
PNC Financial Services Group, Inc.(3)(5)	A-	5.58	06/12/29	180,000	186,672
PNC Financial Services Group, Inc.(3)(5)	A-	6.88	10/20/34	120,000	135,917
Prologis LP	A	1.75	07/01/30	140,000	126,013
Realty Income Corp.	A-	4.85	03/15/30	65,000	66,809
Realty Income Corp.	A-	5.13	02/15/34	325,000	333,490
Synchrony Financial(3)(5)	BBB-	5.02	07/29/29	150,000	151,920
Tanger Properties LP	BBB-	2.75	09/01/31	300,000	271,758
Tanger Properties LP	BBB-	3.88	07/15/27	110,000	109,422
Truist Financial Corp.(3)(5)	A-	4.87	01/26/29	300,000	304,721
Truist Financial Corp.(3)(5)	A-	5.07	05/20/31	140,000	143,888
US Bancorp(3)(5)	A	4.65	02/01/29	465,000	470,889
US Bancorp(3)(5)	A	5.78	06/12/29	60,000	62,397
Voya Financial, Inc.	BBB+	5.00	09/20/34	250,000	248,812
Wells Fargo & Co.(3)(5)	BBB+	3.35	03/02/33	315,000	294,116
Wells Fargo & Co.(3)(5)	BBB+	5.20	01/23/30	220,000	226,685
Wells Fargo & Co.(3)(5)	BBB+	5.56	07/25/34	200,000	209,883
Welltower OP LLC	A-	2.75	01/15/31	340,000	316,503
Zions Bancorp N.A.	BBB	3.25	10/29/29	250,000	235,540

					15,062,763

Industrial (1.3%)
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	250,000	255,952
Boeing Co.	BBB-	3.20	03/01/29	375,000	363,506
CH Robinson Worldwide, Inc.	BBB+	4.20	04/15/28	180,000	180,566
General Electric Co.	A-	4.30	07/29/30	160,000	161,410
Howmet Aerospace, Inc.	BBB+	4.55	11/15/32	230,000	231,322
Jabil, Inc.	BBB-	3.00	01/15/31	140,000	130,510
Jabil, Inc.	BBB-	3.95	01/12/28	75,000	74,822
L3Harris Technologies, Inc.	BBB	4.85	04/27/35	200,000	199,966
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	149,499
Otis Worldwide Corp.	BBB	5.13	11/19/31	245,000	254,333
Rockwell Collins, Inc.	BBB+	3.50	03/15/27	155,000	153,760
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	215,000	199,168
Vulcan Materials Co.	BBB+	4.95	12/01/29	350,000	359,488

					2,714,302

Technology (0.6%)
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	240,000	241,973
Intel Corp.	BBB	5.20	02/10/33	225,000	229,456
Microchip Technology, Inc.	BBB	4.90	03/15/28	150,000	152,128
Oracle Corp.	BBB	4.80	09/26/32	145,000	140,122
Paychex, Inc.	BBB+	5.10	04/15/30	295,000	303,721

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Technology (Continued)
Synopsys, Inc.	BBB	5.00	04/01/32	$215,000	$219,698

					1,287,098

Utilities (1.1%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	345,000	355,830
Black Hills Corp.	BBB+	3.05	10/15/29	140,000	133,783
Dominion Energy, Inc.	A	2.30	12/01/31	355,000	317,000
DTE Energy Co	BBB	5.10	03/01/29	325,000	333,337
Duke Energy Carolinas LLC	A	4.85	01/15/34	330,000	334,496
NextEra Energy Capital Holdings, Inc.	BBB+	3.55	05/01/27	275,000	273,487
NiSource, Inc.	BBB+	5.20	07/01/29	350,000	360,964
Southern Co.	BBB+	5.70	03/15/34	280,000	295,339

					2,404,236

Total Corporate Debt					31,474,817

Total Long-Term Debt Securities (Cost: $76,512,962)					74,678,371

SHORT-TERM DEBT SECURITIES (4.0%):
U.S. Government (4.0%)
U.S. Treasury Bill	A-1+	3.60	01/06/26	3,750,000	3,748,128
U.S. Treasury Bill	A-1+	3.62	02/03/26	1,250,000	1,245,872
U.S. Treasury Bill	A-1+	3.77	01/20/26	3,500,000	3,493,045

Total Short-Term Debt Securities (Cost: $8,487,045)					8,487,045

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.8%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$1,682,652	$1,682,652

Total Temporary Cash Investment (Cost: $1,682,652)			1,682,652

Total Investments (Cost: $148,437,805) 99.7%			211,859,723

Other Net Assets 0.3%			561,611

Net Assets 100.0%			$212,421,334

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

ARM =	Adjustable Rate Mortgage
FHLMC =	Federal Home Loan Mortgage Corporation
FNMA =	Federal National Mortgage Association
FRESB =	Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA =	Government National Mortgage Association
SOFR =	Secured overnight financing rate
SOFR30A =	30-day Average SOFR (Secured overnight financing rate)

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate values of these securities amount to $1,121,018 and represent 0.5% of net assets.

(1)	Zero Coupon.
(2)	Floating Rate Note.
(3)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(4)	U.S. Government guaranteed security
(5)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Share	Value
COMMON STOCKS (98.3%):
Australia (4.7%):
Basic Materials (2.0%)
BHP Group Ltd.	511,462	$15,435,479
Fortescue Ltd.	534,934	7,822,070
Rio Tinto PLC	262,434	21,139,333

		44,396,882

Consumer, Cyclical (0.8%)
Aristocrat Leisure Ltd.	203,659	7,884,536
Wesfarmers Ltd.	206,453	11,122,257

		19,006,793

Consumer, Non-cyclical (0.4%)
Brambles Ltd.	553,939	8,458,825

Financial (1.1%)
ANZ Group Holdings Ltd.	577,717	13,967,817
Commonwealth Bank of Australia	95,801	10,225,709

		24,193,526

Technology (0.4%)
Pro Medicus Ltd.	60,597	8,899,470

Total Australia		104,955,496

Austria (0.3%):
Energy (0.3%)
OMV AG	109,217	6,077,646

China (1.2%):
Communications (1.2%)
Prosus NV	423,637	26,231,171

Denmark (1.4%):
Consumer, Cyclical (0.3%)
Pandora A/S	65,126	7,202,028

Consumer, Non-cyclical (0.4%)
Genmab A/S*	31,295	9,700,952

Financial (0.7%)
Danske Bank A/S	301,652	15,063,382

Total Denmark		31,966,362

Finland (1.1%):
Financial (0.7%)
Nordea Bank Abp	865,038	16,273,493

Industrial (0.4%)
Wartsila OYJ Abp	227,109	8,040,707

Total Finland		24,314,200

France (8.9%):
Basic Materials (0.5%)
Air Liquide SA	61,736	11,603,526

	Share	Value
COMMON STOCKS (Continued):
France (Continued)
Communications (0.5%)
Orange S.A.	627,080	$10,463,812

Consumer, Cyclical (1.0%)
Hermes International SCA	8,921	22,149,511

Consumer, Non-cyclical (1.3%)
Danone S.A.	158,953	14,337,417
EssilorLuxottica S.A.	44,374	14,030,967

		28,368,384

Energy (0.8%)
TotalEnergies SE	280,542	18,290,780

Financial (1.8%)
AXA S.A.	318,298	15,272,270
BNP Paribas S.A.	158,886	15,031,735
Klepierre S.A.	241,534	9,556,368

		39,860,373

Industrial (2.2%)
Cie de Saint-Gobain S.A.	106,325	10,812,392
Dassault Aviation S.A.	16,429	5,267,230
Eiffage S.A.	86,831	12,441,096
Legrand S.A.	44,710	6,646,713
Safran S.A.	37,893	13,198,779

		48,366,210

Utilities (0.8%)
Engie S.A.	689,129	18,102,972

Total France		197,205,568

Germany (9.6%):
Communications (1.0%)
Deutsche Telekom AG	490,414	15,963,494
Scout24 SE†	61,321	6,159,077

		22,122,571

Consumer, Cyclical (0.4%)
Mercedes-Benz Group AG	134,057	9,293,112

Financial (3.2%)
Allianz SE	57,186	26,441,508
Deutsche Bank AG	715,593	27,578,337
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	25,609	16,852,935

		70,872,780

Industrial (3.4%)
GEA Group AG	143,569	9,702,717
Heidelberg Materials AG	85,796	22,243,217
MTU Aero Engines AG	23,786	9,859,967

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Share	Value
COMMON STOCKS (Continued):
Germany (Continued)
Industrial (Continued)
Siemens AG	121,971	$34,161,222

		75,967,123

Technology (1.6%)
SAP SE	142,140	34,535,547

Total Germany		212,791,133

Hong Kong (0.5%):
Consumer, Non-cyclical (0.5%)
WH Group Ltd.†	10,752,571	11,978,515

Ireland (0.5%):
Financial (0.5%)
AerCap Holdings N.V.	78,190	11,240,594

Israel (0.6%):
Technology (0.6%)
Check Point Software Technologies Ltd.*	65,210	12,100,368

Italy (5.7%):
Consumer, Cyclical (0.9%)
Ferrari N.V.	23,020	8,554,561
Ryanair Holdings PLC	332,286	11,456,423

		20,010,984

Consumer, Non-cyclical (0.3%)
Coca-Cola HBC AG	132,022	6,829,970

Financial (3.2%)
Banco BPM SpA	775,558	11,776,796
Generali	276,357	11,548,522
Intesa Sanpaolo SpA	2,688,112	18,575,138
UniCredit SpA	344,544	28,537,443

		70,437,899

Industrial (0.6%)
Poste Italiane SpA†	541,641	13,597,299

Utilities (0.7%)
Enel SpA	1,428,474	14,852,323

Total Italy		125,728,475

Japan (21.3%):
Basic Materials (0.6%)
Nitto Denko Corp.	566,245	13,482,131

Communications (0.3%)
SoftBank Group Corp.	199,200	5,588,225

Consumer, Cyclical (6.6%)
Asics Corp.	376,100	9,028,833
Daiwa House Industry Co. Ltd.	466,066	15,482,163

	Share	Value
COMMON STOCKS (Continued):
Japan (Continued)
Consumer, Cyclical (Continued)
Honda Motor Co. Ltd.	934,392	$9,170,752
Marubeni Corp.	458,700	12,774,794
Mitsubishi Corp.	631,272	14,438,887
Mitsui & Co. Ltd.	519,176	15,418,145
Nintendo Co. Ltd.	116,682	7,877,735
Sojitz Corp.	109,100	3,392,994
Sony Group Corp.	673,600	17,278,506
Sumitomo Electric Industries Ltd.	464,813	18,721,407
Tokyo Gas Co. Ltd.	322,031	12,766,748
Toyota Motor Corp.	498,000	10,695,594

		147,046,558

Consumer, Non-cyclical (3.1%)
Chugai Pharmaceutical Co. Ltd.	231,107	12,124,236
Japan Tobacco, Inc.	418,593	15,045,198
Recruit Holdings Co. Ltd.	248,649	13,971,981
Shionogi & Co. Ltd.	823,873	14,911,956
Takeda Pharmaceutical Co. Ltd.	423,900	13,168,567

		69,221,938

Energy (0.4%)
Inpex Corp.	466,346	9,327,171

Financial (2.0%)
Daiwa Securities Group, Inc.	1,894,301	16,601,266
Japan Post Insurance Co. Ltd.	485,773	14,608,922
Mitsubishi UFJ Financial Group, Inc.	880,300	13,971,307

		45,181,495

Industrial (4.9%)
Daifuku Co. Ltd.	306,100	9,634,707
Hitachi Ltd.	995,247	31,212,510
Hoya Corp.	100,688	15,271,309
Keyence Corp.	29,370	10,623,863
Komatsu Ltd.	295,900	9,389,635
Mitsubishi Electric Corp.	405,600	11,826,021
Nippon Yusen KK	198,838	6,440,678
Yokogawa Electric Corp.	401,692	12,882,490

		107,281,213

Technology (3.0%)
Advantest Corp.	191,200	24,176,843
Canon, Inc.	249,213	7,373,866
Konami Group Corp.	69,097	9,383,876
NEC Corp.	288,600	9,764,927
Obic Co. Ltd.	224,900	7,059,314

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Share	Value
COMMON STOCKS (Continued):
Japan (Continued)
Technology (Continued)
Tokyo Electron Ltd.	33,900	$7,550,458

		65,309,284

Utilities (0.4%)
Osaka Gas Co. Ltd.	245,958	8,546,272

Total Japan		470,984,287

Netherlands (4.2%):
Communications (0.5%)
Koninklijke KPN N.V.	2,290,406	10,702,417

Consumer, Non-cyclical (0.7%)
Koninklijke Ahold Delhaize N.V.	408,046	16,732,699

Financial (0.8%)
ING Groep N.V.	617,280	17,350,651

Technology (2.2%)
ASML Holding N.V.	44,427	47,870,988

Total Netherlands		92,656,755

Norway (1.5%):
Communications (0.3%)
Telenor ASA	482,261	7,014,218

Consumer, Non-cyclical (0.3%)
Orkla ASA	553,869	6,167,742

Energy (0.5%)
Equinor ASA	467,601	11,026,886

Industrial (0.4%)
Kongsberg Gruppen ASA	361,864	9,272,867

Total Norway		33,481,713

Singapore (0.9%):
Financial (0.9%)
DBS Group Holdings Ltd.	452,063	19,802,464

Spain (5.1%):
Financial (3.8%)
Banco Bilbao Vizcaya Argentaria S.A.	1,448,080	33,967,931
Banco Santander S.A.	3,240,867	38,146,595
CaixaBank S.A.	964,025	11,786,290

		83,900,816

Industrial (0.4%)
Aena SME S.A.†	317,378	8,867,815

Utilities (0.9%)
Iberdrola S.A.	960,670	20,801,767

Total Spain		113,570,398

	Share	Value
COMMON STOCKS (Continued):
Sweden (3.3%):
Communications (0.8%)
Tele2 AB Cl B	444,694	$7,451,558
Telefonaktiebolaget LM Ericsson Cl B	1,049,245	10,211,295

		17,662,853

Financial (1.2%)
Svenska Handelsbanken AB Cl A	834,330	12,087,392
Swedbank AB Cl A	427,517	14,832,723

		26,920,115

Industrial (1.3%)
Assa Abloy AB Cl B	313,762	12,120,894
Atlas Copco AB Cl A	875,278	15,582,205

		27,703,099

Total Sweden		72,286,067

Switzerland (2.9%):
Consumer, Non-cyclical (0.2%)
Sonova Holding AG	22,864	5,914,157

Financial (0.8%)
Zurich Insurance Group AG	22,751	17,215,743

Industrial (1.9%)
ABB Ltd.	290,363	21,404,849
Geberit AG	9,679	7,516,932
Schindler Holding AG	33,218	12,492,132

		41,413,913

Total Switzerland		64,543,813

Taiwan (0.5%):
Technology (0.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	37,961	11,535,968

United Kingdom (10.5%):
Communications (0.4%)
Vodafone Group PLC	7,326,732	9,766,602

Consumer, Cyclical (1.2%)
InterContinental Hotels Group PLC	79,607	11,187,078
Next PLC	79,880	14,705,921

		25,892,999

Consumer, Non-cyclical (4.2%)
AstraZeneca PLC	95,390	17,652,811
British American Tobacco PLC	333,795	18,923,057
Imperial Brands PLC	438,506	18,412,945

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Share	Value
COMMON STOCKS (Continued):
United Kingdom (Continued)
Consumer, Non-cyclical (Continued)
Tesco PLC	2,573,542	$15,304,415
Unilever PLC	332,294	21,711,155

		92,004,383

Financial (3.7%)
3i Group PLC	274,992	12,058,080
Barclays PLC	5,082,381	32,532,975
HSBC Holdings PLC	2,337,251	36,778,845

		81,369,900

Industrial (1.0%)
Rolls-Royce Holdings PLC	1,503,375	23,250,765

Total United Kingdom		232,284,649

United States (13.6%):
Consumer, Non-cyclical (5.6%)
Experian PLC	251,445	11,336,796
GSK PLC	688,575	16,881,943
Novartis AG	353,714	48,740,372
Roche Holding AG	115,917	47,870,275

		124,829,386

	Share	Value
COMMON STOCKS (Continued):
United States (Continued)
Energy (1.3%)
Shell PLC	756,233	$27,868,888

Financial (5.6%)
iShares Core MSCI Emerging Markets ETF	427,282	28,721,896
iShares MSCI China ETF	182,680	10,973,588
iShares MSCI Emerging Markets ex China ETF	304,769	22,150,611
iShares MSCI India ETF	413,485	22,348,864
iShares MSCI South Korea ETF	112,684	10,955,138
Vanguard FTSE Emerging Markets ETF	535,085	28,766,170

		123,916,267

Industrial (1.1%)
Holcim AG	155,355	15,123,859
Schneider Electric SE	33,274	9,102,943

		24,226,802

Total United States		300,841,343

Total Common Stocks (Cost: $1,555,310,440)		2,176,576,985

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.2%):
United States (1.2%)
U.S. Government (1.2%)
U.S. Treasury Bill	A-1+	3.54	01/27/26	$3,000,000	$2,992,360
U.S. Treasury Bill(1)	A-1+	3.69	02/17/26	15,500,000	15,425,973
U.S. Treasury Bill	A-1+	3.85	01/13/26	9,000,000	8,988,523

Total Short-Term Debt Securities (Cost: $27,406,856)					27,406,856

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rate(%)	Face Amount		Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	USD	1,273,668	$1,273,668

Total Temporary Cash Investment (Cost: $1,273,668)				1,273,668

Total Investments (Cost: $1,583,990,964) 99.6%				2,205,257,509

Other Net Assets 0.4%				9,139,910

Net Assets 100.0%				$2,214,397,419

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate values of these securities amount to $40,602,706 and represent 1.8% of net assets.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

MSCI EAFE Index	212	P	March 2026	$30,762,260	$23,491	1.4%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
COMMON STOCKS (100.0%):
Basic Materials (1.2%)
Air Products and Chemicals, Inc.	35	$8,646
Albemarle Corp.	19	2,687
CF Industries Holdings, Inc.	24	1,856
Dow, Inc.	111	2,595
DuPont de Nemours, Inc.	65	2,613
Ecolab, Inc.	40	10,501
Freeport-McMoRan, Inc.	224	11,377
International Flavors & Fragrances, Inc.	40	2,696
International Paper Co.	82	3,230
Linde PLC	72	30,700
LyondellBasell Industries NV Cl A	40	1,732
Mosaic Co.	49	1,180
Newmont Corp.	170	16,975
Nucor Corp.	36	5,872
PPG Industries, Inc.	35	3,586
Sherwin-Williams Co.	36	11,665
Steel Dynamics, Inc.	22	3,728

		121,639

Communications (16.9%)
Airbnb, Inc. Cl A*	71	9,636
Alphabet, Inc. Cl A	975	305,175
Alphabet, Inc. Cl C	779	244,450
Amazon.com, Inc.*	1,629	376,006
AppLovin Corp. Cl A*	47	31,670
Arista Networks, Inc.*	180	23,585
AT&T, Inc.	1,188	29,510
Booking Holdings, Inc.	5	26,777
CDW Corp.	22	2,996
Charter Communications, Inc. Cl A*	15	3,131
Cisco Systems, Inc.	687	52,920
Comcast Corp. Cl A	609	18,203
DoorDash, Inc. Cl A*	62	14,042
eBay, Inc.	75	6,533
Expedia Group, Inc.	19	5,383
F5, Inc.*	10	2,553
FactSet Research Systems, Inc.	7	2,031
Fox Corp. Cl A	35	2,558
Fox Corp. Cl B	24	1,558
Gen Digital, Inc.	98	2,665
GoDaddy, Inc. Cl A*	23	2,854
Match Group, Inc.	39	1,259
Meta Platforms, Inc. Cl A	365	240,933
Motorola Solutions, Inc.	29	11,116
Netflix, Inc.*	710	66,570
News Corp. Cl A	62	1,619
News Corp. Cl B	21	622

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Omnicom Group, Inc.	53	$4,280
Palo Alto Networks, Inc.*	119	21,920
Robinhood Markets, Inc. Cl A*	150	16,965
T-Mobile US, Inc.	80	16,243
Trade Desk, Inc. Cl A*	73	2,771
Uber Technologies, Inc.*	444	36,279
VeriSign, Inc.	14	3,401
Verizon Communications, Inc.	706	28,755
Walt Disney Co.	299	34,017
Warner Bros Discovery, Inc.*	415	11,960

		1,662,946

Consumer, Cyclical (8.8%)
Aptiv PLC*	36	2,739
AutoZone, Inc.*	3	10,175
Best Buy Co., Inc.	33	2,209
Carnival Corp.*	182	5,558
Carvana Co.*	23	9,706
Chipotle Mexican Grill, Inc.*	221	8,177
Copart, Inc.*	190	7,438
Costco Wholesale Corp.	98	84,509
Cummins, Inc.	29	14,803
Darden Restaurants, Inc.	19	3,496
Deckers Outdoor Corp.*	24	2,488
Delta Air Lines, Inc.	138	9,577
Dollar General Corp.	49	6,506
Dollar Tree, Inc.*	42	5,166
Domino’s Pizza, Inc.	6	2,501
DR Horton, Inc.	46	6,625
Fastenal Co.	245	9,832
Ford Motor Co.	655	8,594
General Motors Co.	156	12,686
Genuine Parts Co.	23	2,828
Hasbro, Inc.	22	1,804
Hilton Worldwide Holdings, Inc.	39	11,203
Home Depot, Inc.	167	57,465
Lennar Corp. Cl A	36	3,701
Live Nation Entertainment, Inc.*	26	3,705
Lowe’s Cos., Inc.	93	22,428
Lululemon Athletica, Inc.*	18	3,741
Marriott International, Inc. Cl A	37	11,479
McDonald’s Corp.	119	36,370
NIKE, Inc. Cl B	199	12,678
Norwegian Cruise Line Holdings Ltd.*	76	1,696
NVR, Inc.*	1	7,293

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
O’Reilly Automotive, Inc.*	141	$12,861
PACCAR, Inc.	112	12,265
Pool Corp.	6	1,372
PulteGroup, Inc.	33	3,870
Ralph Lauren Corp.	6	2,122
Ross Stores, Inc.	54	9,728
Royal Caribbean Cruises Ltd.	42	11,715
Southwest Airlines Co.	110	4,546
Starbucks Corp.	190	16,000
Tapestry, Inc.	34	4,344
Target Corp.	101	9,873
Tesla, Inc.*	471	211,818
TJX Cos., Inc.	186	28,571
TKO Group Holdings, Inc.	11	2,299
Tractor Supply Co.	88	4,401
Ulta Beauty, Inc.*	7	4,235
United Airlines Holdings, Inc.*	69	7,716
Walmart, Inc.	976	108,736
Williams-Sonoma, Inc.	20	3,572
WW Grainger, Inc.	9	9,081
Yum! Brands, Inc.	46	6,959

		865,260

Consumer, Non-cyclical (13.2%)
Align Technology, Inc.*	31	4,841
Amgen, Inc.	250	81,828
Archer-Daniels-Midland Co.	107	6,151
Automatic Data Processing, Inc.	86	22,122
Avery Dennison Corp.	12	2,183
Baxter International, Inc.	239	4,567
Biogen, Inc.*	68	11,967
Block, Inc.*	105	6,834
Boston Scientific Corp.*	689	65,696
Brown-Forman Corp. Cl B	39	1,016
Bunge Global S.A.	30	2,672
Cardinal Health, Inc.	110	22,605
Cencora, Inc.	90	30,398
Cigna Group	124	34,129
Cintas Corp.	72	13,541
Clorox Co.	27	2,722
Colgate-Palmolive Co.	179	14,145
Conagra Brands, Inc.	107	1,852
Constellation Brands, Inc. Cl A	31	4,277
Corpay, Inc.*	13	3,912
Corteva, Inc.	105	7,038
CVS Health Corp.	590	46,822
DaVita, Inc.*	16	1,818
Dexcom, Inc.*	181	12,013

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Edwards Lifesciences Corp.*	270	$23,018
Elevance Health, Inc.	103	36,107
Equifax, Inc.	26	5,641
Estee Lauder Cos., Inc. Cl A	54	5,655
GE HealthCare Technologies, Inc.	212	17,388
General Mills, Inc.	119	5,533
Gilead Sciences, Inc.	577	70,821
Global Payments, Inc.	45	3,483
Henry Schein, Inc.*	47	3,552
Hershey Co.	32	5,823
Hologic, Inc.*	103	7,672
Hormel Foods Corp.	64	1,517
Humana, Inc.	55	14,087
IDEXX Laboratories, Inc.*	37	25,032
Incyte Corp.*	77	7,605
Insulet Corp.*	32	9,096
Intuitive Surgical, Inc.*	165	93,449
IQVIA Holdings, Inc.*	79	17,807
J M Smucker Co.	23	2,250
Keurig Dr Pepper, Inc.	303	8,487
Kimberly-Clark Corp.	73	7,365
Kraft Heinz Co.	190	4,608
Kroger Co.	136	8,497
Labcorp Holdings, Inc.	39	9,784
Lamb Weston Holdings, Inc.	31	1,299
McCormick & Co., Inc.	56	3,814
McKesson Corp.	57	46,757
Medtronic PLC	596	57,252
Molina Healthcare, Inc.*	23	3,991
Molson Coors Beverage Co. Cl B	37	1,727
Mondelez International, Inc. Cl A	287	15,449
Monster Beverage Corp.*	159	12,191
Moody’s Corp.	29	14,815
PayPal Holdings, Inc.	179	10,450
PepsiCo, Inc.	304	43,630
Procter & Gamble Co.	520	74,521
Quanta Services, Inc.	32	13,506
Quest Diagnostics, Inc.	52	9,024
ResMed, Inc.	68	16,379
Rollins, Inc.	62	3,721
S&P Global, Inc.	59	30,833
Solventum Corp.*	69	5,468
STERIS PLC	46	11,662
Stryker Corp.	160	56,235
Sysco Corp.	107	7,885
The Campbell’s Company	43	1,198

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Tyson Foods, Inc. Cl A	63	$3,693
United Rentals, Inc.	13	10,521
Verisk Analytics, Inc.	30	6,711
West Pharmaceutical Services, Inc.	33	9,080
Zimmer Biomet Holdings, Inc.	92	8,273
Zoetis, Inc.	205	25,793

		1,305,304

Energy (2.8%)
APA Corp.	59	1,443
Baker Hughes Co.	165	7,514
Chevron Corp.	317	48,314
ConocoPhillips	207	19,377
Coterra Energy, Inc.	127	3,343
Devon Energy Corp.	105	3,846
Diamondback Energy, Inc.	31	4,660
EOG Resources, Inc.	90	9,451
EQT Corp.	104	5,574
Expand Energy Corp.	39	4,304
Exxon Mobil Corp.	706	84,960
First Solar, Inc.*	18	4,702
Halliburton Co.	141	3,985
Kinder Morgan, Inc.	328	9,017
Marathon Petroleum Corp.	50	8,132
Occidental Petroleum Corp.	120	4,934
ONEOK, Inc.	105	7,718
Phillips 66	67	8,646
SLB Ltd.	250	9,595
Targa Resources Corp.	35	6,458
Texas Pacific Land Corp.	9	2,585
Valero Energy Corp.	51	8,302
Williams Cos., Inc.	204	12,262

		279,122

Financial (15.5%)
Aflac, Inc.	90	9,924
Allstate Corp.	50	10,407
American Express Co.	102	37,735
American International Group, Inc.	103	8,812
American Tower Corp.	85	14,923
Ameriprise Financial, Inc.	17	8,336
Aon PLC Cl A	41	14,468
Apollo Global Management, Inc.	89	12,884
Arch Capital Group Ltd.*	68	6,523
Arthur J Gallagher & Co.	49	12,681
Assurant, Inc.	9	2,168

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
AvalonBay Communities, Inc.	26	$4,714
Bank of America Corp.	1,283	70,565
Bank of New York Mellon Corp.	133	15,440
Blackrock, Inc.	27	28,899
Blackstone, Inc.	141	21,734
Brown & Brown, Inc.	56	4,463
BXP, Inc.	27	1,822
Camden Property Trust	19	2,092
Capital One Financial Corp.	121	29,326
Cboe Global Markets, Inc.	19	4,769
CBRE Group, Inc. Cl A*	53	8,522
Charles Schwab Corp.	319	31,871
Chubb Ltd.	69	21,536
Cincinnati Financial Corp.	29	4,736
Citigroup, Inc.	342	39,908
Citizens Financial Group, Inc.	82	4,790
CME Group, Inc.	69	18,843
Coinbase Global, Inc. Cl A*	44	9,950
CoStar Group, Inc.*	77	5,177
Crown Castle, Inc.	79	7,021
Digital Realty Trust, Inc.	58	8,973
Equinix, Inc.	17	13,025
Equity Residential	63	3,971
Erie Indemnity Co. Cl A	4	1,147
Essex Property Trust, Inc.	11	2,878
Everest Group Ltd.	8	2,715
Extra Space Storage, Inc.	38	4,948
Federal Realty Investment Trust	14	1,411
Fifth Third Bancorp	126	5,898
Franklin Resources, Inc.	58	1,386
Global X S&P 500 Catholic Values ETF	1,889	155,326
Globe Life, Inc.	15	2,098
Goldman Sachs Group, Inc.	57	50,103
Hartford Insurance Group, Inc.	53	7,303
Host Hotels & Resorts, Inc.	116	2,057
Huntington Bancshares, Inc.	300	5,205
Interactive Brokers Group, Inc. Cl A	85	5,466
Intercontinental Exchange, Inc.	108	17,492
Invesco Ltd.	85	2,233

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Invitation Homes, Inc.	102	$2,835
Iron Mountain, Inc.	53	4,396
JPMorgan Chase & Co.	520	167,554
KeyCorp	177	3,653
Kimco Realty Corp.	123	2,493
KKR & Co., Inc.	131	16,700
Loews Corp.	32	3,370
M&T Bank Corp.	29	5,843
Marsh & McLennan Cos., Inc.	94	17,439
Mastercard, Inc. Cl A	157	89,628
MetLife, Inc.	105	8,289
Mid-America Apartment Communities, Inc.	21	2,917
Morgan Stanley	231	41,009
Nasdaq, Inc.	86	8,353
Northern Trust Corp.	36	4,917
PNC Financial Services Group, Inc.	74	15,446
Principal Financial Group, Inc.	38	3,352
Progressive Corp.	112	25,505
Prologis, Inc.	169	21,575
Prudential Financial, Inc.	66	7,450
Public Storage	28	7,266
Raymond James Financial, Inc.	33	5,299
Realty Income Corp.	168	9,470
Regency Centers Corp.	29	2,002
Regions Financial Corp.	167	4,526
SBA Communications Corp.	19	3,675
Simon Property Group, Inc.	59	10,921
State Street Corp.	53	6,838
Synchrony Financial	68	5,673
T Rowe Price Group, Inc.	41	4,198
Travelers Cos., Inc.	42	12,182
Truist Financial Corp.	244	12,007
UDR, Inc.	54	1,981
US Bancorp	297	15,848
Visa, Inc. Cl A	322	112,929
W R Berkley Corp.	57	3,997
Wells Fargo & Co.	600	55,920
Welltower, Inc.	125	23,201
Weyerhaeuser Co.	131	3,103
Willis Towers Watson PLC	18	5,915

		1,528,349

Industrial (6.9%)
3M Co.	113	18,091
A O Smith Corp.	24	1,605

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Allegion PLC	18	$2,866
Amcor PLC	360	3,002
AMETEK, Inc.	49	10,060
Amphenol Corp. Cl A	213	28,785
Axon Enterprise, Inc.*	16	9,087
Ball Corp.	42	2,225
Builders FirstSource, Inc.*	23	2,366
Carrier Global Corp.	169	8,930
Caterpillar, Inc.	99	56,714
CH Robinson Worldwide, Inc.	25	4,019
Comfort Systems USA, Inc.	7	6,533
CRH PLC	104	12,979
CSX Corp.	398	14,428
Deere & Co.	53	24,675
Dover Corp.	29	5,662
Eaton Corp. PLC	82	26,118
EMCOR Group, Inc.	9	5,506
Emerson Electric Co.	119	15,794
Expeditors International of Washington, Inc.	29	4,321
FedEx Corp.	46	13,288
Fortive Corp.	67	3,699
Garmin Ltd.	27	5,477
GE Vernova, Inc.	58	37,907
Generac Holdings, Inc.*	12	1,636
General Electric Co.	225	69,307
Howmet Aerospace, Inc.	85	17,427
Hubbell, Inc.	11	4,885
IDEX Corp.	16	2,847
Illinois Tool Works, Inc.	56	13,793
Ingersoll Rand, Inc.	76	6,021
Jabil, Inc.	18	4,104
Jacobs Solutions, Inc.	25	3,312
JB Hunt Transport Services, Inc.	16	3,109
Johnson Controls International PLC	130	15,568
Keysight Technologies, Inc.*	29	5,893
Lennox International, Inc.	6	2,913
Martin Marietta Materials, Inc.	10	6,227
Masco Corp.	44	2,792
Mettler-Toledo International, Inc.*	9	12,548
Nordson Corp.	11	2,645
Norfolk Southern Corp.	48	13,859
Old Dominion Freight Line, Inc.	39	6,115
Otis Worldwide Corp.	83	7,250

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Packaging Corp. of America	14	$2,887
Pentair PLC	35	3,645
Republic Services, Inc.	43	9,113
Rockwell Automation, Inc.	24	9,338
Smurfit WestRock PLC	81	3,132
Snap-on, Inc.	11	3,791
Stanley Black & Decker, Inc.	33	2,451
TE Connectivity PLC	51	11,603
Trane Technologies PLC	47	18,292
Trimble, Inc.*	41	3,212
Union Pacific Corp.	127	29,378
United Parcel Service, Inc. Cl B	158	15,672
Veralto Corp.	53	5,288
Vulcan Materials Co.	21	5,990
Waste Management, Inc.	79	17,357
Westinghouse Air Brake Technologies Corp.	36	7,684
Xylem, Inc.	52	7,081

		682,302

Technology (32.5%)
Accenture PLC Cl A	108	28,976
Adobe, Inc.*	72	25,199
Akamai Technologies, Inc.*	25	2,181
Analog Devices, Inc.	85	23,052
Apple, Inc.	2,577	700,583
Applied Materials, Inc.	139	35,722
Autodesk, Inc.*	37	10,952
Broadcom, Inc.	823	284,840
Broadridge Financial Solutions, Inc.	25	5,579
Cadence Design Systems, Inc.*	47	14,691
Cognizant Technology Solutions Corp. Cl A	84	6,972
Crowdstrike Holdings, Inc. Cl A*	43	20,157
Datadog, Inc. Cl A*	57	7,751
Dayforce, Inc.*	34	2,351
Dell Technologies, Inc. Cl C	52	6,546
Electronic Arts, Inc.	37	7,560
EPAM Systems, Inc.*	9	1,844
Fair Isaac Corp.*	4	6,763
Fidelity National Information Services, Inc.	98	6,513
Fiserv, Inc.*	102	6,851
Fortinet, Inc.*	110	8,735

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Gartner, Inc.*	12	$3,027
HP, Inc.	163	3,632
Intel Corp.*	782	28,856
Intuit, Inc.	49	32,459
Jack Henry & Associates, Inc.	13	2,372
KLA Corp.	22	26,732
Lam Research Corp.	219	37,488
Microchip Technology, Inc.	94	5,990
Micron Technology, Inc.	196	55,940
Microsoft Corp.	1,296	626,772
Monolithic Power Systems, Inc.	8	7,251
MSCI, Inc.	14	8,032
NetApp, Inc.	34	3,641
NVIDIA Corp.	4,237	790,201
NXP Semiconductors NV	43	9,334
ON Semiconductor Corp.*	70	3,791
Oracle Corp.	293	57,109
Palantir Technologies, Inc. Cl A*	398	70,745
Paychex, Inc.	69	7,740
Paycom Software, Inc.	10	1,594
PTC, Inc.*	20	3,484
QUALCOMM, Inc.	187	31,986
Roper Technologies, Inc.	18	8,012
Salesforce, Inc.	166	43,975
Seagate Technology Holdings PLC	37	10,189
ServiceNow, Inc.*	181	27,727
Skyworks Solutions, Inc.	25	1,585
Super Micro Computer, Inc.*	87	2,547
Synopsys, Inc.*	32	15,031
Take-Two Interactive Software, Inc.*	29	7,425
Teradyne, Inc.	27	5,226
Texas Instruments, Inc.	158	27,411
Tyler Technologies, Inc.*	7	3,178
Western Digital Corp.	59	10,164
Workday, Inc. Cl A*	37	7,947
Zebra Technologies Corp. Cl A*	8	1,943

		3,204,354

Utilities (2.2%)
AES Corp.	119	1,706
Alliant Energy Corp.	43	2,795
Ameren Corp.	45	4,494
American Electric Power Co., Inc.	89	10,263

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
American Water Works Co., Inc.	32	$4,176
Atmos Energy Corp.	26	4,358
CenterPoint Energy, Inc.	109	4,179
CMS Energy Corp.	50	3,497
Consolidated Edison, Inc.	60	5,959
Constellation Energy Corp.	52	18,370
Dominion Energy, Inc.	143	8,378
DTE Energy Co.	34	4,385
Duke Energy Corp.	130	15,237
Edison International	64	3,841
Entergy Corp.	74	6,840
Evergy, Inc.	38	2,755
Eversource Energy	63	4,242
Exelon Corp.	169	7,367
FirstEnergy Corp.	87	3,895
NextEra Energy, Inc.	349	28,018
NiSource, Inc.	80	3,341
NRG Energy, Inc.	32	5,096

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
PG&E Corp.	368	$5,914
Pinnacle West Capital Corp.	20	1,774
PPL Corp.	124	4,342
Public Service Enterprise Group, Inc.	83	6,665
Sempra	109	9,624
Southern Co.	184	16,045
Vistra Corp.	53	8,550
WEC Energy Group, Inc.	54	5,695
Xcel Energy, Inc.	99	7,312

		219,113

Total Common Stocks (Cost: $6,690,418)		9,868,389

RIGHTS (–%):
Consumer, Non-cyclical (–%)
Contra ABIOMED, Inc. — contingent value rights*	20	0‡

Total Rights (Cost: $—)		0

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$10,727	$10,727

Total Temporary Cash Investment (Cost: $10,727)			10,727

Total Investments (Cost: $6,701,145) 100.1%			9,879,116

Other Net Assets -0.1%			(11,408)

Net Assets 100.0%			$9,867,708

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

_____

*	Non-income producing security.
‡	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.3%)	8,171,563	$102,226,256
Equity Index Fund (22.7%)	966,830	67,697,413
Intermediate Bond Fund (27.6%)	8,382,981	82,153,217
International Fund (6.0%)	1,616,113	17,777,248
Mid Cap Equity Index Fund (4.0%)	597,044	12,000,578
US Government Money Market Fund (5.4%)	16,232,363	16,232,363

Total Affiliated Mutual Funds (Cost: $283,105,950)		298,087,075

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$25	$25

Total Temporary Cash Investment (Cost: $25)			25

Total Investments (Cost: $283,105,975) 100.0%			298,087,100

Other Net Assets -0.0%(1)			(79,367)

Net Assets 100.0%			$298,007,733

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

_____

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2020 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.8%)	11,334,647	$141,796,438
Equity Index Fund (23.1%)	1,347,086	94,322,934
Intermediate Bond Fund (22.9%)	9,511,940	93,217,016
International Fund (8.5%)	3,145,230	34,597,526
Mid Cap Equity Index Fund (4.3%)	876,608	17,619,818
Small Cap Growth Fund (0.6%)	166,842	2,469,266
Small Cap Value Fund (1.1%)	330,254	4,649,970
US Government Money Market Fund (4.7%)	19,084,162	19,084,162

Total Investments (Cost: $386,325,120) 100.0%		407,757,130

Other Net Assets -0.0%(1)		(104,785)

Net Assets 100.0%		$407,652,345

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2025 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

		Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (32.0%)		27,328,390	$341,878,155
Equity Index Fund (29.2%)		4,444,327	311,191,746
Intermediate Bond Fund (16.6%)		18,107,665	177,455,114
International Fund (12.3%)		11,910,859	131,019,447
Mid Cap Equity Index Fund (4.6%)		2,463,498	49,516,317
Small Cap Growth Fund (1.0%)		698,456	10,337,151
Small Cap Value Fund (1.5%)		1,154,990	16,262,259
US Government Money Market Fund (2.8%)		29,594,879	29,594,879

Total Affiliated Mutual Funds (Cost: $989,698,036)			1,067,255,068

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional Shares	3.63	$27	$27

Total Temporary Cash Investment (Cost: $27)			27

Total Investments (Cost: $989,698,063) 100.0%			1,067,255,095

Other Net Assets -0.0%(1)			(209,658)

Net Assets 100.0%			$1,067,045,437

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2030 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (26.4%)	31,659,803	$396,064,140
Equity Index Fund (34.1%)	7,313,265	512,074,809
Intermediate Bond Fund (12.7%)	19,434,956	190,462,570
International Fund (14.3%)	19,556,054	215,116,590
Mid Cap Equity Index Fund (3.7%)	2,765,786	55,592,304
Mid Cap Growth Fund (1.4%)	2,194,659	21,090,673
Mid Cap Value Fund (1.5%)	1,363,156	21,974,067
Small Cap Growth Fund (1.3%)	1,333,924	19,742,077
Small Cap Value Fund (1.9%)	2,017,955	28,412,807
US Government Money Market Fund (2.7%)	40,961,016	40,961,016

Total Investments (Cost: $1,375,097,111) 100.0%		1,501,491,053

Other Net Assets -0.0%(1)		(283,938)

Net Assets 100.0%		$1,501,207,115

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2035 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (21.2%)	26,287,817	$328,860,594
Equity Index Fund (39.0%)	8,657,659	606,209,269
Intermediate Bond Fund (8.2%)	12,986,457	127,267,282
International Fund (17.5%)	24,737,374	272,111,109
Mid Cap Equity Index Fund (5.5%)	4,231,900	85,061,195
Mid Cap Growth Fund (1.2%)	1,872,863	17,998,210
Mid Cap Value Fund (1.2%)	1,160,625	18,709,282
Small Cap Equity Index Fund (0.4%)	627,002	6,633,678
Small Cap Growth Fund (1.6%)	1,685,778	24,949,517
Small Cap Value Fund (1.6%)	1,710,446	24,083,075
US Government Money Market Fund (2.6%)	41,038,032	41,038,032

Total Investments (Cost: $1,406,285,623) 100.0%		1,552,921,243

Other Net Assets -0.0%(1)		(291,757)

Net Assets 100.0%		$1,552,629,486

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2040 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.6%)	14,635,316	$183,087,799
Equity Index Fund (43.1%)	8,302,698	581,354,892
Intermediate Bond Fund (5.6%)	7,709,884	75,556,867
International Fund (21.6%)	26,506,810	291,574,907
Mid Cap Equity Index Fund (7.8%)	5,226,226	105,047,133
Mid Cap Growth Fund (0.9%)	1,180,146	11,341,206
Mid Cap Value Fund (0.9%)	731,544	11,792,493
Small Cap Equity Index Fund (1.7%)	2,202,192	23,299,191
Small Cap Growth Fund (1.5%)	1,403,549	20,772,532
Small Cap Value Fund (1.5%)	1,448,665	20,397,199
US Government Money Market Fund (1.8%)	23,808,139	23,808,139

Total Investments (Cost: $1,198,819,862) 100.0%		1,348,032,358

Other Net Assets -0.0%(1)		(257,146)

Net Assets 100.0%		$1,347,775,212

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2045 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (8.9%)	9,964,956	$124,661,596
Equity Index Fund (46.3%)	9,278,453	649,677,299
Intermediate Bond Fund (3.4%)	4,805,714	47,095,997
International Fund (23.5%)	29,928,164	329,209,805
Mid Cap Equity Index Fund (8.7%)	6,062,717	121,860,606
Mid Cap Growth Fund (0.8%)	1,232,684	11,846,091
Mid Cap Value Fund (0.9%)	763,574	12,308,818
Small Cap Equity Index Fund (1.9%)	2,570,277	27,193,530
Small Cap Growth Fund (2.0%)	1,925,434	28,496,422
Small Cap Value Fund (1.8%)	1,787,884	25,173,411
US Government Money Market Fund (1.8%)	24,665,456	24,665,456

Total Investments (Cost: $1,236,804,553) 100.0%		1,402,189,031

Other Net Assets -0.0%(1)		(266,206)

Net Assets 100.0%		$1,401,922,825

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1) Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2050 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.1%)	6,258,418	$78,292,805
Equity Index Fund (47.0%)	7,407,553	518,676,887
Intermediate Bond Fund (2.4%)	2,728,823	26,742,468
International Fund (23.7%)	23,789,157	261,680,731
Mid Cap Equity Index Fund (8.4%)	4,595,117	92,361,852
Mid Cap Growth Fund (1.7%)	2,003,344	19,252,137
Mid Cap Value Fund (1.8%)	1,242,823	20,034,311
Small Cap Equity Index Fund (1.9%)	1,993,791	21,094,312
Small Cap Growth Fund (2.2%)	1,633,688	24,178,584
Small Cap Value Fund (2.1%)	1,608,824	22,652,245
US Government Money Market Fund (1.7%)	19,151,062	19,151,062

Total Investments (Cost: $973,509,892) 100.0%		1,104,117,394

Other Net Assets -0.0%(1)		(214,998)

Net Assets 100.0%		$1,103,902,396

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2055 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (6.0%)	3,215,648	$40,227,760
Equity Index Fund (48.1%)	4,625,092	323,848,957
Intermediate Bond Fund (0.8%)	525,261	5,147,560
International Fund (25.2%)	15,440,386	169,844,242
Mid Cap Equity Index Fund (9.0%)	3,012,288	60,546,988
Mid Cap Growth Fund (1.7%)	1,203,908	11,569,559
Mid Cap Value Fund (1.8%)	747,080	12,042,935
Small Cap Equity Index Fund (1.9%)	1,231,766	13,032,086
Small Cap Growth Fund (2.3%)	1,066,509	15,784,331
Small Cap Value Fund (2.3%)	1,097,221	15,448,866
US Government Money Market Fund (0.9%)	5,841,977	5,841,977

Total Investments (Cost: $594,028,953) 100.0%		673,335,261

Other Net Assets -0.0%(1)		(140,654)

Net Assets 100.0%		$673,194,607

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2060 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.2%)	1,331,439	$16,656,303
Equity Index Fund (47.0%)	2,660,737	186,304,809
Intermediate Bond Fund (0.6%)	247,210	2,422,655
International Fund (26.4%)	9,513,237	104,645,607
Mid Cap Equity Index Fund (9.5%)	1,875,203	37,691,572
Mid Cap Growth Fund (1.9%)	775,777	7,455,217
Mid Cap Value Fund (1.9%)	480,379	7,743,706
Small Cap Equity Index Fund (2.0%)	735,485	7,781,431
Small Cap Growth Fund (2.9%)	785,579	11,626,565
Small Cap Value Fund (2.8%)	791,248	11,140,768
US Government Money Market Fund (0.8%)	3,272,321	3,272,321

Total Investments (Cost: $348,901,992) 100.0%		396,740,954

Other Net Assets -0.0%(1)		(93,198)

Net Assets 100.0%		$396,647,756

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2065 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (3.2%)	463,844	$5,802,692
Equity Index Fund (47.0%)	1,238,541	86,722,667
Intermediate Bond Fund (0.7%)	136,686	1,339,526
International Fund (25.8%)	4,325,321	47,578,536
Mid Cap Equity Index Fund (9.2%)	843,029	16,944,884
Mid Cap Growth Fund (2.6%)	494,168	4,748,959
Mid Cap Value Fund (2.7%)	305,803	4,929,545
Small Cap Equity Index Fund (2.0%)	349,264	3,695,218
Small Cap Growth Fund (3.0%)	379,559	5,617,468
Small Cap Value Fund (3.0%)	396,943	5,588,962
US Government Money Market Fund (0.8%)	1,473,769	1,473,769

Total Investments (Cost: $167,144,320) 100.0%		184,442,226

Other Net Assets -0.0%(1)		(56,676)

Net Assets 100.0%		$184,385,550

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2070 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.7%)
MoA Funds
Core Bond Fund (1.9%)	7,397	$92,535
Equity Index Fund (45.7%)	31,544	2,208,696
Intermediate Bond Fund (1.0%)	4,702	46,081
International Fund (25.5%)	111,829	1,230,114
Mid Cap Equity Index Fund (11.0%)	26,403	530,705
Mid Cap Growth Fund (2.8%)	14,155	136,031
Mid Cap Value Fund (2.9%)	8,686	140,013
Small Cap Equity Index Fund (2.0%)	9,234	97,700
Small Cap Growth Fund (3.5%)	11,392	168,605
Small Cap Value Fund (3.4%)	11,775	165,788
US Government Money Market Fund (1.0%)	45,888	45,888

Total Investments (Cost: $4,832,055) 100.7%		4,862,156

Other Net Assets -0.7%		(33,419)

Net Assets 100.0%		$4,828,737

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.0%)	3,975,024	$49,727,544
Equity Index Fund (30.2%)	632,151	44,263,180
Intermediate Bond Fund (20.0%)	2,987,564	29,278,124
International Fund (6.2%)	829,972	9,129,693
Mid Cap Equity Index Fund (5.1%)	373,390	7,505,145
US Government Money Market Fund (4.5%)	6,584,317	6,584,317

Total Investments (Cost: $141,563,040) 100.0%		146,488,003

Other Net Assets -0.0%(1)		(36,979)

Net Assets 100.0%		$146,451,024

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MOA MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (24.0%)	7,561,366	$94,592,690
Equity Index Fund (35.9%)	2,024,851	141,780,067
Intermediate Bond Fund (14.0%)	5,648,981	55,360,017
International Fund (16.1%)	5,773,314	63,506,450
Mid Cap Equity Index Fund (10.0%)	1,960,187	39,399,762

Total Investments (Cost: $360,447,118) 100.0%		394,638,986

Other Net Assets -0.0%(1)		(41,695)

Net Assets 100.0%		$394,597,291

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.8%)	3,719,409	$46,529,806
Equity Index Fund (36.2%)	1,750,272	122,554,027
Intermediate Bond Fund (3.9%)	1,358,785	13,316,091
International Fund (21.5%)	6,628,179	72,909,971
Mid Cap Equity Index Fund (15.6%)	2,623,169	52,725,696
Small Cap Growth Fund (4.7%)	1,073,851	15,892,996
Small Cap Value Fund (4.3%)	1,028,059	14,475,071

Total Investments (Cost: $299,224,642) 100.0%		338,403,658

Other Net Assets -0.0%(1)		(39,054)

Net Assets 100.0%		$338,364,604

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (100.5%):
U.S. Government (87.0%)
U.S. Treasury Bill	A-1+	3.50	01/06/26	$30,000,000	$29,984,127
U.S. Treasury Bill	A-1+	3.55	03/10/26	15,250,000	15,141,968
U.S. Treasury Bill	A-1+	3.56	01/13/26	30,000,000	29,961,742
U.S. Treasury Bill	A-1+	3.57	03/17/26	25,000,000	24,805,589
U.S. Treasury Bill	A-1+	3.58	02/03/26	26,500,000	26,412,512
U.S. Treasury Bill	A-1+	3.58	01/29/26	23,000,000	22,932,326
U.S. Treasury Bill	A-1+	3.60	01/20/26	20,000,000	19,959,512
U.S. Treasury Bill	A-1+	3.60	03/31/26	17,750,000	17,591,185
U.S. Treasury Bill	A-1+	3.60	02/17/26	21,000,000	20,896,913
U.S. Treasury Bill	A-1+	3.60	03/24/26	22,500,000	22,308,725
U.S. Treasury Bill	A-1+	3.60	02/10/26	23,000,000	22,907,923
U.S. Treasury Bill	A-1+	3.60	02/24/26	21,500,000	21,378,588
U.S. Treasury Bill	A-1+	3.60	02/05/26	27,000,000	26,900,360
U.S. Treasury Bill	A-1+	3.61	04/07/26	30,250,000	29,958,209
U.S. Treasury Bill	A-1+	3.61	04/14/26	25,000,000	24,747,007
U.S. Treasury Bill	A-1+	3.62	04/28/26	27,750,000	27,430,781
U.S. Treasury Bill	A-1+	3.62	04/21/26	20,000,000	19,783,245
U.S. Treasury Bill	A-1+	3.62	03/12/26	2,000,000	1,986,230
U.S. Treasury Bill	A-1+	3.62	03/03/26	24,000,000	23,846,891
U.S. Treasury Bill	A-1+	3.66	02/12/26	14,000,000	13,937,933

					442,871,766

U.S. Government Agencies (13.5%)
FHLB	A-1+	3.51	01/14/26	35,000,000	34,951,467
FHLB	A-1+	3.53	02/18/26	21,500,000	21,397,545
FHLMC	A-1+	3.51	01/30/26	12,500,000	12,462,491

					68,811,503

Total Short-Term Debt Securities (Cost: $511,683,269)					511,683,269

			Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional Shares			3.63	$137,725	$137,725

Total Temporary Cash Investment (Cost: $137,725)					137,725

Total Investments (Cost: $511,820,994) 100.5%					511,820,994

Other Net Assets -0.5%					(2,394,644)

Net Assets 100.0%					$509,426,350

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

FHLB =	Federal Home Loan Bank
FHLMC =	Federal Home Loan Mortgage Corporation

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

(1)	Percentage is less than 0.05%.
**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.2%):
U.S. Government (46.0%)
U.S. Treasury Note	AA+	0.38	01/31/26	$2,500,000	$2,493,290
U.S. Treasury Note	AA+	0.63	08/15/30	14,600,000	12,715,687
U.S. Treasury Note	AA+	1.50	11/30/28	6,800,000	6,420,156
U.S. Treasury Note	AA+	1.75	01/31/29	9,980,000	9,459,948
U.S. Treasury Note	AA+	2.63	01/31/26	1,000,000	999,158
U.S. Treasury Note	AA+	3.38	11/30/27	8,000,000	7,985,313
U.S. Treasury Note	AA+	3.50	10/31/27	40,000,000	40,015,625
U.S. Treasury Note	AA+	3.50	04/30/28	19,600,000	19,601,531
U.S. Treasury Note	AA+	3.63	03/31/28	29,100,000	29,184,117
U.S. Treasury Note	AA+	3.63	09/30/30	9,000,000	8,973,984
U.S. Treasury Note	AA+	3.63	10/31/30	10,000,000	9,967,969
U.S. Treasury Note	AA+	3.75	06/30/27	32,000,000	32,127,500
U.S. Treasury Note	AA+	3.75	06/30/30	33,000,000	33,110,859
U.S. Treasury Note	AA+	3.75	08/31/31	2,200,000	2,195,188
U.S. Treasury Note	AA+	3.75	10/31/32	10,000,000	9,904,688
U.S. Treasury Note	AA+	3.88	11/30/27	21,900,000	22,059,117
U.S. Treasury Note	AA+	3.88	06/30/30	27,645,000	27,878,255
U.S. Treasury Note	AA+	3.88	08/31/32	4,820,000	4,814,728
U.S. Treasury Note	AA+	3.88	08/15/33	31,420,000	31,213,806
U.S. Treasury Note	AA+	3.88	08/15/34	3,600,000	3,551,625
U.S. Treasury Note	AA+	4.00	02/15/26	3,000,000	3,001,010
U.S. Treasury Note	AA+	4.00	03/31/30	3,200,000	3,243,250
U.S. Treasury Note	AA+	4.00	05/31/30	5,210,000	5,280,823
U.S. Treasury Note	AA+	4.00	11/15/35	10,000,000	9,878,125
U.S. Treasury Note	AA+	4.13	07/31/28	16,500,000	16,751,367
U.S. Treasury Note	AA+	4.13	11/30/29	12,500,000	12,725,586
U.S. Treasury Note	AA+	4.13	07/31/31	4,200,000	4,273,500
U.S. Treasury Note	AA+	4.13	11/15/32	20,000,000	20,259,375
U.S. Treasury Note	AA+	4.25	05/15/35	3,970,000	4,011,561
U.S. Treasury Note	AA+	4.38	11/30/28	4,900,000	5,013,313
U.S. Treasury Note	AA+	4.38	11/30/30	7,500,000	7,723,828
U.S. Treasury Note	AA+	4.38	05/15/34	11,300,000	11,570,141
U.S. Treasury Note	AA+	4.50	11/15/33	2,500,000	2,586,328
U.S. Treasury Note	AAA	4.63	09/30/30	15,000,000	15,603,516
U.S. Treasury Note	AA+	4.63	04/30/31	16,000,000	16,672,500
U.S. Treasury Note	AA+	4.63	05/31/31	6,900,000	7,190,555
U.S. Treasury Note	AA+	4.63	02/15/35	15,100,000	15,708,719
U.S. Treasury Note	AA+	4.88	10/31/30	11,500,000	12,092,070

					488,258,111

U.S. Government Agencies (8.2%)
Mortgage-Backed Obligations (8.0%)
FHLMC	AA+	4.06	07/01/32	14,525,000	14,328,761
FHLMC	AA+	4.10	07/01/32	13,524,000	13,369,353
FHLMC	AA+	4.15	09/01/31	5,663,000	5,644,044
FHLMC	AA+	4.15	07/01/32	15,000,000	14,859,904
FNMA	AA+	3.92	11/01/30	4,770,000	4,725,628
FNMA	AA+	4.13	10/01/30	18,904,000	18,898,568
FNMA	AA+	4.13	11/01/32	3,126,000	3,087,647

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	4.25	11/01/32	$10,000,000	$9,940,575

					84,854,480

Non-Mortgage-Backed Obligations (0.2%)
FHLB	AA+	5.00	10/22/32	2,000,000	1,996,458

					1,996,458

Corporate Debt (45.0%)
Basic Materials (0.5%)
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	5,000,000	4,797,570

					4,797,570

Communications (2.9%)
AT&T, Inc.	BBB	2.75	06/01/31	5,250,000	4,826,362
Meta Platforms, Inc.	AA-	4.20	11/15/30	4,000,000	4,012,937
Motorola Solutions, Inc.	BBB	4.85	08/15/30	5,000,000	5,103,344
Sprint Capital Corp.	BBB-	6.88	11/15/28	4,500,000	4,831,810
T-Mobile USA, Inc.	BBB	3.38	04/15/29	5,085,000	4,959,943
Uber Technologies, Inc.†	BBB	4.50	08/15/29	2,250,000	2,254,094
VeriSign, Inc.	BBB	2.70	06/15/31	300,000	272,901
VeriSign, Inc.	BBB	4.75	07/15/27	3,500,000	3,500,448
Verizon Communications, Inc.	BBB+	4.75	01/15/33	1,510,000	1,510,565

					31,272,404

Consumer, Cyclical (2.5%)
AutoZone, Inc.	BBB	6.25	11/01/28	3,500,000	3,699,753
Darden Restaurants, Inc.	BBB	3.85	05/01/27	2,341,000	2,335,334
Dick’s Sporting Goods, Inc.†	BBB	4.00	10/01/29	2,300,000	2,256,564
Ford Motor Credit Co. LLC	BBB-	6.80	11/07/28	2,300,000	2,414,281
General Motors Financial Co., Inc.	BBB	3.10	01/12/32	1,955,000	1,784,896
Lennar Corp.	BBB	5.00	06/15/27	3,500,000	3,530,160
Lowe’s Cos., Inc.	BBB+	2.63	04/01/31	5,300,000	4,864,384
Lowe’s Cos., Inc.	BBB+	4.50	10/15/32	300,000	298,709
Mattel, Inc.†	BBB	5.88	12/15/27	1,181,000	1,183,607
Toll Brothers Finance Corp.	BBB	4.88	03/15/27	3,731,000	3,759,931

					26,127,619

Consumer, Non-cyclical (4.2%)
AbbVie, Inc.	A-	4.80	03/15/29	3,500,000	3,588,112
AbbVie, Inc.	A-	5.05	03/15/34	2,200,000	2,263,994
Amgen, Inc.	BBB+	5.15	03/02/28	4,375,000	4,478,456
Block Financial LLC	BBB	5.38	09/15/32	4,180,000	4,212,583
Bunge Ltd. Finance Corp.	A-	2.75	05/14/31	4,400,000	4,043,991
Bunge Ltd. Finance Corp.	A-	4.20	09/17/29	660,000	660,918
Constellation Brands, Inc.	BBB	4.80	01/15/29	2,875,000	2,921,873
CVS Health Corp.	BBB	3.25	08/15/29	2,375,000	2,293,304
CVS Health Corp.	BBB	5.40	06/01/29	2,500,000	2,588,313
Elevance Health, Inc.	A-	2.88	09/15/29	2,900,000	2,765,344
Equifax, Inc.	BBB	4.80	09/15/29	4,500,000	4,576,546
GE HealthCare Technologies, Inc.	BBB	4.80	01/15/31	2,500,000	2,548,476
Global Payments, Inc.	BBB-	4.88	11/15/30	4,000,000	4,006,695

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Consumer, Non-cyclical (Continued)
J M Smucker Co.	BBB	5.90	11/15/28	$3,300,000	$3,460,291

					44,408,896

Energy (4.7%)
Antero Resources Corp.†	BBB-	5.38	03/01/30	2,615,000	2,650,476
Cheniere Energy Partners LP	BBB+	4.50	10/01/29	4,934,000	4,949,375
Diamondback Energy, Inc.	BBB	5.15	01/30/30	2,075,000	2,136,395
Diamondback Energy, Inc.	BBB	5.20	04/18/27	2,500,000	2,537,359
Energy Transfer LP	BBB	5.25	07/01/29	3,465,000	3,568,921
Energy Transfer LP	BBB	5.55	02/15/28	845,000	867,725
EQT Corp.	BBB-	3.90	10/01/27	1,974,000	1,965,264
HF Sinclair Corp.	BBB-	4.50	10/01/30	4,000,000	3,939,127
HF Sinclair Corp.	BBB-	5.75	01/15/31	1,130,000	1,168,594
Kinder Morgan, Inc.	BBB	5.10	08/01/29	4,495,000	4,625,700
MPLX LP	BBB	4.25	12/01/27	4,710,000	4,725,948
Occidental Petroleum Corp.	BB+	6.38	09/01/28	2,180,000	2,285,982
ONEOK, Inc.	BBB	4.40	10/15/29	1,650,000	1,656,423
ONEOK, Inc.†	BBB	5.63	01/15/28	2,370,000	2,418,919
Plains All American Pipeline LP / PAA Finance Corp.	BBB	4.70	01/15/31	1,525,000	1,535,427
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	2,415,000	2,456,070
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	BBB	6.88	01/15/29	2,250,000	2,276,828
Western Midstream Operating LP	BBB-	4.75	08/15/28	3,738,000	3,784,315

					49,548,848

Financial (19.6%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	4,700,000	4,704,050
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,151,655
American Express Co.(1)(2)	A-	4.92	07/20/33	3,775,000	3,846,577
American Express Co.(1)(2)	A-	5.53	04/25/30	3,060,000	3,194,920
American Tower Corp.	BBB+	2.90	01/15/30	3,900,000	3,706,708
American Tower Corp.	BBB+	5.80	11/15/28	750,000	783,014
Aon North America, Inc.	A-	5.15	03/01/29	4,300,000	4,427,855
Arthur J Gallagher & Co.	BBB	4.60	12/15/27	3,000,000	3,033,326
Bank of America Corp.(1)(2)	A-	2.97	02/04/33	2,500,000	2,287,816
Bank of America Corp.(1)(2)	A-	3.97	03/05/29	3,000,000	2,995,630
Bank of America Corp.(1)(2)	A-	5.20	04/25/29	7,000,000	7,172,872
Bank of New York Mellon Corp.(1)(2)	A	4.94	02/11/31	6,500,000	6,687,693
Bank of New York Mellon Corp.(1)(2)	A	5.06	07/22/32	675,000	699,616
BankUnited, Inc.	BBB-	5.13	06/11/30	1,000,000	1,005,473
Boston Properties LP	BBB	3.25	01/30/31	3,100,000	2,909,258
Boston Properties LP	BBB	4.50	12/01/28	2,000,000	2,013,742
Capital One Financial Corp.(1)(2)	BBB	4.93	05/10/28	1,475,000	1,493,199
Capital One Financial Corp.(1)(2)	BBB	6.31	06/08/29	3,940,000	4,136,554
Citigroup, Inc.(1)(2)	BBB+	3.98	03/20/30	9,675,000	9,592,852
Citigroup, Inc.(1)(2)	BBB+	4.79	03/04/29	2,000,000	2,029,501
Citizens Financial Group, Inc.(1)(2)	BBB+	5.84	01/23/30	4,425,000	4,621,130

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Digital Realty Trust LP	BBB+	5.55	01/15/28	$4,543,000	$4,669,856
Equinix, Inc.	BBB+	3.20	11/18/29	3,370,000	3,237,493
Fifth Third Bancorp(1)(2)	BBB+	4.90	09/06/30	1,600,000	1,626,842
Fifth Third Bancorp(1)(2)	BBB+	6.34	07/27/29	2,200,000	2,316,817
First Horizon Bank	BBB	5.75	05/01/30	2,568,000	2,655,569
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	2,600,000	2,444,644
Goldman Sachs Group, Inc.(1)(2)	BBB+	2.64	02/24/28	2,935,000	2,889,590
Goldman Sachs Group, Inc.(1)(2)	BBB+	3.10	02/24/33	6,000,000	5,531,109
Host Hotels & Resorts LP	BBB-	3.38	12/15/29	4,100,000	3,935,277
JPMorgan Chase & Co.(1)(2)	A	5.00	07/22/30	10,650,000	10,938,164
KeyBank N.A	BBB+	5.85	11/15/27	1,000,000	1,030,492
KeyCorp.	BBB	2.55	10/01/29	4,325,000	4,087,278
Kilroy Realty LP	BBB-	4.25	08/15/29	2,000,000	1,960,739
Kimco Realty OP LLC	A-	4.60	02/01/33	4,917,000	4,916,749
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	4,600,000	4,625,615
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	4,354,000	4,303,395
Mercury General Corp.	BBB-	4.40	03/15/27	3,030,000	3,026,852
Morgan Stanley(1)(2)	A-	2.70	01/22/31	725,000	680,704
Morgan Stanley(1)(2)	A-	4.43	01/23/30	2,425,000	2,439,756
Morgan Stanley(1)(2)	A-	5.12	02/01/29	4,670,000	4,767,600
Morgan Stanley(1)(2)	A-	5.45	07/20/29	3,920,000	4,046,073
NNN REIT, Inc.	BBB+	4.60	02/15/31	4,460,000	4,491,697
PNC Bank N.A.	A-	2.70	10/22/29	1,500,000	1,417,256
PNC Financial Services Group, Inc.(1)(2)	A-	2.31	04/23/32	3,275,000	2,958,864
PNC Financial Services Group, Inc.(1)(2)	A-	5.58	06/12/29	2,895,000	3,002,302
Prologis LP	A	1.75	07/01/30	2,420,000	2,178,221
Realty Income Corp.	A-	4.70	12/15/28	5,335,000	5,441,368
Synchrony Financial(1)(2)	BBB-	5.02	07/29/29	2,000,000	2,025,598
Tanger Properties LP	BBB-	2.75	09/01/31	1,000,000	905,862
Tanger Properties LP	BBB-	3.88	07/15/27	1,655,000	1,646,302
Truist Financial Corp.(1)(2)	A-	4.87	01/26/29	4,300,000	4,367,668
Truist Financial Corp.(1)(2)	A-	5.07	05/20/31	1,580,000	1,623,883
US Bancorp(1)(2)	A	4.65	02/01/29	5,240,000	5,306,367
US Bancorp(1)(2)	A	5.05	02/12/31	650,000	668,272
US Bancorp(1)(2)	A	5.78	06/12/29	1,340,000	1,393,530
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,939,580
Wells Fargo & Co.(1)(2)	BBB+	4.97	04/23/29	500,000	509,434
Wells Fargo & Co.(1)(2)	BBB+	5.15	04/23/31	1,500,000	1,548,767
Wells Fargo & Co.(1)(2)	BBB+	5.20	01/23/30	3,000,000	3,091,157
Wells Fargo & Co.(1)(2)	BBB+	5.56	07/25/34	7,200,000	7,555,786
Welltower OP LLC	A-	2.75	01/15/31	2,130,000	1,982,795
Zions Bancorp N.A.	BBB	3.25	10/29/29	5,119,000	4,822,922

					208,501,686

Industrial (5.0%)
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	2,819,000	2,886,115
Boeing Co.	BBB-	3.20	03/01/29	4,815,000	4,667,422
CH Robinson Worldwide, Inc.	BBB+	4.20	04/15/28	2,400,000	2,407,551
Flex Ltd.	BBB-	4.88	06/15/29	4,220,000	4,281,612

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Industrial (Continued)
General Electric Co.	A-	4.30	07/29/30	$2,115,000	$2,133,633
Howmet Aerospace, Inc.	BBB+	3.00	01/15/29	4,200,000	4,074,008
Jabil, Inc.	BBB-	3.95	01/12/28	4,500,000	4,489,313
L3Harris Technologies, Inc.	BBB	1.80	01/15/31	4,000,000	3,533,966
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,661,265
Lockheed Martin Corp.	A-	4.40	08/15/30	5,000,000	5,053,677
Otis Worldwide Corp.	BBB	5.13	11/19/31	4,800,000	4,982,851
Rockwell Collins, Inc.	BBB+	3.50	03/15/27	4,225,000	4,191,200
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	2,375,000	2,200,114
Vulcan Materials Co.	BBB+	4.95	12/01/29	4,460,000	4,580,907

					53,143,634

Technology (2.2%)
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	4,030,000	4,063,130
Intel Corp.	BBB	5.20	02/10/33	4,500,000	4,589,128
Microchip Technology, Inc.	BBB	4.90	03/15/28	3,500,000	3,549,655
Oracle Corp.	BBB	4.50	05/06/28	4,503,000	4,499,291
Paychex, Inc.	BBB+	5.10	04/15/30	3,515,000	3,618,913
Synopsys, Inc.	BBB	5.00	04/01/32	2,900,000	2,963,369

					23,283,486

Utilities (3.4%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	4,565,000	4,708,300
Black Hills Corp.	BBB+	3.15	01/15/27	4,500,000	4,457,723
Dominion Energy, Inc.	A	2.30	12/01/31	5,338,000	4,766,606
DTE Energy Co.	BBB	5.10	03/01/29	4,660,000	4,779,538
Duke Energy Corp.	BBB	4.85	01/05/29	4,400,000	4,491,248
NextEra Energy Capital Holdings, Inc.	BBB+	3.55	05/01/27	3,210,000	3,192,335
NiSource, Inc.	BBB+	5.20	07/01/29	4,350,000	4,486,269
Southern Co.	BBB+	3.70	04/30/30	5,000,000	4,886,017

					35,768,036

Total Corporate Debt					476,852,179

Total Long-Term Debt Securities (Cost: $1,044,586,508)					1,051,961,228

			Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(3)
Dreyfus Treasury Securities Cash Management, Institutional Shares			3.63	$471,215	$471,215

Total Temporary Cash Investment (Cost: $471,215)					471,215

Total Investments (Cost: $1,045,057,723) 99.2%					1,052,432,443

Other Net Assets 0.8%					8,561,540

Net Assets 100.0%					$1,060,993,983

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

FHLB =	Federal Home Loan Bank
FHLMC =	Federal Home Loan Mortgage Corporation
FNMA =	Federal National Mortgage Association

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate values of these securities amount to $20,186,845 and represent 1.9% of net assets.

(1)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(2)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(3)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.2%):
U.S. Government (21.7%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$45,638,555
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	29,159,180
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,663,672
U.S. Treasury Bond	AA+	2.25	08/15/46	29,985,000	19,813,526
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	7,022,795
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	155,813
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,404,688
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	19,169,039
U.S. Treasury Bond	AA+	4.00	11/15/52	25,665,000	22,352,611
U.S. Treasury Bond	AA+	4.13	08/15/53	42,025,000	37,362,852
U.S. Treasury Bond	AA+	4.25	02/15/54	11,530,000	10,470,681
U.S. Treasury Bond	AA+	4.63	05/15/44	3,500,000	3,449,687
U.S. Treasury Note	AA+	0.38	01/31/26	1,000,000	997,316
U.S. Treasury Note	AA+	2.63	01/31/26	3,000,000	2,997,473
U.S. Treasury Note	AA+	3.50	11/30/30	36,000,000	35,673,750
U.S. Treasury Note	AA+	3.63	03/31/30	24,820,000	24,794,792
U.S. Treasury Note	AA+	3.63	08/31/30	13,200,000	13,165,969
U.S. Treasury Note	AA+	3.63	10/31/30	2,785,000	2,776,079
U.S. Treasury Note	AA+	3.75	11/30/32	3,000,000	2,970,000
U.S. Treasury Note	AA+	3.88	06/30/30	16,975,000	17,118,227
U.S. Treasury Note	AA+	3.88	08/31/32	33,470,000	33,433,392
U.S. Treasury Note	AA+	3.88	09/30/32	19,500,000	19,469,531
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	17,981,219
U.S. Treasury Note	AA+	3.88	08/15/34	7,000,000	6,905,937
U.S. Treasury Note	AA+	4.00	02/15/26	4,000,000	4,001,346
U.S. Treasury Note	AA+	4.00	05/31/30	14,126,000	14,318,025
U.S. Treasury Note	AA+	4.13	05/31/32	1,715,000	1,740,055
U.S. Treasury Note	AA+	4.13	11/15/32	7,800,000	7,901,156
U.S. Treasury Note	AA+	4.25	05/15/35	15,111,000	15,269,193
U.S. Treasury Note	AA+	4.50	12/31/31	8,000,000	8,290,000
U.S. Treasury Note	AA+	4.63	02/15/35	2,100,000	2,184,656
U.S. Treasury Strip(1)	AA+	0.00	08/15/33	9,790,000	7,162,572
U.S. Treasury Strip(1)	AA+	0.00	08/15/35	9,790,000	6,474,535
U.S. Treasury Strip(1)	AA+	0.00	08/15/37	9,790,000	5,815,543
U.S. Treasury Strip(1)	AA+	0.00	02/15/42	21,575,000	9,806,113
U.S. Treasury Strip(1)	AA+	0.00	08/15/48	10,160,000	3,242,719

					479,152,697

U.S. Government Agencies (34.3%)
Mortgage-Backed Obligations (34.0%)
FHLMC	AA+	1.50	10/01/36	3,100,769	2,814,447
FHLMC	AA+	2.00	02/01/51	3,113,564	2,576,396
FHLMC	AA+	2.50	09/01/27	94,465	93,239
FHLMC	AA+	2.50	12/01/27	95,387	93,968
FHLMC	AA+	2.50	06/01/35	1,282,030	1,224,655
FHLMC	AA+	2.50	05/01/42	11,382,732	10,249,305
FHLMC	AA+	2.50	10/01/49	1,530,381	1,312,843
FHLMC	AA+	2.50	01/01/50	1,809,580	1,552,358
FHLMC	AA+	2.50	04/01/50	13,298,951	11,310,096
FHLMC	AA+	2.50	05/01/50	2,813,356	2,432,138

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	2.50	06/01/50	$3,697,694	$3,172,311
FHLMC	AA+	2.50	02/01/51	1,460,687	1,266,311
FHLMC	AA+	2.50	04/01/51	3,721,451	3,216,450
FHLMC	AA+	2.50	05/01/51	13,351,851	11,534,190
FHLMC	AA+	2.50	09/01/51	3,368,707	2,898,508
FHLMC	AA+	2.50	10/01/51	2,610,758	2,226,036
FHLMC	AA+	2.50	11/01/51	2,385,175	2,048,986
FHLMC	AA+	3.00	06/01/27	55,117	54,630
FHLMC	AA+	3.00	08/01/27	3,520	3,505
FHLMC	AA+	3.00	02/01/32	950,981	933,772
FHLMC	AA+	3.00	07/01/42	147,826	136,928
FHLMC	AA+	3.00	11/01/42	354,272	325,325
FHLMC	AA+	3.00	03/01/43	632,685	582,468
FHLMC	AA+	3.00	04/01/43	7,305,685	6,762,147
FHLMC	AA+	3.00	09/01/43	30,697	30,562
FHLMC	AA+	3.00	04/01/44	174,698	167,202
FHLMC	AA+	3.00	04/01/45	8,976	8,949
FHLMC	AA+	3.00	09/01/46	2,472,808	2,218,513
FHLMC	AA+	3.00	11/01/46	226,630	203,576
FHLMC	AA+	3.00	05/01/49	1,778,858	1,598,155
FHLMC	AA+	3.00	11/01/49	2,971,308	2,669,472
FHLMC	AA+	3.00	12/01/49	1,203,056	1,080,840
FHLMC	AA+	3.00	02/01/50	1,623,806	1,458,853
FHLMC	AA+	3.00	11/01/50	2,402,765	2,149,028
FHLMC	AA+	3.00	04/01/51	1,145,687	1,024,521
FHLMC	AA+	3.00	10/01/51	9,179,241	8,133,014
FHLMC	AA+	3.00	06/01/52	5,908,795	5,287,660
FHLMC	AA+	3.50	02/01/35	800,756	786,315
FHLMC	AA+	3.50	02/01/36	255,032	249,555
FHLMC	AA+	3.50	11/01/39	1,545,115	1,498,836
FHLMC	AA+	3.50	01/01/41	275,407	264,387
FHLMC	AA+	3.50	05/01/42	18,784	17,938
FHLMC	AA+	3.50	07/01/42	744,752	714,826
FHLMC	AA+	3.50	01/01/43	17,751	16,951
FHLMC	AA+	3.50	04/01/43	12,621	12,039
FHLMC	AA+	3.50	06/01/43	519,580	494,930
FHLMC	AA+	3.50	08/01/43	790,891	778,947
FHLMC	AA+	3.50	11/01/43	42,631	40,711
FHLMC	AA+	3.50	01/01/44	6,760,744	6,448,718
FHLMC	AA+	3.50	04/01/45	640,650	608,742
FHLMC	AA+	3.50	07/01/45	839,518	798,798
FHLMC	AA+	3.50	09/01/45	381,029	361,806
FHLMC	AA+	3.50	11/01/45	1,498,735	1,426,922
FHLMC	AA+	3.50	08/01/46	1,349,479	1,276,028
FHLMC	AA+	3.50	12/01/47	374,288	351,771
FHLMC	AA+	3.50	02/01/50	995,700	938,322
FHLMC	AA+	3.50	09/01/50	1,940,600	1,816,136
FHLMC	AA+	4.00	05/01/26	1,918	1,911

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	4.00	12/01/33	$333,342	$331,821
FHLMC	AA+	4.00	01/01/38	977,429	970,980
FHLMC	AA+	4.00	01/01/40	460,286	459,792
FHLMC	AA+	4.00	03/01/41	5,268	5,177
FHLMC	AA+	4.00	07/01/41	246,995	242,483
FHLMC	AA+	4.00	11/01/42	4,896	4,795
FHLMC	AA+	4.00	10/01/44	1,174,331	1,140,126
FHLMC	AA+	4.00	02/01/45	1,525,442	1,496,055
FHLMC	AA+	4.00	06/01/45	23,861	23,206
FHLMC	AA+	4.00	05/01/47	280,957	271,671
FHLMC	AA+	4.00	02/01/48	253,897	245,496
FHLMC	AA+	4.00	05/01/48	107,459	103,606
FHLMC	AA+	4.00	04/01/52	3,240,295	3,105,650
FHLMC	AA+	4.00	06/01/52	3,798,159	3,649,433
FHLMC	AA+	4.00	08/01/52	4,156,844	3,993,429
FHLMC	AA+	4.23	05/01/30	7,361,000	7,373,336
FHLMC	AA+	4.25	12/01/29	3,250,000	3,261,760
FHLMC	AA+	4.50	03/01/34	1,915	1,934
FHLMC	AA+	4.50	09/01/41	5,035	5,052
FHLMC	AA+	4.50	02/01/44	41,964	41,891
FHLMC	AA+	4.50	05/01/48	1,109,784	1,102,397
FHLMC	AA+	5.00	02/01/26	13	13
FHLMC	AA+	5.00	10/01/40	161,996	165,845
FHLMC	AA+	5.00	09/01/47	172,400	172,911
FHLMC	AA+	5.00	01/01/52	7,100,134	7,127,762
FHLMC	AA+	5.00	04/01/52	2,863,869	2,879,589
FHLMC	AA+	5.00	06/01/52	7,585,985	7,618,780
FHLMC	AA+	5.00	07/01/52	3,689,842	3,710,527
FHLMC	AA+	5.00	12/01/52	15,586,384	15,729,358
FHLMC	AA+	5.00	06/01/54	1,002,998	1,006,168
FHLMC	AA+	5.00	12/01/55	11,000,000	10,997,934
FHLMC	AA+	5.50	07/01/32	991	1,018
FHLMC	AA+	5.50	01/01/33	35,012	35,900
FHLMC	AA+	5.50	05/01/33	504	522
FHLMC	AA+	5.50	06/01/37	6,880	7,174
FHLMC	AA+	5.50	09/01/47	2,174,035	2,197,783
FHLMC	AA+	5.50	06/01/53	3,955,698	4,040,644
FHLMC	AA+	5.50	07/01/53	33,081,953	33,793,653
FHLMC	AA+	6.00	07/01/29	10,586	10,714
FHLMC	AA+	6.00	09/01/53	2,476,750	2,562,936
FHLMC	AA+	6.00	02/01/54	6,568,186	6,786,205
FHLMC	AA+	6.50	12/01/52	5,259,350	5,541,933
FHLMC	AA+	7.00	10/01/54	2,123,211	2,255,693
FHLMC	AA+	7.00	11/01/54	3,576,851	3,825,091
FHLMC ARM RFUCCT1Y + 1.78%(2)	AA+	6.78	04/01/37	15,819	16,078
FHLMC ARM SOFR30A + 2.29%(2)	AA+	1.93	10/01/51	10,178,390	9,278,991
FHLMC ARM SOFR30A + 2.33%(2)	AA+	4.41	04/01/53	6,380,690	6,332,783
FHLMC Strip	AA+	3.00	06/01/42	3,531,072	3,298,886

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC Strip	AA+	3.00	01/01/43	$549,156	$510,801
FHLMC Strip	AA+	3.50	10/01/47	343,931	321,505
FNMA	AA+	1.00	08/01/36	628,200	552,103
FNMA	AA+	1.00	12/01/36	661,929	580,090
FNMA	AA+	2.00	07/01/36	17,573,807	16,431,019
FNMA	AA+	2.00	09/01/50	7,113,013	5,823,541
FNMA	AA+	2.00	10/01/50	6,120,390	5,061,920
FNMA	AA+	2.00	12/01/50	3,131,657	2,537,103
FNMA	AA+	2.00	02/01/51	7,775,786	6,299,147
FNMA	AA+	2.00	03/01/51	13,252,007	10,838,551
FNMA	AA+	2.00	08/01/51	2,245,146	1,832,102
FNMA	AA+	2.00	12/01/51	16,834,699	13,714,070
FNMA	AA+	2.16	02/01/32	5,000,000	4,416,909
FNMA	AA+	2.34	05/01/36	9,172,525	7,642,244
FNMA	AA+	2.50	01/01/33	107,755	103,713
FNMA	AA+	2.50	02/01/33	333,471	320,808
FNMA	AA+	2.50	05/01/35	309,789	296,044
FNMA	AA+	2.50	06/01/35	2,308,019	2,204,728
FNMA	AA+	2.50	07/01/35	2,354,304	2,248,741
FNMA	AA+	2.50	09/01/35	2,176,926	2,077,828
FNMA	AA+	2.50	04/01/42	10,849,712	9,775,239
FNMA	AA+	2.50	05/01/42	4,102,627	3,711,021
FNMA	AA+	2.50	06/01/42	7,381,730	6,646,700
FNMA	AA+	2.50	05/01/43	758,563	672,550
FNMA	AA+	2.50	10/01/50	851,241	736,386
FNMA	AA+	2.50	03/01/51	10,305,890	8,921,461
FNMA	AA+	2.50	04/01/51	15,075,127	12,953,576
FNMA	AA+	2.50	05/01/51	18,075,311	15,634,662
FNMA	AA+	2.50	06/01/51	1,676,244	1,431,832
FNMA	AA+	2.50	03/01/52	3,958,975	3,372,361
FNMA	AA+	2.50	04/01/52	4,403,088	3,779,073
FNMA	AA+	2.50	05/01/52	1,659,529	1,422,694
FNMA	AA+	2.77	03/01/32	5,122,000	4,700,184
FNMA	AA+	3.00	06/01/33	356,816	347,097
FNMA	AA+	3.00	07/01/33	485,315	471,965
FNMA	AA+	3.00	09/01/33	561,817	546,101
FNMA	AA+	3.00	03/01/36	589,434	566,698
FNMA	AA+	3.00	09/01/40	679,028	639,263
FNMA	AA+	3.00	12/01/42	377,324	348,573
FNMA	AA+	3.00	02/01/43	9,555	8,849
FNMA	AA+	3.00	03/01/43	8,528	7,876
FNMA	AA+	3.00	09/01/43	135,249	124,512
FNMA	AA+	3.00	02/01/45	722,946	664,975
FNMA	AA+	3.00	03/01/45	199,283	180,130
FNMA	AA+	3.00	09/01/46	1,272,379	1,156,606
FNMA	AA+	3.00	01/01/47	251,112	225,567
FNMA	AA+	3.00	12/01/47	126,553	114,690
FNMA	AA+	3.00	03/01/48	248,420	224,358

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	3.00	03/01/50	$1,075,492	$964,918
FNMA	AA+	3.00	05/01/50	1,739,027	1,568,521
FNMA	AA+	3.00	06/01/50	3,538,863	3,171,734
FNMA	AA+	3.00	08/01/50	2,070,761	1,854,010
FNMA	AA+	3.00	01/01/52	8,886,499	7,923,041
FNMA	AA+	3.00	04/01/52	28,009,846	24,817,353
FNMA	AA+	3.03	04/01/34	8,507,800	7,718,237
FNMA	AA+	3.10	06/01/29	9,800,000	9,499,915
FNMA	AA+	3.50	03/01/32	155,031	153,295
FNMA	AA+	3.50	09/01/32	17,147	16,937
FNMA	AA+	3.50	07/01/34	293,127	289,140
FNMA	AA+	3.50	10/01/34	441,461	433,654
FNMA	AA+	3.50	02/01/35	373,768	366,752
FNMA	AA+	3.50	08/01/38	12,709	12,109
FNMA	AA+	3.50	10/01/40	25,679	24,490
FNMA	AA+	3.50	03/01/41	429,832	413,362
FNMA	AA+	3.50	10/01/41	359,178	341,259
FNMA	AA+	3.50	12/01/41	281,995	267,927
FNMA	AA+	3.50	04/01/42	648,099	614,188
FNMA	AA+	3.50	08/01/42	16,029	15,289
FNMA	AA+	3.50	12/01/42	385,979	367,215
FNMA	AA+	3.50	01/01/43	380,126	361,798
FNMA	AA+	3.50	04/01/43	82,222	77,833
FNMA	AA+	3.50	08/01/43	2,097,796	1,996,783
FNMA	AA+	3.50	10/01/43	185,121	175,925
FNMA	AA+	3.50	08/01/44	943,563	880,505
FNMA	AA+	3.50	04/01/45	1,768,544	1,685,919
FNMA	AA+	3.50	05/01/45	836,512	794,311
FNMA	AA+	3.50	10/01/45	971,917	924,096
FNMA	AA+	3.50	02/01/46	1,804,529	1,699,088
FNMA	AA+	3.50	08/01/46	519,576	491,562
FNMA	AA+	3.50	10/01/46	142,513	133,661
FNMA	AA+	3.50	12/01/46	217,143	204,990
FNMA	AA+	3.50	01/01/47	268,600	251,915
FNMA	AA+	3.50	09/01/47	1,030,428	974,342
FNMA	AA+	3.50	11/01/47	4,602,967	4,326,045
FNMA	AA+	3.50	04/01/48	114,556	108,599
FNMA	AA+	3.50	03/01/50	1,900,359	1,786,334
FNMA	AA+	3.50	06/01/51	6,138,750	5,705,978
FNMA	AA+	3.50	01/01/52	2,592,174	2,410,988
FNMA	AA+	3.50	02/01/52	5,507,721	5,122,747
FNMA	AA+	3.50	05/01/52	4,018,370	3,753,893
FNMA	AA+	3.75	08/01/28	5,079,602	5,051,913
FNMA	AA+	4.00	01/01/31	50,611	50,600
FNMA	AA+	4.00	03/01/35	97,842	97,202
FNMA	AA+	4.00	06/01/36	217,988	216,727
FNMA	AA+	4.00	10/01/36	232,492	231,160
FNMA	AA+	4.00	10/01/40	273,938	268,914

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	4.00	11/01/40	$6,075	$5,964
FNMA	AA+	4.00	01/01/41	18,798	18,455
FNMA	AA+	4.00	05/01/41	164,618	160,837
FNMA	AA+	4.00	05/01/43	1,656,250	1,625,870
FNMA	AA+	4.00	01/01/44	3,233,635	3,163,306
FNMA	AA+	4.00	09/01/45	133,780	130,110
FNMA	AA+	4.00	11/01/45	318,161	309,803
FNMA	AA+	4.00	02/01/47	1,025,604	997,188
FNMA	AA+	4.00	11/01/47	455,286	440,226
FNMA	AA+	4.00	04/01/48	172,402	166,219
FNMA	AA+	4.00	04/01/49	4,705,720	4,536,960
FNMA	AA+	4.00	03/01/50	3,073,404	2,950,373
FNMA	AA+	4.00	03/01/52	1,717,433	1,653,700
FNMA	AA+	4.00	07/01/52	3,397,210	3,269,037
FNMA	AA+	4.00	07/01/56	2,984,798	2,866,059
FNMA	AA+	4.50	05/01/30	36,066	36,320
FNMA	AA+	4.50	05/01/34	1,549	1,563
FNMA	AA+	4.50	06/01/34	1,065	1,074
FNMA	AA+	4.50	08/01/35	1,686	1,700
FNMA	AA+	4.50	05/01/39	407,468	409,477
FNMA	AA+	4.50	12/01/39	940,639	948,783
FNMA	AA+	4.50	05/01/40	171,381	172,070
FNMA	AA+	4.50	07/01/40	714,067	716,185
FNMA	AA+	4.50	10/01/40	140,368	141,280
FNMA	AA+	4.50	11/01/40	4,896,124	4,904,431
FNMA	AA+	4.50	03/01/44	361,078	360,025
FNMA	AA+	4.50	04/01/44	608,086	606,311
FNMA	AA+	4.50	11/01/47	2,479,451	2,463,803
FNMA	AA+	4.50	02/01/49	316,970	314,860
FNMA	AA+	4.50	05/01/50	6,855,793	6,804,840
FNMA	AA+	5.00	06/01/33	1,783	1,819
FNMA	AA+	5.00	09/01/33	7,072	7,217
FNMA	AA+	5.00	10/01/33	2,134	2,177
FNMA	AA+	5.00	11/01/33	2,686	2,741
FNMA	AA+	5.00	03/01/34	530	540
FNMA	AA+	5.00	04/01/34	1,374	1,404
FNMA	AA+	5.00	04/01/35	1,346	1,377
FNMA	AA+	5.00	06/01/35	600	614
FNMA	AA+	5.00	09/01/35	867	887
FNMA	AA+	5.00	10/01/36	1,083	1,108
FNMA	AA+	5.00	08/01/37	1,009,637	1,031,743
FNMA	AA+	5.00	05/01/39	127,755	130,780
FNMA	AA+	5.00	06/01/40	2,411	2,468
FNMA	AA+	5.00	09/01/52	10,561,542	10,613,370
FNMA	AA+	5.00	10/01/52	1,498,956	1,505,964
FNMA	AA+	5.00	11/01/52	2,800,395	2,833,268
FNMA	AA+	5.00	07/01/53	5,384,599	5,423,739
FNMA	AA+	5.50	11/01/26	1,914	1,916

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	5.50	03/01/33	$52,273	$53,660
FNMA	AA+	5.50	02/01/37	3,558	3,640
FNMA	AA+	5.50	05/01/38	1,008,317	1,049,941
FNMA	AA+	5.50	06/01/48	22,657	23,392
FNMA	AA+	5.50	08/01/51	7,264,812	7,328,747
FNMA	AA+	5.50	06/01/52	997,369	1,019,529
FNMA	AA+	5.50	03/01/53	7,839,046	7,986,220
FNMA	AA+	5.50	04/01/53	2,537,837	2,592,739
FNMA	AA+	5.50	07/01/54	1,633,265	1,658,312
FNMA	AA+	5.50	10/01/54	7,631,674	7,797,132
FNMA	AA+	5.50	02/01/55	8,450,853	8,612,530
FNMA	AA+	6.00	03/01/28	10,404	10,549
FNMA	AA+	6.00	05/01/32	32,628	33,961
FNMA	AA+	6.00	04/01/33	77,905	81,470
FNMA	AA+	6.00	05/01/33	1,810	1,893
FNMA	AA+	6.00	09/01/34	361	379
FNMA	AA+	6.00	10/01/34	2,685	2,820
FNMA	AA+	6.00	03/01/36	5,544	5,875
FNMA	AA+	6.00	01/01/37	18,877	20,006
FNMA	AA+	6.00	05/01/37	6,110	6,499
FNMA	AA+	6.00	08/01/37	31,128	33,108
FNMA	AA+	6.00	12/01/37	12,874	13,693
FNMA	AA+	6.00	11/01/52	3,912,139	4,079,634
FNMA	AA+	6.00	09/01/53	9,338,033	9,751,714
FNMA	AA+	6.00	03/01/54	7,869,854	8,145,692
FNMA	AA+	6.00	09/01/54	15,030,006	15,470,510
FNMA	AA+	6.50	05/01/32	50,737	53,530
FNMA	AA+	6.50	07/01/34	456	486
FNMA	AA+	6.50	09/01/34	286	305
FNMA	AA+	6.50	09/01/36	6,980	7,482
FNMA	AA+	6.50	05/01/37	66,990	72,063
FNMA	AA+	6.50	07/01/37	3,719	4,001
FNMA	AA+	6.50	02/01/54	3,429,476	3,588,153
FNMA	AA+	7.00	04/01/32	91	96
FNMA	AA+	7.00	10/01/54	1,993,522	2,131,876
FNMA	AA+	7.50	06/01/31	43	45
FNMA	AA+	7.50	02/01/32	237	252
FNMA	AA+	7.50	06/01/32	11,469	12,338
FNMA	AA+	8.00	04/01/32	11,354	11,855
FNMA ARM SOFR30A + 2.29%(2)	AA+	4.39	02/01/53	7,245,691	7,224,455
FNMA ARM SOFR30A + 2.37%(2)	AA+	1.81	09/01/51	9,050,542	8,254,610
FNMA Strip	AA+	3.00	08/01/42	346,565	323,991
FRESB Multifamily Mortgage(3)	AA+	2.37	10/01/26	582,891	575,941
FRESB Multifamily Mortgage(3)	AA+	3.61	10/01/28	507,691	503,435
GNMA(4)	AA+	1.50	07/01/36	2,334,777	2,137,364
GNMA(4)	AA+	1.50	02/01/37	2,417,684	2,206,621
GNMA(4)	AA+	2.00	04/01/32	300,279	286,539
GNMA(4)	AA+	2.00	09/01/35	990,247	931,317

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
GNMA(4)	AA+	2.00	09/01/50	$1,668,052	$1,338,812
GNMA(4)	AA+	2.50	12/01/50	3,949,288	3,387,320
GNMA(4)	AA+	2.50	10/01/51	7,282,304	6,276,941
GNMA(4)	AA+	2.50	08/01/52	9,346,342	8,077,734
GNMA(4)	AA+	2.50	03/01/53	14,285,779	12,352,340
GNMA(4)	AA+	2.50	06/01/53	6,183,279	5,346,146
GNMA(4)	AA+	3.00	01/01/46	691,508	622,837
GNMA(4)	AA+	3.00	02/01/47	850,742	773,128
GNMA(4)	AA+	3.00	10/01/51	5,339,076	4,765,191
GNMA(4)	AA+	3.00	08/01/52	4,600,688	4,143,444
GNMA(4)	AA+	3.50	02/01/42	239,330	224,299
GNMA(4)	AA+	3.50	07/01/42	731,662	689,776
GNMA(4)	AA+	3.50	11/01/42	152,267	143,558
GNMA(4)	AA+	3.50	03/01/45	681,488	637,387
GNMA(4)	AA+	3.50	05/01/45	567,699	530,904
GNMA(4)	AA+	3.50	12/01/50	318,543	292,983
GNMA(4)	AA+	3.70	05/01/42	351,791	335,587
GNMA(4)	AA+	4.00	03/01/41	138,239	134,719
GNMA(4)	AA+	4.00	11/01/41	201,684	196,568
GNMA(4)	AA+	4.00	01/01/42	19,942	19,432
GNMA(4)	AA+	4.00	08/01/42	218,456	212,887
GNMA(4)	AA+	4.25	04/01/41	272,270	269,001
GNMA(4)	AA+	4.50	06/01/30	311	310
GNMA(4)	AA+	4.50	09/01/30	101,892	102,691
GNMA(4)	AA+	4.50	04/01/31	2,999	3,022
GNMA(4)	AA+	4.50	06/01/34	50,300	50,679
GNMA(4)	AA+	4.50	09/01/40	161,721	162,251
GNMA(4)	AA+	4.50	10/01/40	300,871	301,857
GNMA(4)	AA+	4.50	10/01/43	7,856	7,839
GNMA(4)	AA+	5.00	06/01/39	315,086	323,467
GNMA(4)	AA+	5.00	05/01/40	31,401	32,175
GNMA(4)	AA+	5.00	06/01/40	19,636	20,117
GNMA(4)	AA+	5.50	01/01/36	21,660	21,934
GNMA(4)	AA+	6.50	04/01/31	3,643	3,764
GNMA(4)	AA+	6.50	10/01/31	90	94
GNMA(4)	AA+	6.50	12/01/31	1,187	1,189
GNMA(4)	AA+	6.50	05/01/32	5,535	5,661
GNMA(4)	AA+	7.00	05/01/31	91	96
GNMA(4)	AA+	7.00	05/01/32	56	56

					752,454,624

Non-Mortgage-Backed Obligations (0.3%)
FHLB	AA+	5.00	10/22/32	5,875,000	5,864,597

					5,864,597

Corporate Debt (43.2%)
Basic Materials (0.4%)
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	9,112,000	8,743,091

					8,743,091

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Communications (2.7%)
AT&T, Inc.	BBB	2.75	06/01/31	$12,275,000	$11,284,494
Expedia Group, Inc.	BBB	5.40	02/15/35	5,500,000	5,651,890
Meta Platforms, Inc.	AA-	4.88	11/15/35	9,605,000	9,608,751
Motorola Solutions, Inc.	BBB	5.55	08/15/35	4,810,000	5,006,187
T-Mobile USA, Inc.	BBB	2.70	03/15/32	6,110,000	5,501,392
T-Mobile USA, Inc.	BBB	3.38	04/15/29	5,230,000	5,101,377
Uber Technologies, Inc.†	BBB	4.50	08/15/29	5,525,000	5,535,053
VeriSign, Inc.	BBB	2.70	06/15/31	10,304,000	9,373,240
Verizon Communications, Inc.	BBB+	4.75	01/15/33	3,360,000	3,361,257

					60,423,641

Consumer, Cyclical (2.0%)
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,769,389
AutoZone, Inc.	BBB	6.25	11/01/28	6,195,000	6,548,563
Darden Restaurants, Inc.	BBB	3.85	05/01/27	5,280,000	5,267,221
Ford Motor Credit Co. LLC	BBB-	6.80	11/07/28	5,200,000	5,458,374
General Motors Financial Co., Inc.	BBB	3.10	01/12/32	4,840,000	4,418,872
Lennar Corp.	BBB	5.00	06/15/27	3,051,000	3,077,291
Lowe’s Cos., Inc.	BBB+	2.63	04/01/31	5,580,000	5,121,370
Lowe’s Cos., Inc.	BBB+	4.50	10/15/32	6,450,000	6,422,237
Toll Brothers Finance Corp.	BBB	4.88	03/15/27	6,115,000	6,162,417

					44,245,734

Consumer, Non-cyclical (4.4%)
AbbVie, Inc.	A-	5.05	03/15/34	16,390,000	16,866,752
Amgen, Inc.	BBB+	5.25	03/02/33	10,925,000	11,319,672
Block Financial LLC	BBB	5.38	09/15/32	6,555,000	6,606,096
Bunge Ltd. Finance Corp.	A-	2.75	05/14/31	8,115,000	7,458,407
Bunge Ltd. Finance Corp.	A-	4.20	09/17/29	4,125,000	4,130,737
Constellation Brands, Inc.	BBB	4.80	01/15/29	7,450,000	7,571,462
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,434,695
CVS Health Corp.	BBB	5.40	06/01/29	2,045,000	2,117,240
Elevance Health, Inc.	A-	2.88	09/15/29	7,245,000	6,908,593
Equifax, Inc.	BBB	4.80	09/15/29	8,650,000	8,797,137
Global Payments, Inc.	BBB-	5.20	11/15/32	6,730,000	6,735,928
J M Smucker Co.	BBB	6.20	11/15/33	7,890,000	8,562,349

					96,509,068

Energy (4.5%)
Antero Resources Corp.†	BBB-	7.63	02/01/29	3,318,000	3,368,813
Cheniere Energy Partners LP	BBB+	4.50	10/01/29	10,865,000	10,898,858
Diamondback Energy, Inc.	BBB	5.15	01/30/30	10,942,000	11,265,751
Energy Transfer LP	BBB	5.25	07/01/29	3,400,000	3,501,971
Energy Transfer LP	BBB	5.55	02/15/28	7,215,000	7,409,039
EQT Corp.	BBB-	3.90	10/01/27	6,693,000	6,663,380
HF Sinclair Corp.	BBB-	4.50	10/01/30	9,021,000	8,883,716
HF Sinclair Corp.	BBB-	5.75	01/15/31	2,450,000	2,533,677
Kinder Morgan, Inc.	BBB	5.10	08/01/29	10,870,000	11,186,064
Occidental Petroleum Corp.	BB+	6.38	09/01/28	5,300,000	5,557,663
ONEOK, Inc.	BBB	4.40	10/15/29	2,260,000	2,268,798

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
ONEOK, Inc.†	BBB	5.63	01/15/28	$5,510,000	$5,623,732
Plains All American Pipeline LP / PAA
Finance Corp.	BBB	4.70	01/15/31	3,340,000	3,362,836
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	BBB	5.50	03/01/30	3,912,000	3,978,528
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	BBB	6.88	01/15/29	3,125,000	3,162,261
Western Midstream Operating LP	BBB-	4.75	08/15/28	9,150,000	9,263,372

					98,928,459

Financial (20.1%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	11,253,000	10,851,646
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,557,597
American Express Co.(3)(5)	A-	4.92	07/20/33	16,750,000	17,067,595
American Tower Corp.	BBB+	2.90	01/15/30	4,435,000	4,215,192
American Tower Corp.	BBB+	5.80	11/15/28	5,435,000	5,674,244
Aon North America, Inc.	A-	5.45	03/01/34	10,845,000	11,285,657
Arthur J. Gallagher & Co.	BBB	5.00	02/15/32	8,245,000	8,439,967
Bank of America Corp.(3)(5)	A-	2.97	02/04/33	26,230,000	24,003,767
Bank of New York Mellon Corp.(3)(5)	A	4.97	04/26/34	4,860,000	4,960,363
Bank of New York Mellon Corp.(3)(5)	A	5.06	07/22/32	6,840,000	7,089,445
BankUnited, Inc.	BBB-	5.13	06/11/30	6,170,000	6,203,770
Boston Properties LP	BBB	3.25	01/30/31	6,488,000	6,088,796
Boston Properties LP	BBB	5.75	01/15/35	4,900,000	5,046,374
Brown & Brown, Inc.	BBB-	5.25	06/23/32	2,880,000	2,945,036
Capital One Financial Corp.(3)(5)	BBB	4.93	05/10/28	4,365,000	4,418,855
Capital One Financial Corp.(3)(5)	BBB	6.31	06/08/29	6,700,000	7,034,241
Citigroup, Inc.(3)(5)	BBB+	3.79	03/17/33	10,865,000	10,362,596
Citigroup, Inc.(3)(5)	BBB+	3.98	03/20/30	4,460,000	4,422,131
Citigroup, Inc.(3)(5)	BBB+	4.41	03/31/31	1,000,000	1,000,142
Citigroup, Inc.(3)(5)	BBB	5.83	02/13/35	6,620,000	6,896,764
Citizens Financial Group, Inc.(3)(5)	BBB+	5.84	01/23/30	10,653,000	11,125,174
Digital Realty Trust LP	BBB+	5.55	01/15/28	7,531,000	7,741,292
Equinix, Inc.	BBB+	3.20	11/18/29	5,220,000	5,014,752
Fairfax Financial Holdings Ltd.	A-	6.00	12/07/33	5,010,000	5,321,128
Fifth Third Bancorp(3)(5)	BBB+	4.90	09/06/30	4,240,000	4,311,131
Fifth Third Bancorp(3)(5)	BBB+	6.34	07/27/29	4,762,000	5,014,856
First Horizon Bank	BBB	5.75	05/01/30	4,800,000	4,963,680
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	8,462,228
Goldman Sachs Group, Inc.(3)(5)	BBB+	5.33	07/23/35	12,200,000	12,549,554
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	8,715,000	9,013,318
JPMorgan Chase & Co.(3)(5)	A	5.00	07/22/30	7,600,000	7,805,638
JPMorgan Chase & Co.(3)(5)	A	5.35	06/01/34	4,625,000	4,808,624
JPMorgan Chase & Co.(3)(5)	A	5.50	01/24/36	9,765,000	10,228,760
Kemper Corp.	BBB-	3.80	02/23/32	4,045,000	3,742,702
KeyBank N.A.	BBB+	5.85	11/15/27	2,000,000	2,060,983
KeyCorp	BBB	2.55	10/01/29	7,365,000	6,960,185
KeyCorp(3)(5)	BBB	6.40	03/06/35	2,000,000	2,174,949

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Kimco Realty OP LLC	A-	4.85	03/01/35	$3,850,000	$3,839,030
Kimco Realty OP LLC	A-	6.40	03/01/34	6,800,000	7,512,844
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	11,473,000	11,536,886
M&T Bank Corp.(3)(5)	BBB+	4.55	08/16/28	1,387,000	1,394,540
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	3,690,000	3,647,112
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	3,450,000	3,499,010
Mercury General Corp.	BBB-	4.40	03/15/27	3,330,000	3,326,540
Morgan Stanley(3)(5)	A-	2.70	01/22/31	10,000,000	9,389,024
Morgan Stanley(3)(5)	A-	5.17	01/16/30	1,910,000	1,962,268
Morgan Stanley(3)(5)	A-	5.45	07/20/29	10,255,000	10,584,815
NNN REIT, Inc.	BBB+	2.50	04/15/30	4,835,000	4,488,268
NNN REIT, Inc.	BBB+	4.60	02/15/31	4,345,000	4,375,880
PNC Bank N.A.	A-	2.70	10/22/29	10,500,000	9,920,793
PNC Financial Services Group, Inc.(3)(5)	A-	5.58	06/12/29	2,060,000	2,136,353
PNC Financial Services Group, Inc.(3)(5)	A-	6.88	10/20/34	3,635,000	4,117,138
Prologis LP	A	1.75	07/01/30	3,906,000	3,515,756
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,829,531
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	9,096,569
Synchrony Financial(3)(5)	BBB-	5.02	07/29/29	4,325,000	4,380,356
Tanger Properties LP	BBB-	2.75	09/01/31	2,350,000	2,128,775
Tanger Properties LP	BBB-	3.88	07/15/27	3,500,000	3,481,605
Truist Financial Corp.(3)(5)	A-	4.87	01/26/29	8,055,000	8,181,760
Truist Financial Corp.(3)(5)	A-	5.07	05/20/31	5,050,000	5,190,259
US Bancorp(3)(5)	A	4.65	02/01/29	13,695,000	13,868,454
US Bancorp(3)(5)	A	5.78	06/12/29	2,500,000	2,599,870
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,956,150
Wells Fargo & Co.(3)(5)	BBB+	2.57	02/11/31	1,000,000	934,552
Wells Fargo & Co.(3)(5)	BBB+	3.35	03/02/33	9,115,000	8,510,697
Wells Fargo & Co.(3)(5)	BBB+	5.20	01/23/30	6,595,000	6,795,394
Wells Fargo & Co.(3)(5)	BBB+	5.21	12/03/35	6,190,000	6,334,393
Welltower OP LLC	A-	2.75	01/15/31	7,123,000	6,630,729
Zions Bancorp N.A.	BBB	3.25	10/29/29	12,030,000	11,334,196

					445,362,679

Industrial (4.0%)
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	8,845,000	9,055,582
Boeing Co.	BBB-	3.20	03/01/29	12,077,000	11,706,844
CH Robinson Worldwide, Inc.	BBB+	4.20	04/15/28	5,575,000	5,592,539
Flex Ltd.	BBB-	4.88	06/15/29	1,478,000	1,499,579
General Electric Co.	A-	4.30	07/29/30	4,700,000	4,741,406
Howmet Aerospace, Inc.	BBB+	4.55	11/15/32	6,730,000	6,768,691
Jabil, Inc.	BBB-	3.00	01/15/31	4,000,000	3,728,845
Jabil, Inc.	BBB-	3.95	01/12/28	2,910,000	2,903,089
L3Harris Technologies, Inc.	BBB	4.85	04/27/35	6,960,000	6,958,828
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,759,837
Otis Worldwide Corp.	BBB	5.13	11/19/31	7,715,000	8,008,894
Rockwell Collins, Inc.	BBB+	3.50	03/15/27	4,600,000	4,563,201
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	6,725,000	6,229,797

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Industrial (Continued)
Vulcan Materials Co.	BBB+	4.95	12/01/29	$11,330,000	$11,637,148

					88,154,280

Technology (1.7%)
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	7,100,000	7,158,368
Intel Corp	BBB	5.20	02/10/33	6,570,000	6,700,127
Microchip Technology, Inc.	BBB	4.90	03/15/28	4,825,000	4,893,453
Oracle Corp	BBB	4.80	09/26/32	4,115,000	3,976,562
Paychex, Inc.	BBB+	5.10	04/15/30	9,140,000	9,410,204
Synopsys, Inc.	BBB	5.00	04/01/32	6,340,000	6,478,536

					38,617,250

Utilities (3.4%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	11,429,000	11,787,769
Black Hills Corp.	BBB+	3.05	10/15/29	4,855,000	4,639,399
Dominion Energy, Inc.	A	2.30	12/01/31	10,799,000	9,643,045
DTE Energy Co	BBB	5.10	03/01/29	10,596,000	10,867,808
Duke Energy Carolinas LLC	A	4.85	01/15/34	11,017,000	11,167,087
NextEra Energy Capital Holdings, Inc.	BBB+	3.55	05/01/27	6,722,000	6,685,007
NiSource, Inc.	BBB+	5.20	07/01/29	10,740,000	11,076,443
Southern Co.	BBB+	5.70	03/15/34	8,560,000	9,028,951

					74,895,509

Total Corporate Debt					955,879,711

Sovereign Debt (0.0%)(6)
Sri Lanka AID	NR	6.59	09/15/28	972,923	1,001,410	‡

Total Long-Term Debt Securities (Cost: $2,277,049,369)					2,194,353,039

SHORT-TERM DEBT SECURITIES (0.1%):
U.S. Government (0.1%)
U.S. Treasury Bill	A-1+	3.41	01/02/26	2,500,000	2,499,763

Total Short-Term Debt Securities (Cost: $2,499,763)					2,499,763

			Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(6)
Dreyfus Treasury Securities Cash Management, Institutional Shares			3.63	$464,096	$464,096

Total Temporary Cash Investment (Cost: $464,096)					464,096

Total Investments (Cost: $2,280,013,228) 99.3%					2,197,316,898

Other Net Assets 0.7%					15,998,368

Net Assets 100.0%					$2,213,315,266

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2025

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

ARM =	Adjustable Rate Mortgage
FHLB =	Federal Home Loan Bank
FHLMC =	Federal Home Loan Mortgage Corporation
FNMA =	Federal National Mortgage Association
FRESB =	Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA =	Government National Mortgage Association
Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR =	Secured overnight financing rate
SOFR30A =	30-day Average SOFR (Secured overnight financing rate)
12M TSFR =	Twelve month term SOFR (Secured overnight financing rate)
NR =	Not Rated

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate values of these securities amount to $34,807,575 and represent 1.6% of net assets.

‡	Level 3 Security.

(1)	Zero Coupon.

(2)	Floating Rate Note.

(3)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(4)	U.S. Government guaranteed security

(5)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(6)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2025

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	6,178,501,445	296,416,418	365,466,746	426,418,321	170,700,737
Cash	48	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	3,103,930	197,750	499,698	355,851	200,910
Receivable for securities sold	—	488,152	1,770,957	2,889,426	114,052
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	1,754,639	3,613	51,488	56,204	98,598
Due from the Adviser	—	—	—	—	36,140
Other receivables	—	—	—	—	—

Total Assets	6,183,360,062	297,105,933	367,788,889	429,719,802	171,150,437

LIABILITIES
Due to custodian bank	—	—	—	—	92,484
Payable for securities purchased	—	458,355	707,036	3,641,486	12,160
Payable for daily variation on future contracts	680,426	25,875	—	—	—
Shareholder redemptions payable	7,679,862	24,570	107,313	184,202	484,400
Shareholder services fee payable	—	—	—	—	—
Payable to the Adviser	509,586	107,608	245,698	287,803	—
Dividends payable	—	—	—	—	—
Accrued expenses	689,262	70,489	45,480	47,952	80,084

Total Liabilities	9,559,136	686,897	1,105,527	4,161,443	669,128

NET ASSETS	$6,173,800,926	$296,419,036	$366,683,362	$425,558,359	$170,481,309

Number of Shares Outstanding (Note 5)	88,167,659	13,406,397	26,037,071	28,737,230	16,120,063

Net Asset Value Per Share Redemption Price Per Share	$70.02	$22.11	$14.08	$14.81	$10.58

COMPONENTS OF NET ASSETS Paid-in capital	$2,698,511,203	$198,667,993	$301,909,135	$323,062,282	$150,869,470
Total Distributable Earnings (Loss) (Notes 2 and 6)	3,475,289,723	97,751,043	64,774,227	102,496,077	19,611,839

NET ASSETS	$6,173,800,926	$296,419,036	$366,683,362	$425,558,359	$170,481,309

(a) Investments at cost:
Affiliated investments	$—	$—	$—	$—	$—
Unaffiliated investments	$2,716,264,694	$204,447,163	$305,626,393	$326,408,303	$153,819,841
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of December 31, 2025

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund†	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	185,380,181	105,932,690	1,333,349,892	211,859,723	2,205,257,509
Cash	—	—	849	—	59,688
Foreign cash (b)	—	—	—	—	247,677
Interest and dividends receivable	143,535	61,053	1,183,752	762,096	9,961,999
Receivable for securities sold	1,245,447	595,587	195,096	595,871	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	47,877	42,119	1,201,051	282,925	681,305
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	—

Total Assets	186,817,040	106,631,449	1,335,930,640	213,500,615	2,216,208,178

LIABILITIES
Due to custodian bank	—	—	—	5	—
Payable for securities purchased	1,308,372	—	2,802,526	949,835	—
Payable for daily variation on future contracts	—	—	232,503	—	197,046
Shareholder redemptions payable	85,074	70,331	962,942	51	947,951
Shareholder services fee payable	—	—	—	—	—
Payable to the Adviser	90,825	32,886	110,813	76,164	504,043
Dividends payable	—	—	—	—	—
Accrued expenses	37,225	44,393	274,017	53,226	161,719

Total Liabilities	1,521,496	147,610	4,382,801	1,079,281	1,810,759

NET ASSETS	$185,295,544	$106,483,839	$1,331,547,839	$212,421,334	$2,214,397,419

Number of Shares Outstanding (Note 5)	11,495,017	11,071,776	66,258,504	9,836,610	201,362,338

Net Asset Value Per Share Redemption Price Per Share	$16.12	$9.62	$20.10	$21.59	$11.00

COMPONENTS OF NET ASSETS
Paid-in capital	$163,938,851	$110,850,934	$1,049,569,961	$143,947,777	$1,652,929,611
Total Distributable Earnings (Loss) (Notes 2 and 6)	21,356,693	(4,367,095)	281,977,878	68,473,557	561,467,808

NET ASSETS	$185,295,544	$106,483,839	$1,331,547,839	$212,421,334	$2,214,397,419

(a) Investments at cost:
Affiliated investments	$—	$—	$—	$—	$—
Unaffiliated investments	$164,312,308	$109,413,618	$1,068,851,354	$148,437,805	$1,583,990,964
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$247,356

†	Fund commenced operations on September 8, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of December 31, 2025

	MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$298,087,075	$407,757,130	$1,067,255,068	$1,501,491,053
Unaffiliated investments (a) (Notes 2 and 4)	9,879,116	25	—	27	—
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	5,938	—	—	—	—
Receivable for securities sold	—	—	917,022	852,160	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	2,399	681,703	256,943	752,514	931,335
Due from the Adviser	32,505	—	—	—	—
Other receivables	—	—	—	—	—

Total Assets	9,919,958	298,768,803	408,931,095	1,068,859,769	1,502,422,388

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	5,721	540,846	—	—	430,864
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	12,121	140,857	1,173,965	1,604,675	500,472
Shareholder services fee payable	—	25,103	34,653	90,322	127,162
Payable to the Adviser	—	18,182	25,071	65,301	91,668
Dividends payable	—	—	—	—	—
Accrued expenses	34,408	36,082	45,061	54,034	65,107

Total Liabilities	52,250	761,070	1,278,750	1,814,332	1,215,273

NET ASSETS	$9,867,708	$298,007,733	$407,652,345	$1,067,045,437	$1,501,207,115

Number of Shares Outstanding (Note 5)	550,787	25,406,676	38,140,835	85,149,612	107,407,449

Net Asset Value Per Share Redemption Price Per Share	$17.92	$11.73	$10.69	$12.53	$13.98

COMPONENTS OF NET ASSETS
Paid-in capital	$6,684,331	$292,524,199	$401,396,942	$1,009,822,152	$1,362,612,189
Total Distributable Earnings (Loss) (Notes 2 and 6)	3,183,377	5,483,534	6,255,403	57,223,285	138,594,926

NET ASSETS	$9,867,708	$298,007,733	$407,652,345	$1,067,045,437	$1,501,207,115

(a) Investments at cost:
Affiliated investments	$—	$283,105,950	$386,325,120	$989,698,036	$1,375,097,111
Unaffiliated investments	$6,701,145	$25	$—	$27	$—
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of December 31, 2025

	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$1,552,921,243	$1,348,032,358	$1,402,189,031	$1,104,117,394	$673,335,261
Unaffiliated investments (a) (Notes 2 and 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	1,174,255	1,948,199	394,068	—	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	821,101	519,861	499,201	566,544	289,866
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	—

Total Assets	1,554,916,599	1,350,500,418	1,403,082,300	1,104,683,938	673,625,127

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	—	—	462,714	149,031
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	1,995,357	2,468,061	893,269	103,831	140,834
Shareholder services fee payable	130,946	114,075	118,590	93,295	56,799
Payable to the Adviser	94,701	82,374	85,602	67,387	40,967
Dividends payable	—	—	—	—	—
Accrued expenses	66,109	60,696	62,014	54,315	42,889

Total Liabilities	2,287,113	2,725,206	1,159,475	781,542	430,520

NET ASSETS	$1,552,629,486	$1,347,775,212	$1,401,922,825	$1,103,902,396	$673,194,607

Number of Shares Outstanding (Note 5)	104,848,651	88,175,381	92,254,452	56,010,636	41,705,906

Net Asset Value Per Share Redemption Price Per Share	$14.81	$15.29	$15.20	$19.71	$16.14

COMPONENTS OF NET ASSETS
Paid-in capital	$1,371,359,179	$1,148,078,777	$1,176,613,567	$923,355,587	$565,589,092
Total Distributable Earnings (Loss) (Notes 2 and 6)	181,270,307	199,696,435	225,309,258	180,546,809	107,605,515

NET ASSETS	$1,552,629,486	$1,347,775,212	$1,401,922,825	$1,103,902,396	$673,194,607

(a) Investments at cost:
Affiliated investments	$1,406,285,623	$1,198,819,862	$1,236,804,553	$973,509,892	$594,028,953
Unaffiliated investments	$—	$—	$—	$—	$—
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of December 31, 2025

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund†	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$396,740,954	$184,442,226	$4,862,156	$146,488,003	$394,638,986
Unaffiliated investments (a) (Notes 2 and 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	385,677	241,069	212,330	16,946	26,958
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	—

Total Assets	397,126,631	184,683,295	5,074,486	146,504,949	394,665,944

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	103,697	188,961	212,330	14,030	26,930
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	281,980	52,108	—	2,916	28
Shareholder services fee payable	33,468	15,509	897	—	—
Payable to the Adviser	24,123	11,162	7,841	2,741	7,334
Dividends payable	—	—	—	—	—
Accrued expenses	35,607	30,005	24,681	34,238	34,361

Total Liabilities	478,875	297,745	245,749	53,925	68,653

NET ASSETS	$396,647,756	$184,385,550	$4,828,737	$146,451,024	$394,597,291

Number of Shares Outstanding (Note 5)	28,119,837	12,628,450	413,359	12,375,907	28,215,295

Net Asset Value Per Share Redemption Price Per Share	$14.11	$14.60	$11.68	$11.83	$13.99

COMPONENTS OF NET ASSETS
Paid-in capital	$332,453,796	$158,755,748	$4,564,966	$143,450,712	$351,626,780
Total Distributable Earnings (Loss) (Notes 2 and 6)	64,193,960	25,629,802	263,771	3,000,312	42,970,511

NET ASSETS	$396,647,756	$184,385,550	$4,828,737	$146,451,024	$394,597,291

(a) Investments at cost:
Affiliated investments	$348,901,992	$167,144,320	$4,832,055	$141,563,040	$360,447,118
Unaffiliated investments	$—	$—	$—	$—	$—
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

†	Fund commenced operations on May 1, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of December 31, 2025

	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$338,403,658	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	—	511,820,994	1,052,432,443	2,197,316,898
Cash	—	—	1	—
Foreign cash (b)	—	—	—	—
Interest and dividends receivable	—	631	9,870,226	19,751,952
Receivable for securities sold	39,410	—	—	9,007,378
Receivable for daily variation on future contracts	—	—	—	—
Shareholder subscription receivable	25,777	82,512	251,842	388,116
Due from the Adviser	—	—	—	—
Other receivables	—	—	—	—

Total Assets	338,468,845	511,904,137	1,062,554,512	2,226,464,344

LIABILITIES
Due to custodian bank	—	—	—	11
Payable for securities purchased	—	—	—	10,998,090
Payable for daily variation on future contracts	—	—	—	—
Shareholder redemptions payable	65,187	2,361,865	1,106,855	1,254,256
Shareholder services fee payable	—	—	—	—
Payable to the Adviser	6,356	74,304	379,598	772,698
Dividends payable	—	—	—	—
Accrued expenses	32,698	41,618	74,076	124,023

Total Liabilities	104,241	2,477,787	1,560,529	13,149,078

NET ASSETS	$338,364,604	$509,426,350	$1,060,993,983	$2,213,315,266

Number of Shares Outstanding (Note 5)	21,541,022	509,772,111	108,313,736	176,982,905

Net Asset Value Per Share Redemption Price Per Share	$15.71	$1.00	$9.80	$12.51

COMPONENTS OF NET ASSETS
Paid-in capital	$286,652,102	$509,424,766	$1,111,129,932	$2,441,555,698
Total Distributable Earnings (Loss) (Notes 2 and 6)	51,712,502	1,584	(50,135,949)	(228,240,432)

NET ASSETS	$338,364,604	$509,426,350	$1,060,993,983	$2,213,315,266

(a) Investments at cost:
Affiliated investments	$299,224,642	$—	$—	$—
Unaffiliated investments	$—	$511,820,994	$1,045,057,723	$2,280,013,228
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	MoA Equity Index Fund		MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$—		$—	$—	$—	$—
Unaffiliated dividend income	73,233,261	(a)	3,799,133 (a)	7,688,849 (a)	2,472,729 (a)	3,101,270 (a)
Interest income	2,661,993		203,243	239,979	265,140	724

Total investment income	75,895,254		4,002,376	7,928,828	2,737,869	3,101,994

Expenses
Investment advisory fees (Note 3)	4,367,760		1,188,228	2,811,233	3,002,025	136,005
Administrative fee (Note 3)	1,747,104		89,117	112,449	120,081	54,402
Other operating expenses
Custody and Fund administration expenses	678,357		92,029	49,167	52,148	90,337
Shareholders reports	134,228		6,891	9,125	9,697	5,069
Shareholder service fees	740		195	521	42	14
Transfer agent fees	37,654		23,458	23,585	24,778	30,968
Independent directors’ fees and expenses	38,198		38,198	38,198	38,198	38,198
Audit and Tax Expense	60,467		56,717	56,338	56,338	59,329
Legal	29,230		29,230	29,230	29,230	29,230
Licenses	1,193,525		70,909	13,320	14,050	59,268
Registration fees	30,091		21,661	21,661	21,661	18,860
Miscellaneous	79,217		16,438	17,295	17,273	17,004

Total other operating expenses	2,281,707		355,726	258,440	263,415	348,277

Total expenses before waiver/reimbursement	8,396,571		1,633,071	3,182,122	3,385,521	538,684
Fee waiver and expense reimbursement (Note 3)	(465,894)		(23,765)	(29,986)	(32,022)	(262,083)

Net expenses	7,930,677		1,609,306	3,152,136	3,353,499	276,601

Net Investment Income (Loss)	67,964,577		2,393,070	4,776,692	(615,630)	2,825,393

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	—		—	—	—	—
Unaffiliated Investment securities	498,864,970		36,726,683	16,360,446	6,458,829	9,532,570
Futures contracts (Note 2)	5,266,277		287,016	—	—	—
Foreign currency translation	—		(280)	—	—	—

	504,131,247		37,013,419	16,360,446	6,458,829	9,532,570

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	—		—	—	—	—
Unaffiliated Investment securities	381,866,858		(6,041,504)	(12,388,679)	30,001,459	(3,983,316)
Futures contracts (Note 2)	2,175,126		55,562	—	—	—
Foreign currency translation	—		275	—	—	—

	384,041,984		(5,985,667)	(12,388,679)	30,001,459	(3,983,316)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	888,173,231		31,027,752	3,971,767	36,460,288	5,549,254

Net Increase (Decrease) in Net Assets Resulting from Operations	$956,137,808		$33,420,822	$8,748,459	$35,844,658	$8,374,647

(a) Net of foreign taxes as follows:

MoA Equity Index Fund	$12,467
MoA All America Fund	$1,180
MoA Small Cap Value Fund	$5,437
MoA Small Cap Growth Fund	$4,872
MoA Small Cap Equity Index Fund	$3,249

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2025

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund(a)	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$—	$—	$—	$—	$—
Unaffiliated dividend income	3,492,131	170,935	22,030,017 (b)	1,688,811	57,749,444	(b)
Interest income	144,875	20,450	590,703	3,612,939	1,306,417

Total investment income	3,637,006	191,385	22,620,720	5,301,750	59,055,861

Expenses
Investment advisory fees (Note 3)	1,061,498	119,140	1,074,652	814,072	7,814,879
Administrative fee (Note 3)	57,900	6,499	429,861	61,056	586,116
Other operating expenses
Custody and Fund administration expenses	27,998	5,411	212,887	55,651	436,729
Shareholders reports	4,556	442	34,322	5,295	46,417
Shareholder service fees	35	—	149	111	1,285
Transfer agent fees	22,997	4,961	33,616	22,669	30,171
Independent directors’ fees and expenses	38,198	6,921	38,198	38,198	38,198
Audit and Tax Expense	56,348	37,050	59,443	55,461	64,555
Legal	29,231	22,825	29,230	29,230	29,230
Licenses	7,024	—	487,662	43,528	42,062
Registration fees	19,486	896	24,726	19,486	25,617
Miscellaneous	20,039	47,933	30,043	18,029	50,954

Total other operating expenses	225,912	126,439	950,276	287,658	765,218

Total expenses before waiver/reimbursement	1,345,310	252,078	2,454,789	1,162,786	9,166,213
Fee waiver and expense reimbursement (Note 3)	(15,440)	(115,608)	(114,629)	(16,281)	(3,087,048)

Net expenses	1,329,870	136,470	2,340,160	1,146,505	6,079,165

Net Investment Income (Loss)	2,307,136	54,915	20,280,560	4,155,245	52,976,696

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	—	—	—	—	—
Unaffiliated Investment securities	8,655,406	(903,298)	136,339,292	18,931,756	50,832,108
Futures contracts (Note 2)	—	—	(422,387)	—	4,011,571
Foreign currency translation	—	—	—	—	887,986

	8,655,406	(903,298)	135,916,905	18,931,756	55,731,665

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	—	—	—	—	—
Unaffiliated Investment securities	(7,248,223)	(3,480,928)	(60,498,740)	12,058,557	494,775,929
Futures contracts (Note 2)	—	—	428,450	—	505,111
Foreign currency translation	—	—	—	—	838,301

	(7,248,223)	(3,480,928)	(60,070,290)	12,058,557	496,119,341

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	1,407,183	(4,384,226)	75,846,615	30,990,313	551,851,006

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,714,319	$(4,329,311)	$96,127,175	$35,145,558	$604,827,702

(a) For the period September 8, 2025 (commencement of operations) to December 31, 2025.

(b) Net of foreign taxes as follows:

MoA Mid Cap Equity Index Fund	$21,675
MoA International Fund	$6,541,810

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2025

	MoA Catholic Values Index Fund		MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$—		$9,037,600	$13,412,582	$31,316,332	$38,823,162
Unaffiliated dividend income	101,813	(a)	—	—	—	—
Interest income	90		14	119	320	401

Total investment income	101,903		9,037,614	13,412,701	31,316,652	38,823,563

Expenses
Investment advisory fees (Note 3)	12,537		133,831	214,453	533,946	716,190
Administrative fee (Note 3)	2,508		80,299	128,671	320,367	429,714
Other operating expenses
Custody and Fund administration expenses	24,949		35,453	54,053	122,958	163,066
Shareholders reports	240		9,882	11,055	25,766	34,024
Shareholder service fees	—		267,663	428,906	1,067,891	1,432,380
Transfer agent fees	22,158		41,194	30,715	35,637	37,106
Independent directors’ fees and expenses	38,198		44,733	38,198	38,198	38,198
Audit and Tax Expense	54,398		44,674	57,288	48,278	48,278
Legal	29,230		28,569	29,231	29,231	29,231
Licenses	15,692		—	—	—	—
Registration fees	11,965		41,485	25,149	28,862	32,296
Miscellaneous	13,336		17,003	18,378	26,060	34,858

Total other operating expenses	210,166		530,656	692,973	1,422,881	1,849,437

Total expenses before waiver/reimbursement	225,211		744,786	1,036,097	2,277,194	2,995,341
Fee waiver and expense reimbursement (Note 3)	(206,230)		(21,413)	(34,312)	(85,431)	(114,591)

Net expenses	18,981		723,373	1,001,785	2,191,763	2,880,750

Net Investment Income (Loss)	82,922		8,314,241	12,410,916	29,124,889	35,942,813

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	—		(2,091,266)	530,377	9,182,353	25,235,822
Unaffiliated Investment securities	311,648		—	—	—	—
Futures contracts (Note 2)	—		—	—	—	—
Foreign currency translation	—		—	—	—	—
Gain distributions from Affiliated Funds (Note 4)	—		7,760,561	11,175,661	35,887,165	58,064,123

	311,648		5,669,295	11,706,038	45,069,518	83,299,945

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	—		15,496,307	20,645,707	53,937,942	66,283,101
Unaffiliated Investment securities	961,655		—	—	—	—
Futures contracts (Note 2)	—		—	—	—	—
Foreign currency translation	—		—	—	—	—

	961,655		15,496,307	20,645,707	53,937,942	66,283,101

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	1,273,303		21,165,602	32,351,745	99,007,460	149,583,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,356,225		$29,479,843	$44,762,661	$128,132,349	$185,525,859

(a) Net of foreign taxes as follows:

MoA Catholic Values Index Fund	$174

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2025

	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$36,300,376	$28,989,244	$28,362,348	$21,317,061	$12,378,661
Unaffiliated dividend income	—	—	—	—	—
Interest income	404	333	346	292	146

Total investment income	36,300,780	28,989,577	28,362,694	21,317,353	12,378,807

Expenses
Investment advisory fees (Note 3)	726,395	628,656	648,057	510,871	302,106
Administrative fee (Note 3)	435,837	377,193	388,834	306,522	181,264
Other operating expenses
Custody and Fund administration expenses	165,680	144,576	148,741	119,224	74,381
Shareholders reports	34,457	30,032	30,876	24,711	15,297
Shareholder service fees	1,452,791	1,257,312	1,296,113	1,021,742	604,213
Transfer agent fees	37,777	37,607	38,265	38,216	38,161
Independent directors’ fees and expenses	38,198	38,198	38,198	38,198	38,198
Audit and Tax Expense	48,278	48,278	48,278	48,278	48,278
Legal	29,230	29,231	29,231	29,231	29,230
Licenses	—	—	—	—	—
Registration fees	32,722	32,890	34,117	29,750	34,905
Miscellaneous	41,122	38,707	38,259	33,067	27,311

Total other operating expenses	1,880,255	1,656,831	1,702,078	1,382,417	909,974

Total expenses before waiver/reimbursement	3,042,487	2,662,680	2,738,969	2,199,810	1,393,344
Fee waiver and expense reimbursement (Note 3)	(116,223)	(100,585)	(103,689)	(81,739)	(48,337)

Net expenses	2,926,264	2,562,095	2,635,280	2,118,071	1,345,007

Net Investment Income (Loss)	33,374,516	26,427,482	25,727,414	19,199,282	11,033,800

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	29,140,048	22,864,379	22,424,565	22,189,564	6,643,963
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—
Gain distributions from Affiliated Funds (Note 4)	69,923,196	69,326,526	77,961,111	62,471,626	39,171,525

	99,063,244	92,190,905	100,385,676	84,661,190	45,815,488

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	74,984,937	79,069,264	86,586,098	65,108,803	45,536,909
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	74,984,937	79,069,264	86,586,098	65,108,803	45,536,909

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	174,048,181	171,260,169	186,971,774	149,769,993	91,352,397

Net Increase (Decrease) in Net Assets Resulting from Operations	$207,422,697	$197,687,651	$212,699,188	$168,969,275	$102,386,197

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2025

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund(a)	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$7,062,753	$3,061,051	$40,899	$4,606,485	$10,376,172
Unaffiliated dividend income	—	—	—	—	—
Interest income	71	102	—	7	5

Total investment income	7,062,824	3,061,153	40,899	4,606,492	10,376,177

Expenses
Investment advisory fees (Note 3)	173,836	75,390	777	—	—
Administrative fee (Note 3)	104,301	45,234	466	44,447	117,103
Other operating expenses
Custody and Fund administration expenses	46,613	25,437	4,080	21,748	47,010
Shareholders reports	9,379	4,733	346	3,709	9,632
Shareholder service fees	347,671	150,780	1,555	29	343
Transfer agent fees	37,550	35,305	16,241	22,438	22,963
Independent directors’ fees and expenses	38,198	38,198	23,489	38,198	38,198
Audit and Tax Expense	48,278	48,278	36,167	55,278	48,888
Legal	29,231	29,230	21,249	29,231	29,230
Licenses	—	—	—	—	—
Registration fees	28,040	23,498	25,049	19,486	21,286
Miscellaneous	22,593	19,406	6,563	14,752	17,840

Total other operating expenses	607,553	374,865	134,739	204,869	235,390

Total expenses before waiver/reimbursement	885,690	495,489	135,982	249,316	352,493
Fee waiver and expense reimbursement (Note 3)	(27,814)	(12,063)	(132,406)	(11,852)	(31,227)

Net expenses	857,876	483,426	3,576	237,464	321,266

Net Investment Income (Loss)	6,204,948	2,577,727	37,323	4,369,028	10,054,911

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	898,037	2,823,088	24,983	627,342	12,928,201
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—
Gain distributions from Affiliated Funds (Note 4)	22,924,910	10,676,709	236,363	5,062,654	17,515,037

	23,822,947	13,499,797	261,346	5,689,996	30,443,238

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	29,783,265	9,796,072	30,101	5,433,156	15,128,591
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	29,783,265	9,796,072	30,101	5,433,156	15,128,591

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	53,606,212	23,295,869	291,447	11,123,152	45,571,829

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,811,160	$25,873,596	$328,770	$15,492,180	$55,626,740

(a)	For the period May 1, 2025 (commencement of operations) to December 31, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2025

	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$7,026,563	$—	$—	$—
Unaffiliated dividend income	—	6,302	10,090	11,168
Interest income	4	22,085,267	40,894,198	100,034,108

Total investment income	7,026,567	22,091,569	40,904,288	100,045,276

Expenses
Investment advisory fees (Note 3)	—	784,423	3,767,217	8,689,776
Administrative fee (Note 3)	99,330	156,885	282,541	668,444
Other operating expenses
Custody and Fund administration expenses	41,824	61,485	124,044	300,867
Shareholders reports	7,915	12,471	21,249	52,479
Shareholder service fees	427	—	192	78
Transfer agent fees	23,474	27,397	23,554	25,358
Independent directors’ fees and expenses	38,198	38,198	38,198	38,198
Audit and Tax Expense	48,888	50,620	68,437	67,750
Legal	29,230	29,230	29,230	29,230
Licenses	—	2,530	—	—
Registration fees	21,286	21,599	21,286	21,661
Miscellaneous	17,169	13,274	31,457	66,125

Total other operating expenses	228,411	256,804	357,647	601,746

Total expenses before waiver/reimbursement	327,741	1,198,112	4,407,405	9,959,966
Fee waiver and expense reimbursement (Note 3)	(26,488)	(41,836)	(75,344)	(178,252)

Net expenses	301,253	1,156,276	4,332,061	9,781,714

Net Investment Income (Loss)	6,725,314	20,935,293	36,572,227	90,263,562

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign
Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	11,483,886	—	—	—
Unaffiliated Investment securities	—	3,686	(2,306,839)	(1,249,629)
Futures contracts (Note 2)	—	—	—	—
Foreign currency translation	—	—	—	—
Gain distributions from Affiliated Funds (Note 4)	17,727,656	—	—	—

	29,211,542	3,686	(2,306,839)	(1,249,629)

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	13,673,543	—	—	—
Unaffiliated Investment securities	—	—	25,241,371	73,057,443
Futures contracts (Note 2)	—	—	—	—
Foreign currency translation	—	—	—	—

	13,673,543	—	25,241,371	73,057,443

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	42,885,085	3,686	22,934,532	71,807,814

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,610,399	$20,938,979	$59,506,759	$162,071,376

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MoA Equity Index Fund		MoA All America Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$67,964,577	$72,253,681	$2,393,070	$2,998,435
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	504,131,247	512,642,315	37,013,419	38,275,380
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	384,041,984	656,949,610	(5,985,667)	12,512,028

	888,173,231	1,169,591,925	31,027,752	50,787,408

Net Increase (Decrease) in Net Assets Resulting from Operations	956,137,808	1,241,845,606	33,420,822	53,785,843

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(671,892,172)	(504,522,692)	(43,744,756)	(33,338,493)

Net Increase (Decrease) in Net Assets from Distributions	(671,892,172)	(504,522,692)	(43,744,756)	(33,338,493)

Capital Transactions (Note 5)
Proceeds from the sale of shares	453,289,446	538,969,151	4,241,307	5,184,267
Distributions reinvested	671,879,118	504,506,272	43,740,678	33,321,942
Cost of shares redeemed	(1,103,575,227)	(1,113,425,088)	(49,882,760)	(49,455,022)

Net Increase (Decrease) in Net Assets from Capital Transactions	21,593,337	(69,949,665)	(1,900,775)	(10,948,813)

Total Increase (Decrease) in Net Assets	305,838,973	667,373,249	(12,224,709)	9,498,537
Net Assets, Beginning of Year	5,867,961,953	5,200,588,704	308,643,745	299,145,208

Net Assets, End of Year	$6,173,800,926	$5,867,961,953	$296,419,036	$308,643,745

Other Information (Note 5)
Shares outstanding at beginning of Year	88,017,819	89,220,905	13,384,323	13,864,620

Shares issued	6,563,493	8,137,426	178,374	221,899
Shares issued as reinvestment of distributions	9,520,023	7,372,740	1,939,045	1,390,847
Shares redeemed	(15,933,676)	(16,713,252)	(2,095,345)	(2,093,043)

Net increase (decrease)	149,840	(1,203,086)	22,074	(480,297)

Shares outstanding at end of Year	88,167,659	88,017,819	13,406,397	13,384,323

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Small Cap Value Fund		MoA Small Cap Growth Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,776,692	$5,254,063	$(615,630)	$(757,916)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	16,360,446	22,265,194	6,458,829	19,141,684
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(12,388,679)	13,934,625	30,001,459	19,798,940

	3,971,767	36,199,819	36,460,288	38,940,624

Net Increase (Decrease) in Net Assets Resulting from Operations	8,748,459	41,453,882	35,844,658	38,182,708

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(18,314,641)	(23,218,555)	(3,977,561)	(6,326,238)

Net Increase (Decrease) in Net Assets from Distributions	(18,314,641)	(23,218,555)	(3,977,561)	(6,326,238)

Capital Transactions (Note 5)
Proceeds from the sale of shares	36,894,627	29,588,205	64,167,467	23,513,635
Distributions reinvested	18,313,479	23,217,127	3,977,561	6,326,238
Cost of shares redeemed	(76,658,492)	(82,717,265)	(72,145,170)	(80,094,663)

Net Increase (Decrease) in Net Assets from Capital Transactions	(21,450,386)	(29,911,933)	(4,000,142)	(50,254,790)

Total Increase (Decrease) in Net Assets	(31,016,568)	(11,676,606)	27,866,955	(18,398,320)
Net Assets, Beginning of Year	397,699,930	409,376,536	397,691,404	416,089,724

Net Assets, End of Year	$366,683,362	$397,699,930	$425,558,359	$397,691,404

Other Information (Note 5)
Shares outstanding at beginning of Year	27,418,645	29,655,222	28,872,840	32,712,005

Shares issued	2,749,725	2,055,419	4,812,467	1,749,186
Shares issued as reinvestment of distributions	1,267,107	1,536,722	255,792	437,802
Shares redeemed	(5,398,406)	(5,828,718)	(5,203,869)	(6,026,153)

Net increase (decrease)	(1,381,574)	(2,236,577)	(135,610)	(3,839,165)

Shares outstanding at end of Year	26,037,071	27,418,645	28,737,230	28,872,840

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Small Cap Equity Index Fund		MoA Mid Cap Value Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,825,393	$3,382,084	$2,307,136	$2,912,025
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	9,532,570	8,748,213	8,655,406	9,972,244
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(3,983,316)	4,608,208	(7,248,223)	3,435,684

	5,549,254	13,356,421	1,407,183	13,407,928

Net Increase (Decrease) in Net Assets Resulting from Operations	8,374,647	16,738,505	3,714,319	16,319,953

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(8,755,723)	(11,056,800)	(14,918,586)	(11,457,434)

Net Increase (Decrease) in Net Assets from Distributions	(8,755,723)	(11,056,800)	(14,918,586)	(11,457,434)

Capital Transactions (Note 5)
Proceeds from the sale of shares	27,787,710	35,939,780	19,717,353	82,574,142
Distributions reinvested	8,755,723	11,056,800	14,918,586	11,457,434
Cost of shares redeemed	(75,714,985)	(47,678,395)	(51,189,402)	(42,986,598)

Net Increase (Decrease) in Net Assets from Capital Transactions	(39,171,552)	(681,815)	(16,553,463)	51,044,978

Total Increase (Decrease) in Net Assets	(39,552,628)	4,999,890	(27,757,730)	55,907,497
Net Assets, Beginning of Year	210,033,937	205,034,047	213,053,274	157,145,777

Net Assets, End of Year	$170,481,309	$210,033,937	$185,295,544	$213,053,274

Other Information (Note 5)
Shares outstanding at beginning of Year	19,961,552	20,074,684	12,478,741	9,654,349

Shares issued	2,766,450	3,412,737	1,172,864	4,684,934
Shares issued as reinvestment of distributions	813,259	1,008,894	906,041	644,454
Shares redeemed	(7,421,198)	(4,534,763)	(3,062,629)	(2,504,996)

Net increase (decrease)	(3,841,489)	(113,132)	(983,724)	2,824,392

Shares outstanding at end of Year	16,120,063	19,961,552	11,495,017	12,478,741

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund
	For the Period Ended December 31, 2025(a)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$54,915	$20,280,560	$21,794,452
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(903,298)	135,916,905	113,411,588
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(3,480,928)	(60,070,290)	62,823,307

	(4,384,226)	75,846,615	176,234,895

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,329,311)	96,127,175	198,029,347

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(63,237)	(144,782,843)	(138,414,946)

Net Increase (Decrease) in Net Assets from Distributions	(63,237)	(144,782,843)	(138,414,946)

Capital Transactions (Note 5)
Proceeds from the sale of shares	113,626,175	92,822,643	131,251,213
Distributions reinvested	63,237	144,779,733	138,408,487
Cost of shares redeemed	(2,813,025)	(399,191,649)	(288,382,238)

Net Increase (Decrease) in Net Assets from Capital Transactions	110,876,387	(161,589,273)	(18,722,538)

Total Increase (Decrease) in Net Assets	106,483,839	(210,244,941)	40,891,863
Net Assets, Beginning of Year	—	1,541,792,780	1,500,900,917

Net Assets, End of Year	$106,483,839	$1,331,547,839	$1,541,792,780

Other Information (Note 5)
Shares outstanding at beginning of Year	—	73,711,336	74,653,665

Shares issued	11,349,496	4,500,982	6,097,328
Shares issued as reinvestment of distributions	6,379	7,010,493	6,290,847
Shares redeemed	(284,099)	(18,964,307)	(13,330,504)

Net increase (decrease)	11,071,776	(7,452,832)	(942,329)

Shares outstanding at end of Year	11,071,776	66,258,504	73,711,336

(a)	For the period September 8, 2025 (commencement of operations) to December 31, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Balanced Fund		MoA International Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,155,245	$4,019,079	$52,976,696	$48,926,562
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	18,931,756	16,518,011	55,731,665	11,324,173
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	12,058,557	10,875,359	496,119,341	11,762,862

	30,990,313	27,393,370	551,851,006	23,087,035

Net Increase (Decrease) in Net Assets Resulting from Operations	35,145,558	31,412,449	604,827,702	72,013,597

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(22,780,617)	(16,661,536)	(73,454,002)	(60,672,335)

Net Increase (Decrease) in Net Assets from Distributions	(22,780,617)	(16,661,536)	(73,454,002)	(60,672,335)

Capital Transactions (Note 5)
Proceeds from the sale of shares	21,280,053	7,806,351	215,073,853	367,635,251
Distributions reinvested	22,776,980	16,661,536	73,447,245	60,672,335
Cost of shares redeemed	(42,804,789)	(26,952,358)	(261,643,721)	(243,229,184)

Net Increase (Decrease) in Net Assets from Capital Transactions	1,252,244	(2,484,471)	26,877,377	185,078,402

Total Increase (Decrease) in Net Assets	13,617,185	12,266,442	558,251,077	196,419,664
Net Assets, Beginning of Year	198,804,149	186,537,707	1,656,146,342	1,459,726,678

Net Assets, End of Year	$212,421,334	$198,804,149	$2,214,397,419	$1,656,146,342

Other Information (Note 5)
Shares outstanding at beginning of Year	9,781,899	9,913,926	199,340,544	177,964,034

Shares issued	966,824	378,967	21,819,558	42,650,996
Shares issued as reinvestment of distributions	1,047,534	806,389	7,106,957	6,963,577
Shares redeemed	(1,959,647)	(1,317,383)	(26,904,721)	(28,238,063)

Net increase (decrease)	54,711	(132,027)	2,021,794	21,376,510

Shares outstanding at end of Year	9,836,610	9,781,899	201,362,338	199,340,544

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Catholic Values Index Fund		MoA Retirement Income Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$82,922	$75,197	$8,314,241	$6,173,608
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	311,648	249,473	5,669,295	22,730
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	961,655	1,030,408	15,496,307	7,787,536

	1,273,303	1,279,881	21,165,602	7,810,266

Net Increase (Decrease) in Net Assets Resulting from Operations	1,356,225	1,355,078	29,479,843	13,983,874

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(400,966)	(316,012)	(12,747,274)	(10,765,437)

Net Increase (Decrease) in Net Assets from Distributions	(400,966)	(316,012)	(12,747,274)	(10,765,437)

Capital Transactions (Note 5)
Proceeds from the sale of shares	1,391,791	912,456	35,144,529	38,593,244
Shares issued in merger (Note 7)	—	—	100,617,168	—
Distributions reinvested	400,966	316,012	12,747,274	10,765,437
Cost of shares redeemed	(433,670)	(451,328)	(75,158,352)	(52,012,273)

Net Increase (Decrease) in Net Assets from Capital Transactions	1,359,087	777,140	73,350,619	(2,653,592)

Total Increase (Decrease) in Net Assets	2,314,346	1,816,206	90,083,188	564,845
Net Assets, Beginning of Year	7,553,362	5,737,156	207,924,545	207,359,700

Net Assets, End of Year	$9,867,708	$7,553,362	$298,007,733	$207,924,545

Other Information (Note 5)
Shares outstanding at beginning of Year	474,249	424,687	18,773,469	19,017,410

Shares issued	81,085	60,002	3,030,755	3,412,192
Shares issued in merger (Note 7)	—	—	9,018,946	—
Shares issued as reinvestment of distributions	22,373	19,466	1,092,879	965,427
Shares redeemed	(26,920)	(29,906)	(6,509,373)	(4,621,560)

Net increase (decrease)	76,538	49,562	6,633,207	(243,941)

Shares outstanding at end of Year	550,787	474,249	25,406,676	18,773,469

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2020 Fund		MoA Clear Passage 2025 Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$12,410,916	$13,783,466	$29,124,889	$30,629,660
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	11,706,038	12,544,951	45,069,518	45,455,152
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	20,645,707	10,992,231	53,937,942	27,908,572

	32,351,745	23,537,182	99,007,460	73,363,724

Net Increase (Decrease) in Net Assets Resulting from Operations	44,762,661	37,320,648	128,132,349	103,993,384

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(29,886,891)	(28,210,119)	(85,535,774)	(80,504,666)

Net Increase (Decrease) in Net Assets from Distributions	(29,886,891)	(28,210,119)	(85,535,774)	(80,504,666)

Capital Transactions (Note 5)
Proceeds from the sale of shares	23,656,794	25,649,032	93,758,441	90,991,252
Distributions reinvested	29,886,891	28,210,119	85,535,774	80,504,666
Cost of shares redeemed	(119,908,885)	(95,168,441)	(266,248,078)	(212,427,905)

Net Increase (Decrease) in Net Assets from Capital Transactions	(66,365,200)	(41,309,290)	(86,953,863)	(40,931,987)

Total Increase (Decrease) in Net Assets	(51,489,430)	(32,198,761)	(44,357,288)	(17,443,269)
Net Assets, Beginning of Year	459,141,775	491,340,536	1,111,402,725	1,128,845,994

Net Assets, End of Year	$407,652,345	$459,141,775	$1,067,045,437	$1,111,402,725

Other Information (Note 5)
Shares outstanding at beginning of Year	44,342,323	48,246,361	92,144,987	95,398,941

Shares issued	2,183,902	2,422,179	7,379,882	7,325,873
Shares issued as reinvestment of distributions	2,789,697	2,694,314	6,818,362	6,580,406
Shares redeemed	(11,175,087)	(9,020,531)	(21,193,619)	(17,160,233)

Net increase (decrease)	(6,201,488)	(3,904,038)	(6,995,375)	(3,253,954)

Shares outstanding at end of Year	38,140,835	44,342,323	85,149,612	92,144,987

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2030 Fund		MoA Clear Passage 2035 Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$35,942,813	$34,582,555	$33,374,516	$31,074,634
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	83,299,945	70,936,342	99,063,244	96,698,215
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	66,283,101	38,422,996	74,984,937	33,734,556

	149,583,046	109,359,338	174,048,181	130,432,771

Net Increase (Decrease) in Net Assets Resulting from Operations	185,525,859	143,941,893	207,422,697	161,507,405

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(122,975,560)	(98,201,001)	(134,245,451)	(113,312,499)

Net Increase (Decrease) in Net Assets from Distributions	(122,975,560)	(98,201,001)	(134,245,451)	(113,312,499)

Capital Transactions (Note 5)
Proceeds from the sale of shares	147,809,777	135,189,970	155,809,509	165,895,140
Distributions reinvested	122,975,560	98,201,001	134,245,451	113,312,499

Cost of shares redeemed	(240,869,221)	(179,465,644)	(209,831,818)	(159,242,743)

Net Increase (Decrease) in Net Assets from Capital Transactions	29,916,116	53,925,327	80,223,142	119,964,896

Total Increase (Decrease) in Net Assets	92,466,415	99,666,219	153,400,388	168,159,802
Net Assets, Beginning of Year	1,408,740,700	1,309,074,481	1,399,229,098	1,231,069,296

Net Assets, End of Year	$1,501,207,115	$1,408,740,700	$1,552,629,486	$1,399,229,098

Other Information (Note 5)
Shares outstanding at beginning of Year	105,328,827	101,358,436	99,488,517	91,087,947

Shares issued	10,457,283	9,885,998	10,452,256	11,479,382
Shares issued as reinvestment of distributions	8,795,914	7,248,786	9,079,900	7,934,837
Shares redeemed	(17,174,575)	(13,164,393)	(14,172,022)	(11,013,649)

Net increase (decrease)	2,078,622	3,970,391	5,360,134	8,400,570

Shares outstanding at end of Year	107,407,449	105,328,827	104,848,651	99,488,517

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2040 Fund		MoA Clear Passage 2045 Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$26,427,482	$24,865,232	$25,727,414	$24,447,263
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	92,190,905	95,800,629	100,385,676	105,848,703
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	79,069,264	27,847,991	86,586,098	28,673,695

	171,260,169	123,648,620	186,971,774	134,522,398

Net Increase (Decrease) in Net Assets Resulting from Operations	197,687,651	148,513,852	212,699,188	158,969,661

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(108,478,542)	(100,371,526)	(114,521,496)	(104,644,513)

Net Increase (Decrease) in Net Assets from Distributions	(108,478,542)	(100,371,526)	(114,521,496)	(104,644,513)

Capital Transactions (Note 5)
Proceeds from the sale of shares	136,738,564	127,467,009	129,152,208	122,022,620
Distributions reinvested	108,478,542	100,371,526	114,521,496	104,644,513
Cost of shares redeemed	(190,213,146)	(110,243,511)	(171,554,803)	(117,990,849)

Net Increase (Decrease) in Net Assets from Capital Transactions	55,003,960	117,595,024	72,118,901	108,676,284

Total Increase (Decrease) in Net Assets	144,213,069	165,737,350	170,296,593	163,001,432
Net Assets, Beginning of Year	1,203,562,143	1,037,824,793	1,231,626,232	1,068,624,800

Net Assets, End of Year	$1,347,775,212	$1,203,562,143	$1,401,922,825	$1,231,626,232

Other Information (Note 5)
Shares outstanding at beginning of Year	84,624,705	76,507,647	87,561,925	79,927,633

Shares issued	9,004,415	8,704,106	8,583,425	8,441,741
Shares issued as reinvestment of distributions	7,126,878	6,949,081	7,576,963	7,328,318
Shares redeemed	(12,580,617)	(7,536,129)	(11,467,861)	(8,135,767)

Net increase (decrease)	3,550,676	8,117,058	4,692,527	7,634,292

Shares outstanding at end of Year	88,175,381	84,624,705	92,254,452	87,561,925

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2050 Fund		MoA Clear Passage 2055 Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$19,199,282	$18,389,944	$11,033,800	$10,143,682
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	84,661,190	73,658,784	45,815,488	39,186,168
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	65,108,803	36,269,647	45,536,909	22,946,424

	149,769,993	109,928,431	91,352,397	62,132,592

Net Increase (Decrease) in Net Assets Resulting from Operations	168,969,275	128,318,375	102,386,197	72,276,274

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(94,914,659)	(67,915,736)	(49,697,193)	(37,269,115)

Net Increase (Decrease) in Net Assets from Distributions	(94,914,659)	(67,915,736)	(49,697,193)	(37,269,115)

Capital Transactions (Note 5)
Proceeds from the sale of shares	110,233,858	109,890,457	97,810,828	89,167,656
Distributions reinvested	94,914,659	67,915,736	49,697,193	37,269,115
Cost of shares redeemed	(151,910,382)	(91,346,006)	(87,995,686)	(50,930,153)

Net Increase (Decrease) in Net Assets from Capital Transactions	53,238,135	86,460,187	59,512,335	75,506,618

Total Increase (Decrease) in Net Assets	127,292,751	146,862,826	112,201,339	110,513,777
Net Assets, Beginning of Year	976,609,645	829,746,819	560,993,268	450,479,491

Net Assets, End of Year	$1,103,902,396	$976,609,645	$673,194,607	$560,993,268

Other Information (Note 5)
Shares outstanding at beginning of Year	53,346,612	48,668,561	38,032,194	32,950,909

Shares issued	5,638,962	5,941,385	6,183,395	5,989,223
Shares issued as reinvestment of distributions	4,837,981	3,671,142	3,100,361	2,503,771
Shares redeemed	(7,812,919)	(4,934,476)	(5,610,044)	(3,411,709)

Net increase (decrease)	2,664,024	4,678,051	3,673,712	5,081,285

Shares outstanding at end of Year	56,010,636	53,346,612	41,705,906	38,032,194

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2060 Fund		MoA Clear Passage 2065 Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,204,948	$5,417,717	$2,577,727	$2,040,935
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	23,822,947	19,258,522	13,499,797	6,636,479
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	29,783,265	14,233,372	9,796,072	4,454,789

	53,606,212	33,491,894	23,295,869	11,091,268

Net Increase (Decrease) in Net Assets Resulting from Operations	59,811,160	38,909,611	25,873,596	13,132,203

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(23,828,024)	(18,719,133)	(10,909,874)	(5,228,439)

Net Increase (Decrease) in Net Assets from Distributions	(23,828,024)	(18,719,133)	(10,909,874)	(5,228,439)

Capital Transactions (Note 5)
Proceeds from the sale of shares	74,264,381	65,650,855	56,463,786	50,121,552
Distributions reinvested	23,828,024	18,719,133	10,909,874	5,228,439
Cost of shares redeemed	(48,505,509)	(26,773,333)	(20,138,523)	(8,774,863)

Net Increase (Decrease) in Net Assets from Capital Transactions	49,586,896	57,596,655	47,235,137	46,575,128

Total Increase (Decrease) in Net Assets	85,570,032	77,787,133	62,198,859	54,478,892
Net Assets, Beginning of Year	311,077,724	233,290,591	122,186,691	67,707,799

Net Assets, End of Year	$396,647,756	$311,077,724	$184,385,550	$122,186,691

Other Information (Note 5)
Shares outstanding at beginning of Year	24,519,592	19,968,768	9,286,050	5,692,295

Shares issued	5,481,311	5,168,322	4,016,660	3,862,704
Shares issued as reinvestment of distributions	1,705,503	1,464,631	753,611	396,964
Shares redeemed	(3,586,569)	(2,082,129)	(1,427,871)	(665,913)

Net increase (decrease)	3,600,245	4,550,824	3,342,400	3,593,755

Shares outstanding at end of Year	28,119,837	24,519,592	12,628,450	9,286,050

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund
	For the Period Ended December 31, 2025(a)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$37,323	$4,369,028	$4,482,489
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	261,346	5,689,996	3,558,018
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	30,101	5,433,156	4,208,215

	291,447	11,123,152	7,766,233

Net Increase (Decrease) in Net Assets Resulting from Operations	328,770	15,492,180	12,248,722

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(65,655)	(10,135,238)	(8,256,023)

Net Increase (Decrease) in Net Assets from Distributions	(65,655)	(10,135,238)	(8,256,023)

Capital Transactions (Note 5)
Proceeds from the sale of shares	4,641,683	8,610,904	9,647,786
Distributions reinvested	65,655	10,135,238	8,256,023
Cost of shares redeemed	(141,716)	(30,253,540)	(27,236,289)

Net Increase (Decrease) in Net Assets from Capital Transactions	4,565,622	(11,507,398)	(9,332,480)

Total Increase (Decrease) in Net Assets	4,828,737	(6,150,456)	(5,339,781)
Net Assets, Beginning of Year	—	152,601,480	157,941,261

Net Assets, End of Year	$4,828,737	$146,451,024	$152,601,480

Other Information (Note 5)
Shares outstanding at beginning of Year	—	13,347,683	14,155,969

Shares issued	419,809	723,069	833,996
Shares issued as reinvestment of distributions	5,723	855,669	715,234
Shares redeemed	(12,173)	(2,550,514)	(2,357,516)
Net increase (decrease)	413,359	(971,776)	(808,286)

Shares outstanding at end of Year	413,359	12,375,907	13,347,683

(a)	For the period May 1, 2025 (commencement of operations) to December 31, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Moderate Allocation Fund		MoA Aggressive Allocation Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,054,911	$10,140,280	$6,725,314	$7,003,416
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	30,443,238	24,834,186	29,211,542	24,301,030
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	15,128,591	8,803,109	13,673,543	11,150,640

	45,571,829	33,637,295	42,885,085	35,451,670

Net Increase (Decrease) in Net Assets Resulting from Operations	55,626,740	43,777,575	49,610,399	42,455,086

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(38,659,723)	(34,443,135)	(33,396,361)	(28,180,313)

Net Increase (Decrease) in Net Assets from Distributions	(38,659,723)	(34,443,135)	(33,396,361)	(28,180,313)

Capital Transactions (Note 5)
Proceeds from the sale of shares	12,281,770	9,326,258	5,632,099	11,537,710
Distributions reinvested	38,659,723	34,443,135	33,396,361	28,180,313
Cost of shares redeemed	(69,992,869)	(59,512,579)	(52,001,913)	(54,406,107)

Net Increase (Decrease) in Net Assets from Capital Transactions	(19,051,376)	(15,743,186)	(12,973,453)	(14,688,084)

Total Increase (Decrease) in Net Assets	(2,084,359)	(6,408,746)	3,240,585	(413,311)
Net Assets, Beginning of Year	396,681,650	403,090,396	335,124,019	335,537,330

Net Assets, End of Year	$394,597,291	$396,681,650	$338,364,604	$335,124,019

Other Information (Note 5)
Shares outstanding at beginning of Year	29,526,390	30,615,098	22,355,524	23,285,344

Shares issued	868,001	678,535	356,532	751,012
Shares issued as reinvestment of distributions	2,762,023	2,513,876	2,127,986	1,850,382
Shares redeemed	(4,941,119)	(4,281,119)	(3,299,020)	(3,531,214)

Net increase (decrease)	(1,311,095)	(1,088,708)	(814,502)	(929,820)

Shares outstanding at end of Year	28,215,295	29,526,390	21,541,022	22,355,524

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA US Government Money Market Fund			MoA Intermediate Bond Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$20,935,293	$26,383,599		$36,572,227	$33,183,551
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	3,686	4,577		(2,306,839)	(13,630,395)
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	—	—		25,241,371	6,821,704

	3,686	4,577		22,934,532	(6,808,691)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,938,979	26,388,176		59,506,759	26,374,860

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(21,285,242)	(26,397,139)		(36,591,293)	(33,835,589)

Net Increase (Decrease) in Net Assets from Distributions	(21,285,242)	(26,397,139)		(36,591,293)	(33,835,589)

Capital Transactions (Note 5)
Proceeds from the sale of shares	150,662,046	180,969,847	(a)	335,412,175	178,360,292
Distributions reinvested	21,284,773	26,404,813		36,591,443	33,835,589
Cost of shares redeemed	(178,056,961)	(277,882,424)		(233,166,287)	(255,044,059)

Net Increase (Decrease) in Net Assets from Capital Transactions	(6,110,142)	(70,507,764)		138,837,331	(42,848,178)

Total Increase (Decrease) in Net Assets	(6,456,405)	(70,516,727)		161,752,797	(50,308,907)
Net Assets, Beginning of Year	515,882,755	586,399,482		899,241,186	949,550,093

Net Assets, End of Year	$509,426,350	$515,882,755		$1,060,993,983	$899,241,186

Other Information (Note 5)
Shares outstanding at beginning of Year	515,882,108	586,254,771	(b)	94,137,008	98,461,581

Shares issued	150,662,191	180,719,079	(b)	34,447,939	18,636,508
Shares issued as reinvestment of distributions	21,284,773	26,403,383	(b)	3,762,478	3,521,878
Shares redeemed	(178,056,961)	(277,495,125	)(b)	(24,033,689)	(26,482,959)

Net increase (decrease)	(6,109,997)	(70,372,663	)(b)	14,176,728	(4,324,573)

Shares outstanding at end of Year	509,772,111	515,882,108	(b)	108,313,736	94,137,008

(a)	The Fund accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $145 to reflect lost opportunity cost arising when a portion of the portfolio was uninvested.
(b)

After the close of business on August 23, 2024, the MoA Money Market Fund was restructured as a US Government Money Market Fund and renamed as the MoA US Government Money Market Fund. After the close of business on August 23, 2024, the Fund underwent a stock split so the ending NAV was $1.00. The exact split ratio was 11.855015:1. Post the split and commencing on August 26, 2024, the Fund began seeking to preserve a $1.00 per share net asset value, declaring dividends daily and paying dividends monthly. Number of shares outstanding shown and the share activity prior to the split has been adjusted to reflect the split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Core Bond Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$90,263,562	$80,836,424
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(1,249,629)	(50,754,376)
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	73,057,443	(5,404,002)

	71,807,814	(56,158,378)

Net Increase (Decrease) in Net Assets Resulting from Operations	162,071,376	24,678,046

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(92,224,413)	(82,791,259)

Net Increase (Decrease) in Net Assets from Distributions	(92,224,413)	(82,791,259)

Capital Transactions (Note 5)
Proceeds from the sale of shares	282,922,206	530,329,675
Distributions reinvested	92,209,062	82,776,536
Cost of shares redeemed	(440,736,709)	(406,032,486)

Net Increase (Decrease) in Net Assets from Capital Transactions	(65,605,441)	207,073,725

Total Increase (Decrease) in Net Assets	4,241,522	148,960,512
Net Assets, Beginning of Year	2,209,073,744	2,060,113,232

Net Assets, End of Year	$2,213,315,266	$2,209,073,744

Other Information (Note 5)
Shares outstanding at beginning of Year	182,212,676	165,444,728

Shares issued	23,090,815	43,035,621
Shares issued as reinvestment of distributions	7,451,178	6,729,075
Shares redeemed	(35,771,764)	(32,996,748)

Net increase (decrease)	(5,229,771)	16,767,948

Shares outstanding at end of Year	176,982,905	182,212,676

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Equity Index Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$66.67	$58.29	$48.82	$62.41	$51.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.83	0.87	0.87	0.79	0.73
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	10.96	13.68	11.79	(12.20)	13.70

Total from Investment Operations	11.79	14.55	12.66	(11.41)	14.43

Less Distributions
From Net Investment Income	(0.83)	(0.87)	(0.85)	(0.78)	(0.70)
From Net Realized Gains	(7.61)	(5.30)	(2.34)	(1.40)	(2.47)

Total Distributions	(8.44)	(6.17)	(3.19)	(2.18)	(3.17)

Net Asset Value, End of Year	$70.02	$66.67	$58.29	$48.82	$62.41

Total Return (%)(a)	17.68	24.83	26.12	(18.24)	28.50
Net Assets, End of year ($ millions)	6,174	5,868	5,201	4,330	4,992
Ratio of Net Income (Loss) to Average Net Assets (%)	1.17	1.28	1.57	1.51	1.27
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	0.14	0.14	0.14	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.13	0.14	0.14	0.13
Portfolio Turnover Rate (%)(b)	2.55	8.64	4.07	3.14	7.01

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA All America Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$23.06	$21.58	$19.76	$27.73	$24.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.20	0.24	0.25	0.25	0.25
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.61	3.94	3.67	(5.21)	6.18

Total from Investment Operations	2.81	4.18	3.92	(4.96)	6.43

Less Distributions
From Net Investment Income	(0.19)	(0.23)	(0.24)	(0.25)	(0.20)
From Net Realized Gains	(3.57)	(2.47)	(1.86)	(2.76)	(2.68)

Total Distributions	(3.76)	(2.70)	(2.10)	(3.01)	(2.88)

Net Asset Value, End of Year	$22.11	$23.06	$21.58	$19.76	$27.73

Total Return (%)(a)	11.96	19.12	20.33	(17.70)	27.07
Net Assets, End of year ($ millions)	296	309	299	281	374
Ratio of Net Income (Loss) to Average Net Assets (%)	0.81	0.97	1.17	1.07	0.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.55	0.51	0.53	0.54	0.49
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.54	0.50	0.53	0.54	0.49
Portfolio Turnover Rate (%)(b)	20.64	30.64	31.84	19.24	19.84

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Small Cap Value Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.50	$13.80	$13.44	$16.52	$13.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.18	0.20	0.24	0.19	0.17
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.13	1.39	1.00	(1.83)	4.12

Total from Investment Operations	0.31	1.59	1.24	(1.64)	4.29

Less Distributions
From Net Investment Income	(0.18)	(0.18)	(0.22)	(0.18)	(0.09)
From Net Realized Gains	(0.55)	(0.71)	(0.66)	(1.26)	(1.13)

Total Distributions	(0.73)	(0.89)	(0.88)	(1.44)	(1.22)

Net Asset Value, End of Year	$14.08	$14.50	$13.80	$13.44	$16.52

Total Return (%)(a)	2.00	11.29	9.59	(9.82)	32.29
Net Assets, End of year ($ millions)	367	398	409	413	580
Ratio of Net Income (Loss) to Average Net Assets (%)	1.27	1.33	1.78	1.15	1.03
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.85	0.82	0.84	0.82	0.80
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.84	0.81	0.84	0.82	0.80
Portfolio Turnover Rate (%)(b)	37.96	47.84	22.33	8.40	33.93

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Small Cap Growth Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$13.77	$12.72	$11.01	$16.22	$17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.02)	(0.03)	(0.01)	(0.01)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.20	1.30	1.73	(4.60)	1.74

Total from Investment Operations	1.18	1.27	1.72	(4.61)	1.71

Less Distributions
From Net Investment Income	—	—	—	—	(0.01)
From Net Realized Gains	(0.14)	(0.22)	(0.01)	(0.60)	(3.01)

Total Distributions	(0.14)	(0.22)	(0.01)	(0.60)	(3.02)

Net Asset Value, End of Year	$14.81	$13.77	$12.72	$11.01	$16.22

Total Return (%)(a)	8.52	9.92	15.63	(28.37)	10.38
Net Assets, End of year ($ millions)	426	398	416	432	673
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.15)	(0.19)	(0.12)	(0.05)	(0.24)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.85	0.82	0.84	0.83	0.80
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.84	0.81	0.84	0.83	0.80
Portfolio Turnover Rate (%)(b)	32.89	43.85	49.48	61.61	45.18

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Small Cap Equity Index Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.52	$10.21	$9.08	$11.59	$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.17	0.18	0.16	0.13	0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.44	0.70	1.26	(2.03)	2.62

Total from Investment Operations	0.61	0.88	1.42	(1.90)	2.78

Less Distributions
From Net Investment Income	(0.15)	(0.17)	(0.15)	(0.12)	(0.15)
From Net Realized Gains	(0.40)	(0.40)	(0.14)	(0.49)	(1.78)

Total Distributions	(0.55)	(0.57)	(0.29)	(0.61)	(1.93)

Net Asset Value, End of Year	$10.58	$10.52	$10.21	$9.08	$11.59

Total Return (%)(a)	5.80	8.55	15.87	(16.31)	26.56
Net Assets, End of year ($ millions)	170	210	205	179	143
Ratio of Net Income (Loss) to Average Net Assets (%)	1.56	1.65	1.76	1.54	1.29
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.30	0.25	0.24	0.25	0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.16	0.14	0.14	0.14	0.14
Portfolio Turnover Rate (%)(b)	39.23	35.80	43.99	29.55	69.91

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Mid Cap Value Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$17.07	$16.28	$15.65	$19.21	$15.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.21	0.26	0.23	0.23	0.26
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.23	1.52	0.85	(2.32)	5.01

Total from Investment Operations	0.44	1.78	1.08	(2.09)	5.27

Less Distributions
From Net Investment Income	(0.19)	(0.24)	(0.20)	(0.29)	(0.14)
From Net Realized Gains	(1.20)	(0.75)	(0.25)	(1.18)	(1.45)
Return of Capital	— (a)	—	—	—	—

Total Distributions	(1.39)	(0.99)	(0.45)	(1.47)	(1.59)

Net Asset Value, End of Year	$16.12	$17.07	$16.28	$15.65	$19.21

Total Return (%)(b)	2.48	10.78	6.96	(10.67)	34.35
Net Assets, End of year ($ millions)	185	213	157	115	131
Ratio of Net Income (Loss) to Average Net Assets (%)	1.20	1.62	1.61	1.34	1.47
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.70	0.69	0.74	0.70	0.65
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.69	0.68	0.73	0.70	0.65
Portfolio Turnover Rate (%)(c)	36.07	38.06	29.02	11.44	23.84

(a)	Amount is less than $0.005 per share.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the period ended from September 8, 2025 (commencement of operations) to December 31, 2025 and other supplementary data with respect to each Fund are presented below and in the pages following:

MoA Mid Cap Growth Fund
Period Ended December 31, 2025 (a)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.01
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.38)

Total from Investment Operations	(0.37)

Less Distributions
From Net Investment Income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$9.62

Total Return (%)(b)	(3.73)
Net Assets, End of Period ($ millions)	106
Ratio of Net Income (Loss) to Average Net Assets (%)	0.25 (c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	1.16 (c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.63 (c)
Portfolio Turnover Rate (%)(d)	3.91 (e)

(a)	For the period September 8, 2025 (commencement of operations) through December 31, 2025.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Portfolio turnover rate excludes all short-term securities.
(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Mid Cap Equity Index Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$20.92	$20.10	$18.91	$25.12	$23.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.31	0.32	0.34	0.36	0.33
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.25	2.51	2.66	(3.76)	5.21

Total from Investment Operations	1.56	2.83	3.00	(3.40)	5.54

Less Distributions
From Net Investment Income	(0.29)	(0.33)	(0.28)	(0.31)	(0.30)
From Net Realized Gains	(2.09)	(1.68)	(1.53)	(2.50)	(3.19)

Total Distributions	(2.38)	(2.01)	(1.81)	(2.81)	(3.49)

Net Asset Value, End of Year	$20.10	$20.92	$20.10	$18.91	$25.12

Total Return (%)(a)	7.28	13.77	16.25	(13.23)	24.56
Net Assets, End of year ($ millions)	1,332	1,542	1,501	1,600	2,118
Ratio of Net Income (Loss) to Average Net Assets (%)	1.42	1.42	1.63	1.58	1.24
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.17	0.15	0.15	0.16	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.16	0.15	0.15	0.16	0.14
Portfolio Turnover Rate (%)(b)	15.18	24.85	19.60	19.54	25.62

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Balanced Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$20.32	$18.82	$17.39	$21.18	$19.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.45	0.43	0.39	0.35	0.32
Net Realized and Unrealized Gains (Losses) on
Investments, Futures Contracts and Foreign Currency
Translations	3.35	2.88	2.21	(2.91)	2.80

Total from Investment Operations	3.80	3.31	2.60	(2.56)	3.12

Less Distributions
From Net Investment Income	(0.46)	(0.44)	(0.40)	(0.36)	(0.32)
From Net Realized Gains	(2.07)	(1.37)	(0.77)	(0.87)	(0.78)

Total Distributions	(2.53)	(1.81)	(1.17)	(1.23)	(1.10)

Net Asset Value, End of Year	$21.59	$20.32	$18.82	$17.39	$21.18

Total Return (%)(a)	18.82	17.56	15.07	(12.02)	16.48
Net Assets, End of year ($ millions)	212	199	187	180	218
Ratio of Net Income (Loss) to Average Net Assets (%)	2.04	2.07	2.09	1.81	1.53
Ratio of Expenses to Average Net Assets Before Expense
Reimbursement (%)	0.57	0.56	0.54	0.54	0.46
Ratio of Expenses to Average Net Assets After Expense
Reimbursement (%)	0.56	0.55	0.54	0.54	0.46
Portfolio Turnover Rate (%)(b)	30.65	36.98	50.33	25.01	23.68

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA International Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.31	$8.20	$7.24	$9.26	$9.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.27	0.27	0.29	0.31	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.79	0.17	1.09	(1.44)	0.74

Total from Investment Operations	3.06	0.44	1.38	(1.13)	0.94

Less Distributions
From Net Investment Income	(0.37)	(0.33)	(0.42)	(0.23)	(0.16)
From Net Realized Gains	—	—	—	(0.66)	(0.86)

Total Distributions	(0.37)	(0.33)	(0.42)	(0.89)	(1.02)

Net Asset Value, End of Year	$11.00	$8.31	$8.20	$7.24	$9.26

Total Return (%)(a)	37.20	5.19	19.55	(11.09)	10.37
Net Assets, End of year ($ millions)	2,214	1,656	1,460	1,202	1,203
Ratio of Net Income (Loss) to Average Net Assets (%)	2.71	3.07	3.83	4.10	2.05
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.47	0.36	0.14	0.13	0.12
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.31	0.25	0.13	0.13	0.12
Portfolio Turnover Rate (%)(c)	22.34	37.96	20.14	18.25	123.53

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	International Fund excludes the expenses of its ETF investments.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Catholic Values Index Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$15.93	$13.51	$10.97	$14.06	$11.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16	0.17	0.17	0.15	0.15
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.59	2.95	2.71	(2.98)	3.07

Total from Investment Operations	2.75	3.12	2.88	(2.83)	3.22

Less Distributions
From Net Investment Income	(0.16)	(0.17)	(0.17)	(0.15)	(0.14)
From Net Realized Gains	(0.60)	(0.53)	(0.17)	(0.11)	(0.19)

Total Distributions	(0.76)	(0.70)	(0.34)	(0.26)	(0.33)

Net Asset Value, End of Year	$17.92	$15.93	$13.51	$10.97	$14.06

Total Return (%)(a)	17.33	23.02	26.37	(20.10)	28.99
Net Assets, End of year ($ millions)	10	8	6	4	5
Ratio of Net Income (Loss) to Average Net Assets (%)	0.99	1.12	1.39	1.36	1.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.70	3.05	2.94	2.53	2.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.23	0.21	0.22	0.22	0.22
Portfolio Turnover Rate (%)(b)	23.23	25.87	25.23	13.48	9.54

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Retirement Income Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$11.08	$10.90	$10.24	$12.26	$12.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.33	0.35	0.26	0.17	0.15
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.83	0.44	0.74	(1.54)	0.54

Total from Investment Operations	1.16	0.79	1.00	(1.37)	0.69

Less Distributions
From Net Investment Income	(0.34)	(0.42)	(0.26)	(0.17)	(0.16)
From Net Realized Gains	(0.17)	(0.19)	(0.08)	(0.48)	(0.36)

Total Distributions	(0.51)	(0.61)	(0.34)	(0.65)	(0.52)

Net Asset Value, End of Year	$11.73	$11.08	$10.90	$10.24	$12.26

Total Return (%)(a)	10.53	7.21	9.91	(11.12)	5.77
Net Assets, End of year ($ millions)	298	208	207	203	224
Ratio of Net Income (Loss) to Average Net Assets (%)	3.11	3.02	2.40	1.58	1.22
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.28	0.18	0.16	0.13	0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.27	0.18	0.16	0.13	0.11
Portfolio Turnover Rate (%)(c)	18.89	28.84	25.22	32.16	28.07

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2020 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.35	$10.18	$9.55	$12.16	$11.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.32	0.32	0.26	0.18	0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.82	0.50	0.86	(1.78)	0.99

Total from Investment Operations	1.14	0.82	1.12	(1.60)	1.15

Less Distributions
From Net Investment Income	(0.33)	(0.33)	(0.26)	(0.18)	(0.20)
From Net Realized Gains	(0.47)	(0.32)	(0.23)	(0.83)	(0.63)

Total Distributions	(0.80)	(0.65)	(0.49)	(1.01)	(0.83)

Net Asset Value, End of Year	$10.69	$10.35	$10.18	$9.55	$12.16

Total Return (%)(a)	11.18	8.10	11.83	(13.06)	9.80
Net Assets, End of year ($ millions)	408	459	491	504	621
Ratio of Net Income (Loss) to Average Net Assets (%)	2.89	2.89	2.48	1.65	1.29
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.24	0.14	0.12	0.09	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.23	0.13	0.11	0.09	0.08
Portfolio Turnover Rate (%)(c)	14.83	17.58	21.68	19.16	22.78

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2025 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.06	$11.83	$10.98	$13.97	$13.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.35	0.36	0.29	0.20	0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.18	0.78	1.18	(2.11)	1.39

Total from Investment Operations	1.53	1.14	1.47	(1.91)	1.57

Less Distributions
From Net Investment Income	(0.36)	(0.36)	(0.29)	(0.21)	(0.23)
From Net Realized Gains	(0.70)	(0.55)	(0.33)	(0.87)	(0.66)

Total Distributions	(1.06)	(0.91)	(0.62)	(1.08)	(0.89)

Net Asset Value, End of Year	$12.53	$12.06	$11.83	$10.98	$13.97

Total Return (%)(a)	12.81	9.70	13.59	(13.56)	11.96
Net Assets, End of year ($ millions)	1,067	1,111	1,129	1,057	1,203
Ratio of Net Income (Loss) to Average Net Assets (%)	2.73	2.73	2.50	1.69	1.29
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.21	0.13	0.10	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.21	0.12	0.09	0.08	0.08
Portfolio Turnover Rate (%)(c)	15.85	20.69	22.19	18.16	15.42

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2030 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$13.37	$12.92	$11.90	$15.25	$14.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.36	0.35	0.31	0.22	0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.48	1.09	1.48	(2.40)	1.94

Total from Investment Operations	1.84	1.44	1.79	(2.18)	2.13

Less Distributions
From Net Investment Income	(0.37)	(0.37)	(0.31)	(0.22)	(0.26)
From Net Realized Gains	(0.86)	(0.62)	(0.46)	(0.95)	(0.70)

Total Distributions	(1.23)	(0.99)	(0.77)	(1.17)	(0.96)

Net Asset Value, End of Year	$13.98	$13.37	$12.92	$11.90	$15.25

Total Return (%)(a)	13.85	11.16	15.25	(14.14)	15.29
Net Assets, End of year ($ millions)	1,501	1,409	1,309	1,125	1,231
Ratio of Net Income (Loss) to Average Net Assets (%)	2.51	2.53	2.46	1.67	1.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.21	0.13	0.10	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.20	0.12	0.09	0.08	0.08
Portfolio Turnover Rate (%)(c)	19.33	20.62	19.17	15.52	13.45

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2035 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.06	$13.52	$12.20	$16.00	$14.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.35	0.34	0.31	0.23	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.78	1.41	1.76	(2.69)	2.34

Total from Investment Operations	2.13	1.75	2.07	(2.46)	2.54

Less Distributions
From Net Investment Income	(0.36)	(0.36)	(0.32)	(0.24)	(0.29)
From Net Realized Gains	(1.02)	(0.85)	(0.43)	(1.10)	(0.65)

Total Distributions	(1.38)	(1.21)	(0.75)	(1.34)	(0.94)

Net Asset Value, End of Year	$14.81	$14.06	$13.52	$12.20	$16.00

Total Return (%)(a)	15.32	13.05	17.26	(15.20)	17.84
Net Assets, End of year ($ millions)	1,553	1,399	1,231	1,023	1,101
Ratio of Net Income (Loss) to Average Net Assets (%)	2.30	2.33	2.44	1.70	1.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.21	0.13	0.10	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.20	0.12	0.10	0.08	0.08
Portfolio Turnover Rate (%)(c)	18.46	19.82	18.50	16.15	8.93

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2040 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.22	$13.56	$12.12	$16.15	$14.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.32	0.32	0.31	0.23	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.07	1.61	1.93	(2.75)	2.64

Total from Investment Operations	2.39	1.93	2.24	(2.52)	2.84

Less Distributions
From Net Investment Income	(0.34)	(0.35)	(0.31)	(0.24)	(0.30)
From Net Realized Gains	(0.98)	(0.92)	(0.49)	(1.27)	(0.83)

Total Distributions	(1.32)	(1.27)	(0.80)	(1.51)	(1.13)

Net Asset Value, End of Year	$15.29	$14.22	$13.56	$12.12	$16.15

Total Return (%)(a)	16.95	14.35	18.87	(15.37)	19.89
Net Assets, End of year ($ millions)	1,348	1,204	1,038	848	925
Ratio of Net Income (Loss) to Average Net Assets (%)	2.10	2.19	2.40	1.69	1.22
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.21	0.13	0.10	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.20	0.12	0.10	0.08	0.08
Portfolio Turnover Rate (%)(c)	17.06	17.81	18.97	10.97	11.55

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2045 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.07	$13.37	$11.89	$15.97	$14.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.30	0.30	0.30	0.22	0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.16	1.68	1.99	(2.75)	2.71

Total from Investment Operations	2.46	1.98	2.29	(2.53)	2.90

Less Distributions
From Net Investment Income	(0.32)	(0.34)	(0.31)	(0.23)	(0.29)
From Net Realized Gains	(1.01)	(0.94)	(0.50)	(1.32)	(0.92)

Total Distributions	(1.33)	(1.28)	(0.81)	(1.55)	(1.21)

Net Asset Value, End of Year	$15.20	$14.07	$13.37	$11.89	$15.97

Total Return (%)(a)	17.70	14.90	19.64	(15.59)	20.57
Net Assets, End of year ($ millions)	1,402	1,232	1,069	875	957
Ratio of Net Income (Loss) to Average Net Assets (%)	1.98	2.09	2.38	1.68	1.19
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.21	0.13	0.10	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.20	0.12	0.10	0.08	0.08
Portfolio Turnover Rate (%)(c)	13.10	16.21	14.87	13.09	11.96

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2050 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$18.31	$17.05	$15.20	$20.31	$17.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.37	0.37	0.38	0.28	0.24
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.86	2.24	2.59	(3.52)	3.45

Total from Investment Operations	3.23	2.61	2.97	(3.24)	3.69

Less Distributions
From Net Investment Income	(0.40)	(0.42)	(0.39)	(0.29)	(0.38)
From Net Realized Gains	(1.43)	(0.93)	(0.73)	(1.58)	(0.92)

Total Distributions	(1.83)	(1.35)	(1.12)	(1.87)	(1.30)

Net Asset Value, End of Year	$19.71	$18.31	$17.05	$15.20	$20.31

Total Return (%)(a)	17.82	15.39	19.94	(15.66)	20.82
Net Assets, End of year ($ millions)	1,104	977	830	665	717
Ratio of Net Income (Loss) to Average Net Assets (%)	1.88	2.01	2.36	1.66	1.18
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.22	0.13	0.11	0.09	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.21	0.13	0.10	0.09	0.08
Portfolio Turnover Rate (%)(c)	16.52	13.94	16.86	12.91	11.57

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2055 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.75	$13.67	$11.99	$15.99	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.29	0.29	0.30	0.21	0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.38	1.84	2.05	(2.77)	2.74

Total from Investment Operations	2.67	2.13	2.35	(2.56)	2.92

Less Distributions
From Net Investment Income	(0.31)	(0.33)	(0.30)	(0.23)	(0.29)
From Net Realized Gains	(0.97)	(0.72)	(0.37)	(1.21)	(0.62)

Total Distributions	(1.28)	(1.05)	(0.67)	(1.44)	(0.91)

Net Asset Value, End of Year	$16.14	$14.75	$13.67	$11.99	$15.99

Total Return (%)(a)	18.27	15.66	19.98	(15.77)	21.11
Net Assets, End of year ($ millions)	673	561	450	339	330
Ratio of Net Income (Loss) to Average Net Assets (%)	1.83	1.98	2.38	1.64	1.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.23	0.15	0.13	0.11	0.10
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.22	0.14	0.12	0.11	0.10
Portfolio Turnover Rate (%)(c)	14.68	16.37	14.85	12.88	10.49

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2060 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.69	$11.68	$10.18	$13.58	$11.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.24	0.24	0.25	0.18	0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.08	1.59	1.77	(2.34)	2.38

Total from Investment Operations	2.32	1.83	2.02	(2.16)	2.54

Less Distributions
From Net Investment Income	(0.26)	(0.28)	(0.25)	(0.19)	(0.26)
From Net Realized Gains	(0.64)	(0.54)	(0.27)	(1.05)	(0.57)

Total Distributions	(0.90)	(0.82)	(0.52)	(1.24)	(0.83)

Net Asset Value, End of Year	$14.11	$12.69	$11.68	$10.18	$13.58

Total Return (%)(a)	18.45	15.73	20.19	(15.72)	21.60
Net Assets, End of year ($ millions)	397	311	233	155	130
Ratio of Net Income (Loss) to Average Net Assets (%)	1.78	1.95	2.39	1.62	1.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.25	0.17	0.17	0.17	0.16
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.25	0.17	0.17	0.17	0.05
Portfolio Turnover Rate (%)(c)	14.42	15.46	12.15	12.95	14.26

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2065 Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$13.16	$11.89	$10.25	$13.20	$11.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.23	0.25	0.26	0.18	0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.14	1.65	1.81	(2.26)	2.31

Total from Investment Operations	2.37	1.90	2.07	(2.08)	2.47

Less Distributions
From Net Investment Income	(0.25)	(0.29)	(0.26)	(0.19)	(0.26)
From Net Realized Gains	(0.68)	(0.34)	(0.17)	(0.68)	(0.46)

Total Distributions	(0.93)	(0.63)	(0.43)	(0.87)	(0.72)

Net Asset Value, End of Year	$14.60	$13.16	$11.89	$10.25	$13.20

Total Return (%)(a)	18.17	16.01	20.50	(15.54)	21.73
Net Assets, End of year ($ millions)	184	122	68	34	17
Ratio of Net Income (Loss) to Average Net Assets (%)	1.71	2.11	2.62	1.88	1.44
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.33	0.27	0.43	0.63	1.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.32	0.04	0.05	0.05	0.05
Portfolio Turnover Rate (%)(c)	12.97	12.71	17.62	16.45	28.10

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the period ended from May 1, 2025 (commencement of operations) to December 31, 2025 and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2070 Fund

	Period Ended December 31, 2025 (a)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.75

Total from Investment Operations	1.94

Less Distributions
From Net Investment Income	(0.22)
From Net Realized Gains	(0.04)

Total Distributions	(0.26)

Net Asset Value, End of Period	$11.68

Total Return (%)(b)	19.49
Net Assets, End of Period ($ millions)	5
Ratio of Net Income (Loss) to Average Net Assets (%)	2.40	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	8.75	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.23	(c)
Portfolio Turnover Rate (%)(d)	7.53	(e)

(a)	For the period May 1, 2025 (commencement of operations) through December 31, 2025.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Portfolio turnover rate excludes all short-term securities.
(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Conservative Allocation Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$11.43	$11.16	$10.40	$12.86	$12.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.36	0.37	0.25	0.19	0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.89	0.53	0.91	(1.80)	0.80

Total from Investment Operations	1.25	0.90	1.16	(1.61)	0.98

Less Distributions
From Net Investment Income	(0.37)	(0.36)	(0.26)	(0.19)	(0.20)
From Net Realized Gains	(0.48)	(0.27)	(0.14)	(0.66)	(0.59)

Total Distributions	(0.85)	(0.63)	(0.40)	(0.85)	(0.79)

Net Asset Value, End of Year	$11.83	$11.43	$11.16	$10.40	$12.86

Total Return (%)(a)	11.06	8.09	11.22	(12.44)	7.82
Net Assets, End of year ($ millions)	146	153	158	161	201
Ratio of Net Income (Loss) to Average Net Assets (%)	2.95	2.87	2.24	1.63	1.36
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.17	0.14	0.13	0.08	0.06
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.16	0.13	0.13	0.08	0.06
Portfolio Turnover Rate (%)(c)	16.94	22.14	12.65	10.16	16.91

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Moderate Allocation Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$13.43	$13.17	$12.20	$15.98	$15.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.38	0.36	0.30	0.24	0.22
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.66	1.12	1.53	(2.49)	1.90

Total from Investment Operations	2.04	1.48	1.83	(2.25)	2.12

Less Distributions
From Net Investment Income	(0.39)	(0.39)	(0.30)	(0.24)	(0.28)
From Net Realized Gains	(1.09)	(0.83)	(0.56)	(1.29)	(1.00)

Total Distributions	(1.48)	(1.22)	(0.86)	(1.53)	(1.28)

Net Asset Value, End of Year	$13.99	$13.43	$13.17	$12.20	$15.98

Total Return (%)(a)	15.40	11.27	15.34	(13.91)	14.19
Net Assets, End of year ($ millions)	395	397	403	393	487
Ratio of Net Income (Loss) to Average Net Assets (%)	2.58	2.49	2.25	1.71	1.34
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.09	0.08	0.07	0.04	0.03
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.08	0.07	0.07	0.04	0.03
Portfolio Turnover Rate (%)(c)	13.39	15.72	12.56	8.74	14.83

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Aggressive Allocation Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.99	$14.41	$13.30	$17.86	$16.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.33	0.33	0.32	0.26	0.23
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.07	1.56	1.94	(3.02)	2.78

Total from Investment Operations	2.40	1.89	2.26	(2.76)	3.01

Less Distributions
From Net Investment Income	(0.36)	(0.38)	(0.32)	(0.27)	(0.35)
From Net Realized Gains	(1.32)	(0.93)	(0.83)	(1.53)	(1.60)

Total Distributions	(1.68)	(1.31)	(1.15)	(1.80)	(1.95)

Net Asset Value, End of Year	$15.71	$14.99	$14.41	$13.30	$17.86

Total Return (%)(a)	16.16	13.22	17.52	(15.24)	18.21
Net Assets, End of year ($ millions)	338	335	336	313	390
Ratio of Net Income (Loss) to Average Net Assets (%)	2.03	2.05	2.21	1.66	1.22
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(b)	0.10	0.09	0.08	0.05	0.04
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(b)	0.09	0.08	0.08	0.05	0.04
Portfolio Turnover Rate (%)(c)	13.91	15.97	10.51	9.54	13.06

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA U.S. Government Money Market Fund
	Years Ended December 31,
	2025(a)	2024(a)	2023(a)		2022(a)	2021(a)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.03	0.05	0.05		0.01	—(b	)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	—(b )	—(b )	—(b	)	—(b )	—(b	)

Total from Investment Operations	0.03	0.05	0.05		0.01	—(b	)

Less Distributions
From Net Investment Income	(0.03)	(0.05)	(0.05)		(0.01)	—
From Net Realized Gains	—	—	—(b	)	—	—

Total Distributions	(0.03)	(0.05)	(0.05)		(0.01)	—

Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return (%)(c)	4.15	5.09	4.99		1.31	(0.17)
Net Assets, End of year ($ millions)	509	516	586		335	173
Ratio of Net Income (Loss) to Average Net Assets (%)	4.00	4.99	4.90		1.71	(0.20)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	0.23	0.23		0.24	0.26
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	0.22	0.23		0.24	0.26
Portfolio Turnover Rate (%)(d)	NA	NA	NA		NA	NA

(a)

On August 23, 2024, the MoA US Government Money Market Fund, had a stock split with an exact split ratio of 11.855015:1. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis and the historical split that occurred on September 25, 2020 referenced in note (a).

(b)	Amount is less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Intermediate Bond Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.55	$9.64	$9.43	$10.36	$10.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.37	0.35	0.22	0.14	0.14
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.25	(0.09)	0.21	(0.93)	(0.36)

Total from Investment Operations	0.62	0.26	0.43	(0.79)	(0.22)

Less Distributions
From Net Investment Income	(0.37)	(0.35)	(0.22)	(0.14)	(0.14)
From Net Realized Gains	—	—	—	— (a)	(0.07)
Return of Capital	— (a)	— (a)	—	—	—

Total Distributions	(0.37)	(0.35)	(0.22)	(0.14)	(0.21)

Net Asset Value, End of Year	$9.80	$9.55	$9.64	$9.43	$10.36

Total Return (%)(b)	6.65	2.79	4.62	(7.66)	(2.02)
Net Assets, End of year ($ millions)	1,061	899	950	878	866
Ratio of Net Income (Loss) to Average Net Assets (%)	3.88	3.61	2.39	1.42	1.32
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.47	0.46	0.47	0.45	0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.46	0.46	0.46	0.45	0.44
Portfolio Turnover Rate (%)(c)	66.41	53.52	50.30	21.07	17.57

(a)	Amount is less than $0.005 per share.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Core Bond Fund
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.12	$12.45	$12.21	$14.32	$15.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.52	0.46	0.36	0.27	0.23
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.39	(0.32)	0.24	(2.09)	(0.60)

Total from Investment Operations	0.91	0.14	0.60	(1.82)	(0.37)

Less Distributions
From Net Investment Income	(0.52)	(0.47)	(0.36)	(0.29)	(0.27)
From Net Realized Gains	—	—	—	—	(0.05)

Total Distributions	(0.52)	(0.47)	(0.36)	(0.29)	(0.32)

Net Asset Value, End of Year	$12.51	$12.12	$12.45	$12.21	$14.32

Total Return (%)(a)	7.58	1.17	5.03	(12.79)	(2.45)
Net Assets, End of year ($ millions)	2,213	2,209	2,060	1,841	2,049
Ratio of Net Income (Loss) to Average Net Assets (%)	4.05	3.78	2.94	2.07	1.56
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.45	0.45	0.45	0.43	0.43
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.44	0.44	0.44	0.43	0.43
Portfolio Turnover Rate (%)(b)	34.27	44.53	34.81	33.44	31.53

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1.	Organization

MoA Funds Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund.” It is registered under the Investment Company Act of 1940. The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares to various types of investors, including separate accounts of affiliated insurance companies. The Investment Company issues separate series of capital stock, each of which represents a separate Fund (collectively, “the Funds”). The financial statements for each of the Funds are contained within this report.

As of December 31, 2025, there were 29 active funds (collectively the “Funds”), as follows:

Equity Funds	Asset Allocation Funds
MoA Equity Index Fund	MoA Conservative Allocation Fund
MoA All America Fund	MoA Moderate Allocation Fund
MoA Small Cap Value Fund	MoA Aggressive Allocation Fund
MoA Small Cap Growth Fund	MoA Balanced Fund
MoA Small Cap Equity Index Fund
MoA Mid Cap Value Fund	Target Date Funds
MoA Mid Cap Growth Fund*	MoA Retirement Income Fund**
MoA Mid Cap Equity Index Fund	MoA Clear Passage 2020 Fund
MoA International Fund	MoA Clear Passage 2025 Fund
MoA Catholic Values Index Fund	MoA Clear Passage 2030 Fund
MoA Clear Passage 2035 Fund
Fixed Income Funds	MoA Clear Passage 2040 Fund
MoA Intermediate Bond Fund	MoA Clear Passage 2045 Fund
MoA Core Bond Fund	MoA Clear Passage 2050 Fund
MoA US Government Money Market Fund	MoA Clear Passage 2055 Fund
MoA Clear Passage 2060 Fund
MoA Clear Passage 2065 Fund
MoA Clear Passage 2070 Fund***

*  Fund commenced operations on September 8, 2025.

**  At the November 7, 2024, Board meeting, the Board approved an Agreement and Plan of Reorganization under which the MoA Clear Passage 2015 Fund transferred all its assets to the MoA Retirement Income Fund in exchange for shares of the MoA Retirement Income Fund. The reorganization was completed on April 25, 2025.

***  Fund commenced operations on May 1, 2025.

Investment Company shares are issued to retail and institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares are issued to Mutual of America Life Insurance Company for allocation to its Separate Accounts as a funding medium for variable accumulation annuity contracts, as well as directly issued to one or more of the Investment Company’s Target Date Funds and the MoA Conservative Allocation, MoA Moderate Allocation and MoA Aggressive Allocation Funds (collectively, “Asset Allocation Funds”). Foreside Fund Services, LLC acts as principal underwriter for the distribution of the Funds’ shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”), which enhances the transparency of income tax disclosures. ASU 2023-09 requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under ASU 2023-09 were effective for fiscal years beginning after December 15, 2024. The Funds adopted the aforementioned guidance for the period ended December 31, 2025 and it did not have a material impact on the Funds’ financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

An executive committee of the Funds’ adviser, Mutual of America Capital Management LLC (the “Adviser”), acts as the Funds’ CODM. Since its inception, each Fund has represented a single operating segment, as the CODM monitors the operating results of the Investment Company as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio of investment securities, expense ratios, net increase (decrease) in net assets resulting from operations on the respective statement of operations and other information about the Fund’s performance, including total return within the respective financial highlights schedule, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2025, management determined that the fair value inputs used for all equity securities were considered Level 1, with the exception of one security in the MoA All America Fund, one security in the MoA Small Cap Growth Fund, two securities in the MoA Small Cap Equity Index Fund, one security in the MoA Catholic Values Index Fund and one security in the MoA Core Bond Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Act of 1933 were considered Level 2. Fair value inputs for all temporary cash investments were considered Level 1. Fair value inputs for all debt securities were considered Level 2, with the exception of one debt security in the MoA Core Bond Fund (see Note (a) below), which was considered Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2025:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:*
MoA Equity Index Fund
Common Stock	$6,090,389,291	—	—	$6,090,389,291
Short-Term Debt Securities	—	$87,694,268	—	$87,694,268
Temporary Cash Investment	$417,886	—	—	$417,886

	$6,090,807,177	$87,694,268	—	$6,178,501,445
MoA All America Fund
Common Stock	$289,418,442	—	—	$289,418,442
Short-Term Debt Securities	—	$4,291,989	—	$4,291,989
Temporary Cash Investment	$2,705,987	—	—	$2,705,987
Rights	—	—	—(a)	—

	$292,124,429	$4,291,989	—	$296,416,418
MoA Small Cap Value Fund
Common Stock	$355,464,546	—	—	$355,464,546
Short-Term Debt Securities	—	$9,586,963	—	$9,586,963
Temporary Cash Investment	$415,237	—	—	$415,237

	$355,879,783	$9,586,963	—	$365,466,746
MoA Small Cap Growth Fund
Common Stock	$417,918,127	—	—	$417,918,127
Short-Term Debt Securities	—	$7,843,474	—	$7,843,474
Temporary Cash Investment	$656,720	—	—	$656,720
Rights	—	—	—(a)	—

	$418,574,847	$7,843,474	—	$426,418,321
MoA Small Cap Equity Index Fund
Common Stock	$170,700,737	—	—	$170,700,737
Rights	—	—	—(a)	—

	$170,700,737	—	—	$170,700,737
MoA Mid Cap Value Fund
Common Stock	$182,006,925	—	—	$182,006,925
Short-Term Debt Securities	—	$2,748,615	—	$2,748,615
Temporary Cash Investment	$624,641	—	—	$624,641

	$182,631,566	$2,748,615	—	$185,380,181
MoA Mid Cap Growth Fund
Common Stock	$102,476,592	—	—	$102,476,592
Short-Term Debt Securities	—	$2,748,609	—	$2,748,609
Temporary Cash Investment	$707,489	—	—	$707,489

	$103,184,081	$2,748,609	—	$105,932,690

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Mid Cap Equity Index Fund
Common Stock	$1,313,812,963	—	—	$1,313,812,963
Short-Term Debt Securities	—	$18,531,731	—	$18,531,731
Temporary Cash Investment	$1,005,198	—	—	$1,005,198

	$1,314,818,161	$18,531,731	—	$1,333,349,892
MoA Balanced Fund
Common Stock	$127,011,655	—	—	$127,011,655
U.S. Government Debt	—	$17,991,651	—	$17,991,651
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$25,211,903	—	$25,211,903
Long-Term Corporate Debt	—	$31,474,817	—	$31,474,817
Short-Term Debt Securities	—	$8,487,045	—	$8,487,045
Temporary Cash Investment	$1,682,652	—	—	$1,682,652

	$128,694,307	$83,165,416	—	$211,859,723
MoA International Fund
Common Stock	$158,793,197	$2,017,783,788	—	$2,176,576,985
Short-Term Debt Securities	—	$27,406,856	—	$27,406,856
Temporary Cash Investment	$1,273,668	—	—	$1,273,668

	$160,066,865	$2,045,190,644	—	$2,205,257,509
MoA Catholic Values Index Fund
Common Stock	$9,868,389	—	—	$9,868,389
Temporary Cash Investment	$10,727	—	—	$10,727
Rights	—	—	—(a)	—

	$9,879,116	—	—	$9,879,116
MoA Retirement Income Fund
Affiliated Mutual Funds	$298,087,075	—	—	$298,087,075
Temporary Cash Investment	$25	—	—	$25

	$298,087,100	—	—	$298,087,100
MoA Clear Passage 2020 Fund
Affiliated Mutual Funds	$407,757,130	—	—	$407,757,130

MoA Clear Passage 2025 Fund
Affiliated Mutual Funds	$1,067,255,068	—	—	$1,067,255,068
Temporary Cash Investment	$27	—	—	$27

	$1,067,255,095	—	—	$1,067,255,095
MoA Clear Passage 2030 Fund
Affiliated Mutual Funds	$1,501,491,053	—	—	$1,501,491,053

MoA Clear Passage 2035 Fund
Affiliated Mutual Funds	$1,552,921,243	—	—	$1,552,921,243

MoA Clear Passage 2040 Fund
Affiliated Mutual Funds	$1,348,032,358	—	—	$1,348,032,358

MoA Clear Passage 2045 Fund
Affiliated Mutual Funds	$1,402,189,031	—	—	$1,402,189,031

MoA Clear Passage 2050 Fund
Affiliated Mutual Funds	$1,104,117,394	—	—	$1,104,117,394

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Clear Passage 2055 Fund
Affiliated Mutual Funds	$673,335,261	—	—	$673,335,261

MoA Clear Passage 2060 Fund
Affiliated Mutual Funds	$396,740,954	—	—	$396,740,954

MoA Clear Passage 2065 Fund
Affiliated Mutual Funds	$184,442,226	—	—	$184,442,226

MoA Clear Passage 2070 Fund
Affiliated Mutual Funds	$4,862,156	—	—	$4,862,156

MoA Conservative Allocation Fund
Affiliated Mutual Funds	$146,488,003	—	—	$146,488,003

MoA Moderate Allocation Fund
Affiliated Mutual Funds	$394,638,986	—	—	$394,638,986

MoA Aggressive Allocation Fund
Affiliated Mutual Funds	$338,403,658	—	—	$338,403,658

MoA US Government Money Market Fund
U.S. Government Agencies	—	$68,811,503	—	$68,811,503
U.S. Government Debt	—	$442,871,766	—	$442,871,766
Temporary Cash Investment	$137,725	—	—	$137,725

	$137,725	$511,683,269	—	$511,820,994
MoA Intermediate Bond Fund
U.S. Government Debt	—	$488,258,111	—	$488,258,111
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$84,854,480	—	$84,854,480
U.S. Government Agency Non- Mortgage-Backed Obligations	—	$1,996,458	—	$1,996,458
Long-Term Corporate Debt	—	$476,852,179	—	$476,852,179
Temporary Cash Investment	$471,215	—	—	$471,215

	$471,215	$1,051,961,228	—	$1,052,432,443
MoA Core Bond Fund
U.S. Government Debt	—	$479,152,697	—	$479,152,697
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$752,454,624	—	$752,454,624
U.S. Government Agency Non- Mortgage-Backed Obligations	—	$5,864,597	—	$5,864,597
Long-Term Corporate Debt	—	$955,879,711	—	$955,879,711
Sovereign Debt	—	—	$1,001,410(a)	$1,001,410
Short-Term Debt Securities	—	$2,499,763	—	$2,499,763
Temporary Cash Investment	$464,096	—	—	$464,096

	$464,096	$2,195,851,392	$1,001,410	$2,197,316,898
Other Financial Instruments:**
MoA International Fund	$23,491	—	—	$23,491
MoA Equity Index Fund	$(24,066)	—	—	$(24,066)
MoA All America Fund	$(15,283)	—	—	$(15,283)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Mid Cap Equity Index Fund	$(281,900)	—	—	$(281,900)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

**

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the year ended December 31, 2025
	Balance December 31, 2024(a)	Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydown	Balance December 31, 2025(a)	Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of December 31, 2025
MoA All America Fund — Rights	—	—	—	—	—	—	—	—	—(b)	—
MoA Small Cap Growth Fund — Rights	—	—	—	—	—	—	—	—	—(b)	—
MoA Small Cap Equity Index Fund — Earnout Shares	—(c)	—	—	—	—	—	—	—	—(c)	—
MoA Catholic Values Index Fund — Rights	—(d)	—	—	—	—	—	—	—	—(d)	—
MoA Core Bond Fund — Sovereign Debt	$1,284,467(e)	$(3,317)	$(1,385)	$(1,764)	—	—	—	$(276,591)	$1,001,410(e)	$(3,317)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 secruities, Blueprint Medicines Corp. - contingent value rights with $0 fair value.
(c)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - earnout shares with $0 fair value.
(d)	Level 3 securities, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.
(e)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(3,317), accrued discounts of $(1,764), sales/paydowns of $(276,591) and $1,001,410 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but some-

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

times closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.

The Board has adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the Valuation Committee is responsible for the fair valuation of portfolio security.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost which approximates fair value.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.

The Target Date Funds and the Conservative, Aggressive, and Moderate Allocation Funds (each a “Fund of Funds”) value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, MoA International Fund and a portion of the MoA All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, does not involve

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of December 31, 2025, and for the year ended December 31, 2025:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	MoA Equity Index Fund	MoA All America Fund	MoA Mid Cap Equity Index Fund	MoA International Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(24,066)	$(15,283)	$(281,900)	$23,491

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	MoA Equity Index Fund	MoA All America Fund	MoA Mid Cap Equity Index Fund	MoA International Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$5,266,277	$287,016	$(422,387)	$4,011,571

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$2,175,126	$55,562	$428,450	$505,111

During the year ended December 31, 2025, the MoA Equity Index Fund, MoA All America Fund, MoA Mid-Cap Equity Index Fund and MoA International Fund held futures contracts with average notional amounts of $77,640,530, $3,229,268, $18,959,464 and $20,301,893, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These amounts are included in Interest and dividends receivable on the Statements of Assets and Liabilities and in Dividends on the Statements of Operations. At the year-end December 31, 2025, the MoA International Fund had a withholding tax reclaim receivable amount of $7,365,357.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. As of December 31, 2024, the effect of changes in foreign exchange rates on the sale of foreign dominated securities was reflected separately in the net realized gain (loss) on foreign currency translations. For the year ended December 31, 2025, the effect of changes in foreign exchange rates on the sale of foreign denominated securities is reflected within the net realized gain (loss) on investment securities and is not reflected separately from the fluctuations arising from changes in the market price of securities sold. The effect of changes in foreign currency translations on securities held is reflected within the change in net unrealized appreciation (depreciation) of Investment securities and is not reflected separately from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Funds’ net asset values) are made within the Funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders annually. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2025, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2025, the following Funds had late-year, and capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2024.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

	MoA Mid Cap Growth Fund	MoA International Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Capital loss carry-forward — (short-term)	$(699,980)	$(35,836,451)	$—	$(16,439,687)
Capital loss carry-forward — (long term)	$—	$—	$(57,469,002)	$(129,290,669)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

3.	EXPENSES

The Investment Company has an Investment Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each Fund, at the following annual rates:

Fund	Annual Investment Management Fee
MoA Conservative Allocation, MoA Moderate Allocation, MoA Aggressive Allocation Funds	0.00%
MoA Target Date Funds	0.05%
MoA Equity Index, MoA Mid Cap Equity Index, MoA Small Cap Equity Index Funds	0.075%
MoA Catholic Values Index and MoA US Government Money Market Funds	0.15%
MoA Core Bond Fund	0.39%
MoA All America, MoA Balanced, MoA International (a), MoA Intermediate Bond Funds	0.40%
MoA Mid Cap Value and MoA Mid Cap Growth Funds	0.55%
MoA Small Cap Value and MoA Small Cap Growth Funds	0.75%

(a)

On March 12, 2024, the shareholders of the MoA International Fund approved an amendment to the Fund’s investment advisory agreement that amended the Fund’s management fee from 0.075% to the annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive 0.15% of the Fund’s management fees from May 1, 2024, through April 30, 2026.

Shareholders in the Funds of Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Certain non-investment management operating expenses that can be attributed only to the Fund of Funds are charged directly to those Funds.

The Investment Company and the Adviser had entered into an agreement under which the Adviser agreed to reimburse the non-investment management operating expenses of the MoA Small Cap Equity Index Fund and the MoA Catholic Values Index Fund to the extent that such operating expenses exceeded 0.07% of the respective Fund’s net assets. This agreement was in effect through April 30, 2025 and was terminated on May 1, 2025 following written notice pursuant to the Agreement.

Effective on May 1, 2025, the Investment Company and the Adviser have entered into an agreement under which the Adviser agrees to waive its investment advisory fee and/or reimburse other ordinary operating expenses of the MoA Catholic Values Index Fund, MoA Small Cap Equity Index Fund and MoA Clear Passage 2070 Fund to the extent necessary to limit each such Fund’s ordinary operating expenses (other than, among other things, the management fee and shareholder servicing fees) to an amount not to exceed the annual rate of 0.08% (the “Annual Limit”) based on the Fund’s average daily net assets. This agreement remains in effect through April 30, 2026 and continues into successive 12 month periods ending April 30 unless i) terminated by the Board of Directors of the Investment Company at any time, or ii) terminated by the Adviser upon written notice to the Investment Company delivered prior to May 1 of a given year, in which case the agreement will terminate as of the May 1 next following delivery of written notice. Effective September 8, 2025, the Adviser has also agreed to waive its investment advisory

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

3.	EXPENSES (continued)

fee and/or reimburse other ordinary operating expenses (other than, among other things, the management fee and shareholder servicing fees) through April 30, 2026, to an amount not to exceed the Annual Limit of 0.08% based on the Fund’s average daily net assets. To the extent that the Adviser waives its investment advisory fee and/or reimburses ordinary operating expenses of a Fund to satisfy the Annual Limit, the Adviser may seek recoupment from that Fund of a portion or all of such amounts at any time within three years from the date in which such amounts were waived or reimbursed, but only if such recoupment could be achieved without exceeding the Annual Limit in effect at the time of the waiver/reimbursement and any Annual Limit in effect at the time of the recoupment. As of December 31, 2025, the waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows.

	Waivers from FYE 12/31/2023		Waivers from FYE 12/31/2024		Waivers from FYE 12/31/2025
Fund	Expiring 12/31/26		Expiring 12/31/27		Expiring 12/31/28	Total
MoA Mid Cap Growth Fund	$	–	$	–	$113,875	$113,875
MoA Clear Passage 2070 Fund	$	–	$	–	$132,282	$132,282
MoA Small Cap Equity Index Fund	$	–	$	–	$182,397	$182,397
MoA Catholic Values Index Fund	$	–	$	–	$145,723	$145,723

For the year ended December 31, 2025, the reimbursement amounted to $205,561, $247,576, $113,875 and $132,282 for MoA Catholic Values Index Fund, MoA Small Cap Equity Index Fund, MoA Mid Cap Growth Fund, and MoA Clear Passage 2070 Fund, respectively.

The Adviser also serves as an administrator for the Investment Company. Under the terms of the Administration Agreement between the Adviser and the Investment Company, the Adviser agrees to provide certain Administrative Services or bear the cost of certain affiliates providing such services, in exchange for a fee at an annual rate of 0.03% of each Fund’s average daily net assets.

The administrative services provided by the Adviser include, among other items, coordination and supervision of the Funds’ other principal service providers; preparing and submitting reports to various regulatory agencies; compliance-related services; internal legal support; preparing and submitting reports and meeting materials to the Board of Directors; maintaining the Investment Company’s records; providing officers to the Funds; and negotiating and administering contractual arrangements with, and monitoring the performance of, service providers to the Funds. The Adviser has voluntarily agreed to waive 0.008% of this fee. This waiver may be modified or discontinued at any time.

The fees to the Adviser from the Administration Agreement are disclosed as Administrative fees on the Statements of Operations. The effect of the waiver of expenses related to the Administrative Services and any non-investment management operating expense reimbursements by the Adviser is included in Fee waiver and expense reimbursement on the Statements of Operations. Amounts by Fund are listed below.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

3.	EXPENSES (continued)

Fund	Administrative Services Waiver
MoA Equity Index Fund	$465,894
MoA All America Fund	23,765
MoA Small Cap Value Fund	29,986
MoA Small Cap Growth Fund	32,022
MoA Small Cap Equity Index Fund	14,507
MoA Mid Cap Value Fund	15,440
MoA Mid Cap Growth Fund	1,733
MoA Mid Cap Equity Index Fund	114,629
MoA Balanced Fund	16,281
MoA International Fund	156,298
MoA Catholic Values Index Fund	669
MoA Retirement Income Fund	21,413
MoA Clear Passage 2020 Fund	34,312
MoA Clear Passage 2025 Fund	85,431
MoA Clear Passage 2030 Fund	114,591
MoA Clear Passage 2035 Fund	116,223
MoA Clear Passage 2040 Fund	100,585
MoA Clear Passage 2045 Fund	103,689
MoA Clear Passage 2050 Fund	81,739
MoA Clear Passage 2055 Fund	48,337
MoA Clear Passage 2060 Fund	27,814
MoA Clear Passage 2065 Fund	12,063
MoA Clear Passage 2070 Fund	124
MoA Conservative Allocation Fund	11,852
MoA Moderate Allocation Fund	31,227
MoA Aggressive Allocation Fund	26,488
MoA US Government Money Market Fund	41,836
MoA Intermediate Bond Fund	75,344
MoA Core Bond Fund	178,252

$1,982,544

Effective June 15, 2023, the Board authorized each Fund to pay up to $10 per account or up to 0.15% of average daily net assets for shareholder services, depending on the terms of the fee assessed by the financial intermediary. For certain distribution channels, the payment amount is set at a per account amount. If the charge exceeds $10 per account or 0.15% of average daily net assets, the excess is borne by the Adviser. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent, and may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC. These shareholder servicing fees are recorded in Shareholder service fees on the Statements of Operations. Any portion of unpaid fee as of December 31, 2025, is included within Accrued Expenses on the Statements of Assets and Liabilities.

Effective January 1, 2026, Mutual of America Life Insurance Company, the parent company of the Adviser, will waive the shareholder service fee of 0.10% of average daily net assets charged to the Target Date Funds and MoA Retirement Income Fund. For the period or year ended December 31, 2025, amounts incurred to Mutual of America Life Insurance Company were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

3.	EXPENSES (continued)

Fund
MoA Retirement Income Fund	$261,895
MoA Clear Passage 2020 Fund	$428,457
MoA Clear Passage 2025 Fund	$1,064,636
MoA Clear Passage 2030 Fund	$1,429,405
MoA Clear Passage 2035 Fund	$1,452,139
MoA Clear Passage 2040 Fund	$1,255,450
MoA Clear Passage 2045 Fund	$1,295,338
MoA Clear Passage 2050 Fund	$1,021,209
MoA Clear Passage 2055 Fund	$603,997
MoA Clear Passage 2060 Fund	$347,547
MoA Clear Passage 2065 Fund	$150,626
MoA Clear Passage 2070 Fund	$821

Total	$9,344,920

4.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year or period ended December 31, 2025, were as follows:

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Cost of investment purchases	$147,737,369	$60,250,470	$140,205,395	$129,700,496	$71,473,475

Proceeds from sales of investments	$(713,581,654)	$(103,398,489)	$(183,932,807)	$(140,570,899)	$(115,951,968)

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund
Cost of investment purchases	$68,786,019	$109,942,791	$215,275,115	$59,631,268	$484,143,127

Proceeds from sales of investments	$(95,040,746)	$(3,081,951)	$(499,457,787)	$(79,589,897)	$(426,151,150)

	MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Cost of investment purchases	$2,974,541	$50,966,913	$63,862,252	$170,032,627	$279,184,751

Proceeds from sales of investments	$(1,954,651)	$(74,858,072)	$(136,418,203)	$(277,314,708)	$(277,964,111)

	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund
Cost of investment purchases	$318,850,405	$257,920,650	$232,053,754	$209,838,045	$149,233,572

Proceeds from sales of investments	$(269,297,423)	$(215,440,939)	$(170,558,534)	$(169,681,293)	$(89,140,195)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund
Cost of investment purchases	$105,296,595	$69,274,149	$5,005,211	$25,209,885	$52,493,715

Proceeds from sales of investments	$(50,370,687)	$(19,633,425)	$(198,139)	$(37,402,144)	$(82,640,445)

	MoA Aggressive Allocation Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Cost of investment purchases	$46,235,850	$752,642,149	$754,278,738

Proceeds from sales of investments	$(68,159,237)	$(620,890,347)	$(838,616,907)

The cost of short-term security purchases for the MoA US Government Money Market Fund for the year ended December 31, 2025, was $3,432,475,060; proceeds from sales for the same period were $(3,460,746,822).

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2025, for each of the Funds were as follows:

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Unrealized Appreciation	$3,577,856,738	$102,850,834	$78,801,625	$121,341,080	$36,506,087
Unrealized Depreciation	$(135,827,072)	$(12,682,991)	$(19,048,974)	$(22,340,640)	$(22,208,932)
Net	$3,442,029,666	$90,167,843	$59,752,651	$99,000,440	$14,297,155

Tax Cost of Investments	$2,736,471,779	$206,248,575	$305,714,095	$327,417,881	$156,403,582

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund
Unrealized Appreciation	$32,456,643	$2,451,894	$356,211,196	$67,070,561	$681,401,381
Unrealized Depreciation	$(10,548,626)	$(6,133,466)	$(101,479,819)	$(3,711,593)	$(77,136,021)

Net	$21,908,017	$(3,681,572)	$254,731,377	$63,358,968	$604,265,360

Tax Cost of Investments	$163,472,164	$109,614,262	$1,078,618,515	$148,500,755	$1,601,704,313

	MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Unrealized Appreciation	$3,429,861	$16,490,360	$24,192,321	$80,900,111	$129,830,080
Unrealized Depreciation	$(285,160)	$(19,360,625)	$(29,683,568)	$(61,676,844)	$(51,479,337)

Net	$3,144,701	$(2,870,265)	$(5,491,247)	$19,223,267	$78,350,743

Tax Cost of Investments	$6,734,415	$302,257,210	$413,248,377	$1,048,031,828	$1,423,140,310

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund
Unrealized Appreciation	$153,797,152	$158,270,807	$179,931,446	$140,730,152	$82,919,491
Unrealized Depreciation	$(43,593,681)	$(31,807,356)	$(30,403,162)	$(22,607,758)	$(14,166,338)

Net	$110,203,471	$126,463,451	$149,528,284	$118,122,394	$68,753,153

Tax Cost of Investments	$1,442,717,772	$1,221,568,907	$1,252,660,747	$985,995,000	$604,582,108

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund
Unrealized Appreciation	$49,444,451	$18,393,651	$85,468	$7,700,967	$44,214,185
Unrealized Depreciation	$(7,927,116)	$(3,418,878)	$(55,426)	$(9,317,217)	$(19,596,284)

Net	$41,517,335	$14,974,773	$30,042	$(1,616,250)	$24,617,901

Tax Cost of Investments	$355,223,619	$169,467,453	$4,832,114	$148,104,253	$370,021,085

	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Unrealized Appreciation	$44,857,598	$—	$12,405,274	$28,977,334
Unrealized Depreciation	$(11,322,769)	$—	$(5,072,219)	$(111,694,361)

Net	$33,534,829	$—	$7,333,055	$(82,717,027)

Tax Cost of Investments	$304,868,829	$511,820,994	$1,045,099,388	$2,280,033,925

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds are invested in affiliated funds of the Investment Company and receive dividend income and distributions of gains entirely from these affiliated funds. Realized gains and losses result from the disposition of shares of these underlying funds. The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds also derive unrealized gains and losses entirely from these affiliated funds. Investments in affiliated investment companies during the year ended December 31, 2025, were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases*	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Retirement Income Fund
MoA Core Bond Fund	$71,140,536	$50,842,219	$(2,765,559)	$5,561,932	$(22,552,872)	$102,226,256	$3,961,745	$—
MoA Equity Index Fund	44,979,253	36,089,363	3,109,830	1,958,287	(18,439,320)	67,697,413	764,660	6,628,849
MoA Intermediate Bond Fund	61,488,957	40,391,556	(2,479,941)	4,222,165	(21,469,520)	82,153,217	2,945,223	—
MoA International Fund	9,837,148	7,270,605	497,266	3,384,500	(3,212,271)	17,777,248	607,075	—
MoA Mid Cap Equity Index Fund	8,862,182	6,358,837	(387,101)	336,475	(3,169,815)	12,000,578	168,879	1,131,502
MoA Mid Cap Value Fund	1,039,429	489,449	(74,381)	41,579	(1,496,076)	—	—	—
MoA US Government Money Market Fund	10,594,824	10,155,748	8,620	(8,631)	(4,518,198)	16,232,363	590,018	210

Total	$207,942,329	$151,597,777	$(2,091,266)	$15,496,307	$(74,858,072)	$298,087,075	$9,037,600	$7,760,561

*	Includes the impact of investments acquired as part of the merger. See Note 7.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2020 Fund
MoA Core Bond Fund	$166,853,693	$14,675,328	$(7,694,428)	$12,781,498	$(44,819,653)	$141,796,438	$6,447,937	$—
MoA Equity Index Fund	113,617,748	13,317,325	11,654,276	(6,194,870)	(38,071,545)	94,322,934	1,135,529	9,303,967
MoA Intermediate Bond Fund	92,212,617	24,835,071	(3,434,445)	5,739,901	(26,136,128)	93,217,016	3,448,499	—
MoA International Fund	30,655,704	3,210,757	1,043,786	8,147,507	(8,460,228)	34,597,526	1,205,612	—
MoA Mid Cap Equity Index Fund	21,392,394	2,459,562	(902,461)	173,056	(5,502,733)	17,619,818	257,424	1,673,692
MoA Mid Cap Value Fund	3,198,575	51,746	(264,038)	115,968	(3,102,251)	—	—	—
MoA US Government Money Market Fund	22,990,170	1,599,836	(1,111)	1,085	(5,505,818)	19,084,162	857,700	250
MoA Small Cap Equity Index Fund	3,238,599	51,746	17,219	(337,796)	(2,969,768)	—	—	—
MoA Small Cap Growth Fund	—	2,794,542	73,983	350,138	(749,397)	2,469,266	—	23,403
MoA Small Cap Value Fund	4,977,497	866,339	37,596	(130,780)	(1,100,682)	4,649,970	59,881	174,349

Total	$459,136,997	$63,862,252	$530,377	$20,645,707	$(136,418,203)	$407,757,130	$13,412,582	$11,175,661

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2025 Fund
MoA Core Bond Fund	$366,272,456	$40,612,862	$(13,553,478)	$24,929,618	$(76,383,303)	$341,878,155	$14,574,135	$—
MoA Equity Index Fund	341,117,466	48,771,321	28,322,277	(12,236,497)	(94,782,821)	311,191,746	3,569,515	30,507,596
MoA Intermediate Bond Fund	166,623,563	46,813,004	(5,649,881)	9,973,939	(40,305,511)	177,455,114	6,522,646	—
MoA International Fund	111,232,243	10,219,587	2,123,200	31,512,450	(24,068,033)	131,019,447	4,497,117	—
MoA Mid Cap Equity Index Fund	54,059,735	7,832,771	(1,693,981)	(284,998)	(10,397,210)	49,516,317	674,516	4,675,949
MoA Mid Cap Value Fund	10,363,948	217,829	(811,920)	331,388	(10,101,245)	—	—	—
MoA US Government Money Market Fund	33,421,802	3,012,057	1,894	(1,917)	(6,838,957)	29,594,879	1,273,516	384
MoA Small Cap Equity Index Fund	9,297,850	217,829	(188,934)	(729,384)	(8,597,361)	—	—	—
MoA Small Cap Growth Fund	—	10,605,181	202,364	1,454,596	(1,924,990)	10,337,151	—	96,892
MoA Small Cap Value Fund	19,027,791	1,730,186	430,812	(1,011,253)	(3,915,277)	16,262,259	204,887	606,344

Total	$1,111,416,854	$170,032,627	$9,182,353	$53,937,942	$(277,314,708)	$1,067,255,068	$31,316,332	$35,887,165

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2030 Fund
MoA Core Bond Fund	$390,432,015	$52,311,940	$(11,294,417)	$23,845,616	$(59,231,014)	$396,064,140	$16,308,247	$—
MoA Equity Index Fund	504,712,209	84,736,751	37,197,961	(12,738,218)	(101,833,894)	512,074,809	5,678,632	50,071,761
MoA Intermediate Bond Fund	139,728,106	70,395,084	(2,948,327)	6,961,909	(23,674,202)	190,462,570	6,272,822	—
MoA International Fund	169,447,292	18,789,505	4,041,403	49,259,300	(26,420,910)	215,116,590	7,278,990	—
MoA Mid Cap Equity Index Fund	81,817,396	10,943,646	(2,262,200)	1,058,091	(35,964,629)	55,592,304	989,985	5,233,369
MoA Mid Cap Growth Fund	—	22,584,183	(10,050)	(885,719)	(597,741)	21,090,673	12,574	—
MoA Mid Cap Value Fund	23,339,366	3,596,090	405,721	(1,640,030)	(3,727,080)	21,974,067	248,210	1,517,919
MoA US Government Money Market Fund	41,978,338	4,577,966	8,184	(8,227)	(5,595,245)	40,961,016	1,684,582	530
MoA Small Cap Equity Index Fund	14,751,108	384,234	207,993	(1,072,982)	(14,270,353)	—	—	—
MoA Small Cap Growth Fund	16,222,078	4,629,959	(732,730)	2,544,731	(2,921,961)	19,742,077	—	184,232
MoA Small Cap Value Fund	26,323,582	6,235,393	622,284	(1,041,370)	(3,727,082)	28,412,807	349,120	1,056,312

Total	$1,408,751,490	$279,184,751	$25,235,822	$66,283,101	$(277,964,111)	$1,501,491,053	$38,823,162	$58,064,123

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2035 Fund
MoA Core Bond Fund	$305,899,807	$56,132,500	$(10,673,371)	$20,676,161	$(43,174,503)	$328,860,594	$13,171,046	$—
MoA Equity Index Fund	586,641,436	105,641,501	41,551,083	(12,804,394)	(114,820,357)	606,209,269	6,714,404	59,256,150
MoA Intermediate Bond Fund	70,495,892	68,424,473	(34,340)	2,121,103	(13,739,846)	127,267,282	3,558,825	—
MoA International Fund	205,989,644	25,708,267	3,613,676	62,198,241	(25,398,719)	272,111,109	9,067,317	—
MoA Mid Cap Equity Index Fund	112,896,351	16,284,141	(5,400,018)	2,794,169	(41,513,448)	85,061,195	1,421,107	8,006,159
MoA Mid Cap Growth Fund	—	19,266,975	(7,640)	(752,212)	(508,913)	17,998,210	10,710	—
MoA Mid Cap Value Fund	19,385,718	3,637,493	273,227	(1,333,267)	(3,253,889)	18,709,282	209,229	1,291,295
MoA US Government Money Market Fund	40,906,131	5,017,364	5,613	(5,667)	(4,885,409)	41,038,032	1,666,731	531
MoA Small Cap Equity Index Fund	14,494,694	1,460,832	1,176,877	(871,778)	(9,626,947)	6,633,678	150,833	241,514
MoA Small Cap Growth Fund	14,908,269	10,914,952	(872,503)	2,620,302	(2,621,503)	24,949,517	—	232,782
MoA Small Cap Value Fund	27,625,334	6,361,907	(492,556)	342,279	(9,753,889)	24,083,075	330,174	894,765

Total	$1,399,243,276	$318,850,405	$29,140,048	$74,984,937	$(269,297,423)	$1,552,921,243	$36,300,376	$69,923,196

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2040 Fund
MoA Core Bond Fund	$169,096,294	$35,823,272	$(6,772,910)	$12,435,763	$(27,494,620)	$183,087,799	$7,393,111	$—
MoA Equity Index Fund	542,495,016	101,600,649	28,726,627	(1,978,296)	(89,489,104)	581,354,892	6,350,553	56,824,228
MoA Intermediate Bond Fund	47,765,986	35,877,097	315,503	951,863	(9,353,582)	75,556,867	2,106,629	—
MoA International Fund	223,696,125	28,063,097	5,224,089	66,238,597	(31,647,001)	291,574,907	9,794,773	—
MoA Mid Cap Equity Index Fund	123,957,786	19,341,268	(6,591,450)	2,960,637	(34,621,108)	105,047,133	1,602,982	9,887,550
MoA Mid Cap Growth Fund	—	12,336,799	(8,357)	(470,959)	(516,277)	11,341,206	6,759	—
MoA Mid Cap Value Fund	12,607,418	2,812,070	382,294	(1,043,203)	(2,966,086)	11,792,493	134,168	813,285
MoA US Government Money Market Fund	23,855,846	2,921,072	6,201	(6,213)	(2,968,767)	23,808,139	972,104	308
MoA Small Cap Equity Index Fund	24,345,425	4,061,095	1,175,220	(816,465)	(5,466,084)	23,299,191	346,944	849,534
MoA Small Cap Growth Fund	11,637,931	10,180,580	(370,666)	1,776,914	(2,452,227)	20,772,532	—	193,807
MoA Small Cap Value Fund	24,161,177	4,903,651	777,828	(979,374)	(8,466,083)	20,397,199	281,221	757,814

Total	$1,203,619,004	$257,920,650	$22,864,379	$79,069,264	$(215,440,939)	$1,348,032,358	$28,989,244	$69,326,526

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2045 Fund
MoA Core Bond Fund	$123,226,478	$24,240,170	$(5,580,585)	$9,887,106	$(27,111,573)	$124,661,596	$5,426,961	$—
MoA Equity Index Fund	581,313,604	109,587,903	25,007,142	2,659,616	(68,890,966)	649,677,299	6,926,319	63,460,397
MoA Intermediate Bond Fund	36,818,921	15,566,932	141,548	800,260	(6,231,664)	47,095,997	1,482,780	—
MoA International Fund	248,154,383	30,254,203	4,131,613	75,583,576	(28,913,970)	329,209,805	10,976,065	—
MoA Mid Cap Equity Index Fund	129,653,102	21,239,172	(2,380,122)	(1,900,373)	(24,751,173)	121,860,606	1,713,406	11,462,119
MoA Mid Cap Growth Fund	—	12,763,858	(5,092)	(493,418)	(419,257)	11,846,091	7,033	—
MoA Mid Cap Value Fund	12,901,523	2,773,591	331,593	(1,029,383)	(2,668,506)	12,308,818	138,581	847,482
MoA US Government Money Market Fund	24,460,724	2,876,001	2,599	(2,613)	(2,671,255)	24,665,456	1,001,754	319
MoA Small Cap Equity Index Fund	25,435,363	4,160,218	489,524	(223,069)	(2,668,506)	27,193,530	381,769	990,921
MoA Small Cap Growth Fund	25,656,277	3,807,727	(301,625)	2,449,875	(3,115,832)	28,496,422	—	265,651
MoA Small Cap Value Fund	24,062,773	4,783,979	587,970	(1,145,479)	(3,115,832)	25,173,411	307,680	934,222

Total	$1,231,683,148	$232,053,754	$22,424,565	$86,586,098	$(170,558,534)	$1,402,189,031	$28,362,348	$77,961,111

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2050 Fund
MoA Core Bond Fund	$68,221,684	$17,267,722	$(2,130,850)	$4,636,488	$(9,702,239)	$78,292,805	$3,188,784	$—
MoA Equity Index Fund	481,464,473	90,207,936	24,354,895	(1,014,494)	(76,335,923)	518,676,887	5,615,103	50,591,851
MoA Intermediate Bond Fund	18,771,352	18,077,257	298,051	165,309	(10,569,501)	26,742,468	797,656	—
MoA International Fund	198,793,102	25,109,554	3,780,737	59,759,721	(25,762,383)	261,680,731	8,724,146	—
MoA Mid Cap Equity Index Fund	110,068,888	18,024,923	(4,017,844)	1,285,618	(32,999,733)	92,361,852	1,402,620	8,670,197
MoA Mid Cap Growth Fund	—	20,509,383	(5,481)	(806,430)	(445,335)	19,252,137	11,425	—
MoA Mid Cap Value Fund	20,844,989	3,881,710	433,729	(1,556,618)	(3,569,499)	20,034,311	224,567	1,377,541
MoA US Government Money Market Fund	19,165,531	2,367,353	1,390	(1,402)	(2,381,810)	19,151,062	779,741	247
MoA Small Cap Equity Index Fund	19,636,560	3,583,521	(230,201)	484,100	(2,379,668)	21,094,312	296,390	767,397
MoA Small Cap Growth Fund	19,893,082	4,958,869	(594,664)	2,688,899	(2,767,602)	24,178,584	—	225,037
MoA Small Cap Value Fund	19,802,614	5,849,817	299,802	(532,388)	(2,767,600)	22,652,245	276,629	839,356

Total	$976,662,275	$209,838,045	$22,189,564	$65,108,803	$(169,681,293)	$1,104,117,394	$21,317,061	$62,471,626

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2055 Fund
MoA Core Bond Fund	$33,883,271	$11,356,165	$(1,555,048)	$2,822,866	$(6,279,494)	$40,227,760	$1,614,020	$—
MoA Equity Index Fund	277,155,765	68,787,775	8,752,686	4,266,861	(35,114,130)	323,848,957	3,383,646	31,491,108
MoA Intermediate Bond Fund	4,620,137	2,103,937	35,958	84,054	(1,696,526)	5,147,560	183,701	—
MoA International Fund	122,294,326	22,286,080	2,087,895	37,881,876	(14,705,935)	169,844,242	5,560,553	—
MoA Mid Cap Equity Index Fund	66,902,233	14,532,332	(2,476,168)	581,262	(18,992,671)	60,546,988	885,555	5,667,059
MoA Mid Cap Growth Fund	—	12,247,268	(2,752)	(479,313)	(195,644)	11,569,559	6,813	—
MoA Mid Cap Value Fund	11,495,985	3,174,073	260,544	(936,256)	(1,951,411)	12,042,935	129,744	823,535
MoA US Government Money Market Fund	5,503,170	989,903	1,369	(1,373)	(651,092)	5,841,977	230,191	75
MoA Small Cap Equity Index Fund	16,882,873	2,467,845	253,820	(16,628)	(6,555,824)	13,032,086	214,189	472,568
MoA Small Cap Growth Fund	10,953,676	5,346,837	(436,290)	1,418,842	(1,498,734)	15,784,331	—	146,454
MoA Small Cap Value Fund	11,369,576	5,941,357	(278,051)	(85,282)	(1,498,734)	15,448,866	170,249	570,726

Total	$561,061,012	$149,233,572	$6,643,963	$45,536,909	$(89,140,195)	$673,335,261	$12,378,661	$39,171,525

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2060 Fund
MoA Core Bond Fund	$13,286,339	$6,661,331	$(684,447)	$1,210,248	$(3,817,168)	$16,656,303	$663,267	$—
MoA Equity Index Fund	150,776,149	47,228,242	2,478,714	4,791,927	(18,970,223)	186,304,809	1,918,993	18,074,895
MoA Intermediate Bond Fund	1,785,988	1,280,198	13,983	37,198	(694,712)	2,422,655	80,972	—
MoA International Fund	71,327,866	17,524,707	(195,638)	24,202,880	(8,214,208)	104,645,607	3,385,773	—
MoA Mid Cap Equity Index Fund	39,480,043	10,758,504	(580,982)	(541,020)	(11,424,973)	37,691,572	545,302	3,521,812
MoA Mid Cap Growth Fund	—	7,845,839	(1,463)	(308,361)	(80,798)	7,455,217	4,376	—
MoA Mid Cap Value Fund	6,800,291	2,408,640	124,281	(547,438)	(1,042,068)	7,743,706	81,560	528,241
MoA US Government Money Market Fund	2,884,892	735,121	805	(809)	(347,688)	3,272,321	125,322	42
MoA Small Cap Equity Index Fund	9,571,405	1,858,874	80,295	87,909	(3,817,052)	7,781,431	126,301	281,572
MoA Small Cap Growth Fund	6,224,129	5,654,735	(135,070)	802,501	(919,730)	11,626,565	—	107,670
MoA Small Cap Value Fund	8,996,642	3,340,404	(202,441)	48,230	(1,042,067)	11,140,768	130,887	410,678

Total	$311,133,744	$105,296,595	$898,037	$29,783,265	$(50,370,687)	$396,740,954	$7,062,753	$22,924,910

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2065 Fund
MoA Core Bond Fund	$4,236,216	$2,875,824	$(12,042)	$184,199	$(1,481,505)	$5,802,692	$222,471	$—
MoA Equity Index Fund	59,115,627	31,757,088	1,783,273	1,095,874	(7,029,195)	86,722,667	855,293	8,376,647
MoA Intermediate Bond Fund	700,701	833,098	5,532	16,929	(216,734)	1,339,526	38,067	—
MoA International Fund	27,568,337	13,051,434	559,004	9,463,414	(3,063,653)	47,578,536	1,483,506	—
MoA Mid Cap Equity Index Fund	14,838,791	7,564,888	328,520	(827,702)	(4,959,613)	16,944,884	232,535	1,573,880
MoA Mid Cap Growth Fund	—	4,990,785	(1,286)	(194,962)	(45,578)	4,748,959	2,777	—
MoA Mid Cap Value Fund	3,584,935	2,039,077	26,333	(290,506)	(430,294)	4,929,545	49,835	335,888
MoA US Government Money Market Fund	1,058,341	544,967	166	(173)	(129,532)	1,473,769	51,595	19
MoA Small Cap Equity Index Fund	3,745,696	1,358,663	176,915	(85,167)	(1,500,889)	3,695,218	61,823	133,163
MoA Small Cap Growth Fund	3,534,032	2,020,853	10,539	440,260	(388,216)	5,617,468	—	51,821
MoA Small Cap Value Fund	3,799,666	2,237,472	(53,866)	(6,094)	(388,216)	5,588,962	63,149	205,291

Total	$122,182,342	$69,274,149	$2,823,088	$9,796,072	$(19,633,425)	$184,442,226	$3,061,051	$10,676,709

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Clear Passage 2070 Fund
MoA Core Bond Fund	$—	$94,489	$52	$554	$(2,560)	$92,535	$1,332	$—
MoA Equity Index Fund	—	2,285,267	9,456	(28,406)	(57,621)	2,208,696	11,189	178,042
MoA Intermediate Bond Fund	—	47,172	16	173	(1,280)	46,081	593	—
MoA International Fund	—	1,185,792	3,526	72,809	(32,013)	1,230,114	21,327	—
MoA Mid Cap Equity Index Fund	—	623,347	10,059	(18,193)	(84,508)	530,705	3,609	41,127
MoA Mid Cap Growth Fund	—	143,615	(47)	(4,056)	(3,481)	136,031	64	—
MoA Mid Cap Value Fund	—	148,271	293	(4,711)	(3,840)	140,013	642	7,894
MoA US Government Money Market Fund	—	47,199	—	—	(1,311)	45,888	590	—
MoA Small Cap Equity Index Fund	—	96,700	360	3,201	(2,561)	97,700	599	2,944
MoA Small Cap Growth Fund	—	164,322	793	7,972	(4,482)	168,605	—	1,298
MoA Small Cap Value Fund	—	169,037	475	758	(4,482)	165,788	954	5,058

Total	$—	$5,005,211	$24,983	$30,101	$(198,139)	$4,862,156	$40,899	$236,363

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Conservative Allocation Fund
MoA Core Bond Fund	$52,140,498	$6,079,771	$(1,927,670)	$3,546,097	$(10,111,152)	$49,727,544	$2,122,883	$—
MoA Equity Index Fund	41,769,781	12,267,178	3,793,004	(2,322,240)	(11,244,543)	44,263,180	446,663	4,352,129
MoA Intermediate Bond Fund	37,179,369	2,887,671	(1,302,976)	2,239,656	(11,725,596)	29,278,124	1,346,216	—
MoA International Fund	7,571,882	663,791	181,966	2,152,073	(1,440,019)	9,129,693	312,807	—
MoA Mid Cap Equity Index Fund	8,081,097	1,163,483	(114,463)	(184,949)	(1,440,023)	7,505,145	102,059	710,439
MoA US Government Money Market Fund	5,877,137	2,147,991	(2,519)	2,519	(1,440,811)	6,584,317	275,857	86

Total	$152,619,764	$25,209,885	$627,342	$5,433,156	$(37,402,144)	$146,488,003	$4,606,485	$5,062,654

MoA Moderate Allocation Fund
MoA Core Bond Fund	$91,785,740	$16,518,593	$(2,642,008)	$5,595,369	$(16,665,004)	$94,592,690	$3,867,967	$—
MoA Equity Index Fund	148,225,457	18,419,567	13,638,869	(6,129,630)	(32,374,196)	141,780,067	1,590,689	13,818,001
MoA Intermediate Bond Fund	55,076,879	8,883,126	(774,596)	2,150,074	(9,975,466)	55,360,017	2,092,751	—
MoA International Fund	59,138,210	3,580,593	2,476,139	15,286,976	(16,975,468)	63,506,450	2,290,216	—
MoA Mid Cap Equity Index Fund	42,502,638	5,091,836	229,797	(1,774,198)	(6,650,311)	39,399,762	534,549	3,697,036

Total	$396,728,924	$52,493,715	$12,928,201	$15,128,591	$(82,640,445)	$394,638,986	$10,376,172	$17,515,037

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2025	Dividends	Realized Gain, Distributions

MoA Aggressive Allocation Fund
MoA Core Bond Fund	$46,620,937	$5,966,645	$(1,498,045)	$2,982,153	$(7,541,884)	$46,529,806	$1,944,402	$—
MoA Equity Index Fund	126,098,497	14,645,471	12,779,861	(6,367,041)	(24,602,761)	122,554,027	1,380,190	12,046,710
MoA Intermediate Bond Fund	—	14,848,231	15,992	41,193	(1,589,325)	13,316,091	258,110	—
MoA International Fund	61,002,250	3,202,042	1,675,519	17,035,998	(10,005,838)	72,909,971	2,505,715	—
MoA Mid Cap Equity Index Fund	67,914,687	6,350,731	(1,217,288)	(905,923)	(19,416,511)	52,725,696	754,318	4,990,208
MoA Small Cap Growth Fund	16,972,171	323,310	4,158	1,094,815	(2,501,458)	15,892,996	—	149,228
MoA Small Cap Value Fund	16,561,074	899,420	(276,311)	(207,652)	(2,501,460)	14,475,071	183,828	541,510

Total	$335,169,616	$46,235,850	$11,483,886	$13,673,543	$(68,159,237)	$338,403,658	$7,026,563	$17,727,656

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

5.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2025, shares authorized at par value $0.01 per share were allocated into the 29 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
MoA Equity Index Fund	900,000,000
MoA All America Fund	200,000,000
MoA Small Cap Value Fund	475,000,000
MoA Small Cap Growth Fund	570,000,000
MoA Small Cap Equity Index Fund	200,000,000
MoA Mid Cap Value Fund	100,000,000
MoA Mid Cap Growth Fund	100,000,000
MoA Mid Cap Equity Index Fund	1,050,000,000
MoA Balanced Fund	150,000,000
MoA International Fund	1,275,000,000
MoA Catholic Values Index Fund	100,000,000
MoA Retirement Income Fund	270,000,000
MoA Clear Passage 2020 Fund	665,000,000
MoA Clear Passage 2025 Fund	1,025,000,000
MoA Clear Passage 2030 Fund	915,000,000
MoA Clear Passage 2035 Fund	845,000,000
MoA Clear Passage 2040 Fund	685,000,000
MoA Clear Passage 2045 Fund	675,000,000
MoA Clear Passage 2050 Fund	470,000,000
MoA Clear Passage 2055 Fund	350,000,000
MoA Clear Passage 2060 Fund	200,000,000
MoA Clear Passage 2065 Fund	100,000,000
MoA Clear Passage 2070 Fund	200,000,000
MoA Conservative Allocation Fund	215,000,000
MoA Moderate Allocation Fund	370,000,000
MoA Aggressive Allocation Fund	265,000,000
MoA US Government Money Market Fund	5,000,000,000
MoA Intermediate Bond Fund	840,000,000
MoA Core Bond Fund	1,525,000,000

Total	19,735,000,000

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund, unless a shareholder elects to receive dividends and distributions in cash.

Pursuant to shareholders’ election, substantially all dividend distributions throughout 2025 and 2024 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2025 and 2024 were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Ordinary Income(a)

2025	$72,760,263	$2,299,625	$4,640,871	$—	$4,847,634

2024	$83,571,629	$3,745,161	$4,649,807	$—	$3,777,165
Long-Term Capital Gains

2025	$599,131,909	$41,445,131	$13,673,770	$3,977,561	$3,908,089

2024	$420,951,063	$29,593,332	$18,568,748	$6,326,238	$7,279,635
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund
Ordinary Income(a)

2025	$2,080,526	$63,237	$29,269,830	$5,039,474	$73,454,002

2024	$3,599,134	$—	$44,457,706	$4,378,844	$60,672,335
Long-Term Capital Gains

2025	$12,814,133	$—	$115,513,013	$17,741,143	$—

2024	$7,858,300	$—	$93,957,240	$12,282,692	$—
Return of Capital

2025	$23,927	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

	MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Ordinary Income(a)

2025	$122,198	$8,485,843	$12,671,250	$29,828,427	$36,858,589

2024	$95,676	$6,404,379	$14,426,941	$32,281,142	$37,237,314
Long-Term Capital Gains

2025	$278,768	$4,261,431	$17,215,641	$55,707,347	$86,116,971

2024	$220,336	$4,361,058	$13,783,178	$48,223,524	$60,963,687
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund
Ordinary Income(a)

2025	$34,699,591	$28,104,250	$27,648,650	$20,683,284	$11,994,269

2024	$34,210,106	$27,998,069	$27,740,440	$21,149,820	$11,811,727
Long-Term Capital Gains

2025	$99,545,860	$80,374,292	$86,872,846	$74,231,375	$37,702,924

2024	$79,102,393	$72,373,457	$76,904,073	$46,765,916	$25,457,388
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund
Ordinary Income(a)

2025	$6,778,569	$2,836,112	$65,655	$4,469,009	$10,490,078

2024	$6,390,056	$2,388,456	$—	$4,679,272	$11,029,871
Long-Term Capital Gains

2025	$17,049,455	$8,073,762	$—	$5,666,229	$28,169,645

2024	$12,329,077	$2,839,983	$—	$3,576,751	$23,413,264
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Ordinary Income(a)
2025	$7,259,923	$21,285,242	$36,572,227	$92,224,413
2024	$8,204,337	$26,397,139	$33,803,865	$82,791,259
Long-Term Capital Gains
2025	$26,136,438	$—	$—	$—
2024	$19,975,976	$—	$—	$—
Return of Capital
2025	$—	$—	$19,066	$—
2024	$—	$—	$31,724	$—

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

Undistributed net income and gains (losses) — As of December 31, 2025, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Accumulated undistributed net investment income	$—	$—	$20,248	$—	$4,275,810
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$33,403,669	$7,583,200	$6,509,643	$3,495,637	$1,038,874
Post-October Capital Loss Deferred	$(143,612)	$—	$(1,508,315)	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,442,029,666	$90,167,843	$59,752,651	$99,000,440	$14,297,155

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund
Accumulated undistributed net investment income	$—	$14,457	$149,890	$575	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$(699,980)	$27,096,611	$5,114,014	$(35,836,451)
Post-October Capital Loss Deferred	$(551,324)	$—	$—	$—	$(6,961,101)
Net unrealized appreciation (depreciation) of investments and futures contracts	$21,908,017	$(3,681,572)	$254,731,377	$63,358,968	$604,265,360

	MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Accumulated undistributed net investment income	$4,039	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$34,637	$8,353,799	$11,746,650	$38,000,018	$60,244,186
Post-October Capital Loss Deferred	$—	$—	$—	$—	$(3)
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,144,701	$(2,870,265)	$(5,491,247)	$19,223,267	$78,350,743

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund
Accumulated undistributed net investment income	$—	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$71,066,836	$73,232,984	$75,780,974	$62,424,415 $	38,852,362
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$110,203,471	$126,463,451	$149,528,284	$118,122,394	$68,753,153

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund
Accumulated undistributed net investment income	$—	$—	$3,513	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$22,676,625	$10,655,029	$230,216	$4,616,562 $	18,352,610
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$41,517,335	$14,974,773	$30,042	$(1,616,250)	$24,617,901

	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Accumulated undistributed net investment income	$—	$1,584	$—	$206,951
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$18,177,673	$—	$(57,469,004)	$(145,730,356)
Post-October Capital Loss Deferred	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$33,534,829	$—	$7,333,055	$(82,717,027)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2025, the Funds reclassified amounts primarily relating to tax treatment of paydowns, REITs, PFICs, prior year post financial statement adjustments and tax equalization. These reclassifications have no effect on net assets or net asset values per share.

7.	MERGER

On April 25, 2025, the MoA Clear Passage 2015 Fund (the “Target Fund”), was reorganized into the MoA Retirement Income Fund (the “Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on November 7, 2024. The Agreement provided for the transfer of all assets of the Target Fund for shares of the Surviving Fund and the assumption of the liabilities of the Target Fund by the Surviving Fund. The Target Fund then ceased operations.

On the reorganization date, the Target Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Target Fund	Total Investment Value	Total Investment Cost	Unrealized Loss on Investments
MoA Clear Passage 2015 Fund	$100,630,864	$101,930,709	$(1,299,845)

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by the transfer of the portfolio holdings of MoA Clear Passage 2015 Fund on a tax-free basis to MoA Retirement Income Fund in exchange for 9,018,946 shares of MoA Retirement Income Fund, which were subsequently distributed to shareholders of MoA Clear Passage 2015 Fund, making them shareholders of MoA Retirement Income Fund.

Target Fund	Shares	Surviving Fund	Shares	Value
MoA Clear Passage 2015 Fund	11,887,100	MoA Retirement Income Fund	9,018,946	$100,617,126

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

The net assets and unrealized appreciation immediately before the acquisition were as follows:

Target Fund	Net Assets	Unrealized Depreciation on Investments	Surviving Fund	Net Assets
MoA Clear Passage 2015 Fund	$100,617,126	$(1,299,845)	MoA Retirement Income Fund	$197,136,094

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

7.	MERGER (continued)

Assuming the acquisition had been completed on January 01, 2025, the Surviving Fund’s unaudited pro forma results of operations for the year ended December 31, 2025, would have been as follows:

Surviving Fund	Net Investment Income(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
MoA Retirement Income Fund	$ 8,948,361	$ 19,819,783	$ 28,768,144

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2025) of the Surviving Fund, plus net investment income from the Target Fund pre-merger were as follows:

Target Fund	Net Investment Income (Loss)
MoA Clear Passage 2015 Fund	$ 634,121

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Surviving Fund, plus net unrealized gain (loss) on investments from the Target Fund pre-merger were as follows:

Target Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
MoA Clear Passage 2015 Fund	$ (45,974)

Since both the Target Fund and Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of the revenue and earnings of the Target Fund that have been included in the Surviving Fund’s Statement of Operations since April 25, 2025.

8.	CHANGE IN AUDITOR

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP (“KPMG”) as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

9.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MoA FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Directors

MoA Funds Corporation:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the funds listed in the Appendix, each a fund comprising MoA Funds Corporation (the Funds), including the portfolios of investments in securities, as of December 31, 2025, the related statements of operations and changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations and changes in their net assets for each of the years or periods in the Appendix, and the financial highlights for each of years or periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and the transfer agent; when replies were not received from brokers we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 26, 2026

Appendix

MoA Equity Index Fund

MoA All America Fund

MoA Small Cap Value Fund

MoA Small Cap Growth Fund

MoA Small Cap Equity Index Fund

MoA Mid Cap Value Fund

MoA Mid Cap Growth Fund

MoA Mid Cap Equity Index Fund

MoA Balanced Fund

MoA International Fund

MoA Catholic Values Index Fund

MoA Retirement Income Fund

MoA Clear Passage 2020 Fund

MoA Clear Passage 2025 Fund

MoA Clear Passage 2030 Fund

MoA Clear Passage 2035 Fund

MoA Clear Passage 2040 Fund

MoA Clear Passage 2045 Fund

MoA Clear Passage 2050 Fund

MoA Clear Passage 2055 Fund

MoA Clear Passage 2060 Fund

MoA Clear Passage 2065 Fund

MoA Clear Passage 2070 Fund

MoA Conservative Allocation Fund

MoA Moderate Allocation Fund

MoA Aggressive Allocation Fund

MoA US Government Money Market Fund

MoA Intermediate Bond Fund

MoA Core Bond Fund

Statements of operations and changes in net assets and financial highlights for the period May 1, 2025 (commencement of operations) through December 31, 2025

MoA Clear Passage 2070 Fund

Statements of operations and changes in net assets and financial highlights for the period September 8, 2025 (commencement of operations) through December 31, 2025

MoA Mid Cap Growth Fund

MoA FUNDS

ADDITIONAL INFORMATION

Tax Letter — (Unaudited)

Certain tax information for the MoA Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2025.

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the calendar year ended December 31, 2025:

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the calendar year ended December 31, 2025.

Fund Name	%
MoA Equity Index Fund	1.12
MoA All America Fund	2.19
MoA Small Cap Value Fund	2.27
MoA Mid Cap Value Fund	2.33
MoA Mid Cap Growth Fund	9.06
MoA Mid Cap Equity Index Fund	1.10
MoA Balanced Fund	9.53
MoA International Fund	0.87
MoA Retirement Income Fund	9.06
MoA Clear Passage 2020 Fund	7.45
MoA Clear Passage 2025 Fund	6.75
MoA Clear Passage 2030 Fund	5.96
MoA Clear Passage 2035 Fund	4.62
MoA Clear Passage 2040 Fund	3.42
MoA Clear Passage 2045 Fund	2.68
MoA Clear Passage 2050 Fund	2.37
MoA Clear Passage 2055 Fund	1.83
MoA Clear Passage 2060 Fund	1.61
MoA Clear Passage 2065 Fund	1.55
MoA Clear Passage 2070 Fund	1.06
MoA Conservative Allocation Fund	7.85
MoA Moderate Allocation Fund	6.06
MoA Aggressive Allocation Fund	3.24
MoA US Government Money Market Fund	60.16
MoA Intermediate Bond Fund	26.62
MoA Core Bond Fund	10.66

Fund Name	%
MoA Equity Index Fund	90.25
MoA All America Fund	100.00
MoA Small Cap Value Fund	100.00
MoA Small Cap Equity Index Fund	42.51
MoA Mid Cap Value Fund	100.00
MoA Mid Cap Growth Fund	100.00
MoA Mid Cap Equity Index Fund	52.50
MoA Balanced Fund	31.50
MoA Catholic Values Index Fund	73.62
MoA Retirement Income Fund	10.36
MoA Clear Passage 2020 Fund	10.77
MoA Clear Passage 2025 Fund	14.10
MoA Clear Passage 2030 Fund	18.52
MoA Clear Passage 2035 Fund	23.51
MoA Clear Passage 2040 Fund	28.44
MoA Clear Passage 2045 Fund	31.52
MoA Clear Passage 2050 Fund	34.62
MoA Clear Passage 2055 Fund	36.31
MoA Clear Passage 2060 Fund	37.50
MoA Clear Passage 2065 Fund	40.34
MoA Clear Passage 2070 Fund	22.68
MoA Conservative Allocation Fund	11.70
MoA Moderate Allocation Fund	18.75
MoA Aggressive Allocation Fund	28.83

Long Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the calendar year ended December 31, 2025:

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions treated as qualified dividends for the calendar year ended December 31, 2025:

Fund Name	$
MoA Equity Index Fund	599,131,909
MoA All America Fund	41,445,131
MoA Small Cap Value Fund	13,673,770
MoA Small Cap Growth Fund	3,977,561
MoA Small Cap Equity Index Fund	3,908,089
MoA Mid Cap Value Fund	12,814,133
MoA Mid Cap Equity Index Fund	115,513,013
MoA Balanced Fund	17,741,143
MoA Catholic Values Index Fund	278,768
MoA Retirement Income Fund	4,261,431
MoA Clear Passage 2020 Fund	17,215,641
MoA Clear Passage 2025 Fund	55,707,347
MoA Clear Passage 2030 Fund	86,116,971
MoA Clear Passage 2035 Fund	99,545,860
MoA Clear Passage 2040 Fund	80,374,292
MoA Clear Passage 2045 Fund	86,872,846
MoA Clear Passage 2050 Fund	74,231,375
MoA Clear Passage 2055 Fund	37,702,924
MoA Clear Passage 2060 Fund	17,049,455
MoA Clear Passage 2065 Fund	8,073,762
MoA Conservative Allocation Fund	5,666,229
MoA Moderate Allocation Fund	28,169,645
MoA Aggressive Allocation Fund	26,136,438

Fund Name	%
MoA Equity Index Fund	93.66
MoA All America Fund	100.00
MoA Small Cap Value Fund	100.00
MoA Small Cap Equity Index Fund	43.20
MoA Mid Cap Value Fund	100.00
MoA Mid Cap Growth Fund	100.00
MoA Mid Cap Equity Index Fund	54.37
MoA Balanced Fund	31.91
MoA International Fund	74.12
MoA Catholic Values Index Fund	77.15
MoA Retirement Income Fund	15.99
MoA Clear Passage 2020 Fund	18.13
MoA Clear Passage 2025 Fund	25.63
MoA Clear Passage 2030 Fund	33.52
MoA Clear Passage 2035 Fund	43.22
MoA Clear Passage 2040 Fund	54.51
MoA Clear Passage 2045 Fund	61.07
MoA Clear Passage 2050 Fund	66.02
MoA Clear Passage 2055 Fund	70.50
MoA Clear Passage 2060 Fund	74.06
MoA Clear Passage 2065 Fund	78.21
MoA Clear Passage 2070 Fund	41.03
MoA Conservative Allocation Fund	16.88
MoA Moderate Allocation Fund	35.36
MoA Aggressive Allocation Fund	54.77

Interest Dividends

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividend for the calendar year ended December 31, 2025:

Section 199A

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions treated as 199A dividends for the calendar year ended December 31, 2025:

Fund Name	%
MoA Equity Index Fund	1.80
MoA All America Fund	5.17
MoA Small Cap Value Fund	3.08
MoA Small Cap Equity Index Fund	0.01
MoA Mid Cap Value Fund	4.25
MoA Mid Cap Growth Fund	11.73
MoA Mid Cap Equity Index Fund	1.80
MoA Balanced Fund	55.86
MoA International Fund	1.54
MoA Catholic Values Index Fund	0.06
MoA Retirement Income Fund	48.88
MoA Clear Passage 2020 Fund	42.35
MoA Clear Passage 2025 Fund	39.30
MoA Clear Passage 2030 Fund	34.86
MoA Clear Passage 2035 Fund	27.69
MoA Clear Passage 2040 Fund	19.28
MoA Clear Passage 2045 Fund	14.20
MoA Clear Passage 2050 Fund	11.74
MoA Clear Passage 2055 Fund	8.97
MoA Clear Passage 2060 Fund	6.94
MoA Clear Passage 2065 Fund	6.05
MoA Clear Passage 2070 Fund	3.61
MoA Conservative Allocation Fund	43.62
MoA Moderate Allocation Fund	33.52
MoA Aggressive Allocation Fund	18.81
MoA US Government Money Market Fund	99.94
MoA Intermediate Bond Fund	99.97
MoA Core Bond Fund	96.82

Fund Name	%
MoA Equity Index Fund	4.28
MoA Small Cap Equity Index Fund	9.74
MoA Mid Cap Equity Index Fund	14.74
MoA Balanced Fund	0.63
MoA Catholic Values Index Fund	3.61
MoA Retirement Income Fund	0.86
MoA Clear Passage 2020 Fund	0.86
MoA Clear Passage 2025 Fund	1.06
MoA Clear Passage 2030 Fund	1.26
MoA Clear Passage 2035 Fund	1.81
MoA Clear Passage 2040 Fund	2.47
MoA Clear Passage 2045 Fund	2.75
MoA Clear Passage 2050 Fund	2.94
MoA Clear Passage 2055 Fund	3.16
MoA Clear Passage 2060 Fund	3.32
MoA Clear Passage 2065 Fund	3.49
MoA Clear Passage 2070 Fund	2.17
MoA Conservative Allocation Fund	0.99
MoA Moderate Allocation Fund	1.84
MoA Aggressive Allocation Fund	3.15

Results of shareholder votes

Not applicable

Renumeration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Statement regarding basis for approval of investment advisory contract

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a) On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP (“KPMG”) as MoA Funds’ independent registered public accounting firm. KPMG’s audit reports on MoA Fund’s financial statements as of and for the fiscal years ended December 31, 2025 and December 31, 2024 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement; and (ii) there were no reportable events described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

(b) During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, MoA Funds has not consulted with EY regarding the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on MoA Funds’ financial statements.; or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the MoA Financial Statements and Additional Information filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics of MoA Funds Corporation.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 Act .

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant Auditor Response Consent Letter

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MoA Funds Corporation

By (Signature and Title)*	/s/ Joseph R. Gaffoglio
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph R. Gaffoglio
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date 3/4/2026

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young
President, Treasurer, Chief Financial Officer and
Principal Financial Officer of
MoA Funds Corporation

Date 3/4/2026